                                                      Registration Nos. 33-49098
                                                                       811-06719


              As filed with the Securities and Exchange Commission
                              on January 24, 2001



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [X]
         Post-Effective Amendment No. 22                                   [X]


                                       and


REGISTRATION STATEMENT UNDER THE INVESTMENT                                [X]
 COMPANY ACT OF 1940
         Amendment No. 23                                                  [X]


                                   BB&T FUNDS
               (Exact Name of Registrant as Specified in Charter)

                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of principal executive offices)

               Registrant's telephone number, including Area Code:
                                 (800) 228-1872
                                 --------------

                           Walter B. Grimm, President
                                   BB&T Funds
                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                     (Name and address of agent for service)

                          Copies of communications to:

                             Alan G. Priest, Esquire
                                  Ropes & Gray
            One Franklin Square, 1301 K Street, N.W., Suite 800 East,
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on February 1, 2001 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on [date] pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on [date] pursuant to paragraph (a)(ii) of Rule 485


If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for post-effective amendment No. __ filed on [date].

                                  [BB&T LOGO]


                                   PROSPECTUS


                                  STOCK FUNDS
                            LARGE COMPANY VALUE FUND
                                 BALANCED FUND
                           LARGE COMPANY GROWTH FUND
                           SMALL COMPANY GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           CAPITAL APPRECIATION FUND

                               MID CAP VALUE FUND


                                   BOND FUNDS
                               TAXABLE BOND FUNDS
                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                     INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        INTERMEDIATE CORPORATE BOND FUND

                              TAX-FREE BOND FUNDS
                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                      VIRGINIA INTERMEDIATE TAX-FREE FUND
                    WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                               MONEY MARKET FUNDS
                            PRIME MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND

                                 FUNDS OF FUNDS
                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                      CAPITAL MANAGER MODERATE GROWTH FUND
                          CAPITAL MANAGER GROWTH FUND
                     CAPITAL MANAGER AGGRESSIVE GROWTH FUND

                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES


                                FEBRUARY 1, 2001


                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]
Carefully review this important                           4  Overview
section, which summarizes each                            5  STOCK FUNDS
Fund's investments, risks, past                           6  Large Company Value Fund
performance, and fees.                                    9  Balanced Fund
                                                         13  Large Company Growth Fund
                                                         16  Small Company Growth Fund
                                                         19  International Equity Fund
                                                         22  Capital Appreciation Fund
                                                         24  Mid Cap Value Fund
                                                         26  BOND FUNDS
                                                         27  Short-Intermediate U.S. Government Income Fund
                                                         30  Intermediate U.S. Government Bond Fund
                                                         33  Intermediate Corporate Bond Fund
                                                         36  North Carolina Intermediate Tax-Free Fund
                                                         39  South Carolina Intermediate Tax-Free Fund
                                                         42  Virginia Intermediate Tax-Free Fund
                                                         45  West Virginia Intermediate Tax-Free Fund
                                                         47  MONEY MARKET FUNDS
                                                         48  Prime Money Market Fund
                                                         52  U.S. Treasury Money Market Fund
                                                         55  Tax-Free Money Market Fund
                                                         57  FUNDS OF FUNDS
                                                         58  Capital Manager Conservative Growth Fund
                                                         62  Capital Manager Moderate Growth Fund
                                                         67  Capital Manager Growth Fund
                                                         72  Capital Manager Aggressive Growth Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  75  STOCK FUNDS
information on investment                                75  Large Company Value Fund
strategies and their risks.                              75  Balanced Fund
                                                         75  Large Company Growth Fund
                                                         75  Small Company Growth Fund
                                                         75  International Equity Fund
                                                         75  Capital Appreciation Fund
                                                         76  Mid Cap Value Fund
                                                         76  BOND FUNDS
                                                         76  Short-Intermediate U.S. Government Income Fund
                                                         76  Intermediate U.S. Government Bond Fund
                                                         77  Intermediate Corporate Bond Fund
                                                         77  North Carolina Intermediate Tax-Free Fund
                                                         77  South Carolina Intermediate Tax-Free Fund
                                                         77  Virginia Intermediate Tax-Free Fund
                                                         77  West Virginia Intermediate Tax-Free Fund
                                                         78  MONEY MARKET FUNDS
                                                         78  Prime Money Market Fund
                                                             U.S. Treasury Money Market Fund
                                                         78  Tax-Free Money Market Fund
                                                         79  FUNDS OF FUNDS
                                                         79  Capital Manager Conservative Growth Fund
                                                         79  Capital Manager Moderate Growth Fund
                                                         79  Capital Manager Growth Fund
                                                         79  Capital Manager Aggressive Growth Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       85  The Investment Adviser
the people and organizations who                         86  The Investment Sub-Advisers
oversee the Funds.                                       86  Portfolio Managers
                                                         87  The Distributor and Administrator

         BB&T FUNDS                                   TABLE OF CONTENTS



                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       88  Choosing a Share Class
how shares are valued, how to                            90  Pricing of Fund Shares
purchase, sell and exchange                              91  Purchasing and Adding to Your Shares
shares, related charges and                              94  Selling Your Shares
payments of dividends and                                96  General Policies on Selling Shares
distributions.                                           97  Distribution Arrangements/Sales Charges
                                                        100  Distribution and Service (12b-1) Fees
                                                        101  Exchanging Your Shares
                                                        102  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUND

                                            [LOGO]
                                                        103  Financial Highlights

 [LOGO]
          RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Class A Shares, the Class B Shares, and the Class
                                          C Shares of the Stock Funds, the Bond Funds, the Money
                                          Market Funds and the Funds of Funds that you should know
                                          before investing. Each Fund also offers a fourth class of
                                          shares called Trust Shares which is offered in a separate
                                          prospectus. Please read this prospectus and keep it for
                                          future reference.

                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.

                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.

                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          STOCK FUNDS

                                          These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and
                                          equity-related securities, principally common stocks.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets

                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                 LARGE COMPANY VALUE FUND

   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
                                              STOCK FUND)


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks capital growth, current income or both,
                                          primarily through investment in stocks.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index as well as
                                          American Depository Receipts ("ADRs").

                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

                                                 LARGE COMPANY VALUE FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
                                              STOCK FUND)

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                          10.10%
94                                                            -0.54%
95                                                            31.69%
96                                                            21.83%
97                                                            32.83%
98                                                            12.85%
99                                                            -2.47%
2000                                                           6.10%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      16.89%      12/31/98


                                              Worst
                                              quarter:     -11.00%       9/30/99


The chart and table on this page show
how the Large Company Value Fund
(formerly Growth and Income Stock
Fund) has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
eight years to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the Russell 1000(R) Value
Index, a widely recognized, unmanaged
index of common stocks that measures
the performance of those Russell
1000(R) companies with lower
price-to-book ratios and lower
forecasted growth values. Of course,
past performance does not indicate
how the Fund will perform in the
future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                                  AVERAGE ANNUAL TOTAL RETURNS
                                                                                     (for the periods ended
                                                                                      December 31, 2000)(1)

                                                                         1 YEAR(2)     5 YEARS(2,3)     SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% Sales Charge)                                                                 (10/9/92)
   LARGE COMPANY VALUE FUND                                                0.00%          12.23%           13.05%
   RUSSELL 1000(R) VALUE INDEX(4)                                          7.01%          16.91%           17.20%
   S&P 500(R) INDEX(4)                                                    -9.10%          18.33%           17.33%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                        (10/9/92)
   LARGE COMPANY VALUE FUND                                                1.37%          12.58%           13.34%
   RUSSELL 1000(R) VALUE INDEX(4)                                          7.01%          16.91%           17.20%
   S&P 500(R) INDEX(4)                                                    -9.10%          18.33%           17.33%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                        (10/9/92)
   LARGE COMPANY VALUE FUND                                                5.12%          13.57%           13.87%
   RUSSELL 1000(R) VALUE INDEX(4)                                          7.01%          16.91%           17.20%
   S&P 500(R) INDEX(4)                                                    -9.10%          18.33%           17.33%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(4) The Russell 1000(R) Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios at lower forecasted growth value. The benchmark index for the Large Company Value Fund has changed from the S&P 500(R) Index in order to better represent the investment policies for comparison purposes.

                                                 LARGE COMPANY VALUE FUND
   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
                                              STOCK FUND)

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on Purchases  5.75%(2)    None      None
                                                     ---------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None    5.00%(3)  1.00%(4)
                                                     ---------------------------------------------------------------------
                                                     Redemption Fee(5)                             0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES            CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)              SHARES    SHARES    SHARES
                                                     Management Fee(6)                          0.74%     0.74%     0.74%
                                                     ---------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                             0.50%     1.00%     1.00%
                                                     ---------------------------------------------------------------------
                                                     Other Expenses(6)                          0.36%     0.36%     0.36%
                                                     ---------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)           1.60%     2.10%     2.10%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.32%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.17%; Class B Shares, 1.92%; and Class C Shares, 1.92%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the Large
   Company Value Fund (formerly
   Growth and Income Stock Fund),
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                    1       3        5        10
                                                       LARGE COMPANY VALUE FUND    YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $728   $1,051   $1,396   $2,366
                                                     -------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption           $713   $  958   $1,329   $2,304
                                                     Assuming No Redemption        $213   $  658   $1,129   $2,304
                                                     -------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption           $313   $  658   $1,129   $2,431
                                                     Assuming No Redemption        $213   $  658   $1,129   $2,431



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVES                 The Fund's investment objectives are to seek long-term
                                          capital growth and to produce current income.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue these goals, the Fund invests in a broadly
                                          diversified portfolio of equity and debt securities
                                          consisting primarily of common stocks and bonds.

                                          The Fund normally invests between 40-75% of its total assets in equity securities and at least 25% of its total assets in fixed-income senior securities. The portion of the Fund's
                                          assets invested in equity and debt securities will vary
                                          depending upon economic conditions, the general level of
                                          stock prices, interest rates and other factors, including
                                          the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Adviser believes are likely to demonstrate superior earnings growth relative to their peers, and which are
                                          selling at attractive valuations. As a result, the Fund will invest in a blend of growth stocks and value stocks. Other equity investments include convertible securities and ADRs.
                                          The Fund's fixed-income investments consist primarily of
                                          "investment-grade" bonds, notes, debentures (bonds, notes
                                          and debentures rated at the time of purchase in one of the four highest rating categories by a nationally recognized
                                          statistical rating organizations (an "NRSRO")) or are
                                          determined by the Adviser to be of comparable quality and
                                          money market instruments. The average dollar-weighted
                                          maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.

                                          In managing the equity portion of the Fund, the Adviser
                                          examines a variety of quantitative and qualitative factors in formulating individual stock purchase and sale decisions.
                                          The Adviser selects investments that it believes are
                                          reasonably priced relative to their growth potential.

                                          In managing the fixed income portion of the Fund's
                                          portfolio, the Adviser uses a "top down" investment
                                          management approach focusing on a security's maturity. The
                                          Adviser sets, and continually adjusts, a target for the
                                          interest rate sensitivity of the Fund based upon
                                          expectations about interest rates and other economic
                                          factors. The Adviser then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.

                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 75 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY
                          CONTINUED


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the types of
                                          securities on which the Fund focuses will underperform other kinds of investments or the overall market.

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call"--or repay--higher-yielding bonds before their stated maturity
                                          date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1994                                                                             -1.84%
95                                                                               24.67%
96                                                                               11.63%
97                                                                               20.83%
98                                                                               14.39%
99                                                                               -1.76%
2000                                                                              0.60%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                             Best
                                           quarter:     10.85%          12/31/98


                                             Worst
                                             quarter:   -6.12%           9/30/99


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)


                                                                        1 YEAR(2)    5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                              (7/1/93)
   BALANCED FUND                                                          -5.17%         7.57%          8.33%
   S&P 500(R) INDEX                                                       -9.10%        18.33%          17.70%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%         6.19%          6.04%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                     (7/1/93)
   BALANCED FUND                                                          -3.98%         7.77%          8.60%
   S&P 500(R) INDEX                                                       -9.10%        18.33%          17.70%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%         6.19%          6.04%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                     (7/1/93)
   BALANCED FUND                                                          -0.34%         8.80%          9.19%
   S&P 500(R) INDEX                                                       -9.10%        18.33%          17.70%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%         6.19%          6.04%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.



(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

The chart and table on this page show
how the Balanced Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over seven years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely
recognized, unmanaged index of common
stocks, and the Lehman Brothers
Intermediate Government Bond Index,
an unmanaged index representative of
the total return of government bonds
with maturities of less than 10
years. Of course, past performance
does not indicate how the Fund will
perform in the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     --------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     --------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.74%     0.74%     0.74%
                                                     --------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     --------------------------------------------------------------------
                                                     Other Expenses(6)                       0.41%     0.41%     0.41%
                                                     --------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        1.65%     2.15%     2.15%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.37%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.22%; Class B Shares, 1.97%; and Class C Shares 1.97%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the Balanced
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                    1       3        5        10
                                                            BALANCED FUND          YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                $733   $1,065   $1,420   $2,417
                                                     -------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption           $718   $  973   $1,354   $2,356
                                                     Assuming No Redemption        $218   $  673   $1,154   $2,356
                                                     -------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption           $318   $  673   $1,154   $2,483
                                                     Assuming No Redemption        $218   $  673   $1,154   $2,483



Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of large capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of large capitalization companies that the portfolio manager believes have attractive potential for growth. Large capitalization companies are those companies whose market
                                          capitalization exceeds the mean capitalization of the
                                          companies in the S&P(R) 500 Index.

                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to
                                          identify companies with a history of above average growth or companies that are expected to enter periods of above
                                          average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and
                                          earnings momentum, earnings surprise, the company's
                                          management and the company's position within its industry.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- large cap growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             24.84
99                                                                               36.85
2000                                                                            -13.46

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:     29.64%       12/31/99


                                              Worst
                                              quarter:    -13.75%       12/31/00


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)
The chart and table on this page show
how the Large Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over three years
to demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely
recognized, unmanaged index of common
stocks. Of course, past performance
does not indicate how the Fund will
perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                        1 YEAR(2)    SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% sales charge)                                              (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -18.45%         9.68%
   S&P 500(R) INDEX                                                       -9.10%         12.24%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                     (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -17.25%         10.19%
   S&P 500(R) INDEX                                                       -9.10%         12.24%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                     (10/3/97)
   LARGE COMPANY GROWTH FUND                                             -14.87%         10.93%
   S&P 500(R) INDEX                                                       -9.10%         12.24%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.74%     0.74%     0.74%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses(6)                       0.42%     0.42%     0.42%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        1.66%     2.16%     2.16%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.39%. Total expenses after fee waivers and expense reimbursements for each are expected to be: Class A Shares, 1.24%; Class B Shares, 1.99%; and Class C Shares 1.99%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

   As an investor in the Large
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                         1       3        5        10
                                                        LARGE COMPANY GROWTH FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $734   $1,068   $1,425   $2,427
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $719   $  976   $1,359   $2,366
                                                     Assuming No Redemption             $219   $  676   $1,159   $2,366
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $319   $  676   $1,159   $2,493
                                                     Assuming No Redemption             $219   $  676   $1,159   $2,493


   Use the table at right to
   compare fees and expenses with
   those of other funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

    - $10,000 investment
    - 5% annual return
    - redemption at the end of
      each period
    - no changes in the fund's
      operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.

                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.

                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risk on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1995                                                                             45.38%
96                                                                               30.77%
97                                                                                4.69%
98                                                                                3.03%
99                                                                               72.23%
2000                                                                            -15.33%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:     47.83%       12/31/99


                                              Worst
                                              quarter:    -20.27%        3/31/97


The table on this page shows how the
Small Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over six years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Russell 2000(R) Index, an unmanaged
index generally representative of
domestically funded common stocks of
small to mid-sized companies. Of
course, past performance does not
indicate how the Fund will perform in
the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                                    (for the periods ended
                                                                                    December 31, 2000)(1)

                                                                        1 YEAR(2)    5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                             (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -20.20%        14.16%          19.78%
   RUSSELL 2000(R) INDEX                                                  -3.02%        10.31%          13.45%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                    (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -18.49%        14.54%          20.20%
   RUSSELL 2000(R) INDEX                                                  -3.02%        10.31%          13.45%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                    (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -15.98%        15.52%          20.95%
   RUSSELL 2000(R) INDEX                                                  -3.02%        10.31%          13.45%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------

                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee                          1.00%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.41%     0.41%     0.41%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        1.91%     2.41%     2.41%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemption within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for Class A Shares are expected to be limited to 1.66%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the Small
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                         1       3        5        10
                                                        SMALL COMPANY GROWTH FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $758   $1,141   $1,547   $2,679
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $744   $1,051   $1,485   $2,623
                                                     Assuming No Redemption             $244   $  751   $1,285   $2,623
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $344   $  751   $1,285   $2,746
                                                     Assuming No Redemption             $244   $  751   $1,285   $2,746



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation through
                                          investment primarily in equity securities of foreign
                                          issuers.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          non-dollar denominated stocks of foreign issuers located in countries included in the Morgan Stanley Capital
                                          International Europe, Australasia and the Far East ("EAFE")
                                          Index. The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.

                                          In managing the Fund's portfolio, emphasis is placed on
                                          adding value through stock selection. Factors that the
                                          Adviser considers will include cash flow returns on
                                          investment, forecast P/E ratios, enterprise values and
                                          balance sheet strength. A security's earnings trend and its price momentum will also be factors considered in security selection. The Adviser will examine each company for
                                          financial soundness before deciding to purchase its stock.
                                          The Adviser will also consider issues such as prospectus for relative economic growth among certain foreign countries,
                                          expected levels of inflation, government policies
                                          influencing business conditions and the outlook for currency relationships.

                                          The Fund generally will sell a stock when it reaches a
                                          target price, which is when the Adviser believes it is fully valued or when, in the Adviser's opinion, conditions change such that the risk of continuing to hold the stock is
                                          unacceptable when compared to the growth potential.

                                          In an attempt to reduce portfolio risk, the Adviser will
                                          diversify investments across countries, industry groups and companies with investment at all times in at least three
                                          foreign countries.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- foreign value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          FOREIGN INVESTMENT RISK: Investing in foreign markets
                                          involves a greater risk than investing in the United States.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             11.13
99                                                                               37.97
2000                                                                            -18.70

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:     24.71%       12/31/99


                                              Worst
                                              quarter:    -15.87%        9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
how the International Equity Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over three years
to demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Morgan Stanley Capital International
Europe, Australasia and Far East
("EAFE") Index, a widely recognized,
unmanaged index generally
representative of the performance of
stock markets in those regions. Of
course, past performance does not
indicate how the Fund will perform in
the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                        1 YEAR(2)    SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% sales charge)                                              (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -23.39%         5.76%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -14.17%         7.41%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                     (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -22.00%         5.99%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -14.17%         7.41%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                     (1/2/97)
   INTERNATIONAL EQUITY FUND                                             -19.99%         6.61%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -14.17%         7.41%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee                          1.00%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.51%     0.51%     0.51%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        2.01%     2.51%     2.51%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for Class A Shares are expected to be limited to 1.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                         1       3        5        10
                                                        INTERNATIONAL EQUITY FUND       YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $767   $1,169   $1,596   $2,778
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $754   $1,082   $1,535   $2,723
                                                     Assuming No Redemption             $254   $  782   $1,335   $2,723
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $354   $  782   $1,335   $2,846
                                                     Assuming No Redemption             $254   $  782   $1,335   $2,846



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL APPRECIATION FUND(*)

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily (at least
                                          65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $2
                                          billion) that have an established record of growth and
                                          continue to present significant growth potential. In
                                          selecting investments for the Fund, the Adviser will
                                          consider growth factors such as a company's new products,
                                          changes in management, and business restructurings. The
                                          Adviser will also search for companies that have established records of earnings and sales growth over a period of at
                                          least three years that it believes are poised to meet or
                                          exceed these figures going forward. These companies
                                          generally will have lower amounts of long-term debt
                                          (representing less than 40% of the company's
                                          capitalization); have attractive price/earnings ratios in
                                          relation to a company's 3 to 5-year earnings per share
                                          growth rate; and have stock prices which have outperformed
                                          Standard & Poor's 500 Composite Index (S&P 500) over the
                                          previous six months. The Adviser will attempt to avoid
                                          overweighting the Fund's position on any specific market
                                          sector (such as technology, consumer staples, etc.) beyond
                                          150% of the weighting that sector has in the S&P 500.

                                          The Adviser may sell a stock if a company fails to meet
                                          earnings or revenue expectations or becomes overvalued
                                          (i.e., high price/earnings ratio relative to its earnings
                                          growth). The Adviser may also sell a stock to change the
                                          Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its
                                          investment strategy, the Fund may buy and sell securities
                                          frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses will underperform other kinds of investments or market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.
                                          This section would normally include a bar chart and a table showing how the Capital Appreciation Fund has performed and how its performance has varied from year to year. Because
                                          the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.



                          (*) As of the date of this Prospectus, the Fund had not commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES        CAPITAL APPRECIATION FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee                          0.74%     0.74%     0.74%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee                             0.25%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses(6)                       0.46%     0.46%     0.46%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses           1.45%     2.20%     2.20%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within the one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) Other expenses are based on estimated amounts for the current fiscal year.

                                               EXPENSE EXAMPLE


                                                                                         1       3
                                                        CAPITAL APPRECIATION FUND       YEAR   YEARS
                                                     CLASS A SHARES                     $714   $1,007
                                                     ------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $723   $  988
                                                     Assuming No Redemption             $223   $  688
                                                     ------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $323   $  688
                                                     Assuming No Redemption             $223   $  688



As an investor in the Capital
   Appreciation Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID CAP VALUE FUND(*)

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income, with a secondary goal of
                                          moderate capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell Mid Cap Value Index as well as
                                          American Depository Receipts ("ADRs"). In managing the Fund, the portfolio manager attempts to diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing
                                          individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum
                                          characteristics of a particular issuer. While some stocks
                                          may be purchased primarily for income, most stocks will be purchased for capital appreciation. The portfolio manager
                                          will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. The Fund may also invest in certain other equity securities in addition to those
                                          described above. For a more complete description of the
                                          various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 76 or consult the Statement of Additional information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- mid cap value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 76.

                                          This section would normally include a bar chart and a table showing how the Mid Cap Value Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this
                                          prospectus, the bar chart and table are not shown.



                          (*) As of the date of this Prospectus, the Fund had not commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------

                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee                          0.74%     0.74%     0.74%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                             0.25%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses(6)                       0.54%     0.54%     0.54%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses           1.53%     2.28%     2.28%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within the one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (6) Other expenses are based on estimated amounts for the current fiscal year.

                                               EXPENSE EXAMPLE


                                                                                         1       3
                                                           MID CAP VALUE FUND           YEAR   YEARS
                                                     CLASS A SHARES                     $722   $1,031
                                                     ------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $731   $1,012
                                                     Assuming No Redemption             $231   $  712
                                                     ------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $331   $  712
                                                     Assuming No Redemption             $231   $  712



As an investor in the Mid Cap
   Value Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.


   ------------------------------
Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          BOND FUNDS

    TAXABLE BOND FUNDS                    The Short-Intermediate U.S. Government Income Fund, the
                                          Intermediate U.S. Government Bond Fund and the Intermediate
                                          Corporate Bond Fund seek current income consistent with the preservation of capital and invest primarily in fixed income securities, such as U.S. government securities, or
                                          corporate, bank and commercial obligations.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations

                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

    TAX-FREE BOND FUNDS                   The North Carolina Intermediate Tax-Free Fund, the South
                                          Carolina Intermediate Tax-Free Fund, the Virginia
                                          Intermediate Tax-Free Fund, and the West Virginia
                                          Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from
                                          federal and, respectively, North Carolina, South Carolina,
                                          Virginia, or West Virginia income taxes.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio.
                                          - seeking monthly federal and North Carolina, South
                                          Carolina, Virginia, or West Virginia tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations

                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value
                                          - investing emergency reserves

   RISK/RETURN SUMMARY AND FUND EXPENSES          SHORT-INTERMEDIATE U.S.
   GOVERNMENT INCOME FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 1.5 to 3.5.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 76 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/ CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES          SHORT-INTERMEDIATE U.S.
   GOVERNMENT INCOME FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              6.61%
94                                                                               -2.19%
95                                                                               12.45%
96                                                                                2.80%
97                                                                                6.11%
98                                                                                6.66%
99                                                                                1.26%
2000                                                                              8.04%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       4.06%       6/30/95


                                              Worst
                                              quarter:      -1.75%       3/31/94


The chart and table on this page show
how the Short-Intermediate U.S.
Government Income Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over eight years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Merrill Lynch 1-5 Year U.S.
Government Bond Index, an unmanaged
index representative of the total
return of government bonds with
maturities between 1 and 5 years. Of
course, past performance does not
indicate how the Fund will perform in
the future.


                                                                                AVERAGE ANNUAL TOTAL RETURNS
                                                                                   (for the periods ended
                                                                                    December 31, 2000)(1)

                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 CLASS A SHARES (with 3.00% sales charge)                                                            (11/30/92)
   SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND                         4.76%         4.31%             4.83%
   MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT BOND INDEX                      9.00%         6.05%             6.19%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES          SHORT-INTERMEDIATE U.S.
                                                  GOVERNMENT INCOME FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  3.00%(2)
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(3)                             0%

                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A
                                                     (FEES PAID FROM FUND ASSETS)              SHARES

                                                     Management Fee(4)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(4)                             0.50%
                                                     -----------------------------------------------------

                                                     Other Expenses(4)                          0.31%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(4)           1.41%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses are expected to be limited to 0.26%. Total expenses after fee waivers and expense reimbursements are expected to be 1.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the
   Short-Intermediate U.S.
   Government Income Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                         GROWTH AND INCOME         1       3       5        10
                                                            STOCK FUND            YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $439   $733    $1,048   $1,940


Use the table at right to compare
   fees and expenses with those
   of other Funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                             BOND FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 3.5 to 7.0.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 76 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating the greater its credit risk.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 76.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                             BOND FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              9.89%
94                                                                               -4.25%
95                                                                               17.81%
96                                                                                1.91%
97                                                                                8.31%
98                                                                                9.31%
99                                                                               -2.53%
2000                                                                             11.78%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       6.44%       6/30/95


                                              Worst
                                              quarter:      -3.24%       3/31/94


The chart and table on this page show
how the Intermediate U.S. Government
Bond Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
eight years to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the Merrill Lynch 5-10 Year
U.S. Government Index, an unmanaged
index generally representative of the
total return of government bonds with
maturities between 5 and 10 years. Of
course, past performance does not
indicate how the Fund will perform in
the future.
The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.



                                                                                 AVERAGE ANNUAL TOTAL RETURNS
                                                                                    (for the periods ended
                                                                                     December 31, 2000)(1)

                                                                        1 YEAR(2)    5 YEARS(2,3)   SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% Sales Charge)                                                             (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  5.35%         4.29%          5.32%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                          13.99%         6.53%          7.43%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                                    (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                  7.09%         4.45%          5.52%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                          13.99%         6.53%          7.43%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                                    (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                 10.78%         5.53%          6.08%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT INDEX                          13.99%         6.53%          7.43%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(3) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
                                             BOND FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.60%     0.60%     0.60%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses                          0.33%     0.33%     0.33%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        1.43%     1.93%     1.93%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.08%; Class B Shares, 1.83%; and Class C Shares, 1.83%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the
   Intermediate U.S. Government
   Bond Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                      INTERMEDIATE U.S. GOVERNMENT       1       3        5        10
                                                                BOND FUND               YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $712   $1,001   $1,312   $2,190
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $696   $  906   $1,242   $2,124
                                                     Assuming No Redemption             $196   $  606   $1,042   $2,124
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $296   $  606   $1,042   $2,254
                                                     Assuming No Redemption             $196   $  606   $1,042   $2,254



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
                                              FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a diversified
                                          portfolio of corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund will investment primarily in
                                          "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality). The Fund may also invest up to 15% of its total assets in bonds rated below investment grade. The duration range of the Fund will be from 3.0 to 7.0.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on interest rate
                                          risk, allocation among sectors, credit risk, and individual securities selection. The manager sets and continually
                                          adjust, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 77 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 77.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

2000                                                                             10.37

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      4.40%       12/31/00


                                              Worst
                                              quarter:      1.19%        6/30/00


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
how the Intermediate Corporate Bond
Fund has performed and how its
performance has varied. The bar chart
gives some indication of risk by
showing the Fund's performance over
one year. The table below it compares
the Fund's performance over time to
that of the Lehman Brothers U.S.
Credit Index, an unmanaged index
generally representative of all
publicly issued, fixed rate,
non-convertible, investment grade,
domestic corporate debt. Of course,
past performance does not indicate
how the Fund will perform in the
future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                        1 YEAR(2)    SINCE INCEPTION(2)
 CLASS A SHARES (with 5.75% Sales Charge)                                              (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        4.05%         3.02%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                       9.39%         8.36%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                     (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        5.52%         4.32%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                       9.39%         8.36%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                     (12/2/99)
   INTERMEDIATE CORPORATE BOND FUND                                        8.52%         7.99%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                       9.39%         8.36%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class B Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
                                              FUND

                                              FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES
                                                     Management Fee(6)                       0.60%     0.60%     0.60%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service
                                                     (12b-1) Fee(6)                          0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses(6)                       0.49%     0.49%     0.49%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6)        1.59%     2.09%     2.09%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.

                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25% and other expenses for each class are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00%; Class B Shares, 1.75%; and Class C Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the
   Intermediate Corporate Bond
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a
   back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                     INTERMEDIATE CORPORATE              1       3        5        10
                                                     BOND FUND                          YEAR   YEARS    YEARS    YEARS
                                                     CLASS A SHARES                     $727   $1,048   $1,391   $2,356
                                                     ------------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $712   $  955   $1,324   $2,293
                                                     Assuming No Redemption             $212   $  655   $1,124   $2,293
                                                     ------------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $312   $  655   $1,124   $2,421
                                                     Assuming No Redemption             $212   $  655   $1,124   $2,421



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period


  - no changes in the fund's
    operating expenses


Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND

                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and North
                                          Carolina income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of North Carolina and its political subdivisions, that provide income exempt from both federal personal income tax and North Carolina personal income tax.
                                          The Fund invests in North Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8. The Fund will maintain at least 80%
                                          invested in securities exempt from North Carolina personal income tax.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          77 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by North Carolina and its political
                                          subdivisions the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 77.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                              7.75
94                                                                               -2.93
95                                                                               10.27
96                                                                                2.56
97                                                                                6.36
98                                                                                5.19
99                                                                               -2.21
2000                                                                              9.26

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:      3.84%       12/31/00


                                              Worst
                                              quarter:     -3.62%        3/31/94


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
how the North Carolina Intermediate
Tax-Free Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
eight years to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the Lehman Brothers 7-Year
General Obligations Index, an
unmanaged index generally
representative of the performance of
tax-exempt municipal securities with
an average maturity of seven years.
Of course, past performance does not
indicate how the Fund will perform in
the future.


                                                                          1 YEAR      5 YEARS       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                                           (10/16/92)
   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND                               6.01%        3.52%         3.92%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX(2)                     9.08%        5.29%         6.22%
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     7.68%        5.04%         5.57%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the North Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES

                                                     Maximum Sales Charge (load)
                                                     on Purchases                           3.00%(2)
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------

                                                     Redemption Fee(3)                          0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.36%
                                                     ----------------------------------------------

                                                     Total Fund Operating Expenses(4)        1.46%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.15% and other expenses are expected to be limited to 0.30%. Total expenses after fee waivers and expense reimbursements are expected to be 0.95%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the North
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                       NORTH CAROLINA INTERMEDIATE       1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $444   $748    $1,073   $1,994


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and South
                                          Carolina income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both federal
                                          personal income tax and South Carolina personal income tax.
                                          The Fund invests in South Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8. The Fund will maintain at least 80%
                                          invested in securities exempt from South Carolina personal income taxes.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          77 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by South Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more
                                          geographically diversified.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.
                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 77.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                              5.29
99                                                                               -2.72
2000                                                                              9.31

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:      3.71%       12/31/00


                                              Worst
                                              quarter:     -2.42%        6/30/99


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
how the South Carolina Intermediate
Tax-Free Fund has performed and how
its performance has varied from year
to year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
three years to demonstrate that the
Fund's value varied at different
times. The table below it compares
the Fund's performance over time to
that of the Lehman Brothers 7-Year
General Obligations Index, an
unmanaged index generally
representative of the performance of
tax-exempt municipal securities with
an average maturity of seven years.
Of course, past performance does not
indicate how the Fund will perform in
the future.



                                                                          1 YEAR       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                              (10/20/97)
   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND                               6.02%         3.52%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX(2)                     9.08%         5.25%
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     7.68%         4.84%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the South Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
                                              TAX-FREE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              3.00%(2)
                                                     ----------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------
                                                     Redemption Fee(3)                          0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.62%
                                                     ----------------------------------------------

                                                     Total Fund Operating Expenses(4)        1.72%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."


                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.



                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.15% and other expenses are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements are expected to be 0.90%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the South
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.



                                               EXPENSE EXAMPLE



                                                       SOUTH CAROLINA INTERMEDIATE       1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $470   $826    $1,205   $2,269


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
                                           FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Virginia income taxes consistent with preservation of
                                          capital.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both federal
                                          personal income tax and Virginia personal income tax. The
                                          Fund invests in Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8. The Fund will maintain at least 80% invested in
                                          securities exempt from Virginia personal income tax.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          77 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 77.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
                                           FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

2000                                                                             9.74%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:      3.83%       12/31/00


                                              Worst
                                              quarter:     -0.45%       12/31/99



The chart and table on this page show
how the Virginia Intermediate
Tax-Free Fund has performed and how
its performance has varied. The bar
chart gives some indication of risk
by showing the Fund's performance
over one year. The table below it
compares the Fund's performance over
time to that of the Lehman Brothers
7-Year General Obligations Index, an
unmanaged index generally
representative of the performance of
tax-exempt municipal securities with
an average maturity of seven years.
Of course, past performance does not
indicate how the Fund will perform in
the future.



                                                                          AVERAGE ANNUAL TOTAL RETURNS
                                                                             (for the periods ended
                                                                              December 31, 2000)(1)

                                                                          1 YEAR       SINCE INCEPTION
 CLASS A SHARES (with 3.00% Sales Charge)                                              (5/17/99)
   VIRGINIA INTERMEDIATE TAX-FREE FUND                                     6.46%         3.20%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                        9.08%         5.14%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              3.00%(2)
                                                     ----------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------
                                                     Redemption Fee(3)                          0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(4)                       0.60%
                                                     ----------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%
                                                     ----------------------------------------------

                                                     Other Expenses(4)                       0.30%
                                                     ----------------------------------------------

                                                     Total Fund Operating Expenses(4)        1.40%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.15% and other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


   As an investor in the Virginia
   Intermediate Tax-Free Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

                                               EXPENSE EXAMPLE


                                                          VIRGINIA INTERMEDIATE          1       3       5        10
                                                              TAX-FREE FUND             YEAR   YEARS   YEARS    YEARS

                                                     CLASS A SHARES                     $438   $730    $1,043   $1,929


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
                                               TAX-FREE FUND(*)

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and West
                                          Virginia income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are
                                          "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8. The Fund will maintain at least 80% invested in
                                          securities exempt from West Virginia personal income tax.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          77 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by West Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 77.

                                          This section would normally include a bar chart and a table showing how the West Virginia Intermediate Tax-Free Fund has performed and how its performance has varied from year to
                                          year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

                                          (*) As of the date of this Prospectus, the Fund had not
                                          commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
                                               TAX-FREE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                              3.00%(2)
                                                     ----------------------------------------------
                                                     Maximum Deferred Sales Charge (load)     None
                                                     ----------------------------------------------
                                                     Redemption Fee(3)                          0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee                          0.45%
                                                     ----------------------------------------------
                                                     Distribution and Service (12b-1) Fee    0.25%
                                                     ----------------------------------------------
                                                     Other Expenses(4)                       0.35%
                                                     ----------------------------------------------
                                                     Total Fund Operating Expenses           1.05%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (4) Other expenses are based on estimated amounts for the current fiscal year.

   As an investor in the West
   Virginia Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

                                                  EXPENSE EXAMPLE


                                                             WEST VIRGINIA INTERMEDIATE             1      3
                                                                   TAX-FREE FUND                   YEAR   YEARS
                                                     CLASS A SHARES                                $404   $624


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period
  - no changes in the fund's
    operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          - in the case of the Tax-Free Money Market Fund, seeking
                                          federal tax-exempt income
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality' short-term debt
                                          securities, including the following:

                                          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                            branches of such banks);

                                          - High quality commercial paper and other obligations issued or guaranteed by U.S. and foreign corporations and other
                                            issuers;

                                          - Asset-backed securities;

                                          - Securities issued or guaranteed as to principal and
                                            interest by the U.S. Government or by its agencies or
                                            instrumentalities and related custodial receipts;

                                          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or
                                            instrumentalities;

                                          - Guaranteed investment contracts issued by highly-rated
                                            U.S. insurance companies;

                                          - Securities issued or guaranteed by state or local
                                            government bodies; and

                                          - Repurchase agreements relating to the above instruments.

                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.

                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.

                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 78 or consult the SAI.
    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND


                          RISK/RETURN SUMMARY
                          CONTINUED



                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 78.

                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1998                                                                             4.86%
99                                                                               4.49%
2000                                                                             5.61%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.





                                              Best
                                              quarter:     1.46%   12/31/00


                                              Worst
                                              quarter:     1.04%    6/30/99


The chart and table on this page show
how the Prime Money Market Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over three years
to demonstrate that the Fund's value
varied at different times. The table
below it shows the Fund's performance
over time. Of course, past
performance does not indicate how the
Fund will perform in the future.


The returns for Class B Shares will
differ from the Class A Share returns
shown in the bar chart because of
differences in expenses of each
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.



                                                                         AVERAGE ANNUAL TOTAL RETURNS
                                                                            (for the periods ended
                                                                             December 31, 2000)(1)

                                                                          1 YEAR     SINCE INCEPTION(2)
 CLASS A SHARES                                                                        (10/1/97)
   PRIME MONEY MARKET FUND                                                 5.61%         4.98%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   PRIME MONEY MARKET FUND                                                 0.95%         3.61%


(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to September 2, 1998. Performance for periods prior to September 2, 1998 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


As of December 31, 2000, the Fund's 7-day yield for Class A Shares and Class B Shares was 5.22% and 5.62%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.97% and 5.47%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                None      None
                                                     ----------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)
                                                     ----------------------------------------------------------

                                                     Redemption Fee(3)                          0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES

                                                     Management Fee(4)                       0.40%     0.40%
                                                     ----------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%     1.00%
                                                     ----------------------------------------------------------

                                                     Other Expenses(4)                       0.40%     0.40%
                                                     ----------------------------------------------------------

                                                     Total Fund Operating Expenses(4)        1.30%     1.80%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   ()(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.37% and other expenses are expected to be limited to 0.33% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00% and Class B Shares, 1.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


   As an investor in the Prime
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                         1       3       5        10
                                                         PRIME MONEY MARKET FUND        YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $132   $412    $  713   $1,568
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $683   $866    $1,175   $1,985
                                                     Assuming No Redemption             $183   $566    $  975   $1,985


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL                             To pursue this goal, the Fund invests exclusively in
    INVESTMENT STRATEGIES                 short-term U.S. dollar- denominated obligations issued by
                                          the U.S. Treasury ("U.S. Treasury Securities"), and
                                          repurchase agreements collateralized by U.S. Treasury
                                          Securities. Obligations purchased by the Fund are limited to
                                          U.S. dollar-denominated obligations which the Board of
                                          Trustees has determined present minimal credit risks.
                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 78 or consult the SAI.

    PRINCIPAL                             Your investment in the Fund may be subject to the following
    INVESTMENT RISKS                      principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 78.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1993                                                                             2.54%
94                                                                               3.23%
95                                                                               4.94%
96                                                                               4.41%
97                                                                               4.57%
98                                                                               4.59%
99                                                                               4.15%
2000                                                                             5.27%

                                      The performance information shown above is based on a calendar year.


                                              Best
                                              quarter:     1.38%   12/31/00


                                              Worst
                                              quarter:     0.56%    3/31/94


The chart and table on this page show
how the U.S. Treasury Money Market
Fund has performed and how its
performance has varied from year to
year. The bar chart gives some
indication of risk by showing changes
in the Fund's yearly performance over
eight years to demonstrate that the
Fund's value varied at different
times. The table below it shows the
Fund's performance over time. Of
course, past performance does not
indicate how the Fund will perform in
the future.

The returns for Class B Shares will
differ from the Class A Share returns
shown in the bar chart because of
differences in expenses of each
class. The table assumes that Class B
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                               AVERAGE ANNUAL TOTAL RETURNS
                                                                                  (for the periods ended
                                                                                   December 31, 2000)(1)

                                                                          1 YEAR     5 YEARS(2)   SINCE INCEPTION(2)
 CLASS A SHARES                                                                                     (10/5/92)
   U.S. TREASURY MONEY MARKET FUND                                         5.27%        4.60%         4.17%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)
   U.S. TREASURY MONEY MARKET FUND                                         0.61%        3.63%         3.68%


(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

As of December 31, 2000, the Fund's 7-day yield for Class A Shares and Class B Shares was 5.79% and 6.19% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.59% and 6.09%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                None      None
                                                     ----------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(2)
                                                     ----------------------------------------------------------

                                                     Redemption Fee(3)                          0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES

                                                     Management Fee(4)                       0.40%     0.40%
                                                     ----------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                  0.50%     1.00%
                                                     ----------------------------------------------------------

                                                     Other Expenses                          0.33%     0.33%
                                                     ----------------------------------------------------------

                                                     Total Fund Operating Expenses(4)        1.23%     1.73%


                                   (1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary in year seven from:
                                   5%, 4%, 3%, 3%, 2%, 1%.

                                   (3) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.37%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00% and Class B Shares, 1.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


   As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                       U.S. TREASURY MONEY MARKET        1       3       5        10
                                                                  FUND                  YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $125   $390    $  676   $1,489
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $676   $845    $1,139   $1,909
                                                     Assuming No Redemption             $176   $545    $  939   $1,909


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       TAX-FREE MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current interest income
                                          exempt from federal income tax as is consistent with
                                          stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a broad range of
                                          short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option
                                          bonds, participations, beneficial interests in trusts and
                                          partnership interests (collectively, "Municipal
                                          Securities").
                                          Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private
                                          activity bonds and other securities which may be subject to the federal alternative minimum tax.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first focuses on generating a high-level of income.
                                          The manager also considers safety of principal and the
                                          quality of an investment. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          The Fund may also invest in certain other short-term debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 78 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          TAX RISK: The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 78.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.
                                          This section would normally include a bar chart and a table showing how the Tax-Free Money Market Fund has performed and how its performance has varied from year to year. Because
                                          the Fund had not commenced operations as of the date of this
                                          Prospectus, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       TAX-FREE MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None       None
                                                     --------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)    None     5.00%(2)
                                                     --------------------------------------------------------

                                                     Redemption Fee(3)                         0%         0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES

                                                     Management Fee(4)                      0.40%      0.40%
                                                     --------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(4)                                 0.50%      1.00%
                                                     --------------------------------------------------------

                                                     Other Expenses(4)                      0.45%      0.45%
                                                     --------------------------------------------------------

                                                     Total Fund Operating Expenses(4)       1.35%      1.85%


                                   (1)Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2)A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

                                   (3)A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (4)Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to 0.30%. Additionally, we expect distribution and service (12b-1) fees for Class A Shares to be limited to 0.37% and other expenses for each class to be limited to 0.33%. Accordingly, we expect total expenses after fee waivers and expense reimbursements for each class to be:
                                   Class A Shares, 1.00% and Class B Shares,
                                   1.63%. Any fee waiver or expense
                                   reimbursement arrangement is voluntary and may be discontinued at any time.


   As an investor in the Tax-Free
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                                                    1      3       5        10
                                                      TAX-FREE MONEY MARKET FUND   YEAR   YEARS  YEARS    YEARS
                                                     CLASS A SHARES                $137   $428   $  739   $1,624
                                                     -----------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption           $688   $882   $1,201   $2,039
                                                     Assuming No Redemption        $188   $582   $1,001   $2,039


Use the table at right to compare
fees and expenses with those of
other funds. it illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment
 - 5% annual return
 - redemption at the end of each
   period
 - no changes in the Fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          FUND OF FUNDS

                                          These Funds invest substantially all of their assets in
                                          Trust Shares of the BB&T Funds described earlier in this
                                          prospectus.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                          levels of risk reducing diversification

                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

    PRINCIPAL                             To pursue this goal, the Fund allocates its assets among the
    INVESTMENT STRATEGIES                 Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 25% to 55% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to
                                          75% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 20% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:



                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                         0%-55%
                                       Balanced Fund                                                    0%-30%
                                       Small Company Growth Fund                                        0%-30%
                                       International Equity Fund                                        0%-30%
                                       Large Company Growth Fund                                        0%-55%
                                       Capital Appreciation Fund                                        0%-30%
                                       Mid Cap Value Fund                                               0%-30%

                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                   0%-75%
                                       Intermediate U.S. Government Bond Fund                           0%-75%
                                       Intermediate Corporate Bond Fund                                 0%-75%

                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                  0%-20%
                                       Prime Money Market Fund                                          0%-20%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 78 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          FIXED INCOME FUNDS: The Fund invests in Underlying Funds
                                          that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          EQUITY FUNDS: The Fund also invests in Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 78.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                             6.08%
2000                                                                             3.08%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:      7.64%       12/31/98


                                              Worst
                                              quarter:     -2.54%        9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)
The chart and table on this page
shows how the Capital Manager
Conservative Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over two years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely
recognized, unmanaged index of common
stocks, and the Lehman Brothers
Intermediate Government Bond Index,
an unmanaged index representative of
the total return of government bonds
with maturities of less than 10
years. Of course, past performance
does not indicate how the Fund will
perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                         1 YEAR(2)    SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                 (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               -2.86%              4.23%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                        (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               -1.35%              5.13%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                        (1/29/98)
   CAPITAL MANAGER CONSERVATIVE GROWTH FUND                                2.14%              6.38%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%


(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
                                             GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                                5.75%(2)    None      None
                                                     ----------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)       None    5.00%(3)   1.00%(4)
                                                     ----------------------------------------------------------------------
                                                     Redemption Fee(5)                            0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES           CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)             SHARES    SHARES    SHARES

                                                     Management Fee(6)                         0.25%     0.25%     0.25%
                                                     ----------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee(6)                            0.50%     1.00%     1.00%
                                                     ----------------------------------------------------------------------

                                                     Other Expenses                            0.35%     0.35%     0.35%
                                                     ----------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6,7)        1.10%     1.60%     1.60%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.


                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.



                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.



                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.65%; Class B Shares, 1.40%; and Class C Shares, 1.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.19% for Class A Shares, 2.69% for Class B Shares, and 2.69% for Class C Shares (before fee waivers and expense reimbursement arrangements) 1.60% for Class A Shares, 2.35% for Class B Shares, and 2.35% for Class C Shares (after fee waivers and expense reimbursement arrangements).


   As an investor in the Capital
   Manager Conservative Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.

   ------------------------------

                                               EXPENSE EXAMPLE


                                                      CAPITAL MANAGER CONSERVATIVE       1       3       5        10
                                                               GROWTH FUND              YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $681   $905    $1,146   $1,838
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $663   $805    $1,071   $1,766
                                                     Assuming No Redemption             $163   $505    $  871   $1,766
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $263   $505    $  871   $1,900
                                                     Assuming No Redemption             $163   $505    $  871   $1,900


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment
 - 5% annual return
 - redemption at the end of each
   period
 - no changes in the Fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income
                                          securities.

    PRINCIPAL                             To pursue this goal, the Fund allocates its assets among the
    INVESTMENT STRATEGIES                 Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 45% to 75% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to
                                          55% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 15% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:



                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                         0%-75%
                                       Balanced Fund                                                    0%-50%
                                       Small Company Growth Fund                                        0%-50%
                                       International Equity Fund                                        0%-50%
                                       Large Company Growth Fund                                        0%-75%
                                       Capital Appreciation Fund                                        0%-50%
                                       Mid Cap Value Fund                                               0%-50%

                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                   0%-55%
                                       Intermediate U.S. Government Bond Fund                           0%-55%
                                       Intermediate Corporate Bond Fund                                 0%-55%

                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                  0%-15%
                                       Prime Money Market Fund                                          0%-15%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 78 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND



    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 78.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                             10.34%
2000                                                                              0.03%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:     11.68%       12/31/98


                                              Worst
                                              quarter:     -5.51%        9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)
The chart and table on this page
shows how the Capital Manager
Moderate Growth Fund has performed
and how its performance has varied
from year to year. The bar chart
gives some indication of risk by
showing changes in the Fund's yearly
performance over two years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
S&P 500(R) Index, a widely
recognized, unmanaged index of common
stocks, and the Lehman Brothers
Intermediate Government Bond Index,
an unmanaged index representative of
the total return of government bonds
with maturities of less than 10
years. Of course, past performance
does not indicate how the Fund will
perform in the future.

The returns for Class B Shares and
Class C Shares will differ from the
Class A Share returns shown in the
bar chart because of differences in
expenses of each class. The table
assumes that Class B and Class C
shareholders redeem all of their fund
shares at the end of the period
indicated.


                                                                         1 YEAR(2)    SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                 (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                   -5.68%              5.24%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                        (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                   -4.40%              6.04%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                        (1/29/98)
   CAPITAL MANAGER MODERATE GROWTH FUND                                   -0.87%              7.39%
   S&P 500(R) INDEX                                                       -9.10%             12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%              6.11%


(1) Both charts assume reinvestment of dividends and distributions.

(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     -------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     -------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%
                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     -------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     -------------------------------------------------------------------

                                                     Other Expenses                          0.44%     0.44%     0.44%
                                                     -------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6,7)      1.19%     1.69%     1.69%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.
                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.


                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.



                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.



                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expenses reimbursements for each class are expected to be: Class A Shares, 0.74%; Class B Shares, 1.49%; and Class C Shares, 1.49%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.33% for Class A Shares, 2.83% for Class B Shares, and 2.83% for Class C Shares (before fee waivers and expense reimbursement arrangements); 1.76% for Class A Shares, 2.51% for Class B Shares, and 2.51% for Class C Shares (after fees waivers and expenses reimbursement arrangements.


   As an investor in the Capital
   Manager Moderate Growth Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
                                          FUND

                                               EXPENSE EXAMPLE


                                                        CAPITAL MANAGER MODERATE         1       3       5        10
                                                               GROWTH FUND              YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES                     $689   $931    $1,192   $1,935
                                                     -----------------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $672   $833    $1,118   $1,865
                                                     Assuming No Redemption             $172   $533    $  918   $1,865
                                                     -----------------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $272   $533    $  918   $1,998
                                                     Assuming No Redemption             $172   $533    $  918   $1,998


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

  - $10,000 investment
  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 60% to 90% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to
                                          40% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 10% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                         0%-90%
                                       Balanced Fund                                                    0%-65%
                                       Small Company Growth Fund                                        0%-65%
                                       International Equity Fund                                        0%-65%
                                       Large Company Growth Fund                                        0%-90%
                                       Capital Appreciation Fund                                        0%-65%
                                       Mid Cap Value Fund                                               0%-65%

                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                   0%-40%
                                       Intermediate U.S. Government Bond Fund                           0%-40%
                                       Intermediate Corporate Bond Fund                                 0%-40%

                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                  0%-10%
                                       Prime Money Market Fund                                          0%-10%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 78 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                          RISK/RETURN SUMMARY


                          CONTINUED






    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 78.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

   The chart and table on this page
   shows how the Capital Manager
   Growth Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over two years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks, and the Lehman
   Brothers Intermediate Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.

   The returns for Class B Shares and
   Class C Shares will differ from
   the Class A Share returns shown in
   the bar chart because of
   differences in expenses of each
   class. The table assumes that
   Class B and Class C shareholders
   redeem all of their fund shares at
   the end of the period indicated.
                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR CLASS A SHARES(1)

1999                                                                             13.77%
2000                                                                             -1.79%

                                      The bar chart above does not reflect the impact of any applicable sales charges or account fees which would reduce returns. Additionally, the performance information shown above is based on a calendar year.


                                              Best
                                              quarter:     14.83%  12/31/98


                                              Worst
                                              quarter:    -7.94%    9/30/98


                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)


                                                                        1 YEAR(2)    SINCE INCEPTION(2,3)
 CLASS A SHARES (with 5.75% sales charge)                                                (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                            -7.45%             6.10%
   S&P 500(R) INDEX                                                       -9.10%            12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%             6.11%
 CLASS B SHARES (with applicable Contingent Deferred Sales Charge)                       (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                            -6.08%             7.10%
   S&P 500(R) INDEX                                                       -9.10%            12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%             6.11%
 CLASS C SHARES (with applicable Contingent Deferred Sales Charge)                       (1/29/98)
   CAPITAL MANAGER GROWTH FUND                                            -2.68%             8.29%
   S&P 500(R) INDEX                                                       -9.10%            12.20%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%             6.11%


(1) Both charts assume reinvestment of dividends and distributions.


(2) Class C Shares were not in existence prior to February 1, 2001. Performance for periods prior to February 1, 2001 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class C Shares, but does not reflect the Class C Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.



(3) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                               5.75%(2)   None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None     5.00%(3) 1.00%(4)
                                                     ------------------------------------------------------------------
                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     ------------------------------------------------------------------
                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------
                                                     Other Expenses                          0.40%     0.40%     0.40%
                                                     ------------------------------------------------------------------
                                                     Total Fund Operating Expenses(6,7)      1.15%     1.65%     1.65%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.


                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.



                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.



                                   (6) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.70%; Class B Shares, 1.45%; and Class C Shares, 1.45%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio for each class of shares is expected to be as follows: 2.33% for Class A Shares, 2.83% for Class B Shares, and 2.83% for Class C Shares (before fee waivers and expense reimbursement arrangements); 1.77% for Class A Shares, 2.52% for Class B Shares, and 2.52% for Class C Shares (after fee waivers and expense reimbursement arrangements).


   As an investor in the Capital
   Manager Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

   Use the table at right to
   compare fees and expenses with
   those of other Funds. It
   illustrates the amount of fees
   and expenses you would pay,
   assuming the following:

     - $10,000 investment
     - 5% annual return
     - redemption at the end of
       each period
     - no changes in the Fund's
       operating expenses

   Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

                                               EXPENSE EXAMPLE

                                                          CAPITAL MANAGER          1       3       5        10
                                                            GROWTH FUND           YEAR   YEARS   YEARS    YEARS
                                                     CLASS A SHARES               $685   $919    $1,172   $1,892
                                                     -----------------------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption          $668   $820    $1,097   $1,821
                                                     Assuming No Redemption       $168   $520    $  897   $1,821
                                                     -----------------------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption          $268   $520    $  897   $1,955
                                                     Assuming No Redemption       $168   $520    $  897   $1,955

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest up to 100% of its total assets in
                                          Underlying Funds which invest primarily in equity securities and up to 10% of its total assets in Underlying Funds which invest primarily in fixed income securities including the
                                          fixed income portion of the Balanced Fund and money market funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                       ----------------------------------------------------------------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                         0%-90%
                                       Balanced Fund                                                    0%-65%
                                       Small Company Growth Fund                                        0%-65%
                                       International Equity Fund                                        0%-65%
                                       Large Company Growth Fund                                        0%-90%
                                       Capital Appreciation Fund                                        0%-65%
                                       Mid Cap Value Fund                                               0%-65%

                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                   0%-40%
                                       Intermediate U.S. Government Bond Fund                           0%-40%
                                       Intermediate Corporate Bond Fund                                 0%-40%

                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                  0%-10%
                                       Prime Money Market Fund                                          0%-10%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 78 or consult the SAI.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND


    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 78.

                                          This section would normally include a bar chart and a table showing how the Capital Manager Aggressive Growth Fund has performed and how its performance has varied from year to
                                          year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
                                               GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       CLASS A   CLASS B   CLASS C
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES    SHARES    SHARES

                                                     Maximum Sales Charge (load) on
                                                     Purchases                              5.75%(2)    None      None
                                                     ------------------------------------------------------------------

                                                     Maximum Deferred Sales Charge (load)     None    5.00%(3)  1.00%(4)
                                                     ------------------------------------------------------------------

                                                     Redemption Fee(5)                          0%        0%        0%

                                                     ANNUAL FUND OPERATING EXPENSES         CLASS A   CLASS B   CLASS C
                                                     (FEES PAID FROM FUND ASSETS)           SHARES    SHARES    SHARES

                                                     Management Fee(6)                       0.25%     0.25%     0.25%
                                                     ------------------------------------------------------------------

                                                     Distribution and Service (12b-1)
                                                     Fee(6)                                  0.50%     1.00%     1.00%
                                                     ------------------------------------------------------------------

                                                     Other Expenses                          0.47%     0.47%     0.47%
                                                     ------------------------------------------------------------------

                                                     Total Fund Operating Expenses(6,7)      1.22%     1.72%     1.72%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) Lower sales charges are available
                                   depending upon the amount invested. For
                                   investments of $1 million or more, a
                                   contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase. See "Distribution Arrangements."

                                   (3) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.


                                   (4) The CDSC on Class C Shares is applicable only to redemptions within one year of purchase.



                                   (5) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.



                                   (6) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.25%. Total Expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 0.77%; Class B Shares, 1.52%; and Class C Shares, 1.52%. Any fee waivers or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (7) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio for each class of shares is expected to be as follows: 2.40% for Class A Shares, 2.90% for Class B Shares, and 2.90% for Class C Shares (before fee waivers and expense reimbursement arrangements); 1.84% for Class A Shares, 2.59% for Class B Shares, and 2.59% for Class C Shares (after fee waivers and expense reimbursement arrangements).


   As an investor in the Capital
   Manager Aggressive Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.

   ------------------------------
   CONTINGENT DEFERRED SALES
   CHARGE

   Some Fund share classes impose
   a back end sales charge (load)
   if you sell your shares before
   a certain period of time has
   elapsed. This is called a
   Contingent Deferred Sales
   Charge.
   ------------------------------

                                               EXPENSE EXAMPLE


                                                       CAPITAL MANAGER AGGRESSIVE        1       3
                                                               GROWTH FUND              YEAR   YEARS
                                                     CLASS A SHARES                     $692   $940
                                                     -----------------------------------------------
                                                     CLASS B SHARES
                                                     Assuming Redemption                $675   $842
                                                     Assuming No Redemption             $175   $542
                                                     -----------------------------------------------
                                                     CLASS C SHARES
                                                     Assuming Redemption                $275   $542
                                                     Assuming No Redemption             $175   $542


Use the table at right to compare
fees and expenses with those of
other funds. It illustrates the
amount of fees and expenses you
would pay, assuming the
following:

 - $10,000 investment

 - 5% annual return

 - redemption at the end of each
   period

 - no changes in the fund's
   operating expenses

Because this example is
hypothetical and for comparison
only, your actual costs will be
different.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   STOCK FUNDS

   LARGE COMPANY VALUE FUND -- Under normal market conditions, the Fund will invest at least 65% of its total assets in companies whose capitalization is within the range of those companies in The Russell 1000(R) Value Index. These stocks may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Large Company Value Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.


   BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

   The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

   LARGE COMPANY GROWTH FUND -- As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean capitalization of the companies in the S&P(R) 500 Index.

   SMALL COMPANY GROWTH FUND -- At least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase.

   INTERNATIONAL EQUITY FUND -- The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers and normally invests at least 80% of its total assets in equity securities. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.

   From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

   The Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments.

   The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro relative to the U.S. dollar) in connection with specific portfolio transactions or with respect to portfolio positions.

   CAPITAL APPRECIATION FUND -- The Capital Appreciation Fund will, under normal market conditions, invest at least 65% of its total assets in common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments. The Adviser will generally select for the Fund securities of large-and medium-sized companies that have exhibited an established record of growth and

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   that, in the Adviser's opinion, will continue to present significant growth potential. Such companies generally have market capitalizations in excess of $2 billion, and annual revenues in excess of $500 million. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Fund.

   All of the Equity Securities in which the Fund invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   MID CAP VALUE FUND -- The Mid Cap Value Fund will, under normal market conditions, invest at least 65% of its total assets in dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. These equity securities may include American Depositary Receipts ("ADRs") and interests of investment trusts, such as "Diamonds" and "SPDRs."

   Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities (ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and
   (vii) shares of other investment companies.

   The Fund may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Fund is not subject to any maturity restrictions on its investment in non-money market instruments.

   The Adviser will generally select for the Portfolio, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Russell Mid Cap(R) Value Index.

   All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN
   SECURITIES -- Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   BOND FUNDS

   SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND -- At least 65% of the Fund's total assets will be invested in U.S. Government Securities. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE U.S. GOVERNMENT BOND FUND -- The Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INTERMEDIATE CORPORATE BOND FUND -- At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality). Additionally, at least 80% of the Fund's total assets will normally be invested in a combination of investment grade corporate bonds and U.S. Government Securities.

   The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.

   The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ALL TAXABLE BOND FUNDS -- Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND -- Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 10% of its total assets.

   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND -- Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 10% of its total assets.

   VIRGINIA INTERMEDIATE TAX-FREE FUND -- Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 10% of its total assets.

   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND -- Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of West Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("West Virginia Tax-Exempt Obligations").


   ALL TAX-FREE BOND FUNDS -- Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   Each Fund may invest up to 10% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

   ALL BOND FUNDS: PORTFOLIO MATURITY -- Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND -- The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   TAX-FREE MONEY MARKET FUND -- As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

   The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the securities of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

   - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

   - securities that are issued or guaranteed by a person with such ratings;

   - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

   - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   FUNDS OF FUNDS

   The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

   With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

   ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS: TEMPORARY DEFENSIVE MEASURES -- If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, each Stock Fund (except the Small Company Growth Fund and International Equity Fund) and the Taxable Bond Funds will limit its investment in short-term obligations to 35% of its total assets, while the Small Company Growth Fund and the International Equity Fund each will limit its investment in short-term obligations to 20% of its total assets.

   INVESTMENT PRACTICES

   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes only the principal securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                                              FUND NAME                           FUND CODE
                                              ---------                           ---------
                        Large Company Value Fund                                    1
                        Balanced Fund                                               2
                        Large Company Growth Fund                                   3
                        Small Company Growth Fund                                   4
                        International Equity Fund                                   5
                        Short Intermediate U.S. Government Income Fund              6
                        Intermediate U.S. Government Bond Fund                      7
                        Intermediate Corporate Bond Fund                            8
                        North Carolina Intermediate Tax-Free Fund                   9
                        South Carolina Intermediate Tax-Free Fund                  10
                        Virginia Intermediate Tax-Free Fund                        11
                        Prime Money Market Fund                                    12
                        U.S. Treasury Money Market Fund                            13
                        Tax-Free Money Market Fund                                 14
                        Capital Appreciation Fund                                  15
                        Mid Cap Value Fund                                         16
                        West Virginia Intermediate Tax-Free Fund                   17

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    AMERICAN DEPOSITORY RECEIPTS (ADRS): ADRs are foreign shares     1-5, 15-17        Market
    of a company held by a U.S. bank that issues a receipt                             Political
    evidencing ownership                                                               Foreign Investment
    ASSET-BACKED SECURITIES: Securities secured by company           2, 6-8, 12,       Pre-payment
    receivables, home equity loans, truck and auto loans,               15-17          Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets                                      Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
                                                                                       Estimated Maturity
    BANKERS' ACCEPTANCES: Bills of exchange or time drafts drawn    2, 12, 15-17       Credit
    on and accepted by a commercial bank. Maturities are                               Liquidity
    generally six months or less                                                       Market
                                                                                       Interest Rate
    BONDS: Interest-bearing or discounted government or              2, 5-8, 12        Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific                           Interest Rate
    intervals, and to repay the principal amount of the loan at maturity
    CALL AND PUT OPTIONS: A call option gives the buyer the          1-5, 15, 16       Management
    right to buy, and obligates the seller of the option to                            Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options
    CERTIFICATES OF DEPOSIT: Negotiable instruments with a          2, 12, 15-17       Market
    stated maturity                                                                    Credit
                                                                                       Liquidity
                                                                                       Interest Rate
    COMMERCIAL PAPER: Secured and unsecured short-term                1-3, 12,         Credit
    promissory notes issued by corporations and other entities.         14-17          Liquidity
    Maturities generally vary from a few days to nine months                           Market
                                                                                       Interest Rate
    COMMON STOCK: Shares of ownership of a company                   1-5, 15, 16       Market
    CONVERTIBLE SECURITIES: Bonds or preferred stock that           1-5, 8, 15-17      Market
    convert to common stock                                                            Credit
    DERIVATIVES: Instruments whose value is derived from an          1-11, 14-17       Management
    underlying contract, index or security, or any combination                         Market
    thereof, including futures, options (e.g., put and calls),                         Credit
    options on futures, swap agreements, and some                                      Liquidity
    mortgage-backed securities                                                         Leverage
                                                                                       Interest Rate
    FOREIGN SECURITIES: Stocks issued by foreign companies, as       1-5, 8, 12,       Market
    well as commercial paper of foreign issuers and obligations        15, 16          Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities                                                             Foreign Investment
    FORWARD FOREIGN CURRENCY CONTRACTS: An obligation to                  5            Management
    purchase or sell a specific amount of a currency at a fixed                        Liquidity
    future date and price set by the parties involved at the                           Credit
    time the contract is negotiated                                                    Market
                                                                                       Political
                                                                                       Leverage
                                                                                       Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    FUTURES AND RELATED OPTIONS: A contract providing for the        1-5, 15-17        Management
    future sale and purchase of a specified amount of a                                Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price                              Liquidity
                                                                                       Leverage
    HIGH-YIELD/HIGH-RISK/DEBT SECURITIES: High-yield/                     8            Credit
    high-risk/debt securities are securities that are rated                            Market
    below investment grade by the primary rating agencies (e.g.,                       Liquidity
    BB or lower by Standard & Poor's and Ba or lower by                                Interest Rate
    Moody's). These securities are considered speculative and
    involve greater risk of loss than investment grade debt
    securities. Other terms commonly used to describe such
    securities include "lower rated bonds," "non-investment
    grade bonds" and "junk bonds."
    INDEX-BASED SECURITIES: Index-based securities such as           1-5, 15, 16       Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price,
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses.
    INVESTMENT COMPANY SECURITIES: Shares of investment              1-12, 14-17       Market
    companies. Each Fund (except the U.S. Treasury Fund and the
    Fund of Funds) may invest up to 5% of its assets in the
    shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies.
    These registered investment companies may include money
    market funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser,
    administrator or distributor. The Money Market Funds may
    only invest in shares of other investment companies with
    similar objectives
    MORTGAGE-BACKED SECURITIES: Debt obligations secured by real        6-12,          Pre-payment
    estate loans and pools of loans. These include                      15-17          Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits                                                                Regulatory
                                                                                       Estimated Maturity
    MUNICIPAL SECURITIES: Securities issued by a state or            9-12, 14-17       Market
    political subdivision to obtain funds for various public                           Credit
    purposes. Municipal securities include industrial                                  Political
    development bonds and other private activity bonds, as well                        Tax
    as general obligation bonds, revenue bonds, tax anticipation                       Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds) and obligations
    issued on behalf of " 501(c)(3) organizations.
    There are two general types of municipal
    bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take
    many shapes and forms but are generally backed by revenue
    from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations;
    housing and special tax, including assessment district and community facilities district issues which are secured by
    specific real estate parcels; hospital revenue; and
    industrial development bonds that are secured by a private company.
    PREFERRED STOCKS: Preferred Stocks are equity securities         1-5, 15, 16       Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    REPURCHASE AGREEMENTS: The purchase of a security and the           1-17           Market
    simultaneous commitment to return the security to the seller                       Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan
    RESTRICTED SECURITIES: Securities not registered under the       2, 6, 7, 8,       Liquidity
    Securities Act of 1933, such as privately placed commercial          12            Market
    paper and Rule 144A securities
    REVERSE REPURCHASE AGREEMENT: The sale of a security and the        4, 5           Market
    simultaneous commitment to buy the security back at an                             Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund
    SECURITIES LENDING: The lending of up to 33 1/3% of the             1-17           Market
    Fund's total assets. In return the Fund will receive cash,                         Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit
    SHORT-TERM OBLIGATIONS: High quality U.S. dollar-denominated        1-11           Market
    debt securities that have remaining maturities of one year                         Credit
    or less. These securities may include U.S. government
    obligations, domestic and foreign commercial paper
    (including variable-amount master demand notes), bankers'
    acceptances, certificates of deposit and demand and time
    deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These investments are limited to those obligations which, at the time of
    purchase, (i) possess one of the two highest short-term
    ratings from at least two NRSROs (for example, commercial
    paper rated "A-1" or "A-2" by S&P and "P-1" or "P-2" by
    Moody's), or (ii) do not possess a rating (i.e., are
    unrated) but are determined by the Adviser or Sub-Adviser to be of comparable quality.
    STAND-BY COMMITMENTS: The Funds may acquire "stand-by              14, 17          Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity
    TIME DEPOSITS: Non-negotiable receipts issued by a bank in      12-13, 15-17       Liquidity
    exchange for the deposit of funds                                                  Credit
                                                                                       Market
    U.S. GOVERNMENT AGENCY SECURITIES: Securities issued by          1-12, 15-17       Interest Rate
    agencies and instrumentalities of the U.S. government. These                       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac
    U.S. TREASURY OBLIGATIONS: Bills, notes, bonds, separately       1-13, 15-17       Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping
    VARIABLE AMOUNT MASTER DEMAND NOTES: Unsecured demand notes           2            Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals
    VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations with         9-12, 14-17       Credit
    interest rates which are reset daily, weekly, quarterly or                         Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand
    WARRANTS: Securities, typically issued with preferred stock      1-5, 15-17        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                             INSTRUMENT                               FUND CODE        RISK TYPE
                             ----------                               ---------        ---------
    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS: Purchase or      2, 3, 9-12,       Market
    contract to purchase securities at a fixed price for                14-17          Leverage
    delivery at a future date. Under normal market conditions,                         Liquidity
    when-issued purchases and forward commitments will not                             Credit
    exceed 25% of the value of a Fund's total assets.
    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS: U.S. dollar                8            Market
    denominated bonds issued by foreign corporations or                                Credit
    governments. Sovereign bonds are those issued by the                               Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces
    ZERO-COUPON DEBT OBLIGATIONS: Bonds and other debt that pay       2, 7-11,         Credit
    no interest, but are issued at a discount from their value          15-17          Market
    at maturity. When held to maturity, their entire return                            Interest Rate
    equals the difference between their issue price and their
    maturity value

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


   ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.


   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market.

   Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]
          FUND MANAGEMENT

   THE INVESTMENT ADVISER

   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages assets of more than $9 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.


   For these advisory services, the Funds paid as follows during their fiscal year ended:(1)



                                                                   PERCENTAGE OF
                                                                AVERAGE NET ASSETS
                                                                  FOR THE FISCAL
                                                                    YEAR ENDED
                                                                    09/30/00(1)
                                                          ------------------------------
     Large Company Value Fund                                         0.56%
                                                          ------------------------------
     Balanced Fund                                                    0.56%
                                                          ------------------------------
     Large Company Growth Fund                                        0.57%
                                                          ------------------------------
     Small Company Growth Fund                                        1.00%
                                                          ------------------------------
     International Equity Fund                                        1.00%
                                                          ------------------------------
     Short-Intermediate U.S. Government Income Fund                   0.50%
                                                          ------------------------------
     Intermediate U.S. Government Bond Fund                           0.50%
                                                          ------------------------------
     Intermediate Corporate Bond Fund                                 0.32%
                                                          ------------------------------
     North Carolina Intermediate Tax-Free Fund                        0.50%
                                                          ------------------------------
     South Carolina Intermediate Tax-Free Fund                        0.33%
                                                          ------------------------------
     Virginia Intermediate Tax-Free Fund                              0.50%
                                                          ------------------------------
     Prime Money Market Fund                                          0.28%
                                                          ------------------------------
     U.S. Treasury Money Market Fund                                  0.30%
                                                          ------------------------------
     Capital Manager Conservative Growth Fund                         0.08%
                                                          ------------------------------
     Capital Manager Moderate Growth Fund                             0.08%
                                                          ------------------------------
     Capital Manager Growth Fund                                      0.09%
                                                          ------------------------------



   (1) BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.

   FUND MANAGEMENT

   THE INVESTMENT SUB-ADVISERS
   SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.


   BFMI is an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. PNC Bank is a wholly-owned indirect subsidiary of PNC Bank Corp.


   INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.


   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.



   Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $139.5 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


   TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages the Fund, selects its investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.


   BFMI, BlackRock International and BIMC are each wholly owned subsidiaries of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. As of December 31, 2000, BAI and its subsidiaries had approximately $203.8 billion in discretionary assets under management. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company.

   PORTFOLIO MANAGERS

   SMALL COMPANY GROWTH FUND. William J. Wykle, has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds(SM) Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.


   MID CAP VALUE FUND. Buel S. Sears, CFA serves as a Vice President of BB&T. He has managed the Mid Cap Value Fund since June, 1997. He has more than 18 years of investment experience. Prior to joining BB&T in 2000, Mr. Sears served as a Vice President of One Valley Bank and managed Huntington Banks West Virginia Trust Investment Group for 12 years.



   CAPITAL APPRECIATION FUND. David P. Nolan serves as a Vice President of BB&T. He has managed the Capital Appreciation Fund since its inception in December, 1993. He has more than 20 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan served as a Vice President of One Valley Bank and as an account executive with Alex. Brown & Sons incorporated.

   FUND MANAGEMENT


   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. Jeffrey D. McClung serves as a Vice President of BB&T. He has managed the West Virginia Intermediate Tax-Free Fund since September, 2000. He has more than 7 years of investment experience. Prior to joining BB&T in 2000, Mr. McClung served as a Portfolio Manager of One Valley Bank and as an investment officer for Huntington National Bank.


   ALL OTHER BB&T FUNDS. All investment decisions for each of the other BB&T Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.
   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

   The SAI has more detailed information about the Adviser and other service providers.

 [LOGO]
          SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   Class A Shares, Class B Shares, and Class C Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

   CLASS A SHARES


    - Stock Funds, Bond Funds and Funds of Funds:       Front-end sales charges, as described below.
      Money Market Funds:                               No sales charges
                                                        (0.25% for the Capital Appreciation Fund, the Mid
                                                        Cap Fund, and the West Virginia Intermediate Tax
                                                        Free Fund)
    - Distribution and service fees of 0.50% of average daily net assets.

    - OFFERED BY:
      Large Company Value Fund                          South Carolina Intermediate Tax-Free Fund
      Balanced Fund                                     Virginia Intermediate Tax-Free Fund
      Large Company Growth Fund                         Prime Money Market Fund
      Small Company Growth Fund                         U.S. Treasury Money Market Fund
      International Equity Fund                         Tax-Free Money Market Fund*
      Short-Intermediate U.S. Government Income Fund    Capital Manager Conservative Growth Fund
      Intermediate U.S. Government Bond Fund            Capital Manager Moderate Growth Fund
      Intermediate Corporate Bond Fund                  Capital Manager Growth Fund
      North Carolina Intermediate Tax-Free Fund         Capital Appreciation Fund
                                                        Mid Cap Value Fund
                                                        West Virginia Intermediate Tax-Free Fund
                                                        Capital Manager Aggressive Growth Fund


   CLASS B SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.


   - A deferred sales charge, as described on page 94.


   - Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.

   - Maximum investment for all Class B purchases: $250,000.


    - OFFERED BY:
      Large Company Value Fund                          Prime Money Market Fund
      Balanced Fund                                     U.S. Treasury Money Market Fund
      Large Company Growth Fund                         Tax-Free Money Market Fund*
      Small Company Growth Fund                         Capital Manager Conservative Growth Fund
      International Equity Fund                         Capital Manager Moderate Growth Fund
      Intermediate U.S. Government Bond Fund            Capital Manager Growth Fund
      Intermediate Corporate Bond Fund                  Capital Appreciation Fund
                                                        Mid Cap Value Fund
                                                        Capital Manager Aggressive Growth Fund



   NOTE:Shareholders investing directly in Class B Shares of the Money Market
        Funds, as opposed to Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Funds, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.


   CLASS C SHARES

   - No front-end sales charge; all your money goes to work for you right away.

   - Distribution and service (12b-1) fees of 1.00% of average daily net assets.


   - A deferred sales charge, as described on page 94.

   SHAREHOLDER INFORMATION


    - Maximum investment for all Class C purchases: None
    - OFFERED BY:
      Large Company Value Fund                          Capital Manager Conservative Growth Fund
      Balanced Fund                                     Capital Manager Moderate Growth Fund
      Large Company Growth Fund                         Capital Manager Growth Fund
      Small Company Growth Fund                         Capital Appreciation Fund
      International Equity Fund                         Mid Cap Value Fund
      Intermediate U.S. Government Bond Fund            Capital Manager Aggressive Growth Fund
      Intermediate Corporate Bond Fund



   *Class A, Class B, and Class C Shares of the Tax-Free Money Market Fund are not currently being offered.


   For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

   Because 12b-1 fees are paid on an ongoing basis, Class B and Class C shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

   The Funds also offer Trust Shares, which have their own expense structure and are only available to investors who are not fiduciary clients of Branch Banking and Trust Company, its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity. Call the Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:

               NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   Generally, for Funds other
   than the Money Market Funds,
   you can find the Fund's NAV
   daily in The Wall Street
   Journal and other newspapers.
   NAV is calculated separately
   for each class of shares.
   ------------------------------

                                       MONEY MARKET FUNDS
                                       The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open. The NAV of the Tax-Free Money Market Fund will be determined on the same schedule with the exception of the 3:00 p.m. Eastern Time determination, which will not be performed.

                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

                                       Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

                                       OTHER FUNDS

                                       Per NAV for each Fund is determined and
                                       its shares are priced at the close of
                                       regular trading on the New York Stock
                                       Exchange, normally at 4:00 p.m. Eastern
                                       time on days the Exchange is open.

                                       Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales
                                       Charges." This is what is known as the
                                       offering price. For further information
                                       regarding the methods used in valuing the Fund's investments, please see the SAI.

                                       A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee (or BlackRock International in the case of the International Equity Fund) pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES

                                                                                                MINIMUM INITIAL   MINIMUM
                                                                           ACCOUNT TYPE           INVESTMENT     SUBSEQUENT
                                                                   Class A, Class B or Class C
                                                                   --------------------------------------------------------
                                                                   Regular                               $1,000          $0
                                                                   --------------------------------------------------------
                                                                   Automatic Investment Plan                $25         $25

                                         All purchases must be in U.S. dollars.
                                         A fee will be charged for any checks
                                         that do not clear. Third-party checks
                                         are not accepted.

                                         A Fund may waive its minimum purchase
                                         requirement. The Distributor may reject
                                         a purchase order if it considers it in
                                         the best interest of the Fund and its
                                         shareholders.


                                         From time to time, throughout the year
                                         2001, BB&T or BISYS may offer a special
                                         investment bonus of up to $50 in value
                                         for individuals who purchase Class A, B
                                         or C Shares of a BB&T Fund (excluding
                                         Money Market Funds) through BB&T
                                         Investment Services. The minimum
                                         investment required to receive the
                                         investment bonus is $5000 and the
                                         minimum holding period is six months.
                                         One investment bonus is allowed per
                                         shareholder. For more information
                                         regarding the investment bonus, you
                                         should call your BB&T Investment
                                         Counselor or the BB&T Funds at
                                         1-800-228-1872.

You may purchase Funds through
the Distributor or through
banks, brokers and other
investment representatives,
which may charge additional fees
and may require higher minimum
investments or impose other
limitations on buying and
selling shares. If you purchase
shares through an investment
representative, that party is
responsible for transmitting
orders by close of business and
may have an earlier cut-off time
for purchase and sale requests.
Consult your investment
representative or institution
for specific information.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

   BY REGULAR MAIL

   If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

   Initial Investment:

   1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

   2. Make check, bank draft or money order payable to "BB&T Funds."

   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   Subsequent:

   1. Use the investment slip attached to your account statement.
      Or, if unavailable,

   2. Include the following information on a piece of paper:
      - BB&T Funds/Fund name
      - Share class
      - Amount invested
      - Account name
      - Account number
      Include your account number on your check.

   3. Mail to: BB&T Funds
     P.O. Box 182533, Columbus, OH 43218-2533

   BY OVERNIGHT SERVICE

   See instructions 1-2 above for subsequent investments.

   4. Send to: BB&T Funds
     c/o BISYS Fund Services
     Attn: T.A. Operations
     3435 Stelzer Road, Columbus, OH 43219.

   ELECTRONIC PURCHASES

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. Your bank or broker may charge for this service.

   Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

   Call 1-800-228-1872 to arrange a transfer from your bank account.

                                             ELECTRONIC VS. WIRE TRANSFER

                                             Wire transfers allow financial
                                             institutions to send funds to each
                                             other, almost instantaneously.
                                             With an electronic purchase or
                                             sale, the transaction is made
                                             through the Automated Clearing
                                             House (ACH) and may take up to
                                             eight days to clear. There is
                                             generally no fee for ACH
                                             transactions.
                                                           QUESTIONS?
                                                   Call 800-451-8382 or your
                                                   investment representative.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   CONTINUED

   BY WIRE TRANSFER

   Note: Your bank may charge a wire transfer fee.

   For initial investment:
   Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

   For initial and subsequent investments:
   Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number: ABA #044 000 024
   A/C 01899607383
   BB&T Funds

   Include:
   Your name and account number
   Your confirmation number

   AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-228-1872 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK
   -------------------------------------

   YOU CAN ADD TO YOUR ACCOUNT BY USING
   THE CONVENIENT OPTIONS DESCRIBED
   BELOW. THE FUND RESERVES THE RIGHT TO
   CHANGE OR ELIMINATE THESE PRIVILEGES
   AT ANY TIME WITH 60 DAYS NOTICE.

   -------------------------------------
   AUTOMATIC INVESTMENT PLAN
   You can make automatic investments in
   the Funds from your bank account,
   through payroll deduction or from
   your federal employment, Social
   Security or other regular government
   checks. Automatic investments can be
   as little as $25, once you've
   invested the $25 minimum required to
   open the account.

   To invest regularly from your bank
   account:


     - Complete the Automatic Investment
       Plan portion on your Account
       Application or the supplemental
       sign-up form


     - Make sure you note:


       - Your bank name, address and
         account number


       - The amount you wish to invest
         automatically (minimum $25)


       - How often you want to invest
         (every month, 4 times a year,
         twice a year or once a year)


     - Attach a voided personal check.


   Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.
                                             DIRECTED DIVIDEND OPTION
                                             By selecting the appropriate box
                                             in the Account Application, you
                                             can elect to receive your
                                             distributions in cash (check) or
                                             have distributions (capital
                                             gains and dividends) reinvested
                                             in another BB&T Fund without a
                                             sales charge. You must maintain
                                             the minimum balance in each Fund
                                             into which you plan to reinvest
                                             dividends or the reinvestment
                                             will be suspended and your
                                             dividends paid to you. The Fund
                                             may modify or terminate this
                                             reinvestment option without
                                             notice. You can change or
                                             terminate your participation in
                                             the reinvestment option at any
                                             time.

   -----------------------------------------------------------------------------

   DIVIDENDS AND DISTRIBUTIONS


   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Class A Shares have higher dividends than Class B Shares and Class C Shares, because Class A Shares have lower distribution expenses than Class B Shares and Class C Shares. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Large Company Value Fund, Mid Cap Value Fund, and the Balanced Fund are declared and paid monthly. The Large Company Growth Fund, Capital Appreciation Fund, Small Company Growth Fund, International Equity Fund, and the Fund of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.


   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

                                  WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

                                  As a mutual fund shareholder, you are
                                  technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

                                  CONTINGENT DEFERRED SALES CHARGE

                                  When you sell Class B or Class C Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.
                                  INSTRUCTIONS FOR SELLING SHARES

                                  If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES
   CONTINUED

   WIRE TRANSFER

   You must indicate this option on your application.


   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.


   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   AUTO WITHDRAWAL PLAN

   You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

     - Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.

     - Include a voided personal check.

     - Your account must have a value of $5,000 or more to start withdrawals.

     - If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

   REDEMPTION BY CHECK WRITING -- MONEY MARKET FUNDS ONLY

   You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund, the U.S. Treasury Money Market Fund, or the Tax-Free Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

   SHAREHOLDER INFORMATION

   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED


   You must request redemption in writing if:



     - Redemption from an Individual Retirement Account ("IRA").


   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or


     - The check is not being made payable to the owner(s) of the account; or



     - Your account address has changed within the last ten business days; or



     - The redemption proceeds are being transferred to another Fund account with different registration; or



     - The redemption proceeds are being wired to bank instructions currently not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   CLOSING OF SMALL ACCOUNTS

   If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

   UNDELIVERABLE REDEMPTION CHECKS

   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES

   CALCULATION OF SALES CHARGES
   CLASS A SHARES

   Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

   The current sales charge rates are as follows:

   FOR THE STOCK FUNDS, FUNDS OF FUNDS, INTERMEDIATE U.S. GOVERNMENT BOND FUND, AND INTERMEDIATE CORPORATE BOND FUND


                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          5.75%                6.10%
      ------------------------------------------------------------------------
      $50,000 to $99,999                     4.50%                4.71%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                3.50%                3.63%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                2.50%                2.56%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   FOR THE TAX-FREE BOND FUNDS AND THE SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND

                                          SALES CHARGE         SALES CHARGE
                   YOUR                    AS A % OF            AS A % OF
                INVESTMENT               OFFERING PRICE      YOUR INVESTMENT
      Up to $49,999                          3.00%                3.09%
      ------------------------------------------------------------------------
      $50,000 to $99,999                     2.50%                2.56%
      ------------------------------------------------------------------------
      $100,000 up to $249,999                2.00%                2.04%
      ------------------------------------------------------------------------
      $250,000 up to $499,999                1.50%                1.52%
      ------------------------------------------------------------------------
      $500,000 up to $999,999                1.00%                1.01%
      ------------------------------------------------------------------------
      $1,000,000 and above(1)                0.00%                0.00%

   (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. For sales of over $1 million or more, the Distributor pays broker-dealers out of its own assets, a fee of up to 1% of the offering price of such shares up to $2.5 million, 0.5% of the offering price from $2.5 million to $5 million, and 0.25% of the offering price over $5 million.

   FOR THE MONEY MARKET FUNDS

   No sales charges.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

                                                                            YEARS            CDSC AS A % OF
                                                                            SINCE             DOLLAR AMOUNT
                                                                          PURCHASE          SUBJECT TO CHARGE
                                                                             0-1                  5.00%
                                                                             1-2                  4.00%
                                                                             2-3                  3.00%
                                                                             3-4                  3.00%
                                                                             4-5                  2.00%
                                                                             5-6                  1.00%
                                                                         more than 6              None

CLASS B SHARES
Class B Shares are offered at NAV,
   without any up-front sales
   charge. Therefore, all the money
   you invest is used to purchase
   Fund shares. However, if you sell
   your Class B Shares of the Fund
   before the sixth anniversary, you
   will have to pay a contingent
   deferred sales charge at the time
   of redemption. The CDSC will be
   based upon the lower of the NAV
   at the time of purchase or the
   NAV at the time of redemption
   according to the schedule below.
   There is no CDSC on reinvested
   dividends or distributions.

   If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).
   CONVERSION FEATURE -- CLASS B SHARES

    - Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
    - After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
    - You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
    - If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
    - The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

   CLASS C SHARES

   Class C Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class C Shares of the Fund before the first anniversary, you will have to pay a 1% contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption. In any sale, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends or distributions) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   SALES CHARGE REDUCTIONS


   Reduced sales charges for Class A Shares are available to shareholders with investments of $100,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.


    - LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.

    - RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.

    - COMBINATION PRIVILEGE. Combine accounts of multiple Funds (excluding the Money Market Fund) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

   SALES CHARGE WAIVERS
   CLASS A SHARES

   The following qualify for waivers of sales charges:

    - Existing Shareholders of a Fund upon the reinvestment of dividend and capital gain distributions;

    - Shares purchased with proceeds from redemptions from another mutual fund complex within 60 days after redemption, if you paid a front end sales charge for those shares.

    - Officers, trustees, directors, advisory board members, employees and retired employees of the BB&T Funds, BB&T and its affiliates, the Distributor and its affiliates, and employees of the Sub-Advisers (and spouses, children and parents of each of the foregoing);

    - Investors for whom a BB&T correspondent bank or other financial institution acts in a fiduciary, advisory, custodial, agency, or similar capacity.

    - BB&T Fund shares purchased with proceeds from a distribution from BB&T or an affiliate trust or agency account (this waiver applies only to the initial purchase of a BB&T Fund subject to a sales load;

    - Investors who beneficially hold Trust Shares of any Fund of the BB&T
      Funds;

    - Investors who purchase Shares of a Fund through a payroll deduction plan, a 401(k) plan or a 403(b) plan which by its terms permits purchase of Shares;

    - Investors whose shares are held of record by, and purchases made on behalf of, other investment companies distributed by the Distributor or its affiliated companies; and

   The Distributor may also waive the sales charge at anytime in its own discretion. Consult the SAI for more details concerning sales charges waivers.

     REINSTATEMENT PRIVILEGE

     If you have sold Class A Shares or Class C Shares and decide to reinvest in the Fund within a 90 day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

   SHAREHOLDER INFORMATION

   DISTRIBUTION ARRANGEMENTS/SALES CHARGES
   CONTINUED

   CLASS B SHARES

   The CDSC will be waived under certain circumstances, including the following:

    - Minimum required distributions from an IRA or other qualifying retirement plan to a Shareholder who has attained age 70 1/2.

    - Redemptions from accounts following the death or disability of the shareholder.

    - Investors who purchased through a participant directed defined benefit plan.

    - Returns of excess contributions to retirement plans.

    - Distributions of less than 12% of the annual account value under the Auto Withdrawal Plan.

    - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

    - Investors who purchased through the Cash Sweep Program at BB&T Treasury Services Division.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

    - The 12b-1 and shareholder servicing fees vary by share class as follows:


      - Class A Shares pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund (0.25% for the Capital Appreciation Fund, the Mid Cap Fund, and the West Virginia Intermediate Tax Free Fund).


      - Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

      - Class C Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

    - The higher 12b-1 fee on Class B and Class C Shares, together with the CDSC, help the Distributor sell Class B and Class C Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

    - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

   Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES

   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Class A
   Shares, Class B Shares, and
   Class C Shares may also be
   exchanged for Trust Shares of
   the same Fund if you become
   eligible to purchase Trust
   Shares. Neither Class B Shares
   nor Class C Shares may be
   exchanged for Class A Shares.
   Class C Shares may not be
   exchanged for Class B Shares.
   Please consult the Trust Share
   prospectus for more information.
   No transaction fees are
   currently charged for exchanges.
                                      INSTRUCTIONS FOR EXCHANGING SHARES

                                      Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

                                       - Your name and telephone number

                                       - The exact name on your account and
                                         account number

                                       - Taxpayer identification number (usually
                                         your Social Security number)

                                       - Dollar value or number of shares to be
                                         exchanged

                                       - The name of the Fund from which the
                                         exchange is to be made.

                                       - The name of the Fund into which the
                                         exchange is being made.

                                      See "Selling your Shares" for important
                                      information about telephone transactions.

                                      To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

   AUTOMATIC EXCHANGES -- CLASS B
   SHARES ONLY

   You can use the Funds' Automatic
   Exchange feature to purchase
   Class B Shares of the Funds at
   regular intervals through
   regular, automatic redemptions
   from the your BB&T Fund account.
   Shareholders investing directly
   in Class B Shares of the Money
   Market Funds, as opposed to
   Shareholders obtaining Class B
   Shares of the Money Market Funds
   upon exchange of Class B Shares
   of any of the other Funds will
   be requested to participate in
   the Auto Exchange Plan and to
   set the time and amount of their
   regular, automatic withdrawal in
   such a way that all of the Class
   B Shares have been withdrawn
   from the U.S. Treasury, Prime,
   or Tax-Free Money Market Fund
   within 2 years of purchase. To
   participate in the Automatic
   Exchange Plan:

    - Complete the appropriate
      section of the Account
      Application.

    - Keep a minimum of $10,000 in
      your BB&T Funds account and
      $1,000 in the Fund whose
      shares you are buying.

   To change the Automatic Exchange
   instructions or to discontinue
   the feature, you must send a
   written request to BB&T Funds,
   P.O. Box 182533, Columbus, Ohio
   43218-2533.
                                      NOTES ON EXCHANGES

                                        - When exchanging from a Fund that has
                                          no sales charge or a lower sales
                                          charge to a Fund with a higher sales
                                          charge, you will pay the difference.

                                       - The registration and tax identification
                                         numbers of the two accounts must be
                                         identical.

                                       - The Exchange Privilege (including
                                         automatic exchanges) may be changed or
                                         eliminated at any time upon a 60-day
                                         notice to shareholders.

                                       - Be sure to read carefully the
                                         Prospectus of any Fund into which you
                                         wish to exchange shares.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Tax-Free Bond Funds and Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Except with respect to the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, other than the Tax-Free Bond Funds and Tax-Free Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds and Tax-Free Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [LOGO]
          OTHER INFORMATION ABOUT THE FUND

   FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request. Financial highlights for the Tax-Free Money Market Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the West Virginia Intermediate Tax-Free Fund, and the Capital Manager Aggressive Growth Fund are not presented because the Funds had not commenced operations as of September 30, 2000.

                                                 LARGE COMPANY VALUE FUND
   OTHER INFORMATION ABOUT THE FUNDS
                                  (FORMERLY GROWTH AND INCOME STOCK FUND)


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2000      1999      1998      1997      1996
                                                         -------   -------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 19.60   $ 18.48   $ 19.98   $ 15.31   $ 12.97
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.49      0.25      0.23      0.26      0.26
      Net realized and unrealized gains (losses) on
        investments                                         0.56      1.93     (0.17)     5.30      2.43
    ----------------------------------------------------------------------------------------------------
            Total from Investment Activities                1.05      2.18      0.06      5.56      2.69
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.49)    (0.25)    (0.23)    (0.26)    (0.26)
      Net realized gains                                   (1.59)    (0.81)    (1.33)    (0.63)    (0.09)
    ----------------------------------------------------------------------------------------------------
            Total Distributions                            (2.08)    (1.06)    (1.56)    (0.89)    (0.35)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 18.57   $ 19.60   $ 18.48   $ 19.98   $ 15.31
    ----------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            5.69%    11.64%     0.10%    37.80%    20.97%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $33,004   $38,604   $39,817   $34,679   $18,949
      Ratio of expenses to average net assets               1.17%     1.10%     1.10%     1.09%     1.11%
      Ratio of net investment income to average net
        assets                                              2.62%     1.22%     1.18%     1.52%     1.82%
      Ratio of expenses to average net assets*              1.60%     1.59%     1.59%     1.58%     1.60%
      Portfolio turnover(a)                                23.85%    13.52%    13.17%    22.66%    19.82%
    ----------------------------------------------------------------------------------------------------



    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                                 LARGE COMPANY VALUE FUND
   OTHER INFORMATION ABOUT THE FUNDS
                                  (FORMERLY GROWTH AND INCOME STOCK FUND)




   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                  JANUARY 1,
                                                           FOR THE YEAR ENDED SEPTEMBER 30,         1996 TO
                                                         -------------------------------------   SEPTEMBER 30,
                                                          2000      1999      1998      1997        1996(a)
                                                         -------   -------   -------   -------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 19.51   $ 18.42   $ 19.93   $ 15.29      $13.78
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.35      0.11      0.09      0.13        0.13
      Net realized and unrealized gains (losses) on
        investments                                         0.56      1.90     (0.18)     5.28        1.52
    ----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.91      2.01     (0.09)     5.41        1.65
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.36)    (0.11)    (0.09)    (0.14)      (0.14)
      Net realized gains                                   (1.59)    (0.81)    (1.33)    (0.63)         --
    ----------------------------------------------------------------------------------------------------------
            Total Distributions                            (1.95)    (0.92)    (1.42)    (0.77)      (0.14)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 18.47   $ 19.51   $ 18.42   $ 19.93      $15.29
    ----------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       4.88%    10.73%    (0.67)%   36.70%      12.01%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $36,078   $38,590   $32,455   $16,690      $3,880
      Ratio of expenses to average net assets               1.92%     1.84%     1.85%     1.84        1.85%(c)
      Ratio of net investment income to average net
        assets                                              1.90%     0.47%     0.43%     0.77%       1.13%(c)
      Ratio of expenses to average net assets*              2.10%     2.08%     2.09%     2.08%       2.09%(c)
      Portfolio turnover(d)                                23.85%    13.52%    13.17%    22.66%      19.82%(b)
    ----------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2000      1999      1998      1997      1996
                                                         -------   -------   -------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.83   $ 13.82   $ 13.63   $ 11.96   $ 11.04
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.34      0.35      0.39      0.45      0.43
      Net realized and unrealized gains (losses) on
        investments                                        (0.10)     0.74      0.54      2.04      0.92
    ----------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.24      1.09      0.93      2.49      1.35
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.34)    (0.35)    (0.39)    (0.45)    (0.43)
      Net realized gains                                   (0.58)    (0.73)    (0.35)    (0.37)       --
    ----------------------------------------------------------------------------------------------------
            Total Distributions                            (0.92)    (1.08)    (0.74)    (0.82)    (0.43)
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 13.15   $ 13.83   $ 13.82   $ 13.63   $ 11.96
    ----------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            1.74%     7.72%     6.89%    21.76%    12.43%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $17,726   $21,207   $21,948   $17,234   $12,456
      Ratio of expenses to average net assets               1.22%     1.15%     1.17%     1.18%     1.20%
      Ratio of net investment income to average net
        assets                                              2.54%     2.43%     2.75%     3.63%     3.78%
      Ratio of expenses to average net assets*              1.65%     1.64%     1.66%     1.67%     1.69%
      Portfolio turnover(a)                                57.95%    35.98%    31.85%    27.07%    19.87%
    ----------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                 JANUARY 1,
                                                           FOR THE YEAR ENDED SEPTEMBER 30,        1996 TO
                                                         ------------------------------------   SEPTEMBER 30,
                                                          2000      1999      1998      1997       1996(a)
                                                         -------   -------   -------   ------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.75   $ 13.76   $ 13.57   $11.91      $11.54
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.24      0.26      0.28     0.36        0.27
      Net realized and unrealized gains (losses) on
        investments                                        (0.11)     0.71      0.55     2.04        0.37
    ---------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.13      0.97      0.83     2.40        0.64
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.24)    (0.25)    (0.29)   (0.37)      (0.27)
      Net realized gains                                   (0.58)    (0.73)    (0.35)   (0.37)         --
    ---------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.82)    (0.98)    (0.64)   (0.74)      (0.27)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 13.06   $ 13.75   $ 13.76   $13.57      $11.91
    ---------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       0.92%     6.82%     6.16%   20.90%       5.67%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $18,859   $21,610   $15,183   $6,360      $2,339
      Ratio of expenses to average net assets               1.97%     1.90%     1.92%    1.93%       1.95%(c)
      Ratio of net investment income to average net
        assets                                              1.79%     1.70%     1.98%    2.88%       3.13%(c)
      Ratio of expenses to average net assets*              2.15%     2.14%     2.16%    2.17%       2.18%(c)
      Portfolio turnover(d)                                57.95%    35.98%    31.85%   27.07%      19.87%(b)
    ---------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                         FOR THE YEAR ENDED    OCTOBER 3,
                                                           SEPTEMBER 30,         1997 TO
                                                         ------------------   SEPTEMBER 30,
                                                           2000      1999        1998(a)
                                                         --------   -------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.96   $  9.62      $ 10.00
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.06)    (0.04)          --
      Net realized and unrealized gains (losses) on
        investments                                          3.59      2.94        (0.25)
    ---------------------------------------------------------------------------------------
            Total from Investment Activities                 3.53      2.90        (0.25)
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    --        --        (0.03)
      Net realized gains                                    (0.74)    (0.56)          --
      In excess of net realized gains                          --        --        (0.10)
    ---------------------------------------------------------------------------------------
            Total Distributions                             (0.74)    (0.56)       (0.13)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  14.75   $ 11.96      $  9.62
    ---------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            30.08%    30.93%       (2.54)%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 13,156   $ 5,912      $ 1,938
      Ratio of expenses to average net assets                1.24%     1.22%        1.39%(c)
      Ratio of net investment loss to average net
        assets                                              (0.43)%   (0.34)%      (0.04)%(c)
      Ratio of expenses to average net assets*               1.66%     1.71%        1.87%(c)
      Portfolio turnover(d)                                 76.76%    67.59%      108.36%(b)
    ---------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                         FOR THE YEAR ENDED     OCTOBER 3,
                                                            SEPTEMBER 30,         1997 TO
                                                         -------------------   SEPTEMBER 30,
                                                           2000       1999        1998(a)
                                                         --------   --------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  11.82   $   9.58      $ 10.00
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.17)     (0.12)       (0.02)
      Net realized and unrealized gains (losses) on
        investments                                          3.56       2.92        (0.29)
    ----------------------------------------------------------------------------------------
            Total from Investment Activities                 3.39       2.80        (0.31)
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    --         --        (0.01)
      Net realized gains                                    (0.74)     (0.56)          --
      In excess of net realized gains                          --         --        (0.10)
    ----------------------------------------------------------------------------------------
            Total Distributions                             (0.74)     (0.56)       (0.11)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  14.47   $  11.82      $  9.58
    ----------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       29.22%     29.97%       (3.13)%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 27,172   $ 12,289      $ 3,985
      Ratio of expenses to average net assets                1.99%      1.97%        2.14%(c)
      Ratio of net investment loss to average net
        assets                                              (1.18)%    (1.08)%      (0.78)%(c)
      Ratio of expenses to average net assets*               2.16%      2.21%        2.37%(c)
      Portfolio turnover(d)                                 76.76%     67.59%      108.36%(b)
    ----------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2000       1999      1998      1997      1996
                                                         -------   --------   -------   -------   ------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 24.92   $  17.50   $ 23.33   $ 21.06   $14.53
    ----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                  (0.25)     (0.28)    (0.29)    (0.15)   (0.20)
      Net realized and unrealized gains (losses) on
        futures and investments                            13.20       7.70     (5.23)     2.44     6.73
    ----------------------------------------------------------------------------------------------------
            Total from Investment Activities               12.95       7.42     (5.52)     2.29     6.53
    ----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                                   (3.00)        --        --        --       --
      In excess of net realized gains                         --         --     (0.31)    (0.02)      --
    ----------------------------------------------------------------------------------------------------
            Total Distributions                            (3.00)        --     (0.31)    (0.02)      --
    ----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 34.87   $  24.92   $ 17.50   $ 23.33   $21.06
    ----------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)           54.34%     42.32%   (23.81)%   10.90%   44.94%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $28,936   $ 11,336   $ 9,456   $12,676   $7,413
      Ratio of expenses to average net assets               1.66%      1.80%     1.86%     1.89%    2.01%
      Ratio of net investment loss to average net
        assets                                             (0.74)%    (1.23)%   (1.36)%   (1.29)%  (1.26)%
      Ratio of expenses to average net assets*              1.91%      2.05%     2.11%     2.14%    2.26%
      Portfolio turnover(a)                               206.16%    184.39%   157.44%    80.66%   71.62%
    ----------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                      JANUARY 1,
                                                             FOR THE YEAR ENDED SEPTEMBER 30,           1996 TO
                                                         -----------------------------------------   SEPTEMBER 30,
                                                           2000       1999       1998       1997        1996(a)
                                                         --------   --------   --------   --------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  24.21   $  17.13   $  23.02   $  20.92     $  15.24
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.49)     (0.41)     (0.39)     (0.20)       (0.21)
      Net realized and unrealized gains (losses) on
        futures and investments                             12.81       7.49      (5.19)      2.32         5.89
    --------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                12.32       7.08      (5.58)      2.12         5.68
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                                    (3.00)        --         --         --           --
      In excess of net realized gains                          --         --      (0.31)     (0.02)          --
    --------------------------------------------------------------------------------------------------------------
            Total Distributions                             (3.00)        --      (0.31)     (0.02)          --
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  33.53   $  24.21   $  17.13   $  23.02     $  20.92
    --------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       53.29%     41.25%    (24.40)%    10.16%       37.27%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 20,707   $ 11,054   $  8,609   $  8,869     $  3,200
      Ratio of expenses to average net assets                2.41%      2.55%      2.61%      2.64%        2.72%(c)
      Ratio of net investment loss to average net
        assets                                              (1.49)%    (1.98)%    (2.11)%    (2.04)%      (2.01)%(c)
      Portfolio turnover(d)                                206.16%    184.39%    157.44%     80.66%       71.62%(b)
    --------------------------------------------------------------------------------------------------------------



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                              FOR THE YEAR ENDED         JANUARY 2,
                                                                SEPTEMBER 30,              1997 TO
                                                         ----------------------------   SEPTEMBER 30,
                                                          2000       1999      1998        1997(a)
                                                         -------   --------   -------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.48   $   9.91   $ 11.24      $10.00
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                         (0.04)     (0.01)     0.03        0.03
      Net realized and unrealized gains (losses) on
        foreign currency and investments                    0.68       2.78     (1.09)       1.25
    -------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.64       2.77     (1.06)       1.28
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   --      (0.03)    (0.03)      (0.02)
      Net realized gains                                   (0.63)     (0.17)    (0.23)         --
      In excess of net investment income                      --         --     (0.01)      (0.02)
    -------------------------------------------------------------------------------------------------
            Total Distributions                            (0.63)     (0.20)    (0.27)      (0.04)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 12.49   $  12.48   $  9.91      $11.24
    -------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            4.75%     28.33%    (9.60)%     12.84%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 2,681   $  1,906   $ 1,314      $  833
      Ratio of expenses to average net assets               1.76%      1.81%     1.75%       1.97%(c)
      Ratio of net investment income (loss) to average
        net assets                                         (0.26)%    (0.07)%    0.26%       0.14%(c)
      Ratio of expenses to average net assets*              2.01%      2.06%     2.01%       2.24%(c)
      Portfolio turnover(d)                               179.44%     82.00%    53.27%      41.45%(b)
    -------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                              FOR THE YEAR ENDED         JANUARY 2,
                                                                SEPTEMBER 30,              1997 TO
                                                         ----------------------------   SEPTEMBER 30,
                                                          2000       1999      1998        1997(a)
                                                         -------   --------   -------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.34   $   9.85   $ 11.23      $10.00
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                  (0.15)     (0.10)    (0.04)      (0.01)
      Net realized and unrealized gains (losses) on
        foreign currency and investments                    0.68       2.77     (1.10)       1.26
    -------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.53       2.67     (1.14)       1.25
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   --      (0.01)       --          --
      Net realized gains                                   (0.63)     (0.17)    (0.23)         --
      In excess of net investment income                      --         --     (0.01)      (0.02)
    -------------------------------------------------------------------------------------------------
            Total Distributions                            (0.63)     (0.18)    (0.24)      (0.02)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 12.24   $  12.34   $  9.85      $11.23
    -------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       3.88%     27.46%   (10.29)%     12.51%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 3,861   $  2,378   $ 1,923      $1,179
      Ratio of expenses to average net assets               2.51%      2.56%     2.50%       2.69%(c)
      Ratio of net investment loss to average net
        assets                                             (0.99)%    (0.84)%   (0.50)%     (0.62)%(c)
      Ratio of expenses to average net assets*              2.51%      2.56%     2.51%       2.74%(c)
      Portfolio turnover(d)                               179.44%     82.00%    53.27%      41.45%(b)
    -------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                           SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------------------
                                                          2000     1999     1998     1997     1996
                                                         ------   ------   ------   ------   ------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 9.65   $10.06   $ 9.76   $ 9.73   $ 9.88
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                0.50     0.50     0.51     0.54     0.55
      Net realized and unrealized gains (losses) on
        investments                                       (0.01)   (0.41)    0.30     0.03    (0.15)
    -----------------------------------------------------------------------------------------------
            Total from Investment Activities               0.49     0.09     0.81     0.57     0.40
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                               (0.51)   (0.50)   (0.51)   (0.54)   (0.55)
    -----------------------------------------------------------------------------------------------
            Total Distributions                           (0.51)   (0.50)   (0.51)   (0.54)   (0.55)
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 9.63   $ 9.65   $10.06   $ 9.76   $ 9.73
    -----------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)           5.24%    0.95%    8.50%    6.07%    4.09%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $3,270   $4,626   $4,476   $5,151   $6,356
      Ratio of expenses to average net assets              1.01%    1.02%    1.06%    1.11%    1.19%
      Ratio of net investment income to average net
        assets                                             5.27%    5.04%    5.15%    5.60%    5.55%
      Ratio of expenses to average net assets*             1.41%    1.42%    1.44%    1.46%    1.54%
      Portfolio turnover(a)                              101.07%   99.99%   53.74%   87.99%   54.82%
    -----------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                   INTERMEDIATE U.S. GOVERNMENT BOND FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------
                                                           2000       1999      1998      1997         1996
                                                         --------   --------   -------   -------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.70   $  10.57   $  9.84   $  9.63      $  9.88
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.52       0.50      0.51      0.53         0.56
      Net realized and unrealized gains (losses) on
        investments                                          0.05      (0.76)     0.74      0.21        (0.25)
    ------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.57      (0.26)     1.25      0.74         0.31
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.53)     (0.50)    (0.52)    (0.53)       (0.56)
      Net realized gains                                    (0.02)     (0.11)       --        --           --
      In excess of net realized gains                       (0.01)        --        --        --           --
    ------------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.56)     (0.61)    (0.52)    (0.53)       (0.56)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.71   $   9.70   $ 10.57   $  9.84      $  9.63
    ------------------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)             6.09%     (2.49)%   13.07%     7.93%        3.17%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $  2,579   $  3,308   $ 4,562   $ 4,211      $ 3,659
      Ratio of expenses to average net assets                1.08%      1.08%     1.09%     1.12%        1.13%
      Ratio of net investment income to average net
        assets                                               5.46%      5.00%     5.10%     5.49%        5.68%
      Ratio of expenses to average net assets*               1.43%      1.43%     1.44%     1.47%        1.48%
      Portfolio turnover(a)                                103.41%     73.46%    60.98%    62.45%       76.29%
    ------------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                   INTERMEDIATE U.S. GOVERNMENT BOND FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                               JANUARY 1,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1996 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                          2000      1999     1998     1997       1996(a)
                                                         -------   ------   ------   ------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.68   $10.54   $ 9.81   $ 9.60      $10.17
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.45     0.43     0.43     0.46        0.31
      Net realized and unrealized gains (losses)
        on investments                                      0.04    (0.75)    0.74     0.21       (0.57)
    -------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.49    (0.32)    1.17     0.67       (0.26)
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.45)   (0.43)   (0.44)   (0.46)      (0.31)
      Net realized gains                                   (0.02)   (0.11)      --       --          --
      In excess of net realized gains                      (0.01)      --       --       --          --
    -------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.48)   (0.54)   (0.44)   (0.46)      (0.31)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  9.69   $ 9.68   $10.54   $ 9.81      $ 9.60
    -------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)       5.31%   (3.13)%  12.26%    7.14%      (2.48)%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 2,329   $2,679   $1,314   $  623      $  353
      Ratio of expenses to average net assets               1.83%    1.83%    1.84%    1.87%       1.85%(c)
      Ratio of net investment income to average net
        assets                                              4.71%    4.28%    4.35%    4.74%       5.01%(c)
      Ratio of expenses to average net assets*              1.93%    1.93%    1.94%    1.97%       1.95%(c)
      Portfolio turnover(d)                               103.41%   73.46%   60.98%   62.45%      76.29%(b)
    -------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                          DECEMBER 2,
                                                            1999 TO
                                                         SEPTEMBER 30,
                                                            2000(a)
                                                         -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.50
      Net realized and unrealized gains on investments        (0.02)
    ------------------------------------------------------------------
            Total from Investment Activities                   0.48
    ------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.50)
    ------------------------------------------------------------------
            Total Distributions                               (0.50)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  9.98
    ------------------------------------------------------------------
            Total Return (excludes sales charge)               4.97%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $   236
      Ratio of expenses to average net assets                  1.03%(c)
      Ratio of net investment income to average net
        assets                                                 6.06%(c)
      Ratio of expenses to average net assets*                 1.59%(c)
      Portfolio turnover(d)                                  186.79%(b)
    ------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                             DECEMBER 2,
                                                                               1999 TO
                                                                            SEPTEMBER 30,
                                                                               2000(a)
                                                                            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.00
    -------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                      0.44
      Net realized and unrealized gains on investments                          (0.02)
    -------------------------------------------------------------------------------------
            Total from Investment Activities                                     0.42
    -------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                     (0.44)
    -------------------------------------------------------------------------------------
            Total Distributions                                                 (0.44)
    -------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $ 9.98
    -------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)                            4.41%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $   70
      Ratio of expenses to average net assets                                    1.75%(c)
      Ratio of net investment income to average net assets                       5.34%(c)
      Ratio of expenses to average net assets*                                   2.03%(c)
      Portfolio turnover(d)                                                    186.79%(b)
    -------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                  FOR THE YEAR ENDED SEPTEMBER 30,
                                                         --------------------------------------------------
                                                           2000       1999       1998      1997      1996
                                                         --------   --------   --------   -------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.89   $  10.52   $  10.27   $ 10.05   $ 10.15
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.40       0.40       0.42      0.40      0.36
      Net realized and unrealized gains (losses) on
        investments                                          0.08      (0.56)      0.25      0.22     (0.10)
    -------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.48      (0.16)      0.67      0.62      0.26
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.40)     (0.40)     (0.42)    (0.40)    (0.36)
      Net realized gains                                       --      (0.05)        --        --        --
      In excess of net realized gains                          --      (0.02)        --        --        --
    -------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.40)     (0.47)     (0.42)    (0.40)    (0.36)
    -------------------------------------------------------------------------------------------------------

    NET ASSET VALUE, END OF PERIOD                       $   9.97   $   9.89   $  10.52   $ 10.27   $ 10.05
    -------------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)             5.04%     (1.53)%     6.63%     6.28%     2.61%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 11,403   $ 13,677   $ 11,592   $ 9,419   $ 9,261
      Ratio of expenses to average net assets                0.95%      0.95%      0.96%     1.00%     1.11%
      Ratio of net investment income to average net
        assets                                               4.12%      3.95%      4.03%     3.94%     3.58%
      Ratio of expenses to average net assets*               1.46%      1.47%      1.48%     1.50%     1.61%
      Portfolio turnover(a)                                 80.33%     39.70%     32.63%    16.98%    20.90%
    -------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                         FOR THE YEAR ENDED     OCTOBER 20,
                                                            SEPTEMBER 30,         1997 TO
                                                         -------------------   SEPTEMBER 30,
                                                           2000       1999        1998(a)
                                                         --------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.80    $ 10.47       $ 10.00
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.39       0.38          0.31
      Net realized and unrealized gains (losses) on
        investments                                         0.10      (0.59)         0.47
    ----------------------------------------------------------------------------------------
            Total from Investment Activities                0.49      (0.21)         0.78
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.39)     (0.38)        (0.31)
      Net realized gains                                      --      (0.06)           --
      In excess of net realized gains                         --      (0.02)           --
    ----------------------------------------------------------------------------------------
            Total Distributions                            (0.39)     (0.46)        (0.31)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  9.90    $  9.80       $ 10.47
    ----------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            5.10%     (2.09)%        7.91%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 1,251    $ 1,160       $   297
      Ratio of expenses to average net assets               0.90%      0.97%         1.04%(c)
      Ratio of net investment income to average net
        assets                                              3.97%      3.72%         3.85%(c)
      Ratio of expenses to average net assets*              1.72%      1.91%         1.97%(c)
      Portfolio turnover(d)                                84.20%     71.96%        58.80%(b)
    ----------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  VIRGINIA INTERMEDIATE TAX-FREE FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               FOR THE                  MAY 17,
                                                                             YEAR ENDED                 1999 TO
                                                                            SEPTEMBER 30,            SEPTEMBER 30,
                                                                                2000                    1999(a)
                                                                            -------------            -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $10.86                   $11.24
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                      0.45                     0.30
      Net realized and unrealized gains (losses) investments                     0.10                    (0.38)
    --------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                                     0.55                    (0.08)
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                     (0.45)                   (0.30)
    --------------------------------------------------------------------------------------------------------------
            Total Distributions                                                 (0.45)                   (0.30)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $10.96                   $10.86
    --------------------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)                                 5.22%                   (0.66)%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $  180                   $   74
      Ratio of expenses to average net assets                                    0.93%                    1.00%(c)
      Ratio of net investment income to average net assets                       4.15%                    4.05%(c)
      Ratio of expenses to average net assets*                                   1.40%                    1.51%(c)
      Portfolio turnover(d)                                                     64.45%                   27.05%(b)
    --------------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                              OCTOBER 1,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                               2000              1999           1998(a)
                                                         ----------------   --------------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  1.000           $1.000          $1.000
    ------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.052            0.043           0.048
    ------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    0.052            0.043           0.048
    ------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.052)          (0.043)         (0.048)
    ------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.052)          (0.043)         (0.048)
    ------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  1.000           $1.000          $1.000
    ------------------------------------------------------------------------------------------------------
            Total Return                                         5.35%            4.42%           4.93%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $277,219           $5,395          $3,262
      Ratio of expenses to average net assets                    1.00%            0.80%           0.83%(c)
      Ratio of net investment income to average net
        assets                                                   5.68%            4.34%           4.83%(c)
      Ratio of expenses to average net assets*                   1.25%            1.39%           1.43%(c)
    ------------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                            SEPTEMBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,      1998 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                              2000              1999           1998(a)
                                                         ---------------   --------------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 1.000           $1.000          $1.000
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.046            0.036           0.003
    -----------------------------------------------------------------------------------------------------
            Total from Investment Activities                   0.046            0.036           0.003
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.046)          (0.036)         (0.003)
    -----------------------------------------------------------------------------------------------------
            Total Distributions                               (0.046)          (0.036)         (0.003)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 1.000           $1.000          $1.000
    -----------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)           4.65%            3.64%           0.32%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $41,644           $9,391          $  300
      Ratio of expenses to average net assets                   1.63%            1.56%           1.64%(c)
      Ratio of net investment income to average net
        assets                                                  4.76%            3.58%           3.98%(c)
      Ratio of expenses to average net assets*                  1.80%            1.89%           1.99%(c)
    -----------------------------------------------------------------------------------------------------



     *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                    FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ------------------------------------------------------
                                                           2000      1999      1998         1997         1996
                                                         --------   -------   -------   -------------   -------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.000   $ 1.000   $ 1.000      $ 1.000      $ 1.000
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.049     0.040     0.046        0.044        0.044
    -----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.049     0.040     0.046        0.044        0.044
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.049)   (0.040)   (0.046)      (0.044)      (0.044)
    -----------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.049)   (0.040)   (0.046)      (0.044)      (0.044)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  1.000   $ 1.000   $ 1.000      $ 1.000      $ 1.000
    -----------------------------------------------------------------------------------------------------------
            Total Return                                     4.98%     4.08%     4.75%        4.50%        4.49%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $170,380   $42,241   $41,478      $32,541      $27,931
      Ratio of expenses to average net assets                1.00%     0.84%     0.86%        0.95%        0.99%
      Ratio of net investment income to average net
        assets                                               5.11%     4.00%     4.65%        4.41%        4.37%
      Ratio of expenses to average net assets*               1.23%     1.23%     1.26%        1.25%        1.25%
    -----------------------------------------------------------------------------------------------------------



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND



   FINANCIAL HIGHLIGHTS


   CONTINUED








                                                                                                   JANUARY 1,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,         1996 TO
                                                         --------------------------------------   SEPTEMBER 30,
                                                           2000      1999      1998      1997        1996(a)
                                                         --------   -------   -------   -------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.042     0.033     0.039     0.036        0.025
    -----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.042     0.033     0.039     0.036        0.025
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.042)   (0.033)   (0.039)   (0.036)      (0.025)
    -----------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.042)   (0.033)   (0.039)   (0.036)      (0.025)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  1.000   $ 1.000   $ 1.000   $ 1.000      $ 1.000
    -----------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)        4.28%     3.31%     3.97%     3.67%        2.53%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 10,425   $ 2,264   $ 1,255   $ 1,502      $ 1,305
      Ratio of expenses to average net assets                1.63%     1.59%     1.61%     1.75%        1.75%(c)
      Ratio of net investment income to average net
        assets                                               4.43%     3.25%     3.90%     3.61%        3.55%(c)
      Ratio of expenses to average net assets*               1.73%     1.73%     1.76%       **           **



 *During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.



 **There were no voluntary fee reductions during this period.



(a)Period from commencement of operations.



(b)Not annualized.



(c)Annualized.

                                 CAPITAL MANAGER CONSERVATIVE GROWTH FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                         FOR THE YEAR ENDED     JANUARY 29,
                                                            SEPTEMBER 30,         1998 TO
                                                         -------------------   SEPTEMBER 30,
                                                           2000       1999        1998(a)
                                                         --------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.39    $ 10.05       $ 10.09
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.38       0.30          0.19
      Net realized and unrealized gains (losses) on
        investments with affiliates                         0.54       0.52         (0.01)
    ----------------------------------------------------------------------------------------
            Total from Investment Activities                0.92       0.82          0.18
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.38)     (0.31)        (0.22)
      Net realized gains                                   (0.22)     (0.17)           --
    ----------------------------------------------------------------------------------------
            Total Distributions                            (0.60)     (0.48)        (0.22)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 10.71    $ 10.39       $ 10.05
    ----------------------------------------------------------------------------------------
            Total Return (excludes sales charge)            9.08%      8.19%         1.89%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $   293    $   532       $   119
      Ratio of expenses to average net assets               0.66%      0.62%         0.83%(c)
      Ratio of net investment income to average net
        assets                                              3.55%      2.95%         2.91%(c)
      Ratio of expenses to average net assets*              1.10%      1.07%         1.33%(c)
      Portfolio turnover(d)                                38.27%     16.45%         4.28%(b)
    ----------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

                                 CAPITAL MANAGER CONSERVATIVE GROWTH FUND
   OTHER INFORMATION ABOUT THE FUNDS


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               FOR THE                JANUARY 29,
                                                                             YEAR ENDED                 1999 TO
                                                                            SEPTEMBER 30,            SEPTEMBER 30,
                                                                                2000                    1999(a)
                                                                            -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 10.39                 $  10.54
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                       0.29                     0.21
      Net realized and unrealized gains (losses) on investments
        with affiliates                                                           0.56                   (0.15)
    --------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                                      0.85                     0.06
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                      (0.31)                  (0.21)
      Net realized gains                                                         (0.22)                      --
    --------------------------------------------------------------------------------------------------------------
            Total Distributions                                                  (0.53)                  (0.21)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $ 10.71                 $  10.39
    --------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)                             8.31%                    0.59%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $   150                 $    110
      Ratio of expenses to average net assets                                     1.41%                    1.35%(c)
      Ratio of net investment income to average net assets                        2.75%                    3.92%(c)
      Ratio of expenses to average net assets*                                    1.60%                    1.75%(c)
      Portfolio turnover(d)                                                      38.27%                   16.45%(b)
    --------------------------------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                         FOR THE YEAR ENDED     JANUARY 29,
                                                            SEPTEMBER 30,         1998 TO
                                                         -------------------   SEPTEMBER 30,
                                                           2000       1999        1998(a)
                                                         --------   --------   -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 10.65    $  9.85       $ 10.01
    ----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.31       0.22          0.15
      Net realized and unrealized gains (losses) on
        investments with affiliates                         0.89       1.06         (0.15)
    ----------------------------------------------------------------------------------------
            Total from Investment Activities                1.20       1.28            --
    ----------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.31)     (0.23)        (0.16)
      Net realized gains                                   (0.29)     (0.25)           --
    ----------------------------------------------------------------------------------------
            Total Distributions                            (0.60)     (0.48)        (0.16)
    ----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 11.25    $ 10.65       $  9.85
    ----------------------------------------------------------------------------------------
            Total Return (excludes sales charge)           11.35%     13.07%         0.10%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $ 1,318    $ 1,635       $ 1,146
      Ratio of expenses to average net assets               0.74%      0.68%         0.93%(c)
      Ratio of net investment income to average net
        assets                                              2.67%      1.93%         1.93%(c)
      Ratio of expenses to average net assets*              1.19%      1.13%         1.39%(c)
      Portfolio turnover(d)                                46.69%     17.33%         4.85%(b)
    ----------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS CAPITAL MANAGER MODERATE GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               FOR THE                JANUARY 29,
                                                                             YEAR ENDED                 1999 TO
                                                                            SEPTEMBER 30,            SEPTEMBER 30,
                                                                                2000                    1999(a)
                                                                            -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 10.64                  $ 10.64
    --------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                       0.22                     0.14
      Net realized and unrealized gains on investments with
        affiliates                                                                0.88                       --
    --------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                                      1.10                     0.14
    --------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                      (0.24)                   (0.14)
      Net realized gains                                                         (0.29)                      --
    --------------------------------------------------------------------------------------------------------------
            Total Distributions                                                  (0.53)                   (0.14)
    --------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $ 11.21                  $ 10.64
    --------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)                            10.45%                    1.29%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, end of period (000)                                          $   542                  $   197
      Ratio of expenses to average net assets                                     1.54%                    1.47%(c)
      Ratio of net investment income to average net assets                        1.94%                    2.54%(c)
      Ratio of expenses to average net assets*                                    1.69%                    1.78%(c)
      Portfolio turnover(d)                                                      46.69%                   17.33%(b)
    --------------------------------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                                     JANUARY 29,
                                                                     FOR THE YEAR ENDED SEPTEMBER 30,                  1998 TO
                                                                  --------------------------------------            SEPTEMBER 30,
                                                                      2000                     1999                    1998(a)
                                                                  -------------            -------------            -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                             $ 10.79                  $  9.67                  $  9.93
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                             0.25                     0.15                     0.10
      Net realized and unrealized gains (losses) on
        investments with affiliates                                     1.24                     1.46                    (0.26)
    -----------------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                            1.49                     1.61                    (0.16)
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                            (0.26)                   (0.17)                   (0.10)
      Net realized gains                                               (0.36)                   (0.32)                      --
    -----------------------------------------------------------------------------------------------------------------------------
            Total Distributions                                        (0.62)                   (0.49)                   (0.10)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                   $ 11.66                  $ 10.79                  $  9.67
    -----------------------------------------------------------------------------------------------------------------------------
            Total Return (excludes sales charge)                       14.02%                   16.81%                   (1.45%)(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                $ 1,606                  $   990                  $   276
      Ratio of expenses to average net assets                           0.70%                    0.69%                    0.90%(c)
      Ratio of net investment income to average net
        assets                                                          2.24%                    1.24%                    1.16%(c)
      Ratio of expenses to average net assets*                          1.14%                    1.14%                    1.38%(c)
      Portfolio turnover(d)                                            43.28%                   17.93%                    7.69%(b)
    -----------------------------------------------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               FOR THE               JANUARY 29,
                                                                             YEAR ENDED                1999 TO
                                                                            SEPTEMBER 30,           SEPTEMBER 30,
                                                                                2000                   1999(a)
                                                                            -------------           -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 10.79                 $ 10.69
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                                                0.17                    0.10
      Net realized and unrealized gains on investments with
        affiliates                                                                1.24                    0.10
    -------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                                      1.41                    0.20
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                      (0.20)                  (0.10)
      Net realized gains                                                         (0.36)                     --
    -------------------------------------------------------------------------------------------------------------
            Total Distributions                                                  (0.56)                  (0.10)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $ 11.64                 $ 10.79
    -------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)                            13.23%                   1.87%(b)

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $ 1,993                 $   163
      Ratio of expenses to average net assets                                     1.45%                   1.94%(c)
      Ratio of net investment income to average net assets                        1.49%                   1.16%(c)
      Ratio of expenses to average net assets*                                    1.64%                   2.14%(c)
      Portfolio turnover(d)                                                      43.28%                  17.93%(b)
    -------------------------------------------------------------------------------------------------------------



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



     *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, Prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

                                      LOGO

                                   PROSPECTUS

                                  STOCK FUNDS
                            LARGE COMPANY VALUE FUND
                                 BALANCED FUND
                           LARGE COMPANY GROWTH FUND
                           SMALL COMPANY GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           CAPITAL APPRECIATION FUND
                               MID CAP VALUE FUND

                                   BOND FUNDS
                               TAXABLE BOND FUNDS

                 SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                     INTERMEDIATE U.S. GOVERNMENT BOND FUND
                        INTERMEDIATE CORPORATE BOND FUND

                              TAX-FREE BOND FUNDS
                   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND
                   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND
                      VIRGINIA INTERMEDIATE TAX-FREE FUND
                    WEST VIRGINIA INTERMEDIATE TAX-FREE FUND

                               MONEY MARKET FUNDS
                            PRIME MONEY MARKET FUND
                        U.S. TREASURY MONEY MARKET FUND
                           TAX-FREE MONEY MARKET FUND

                                 FUNDS OF FUNDS
                    CAPITAL MANAGER CONSERVATIVE GROWTH FUND
                      CAPITAL MANAGER MODERATE GROWTH FUND
                          CAPITAL MANAGER GROWTH FUND
                     CAPITAL MANAGER AGGRESSIVE GROWTH FUND

                                  TRUST SHARES

                                FEBRUARY 1, 2001

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative.

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [LOGO]
Carefully review this important                           3  Overview
section, which summarizes each                            4  STOCK FUNDS
Fund's investments, risks, past                           5  Large Company Value Fund
performance, and fees.                                    8  Balanced Fund
                                                         12  Large Company Growth Fund
                                                         15  Small Company Growth Fund
                                                         18  International Equity Fund
                                                         21  Capital Appreciation Fund
                                                         23  Mid Cap Value Fund
                                                         25  BOND FUNDS
                                                         26  Short-Intermediate U.S. Government Income Fund
                                                         29  Intermediate U.S. Government Bond Fund
                                                         32  Intermediate Corporate Bond Fund
                                                         35  North Carolina Intermediate Tax-Free Fund
                                                         38  South Carolina Intermediate Tax-Free Fund
                                                         41  Virginia Intermediate Tax-Free Fund
                                                         44  West Virginia Intermediate Tax-Free Fund
                                                         46  MONEY MARKET FUNDS
                                                         47  Prime Money Market Fund
                                                         50  U.S. Treasury Money Market Fund
                                                         53  Tax-Free Money Market Fund
                                                         55  FUNDS OF FUNDS
                                                         56  Capital Manager Conservative Growth Fund
                                                         60  Capital Manager Moderate Growth Fund
                                                         64  Capital Manager Growth Fund
                                                         68  Capital Manager Aggressive Growth Fund

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [LOGO]
Review this section for                                  71  STOCK FUNDS
information on investment                                71  Large Company Value Fund
strategies and their risks.                              71  Balanced Fund
                                                         71  Large Company Growth Fund
                                                         71  Small Company Growth Fund
                                                         71  International Equity Fund
                                                         72  Capital Appreciation Fund
                                                         72  Mid Cap Value Fund
                                                         72  BOND FUNDS
                                                         72  Short-Intermediate U.S. Government Income Fund
                                                         73  Intermediate U.S. Government Bond Fund
                                                         73  Intermediate Corporate Bond Fund
                                                         73  North Carolina Intermediate Tax-Free Fund
                                                         73  South Carolina Intermediate Tax-Free Fund
                                                         73  Virginia Intermediate Tax-Free Fund
                                                         74  West Virginia Intermediate Tax-Free Fund
                                                         74  MONEY MARKET FUNDS
                                                         74  Prime Money Market Fund
                                                         74  U.S. Treasury Money Market Fund
                                                         74  Tax-Free Money Market Fund
                                                         75  FUNDS OF FUNDS
                                                         75  Capital Manager Conservative Growth Fund
                                                         75  Capital Manager Moderate Growth Fund
                                                         75  Capital Manager Growth Fund
                                                         75  Capital Manager Aggressive Growth Fund

                                                      FUND MANAGEMENT

                                            [LOGO]
Review this section for details on                       83  The Investment Adviser
the people and organizations who                         84  The Investment Sub-Advisers
oversee the Funds.                                       85  Portfolio Managers
                                                         85  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [LOGO]
Review this section for details on                       86  Choosing a Share Class
how shares are valued, how to                            87  Pricing of Fund Shares
purchase, sell and exchange                              88  Purchasing and Adding to Your Shares
shares, related charges and                              89  Selling Your Shares
payments of dividends and                                90  General Policies on Selling Shares
distributions                                            91  Exchanging Your Shares
                                                         92  Dividends, Distributions and Taxes

                                                      OTHER INFORMATION ABOUT THE FUNDS

                                            [LOGO]
                                                         93  Financial Highlights

 [LOGO]
          RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW


    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Trust Shares of the Stock Funds, the Bond Funds, the Money Market Funds and the Funds of Funds that you
                                          should know before investing. Each Fund also offers three
                                          additional classes of shares called Class A Shares, Class B
                                          Shares, and Class C Shares which are offered in a separate prospectus. Please read this prospectus and keep it for
                                          future reference.
                                          Each of the Funds in this prospectus is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at specific Funds,
                                          you should know a few general basics about investing in
                                          mutual funds.
                                          The value of your investment in a Fund is based on the
                                          market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect
                                          securities markets generally, as well as those that affect particular companies or government units. These price
                                          movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.
                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                          DEPOSIT OR AN OBLIGATION OF BRANCH BANKING AND TRUST
                                          COMPANY, BB&T CORPORATION, THEIR AFFILIATES, OR ANY BANK. IT
                                          IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.
                                          Each Fund has its own investment goal and strategies for
                                          reaching that goal. However, it cannot be guaranteed that a
                                          Fund will achieve its goal. Before investing, make sure that the Fund's goal matches your own.
                                          The portfolio manager invests each Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          STOCK FUNDS

                                          These Funds seek long-term capital appreciation, and in some cases current income, and invest primarily in equity and
                                          equity-related securities, principally common stocks.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets
                                          These Funds may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

                                                 LARGE COMPANY VALUE FUND


   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
   STOCK FUND)


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks capital growth, current income or both,
                                          primarily through investment in stocks.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index, as well as
                                          American Depository Receipts ("ADRs").
                                          In managing the Fund, the portfolio manager attempts to
                                          diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum characteristics of a particular issuer. While some stocks may be purchased primarily for income, most stocks
                                          will be purchased for capital appreciation. The portfolio
                                          manager will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the
                                          cumulative dividends paid to shareholders.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 71 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- value stocks -- will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 71.

                                                 LARGE COMPANY VALUE FUND

   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
   STOCK FUND)


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             10.49
94                                                                               -0.29
95                                                                               31.95
96                                                                               22.16
97                                                                               33.15
98                                                                                13.1
99                                                                               -2.22
2000                                                                              6.35

                                      The performance information shown above is based on a calendar year.

                                              Best
                                           quarter:    16.92%           12/31/98


                                              Worst
                                          quarter:  -10.97%            9/30/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
   how the Large Company Value Fund
   (formerly Growth and Income Stock
   Fund) has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over eight years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Russell 1000(R) Value Index, a
   widely recognized, unmanaged index
   of common stocks that measures the
   performance of those Russell 1000
   companies with lower price-to-book
   ratios and lower forecasted growth
   values. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/09/92)
   LARGE COMPANY VALUE FUND                                                6.35%       13.85%          14.15%
   RUSSELL 1000(R) VALUE INDEX(2)                                          7.01%       16.91%          17.20%
   S&P 500(R) INDEX(2)                                                    -9.10%       18.33%          17.33%




(1) Both charts assume reinvestment of dividends and distributions.

(2) The Russell 1000(R) Value Index is a widely recognized, unmanaged index of common stocks that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The benchmark index for the Large Company Value Fund has changed from the S&P 500(R) Index in order to better represent the investment policies for comparison purposes.

                                                 LARGE COMPANY VALUE FUND


   RISK/RETURN SUMMARY AND FUND EXPENSES      (FORMERLY GROWTH AND INCOME
   STOCK FUND)


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES
                                                     (FEES PAID BY YOU DIRECTLY)(1)         TRUST SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------

                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES
                                                     (FEES PAID FROM FUND ASSETS)           TRUST SHARES

                                                     Management Fee(3)                         0.74%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.36%
                                                     ---------------------------------------------------

                                                     Total Fund Operating Expenses(3)          1.10%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, other expenses are expected to be limited to 0.32%. Total expenses after fee waivers and expense reimbursements are expected to be 0.92%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the Large
   Company Value Fund (formerly
   Growth and Income Stock Fund),
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                           LARGE COMPANY         1       3       5       10
                                                            VALUE FUND          YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $112   $350    $606    $1,340


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund's investment objectives are to seek long-term
                                          capital growth and to produce current income.

    PRINCIPAL                             To pursue these goals, the Fund invests in a broadly
    INVESTMENT STRATEGIES                 diversified portfolio of equity and debt securities
                                          consisting primarily of common stocks and bonds.
                                          The Fund normally invests between 40-75% of its total assets in equity securities and at least 25% of its total assets in fixed-income senior securities. The portion of the Fund's
                                          assets invested in equity and debt securities will vary
                                          depending upon economic conditions, the general level of
                                          stock prices, interest rates and other factors, including
                                          the risks associated with each investment. The Fund's equity investments consist primarily of common stocks of companies that the Adviser believes are likely to demonstrate superior earnings growth relative to their peers, and which are
                                          selling at attractive valuations. As a result, the Fund will invest in a blend of growth stocks and value stocks. Other equity investments include convertible securities and ADRs.
                                          The Fund's fixed-income investments consist primarily of
                                          "investment-grade" bonds, notes, debentures (bonds, notes
                                          and debentures rated at the time of purchase in one of the four highest rating categories by a nationally recognized
                                          statistical rating organizations (an "NRSRO")) or are
                                          determined by the Adviser to be of comparable quality and
                                          money market instruments. The average dollar-weighted
                                          maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.
                                          In managing the equity portion of the Fund, the Adviser
                                          examines a variety of quantitative and qualitative factors in formulating individual stock purchase and sale decisions.
                                          The Adviser selects investments that it believes are
                                          reasonably priced relative to their growth potential.
                                          In managing the fixed income portion of the Fund's
                                          portfolio, the Adviser uses a "top down" investment
                                          management approach focusing on a security's maturity. The
                                          Adviser sets, and continually adjusts, a target for the
                                          interest rate sensitivity of the Fund based upon
                                          expectations about interest rates and other economic
                                          factors. The Adviser then selects individual securities
                                          whose maturities fit this target and which are deemed to be the best relative values.
                                          The Fund may also invest in certain other equity and debt
                                          securities in addition to those described above. For a more complete description of the various securities in which the
                                          Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 71 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the types of
                                          securities on which the equity portion of this Fund focuses will underperform other kinds of investments or the overall market.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND



                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Generally, an increase in the average
                                          maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.
                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher -- yielding bonds before their stated
                                          maturity date. As a result, investors receive their
                                          principal back and are typically forced to reinvest it in
                                          bonds that pay lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 71.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR THE TRUST SHARES(1)

1994                                                                             -1.61
95                                                                               25.03
96                                                                               11.84
97                                                                               21.18
98                                                                                14.7
99                                                                               -1.52
2000                                                                              0.78

                                      The performance information shown above is based on a calendar year.

                                              Best
                                           quarter:    10.95%           12/31/98


                                              Worst
                                           quarter:    -6.08%            9/30/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended


                                                    December 31, 2000)(1)

The chart and table on this page show
   how the Balanced Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   seven years to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks,
   and the Lehman Brothers
   Intermediate Government Bond
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (7/01/93)
    BALANCED FUND                                                          0.78%        9.06%          9.42%
   S&P 500(R) INDEX                                                       -9.10%       18.33%          17.70%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND INDEX                     10.47%        6.19%          6.04%


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES                    BALANCED FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)         SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None
                                                     ---------------------------------------------
                                                     Maximum Deferred Sales Charge (load)    None
                                                     ---------------------------------------------
                                                     Redemption Fee(2)                         0%
                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)           SHARES

                                                     Management Fee(3)                      0.74%
                                                     ---------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                            0.00%
                                                     ---------------------------------------------

                                                     Other Expenses(3)                      0.41%
                                                     ---------------------------------------------

                                                     Total Fund Operating Expenses(3)       1.15%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, other expenses are expected to be limited to 0.37%. Total expenses after fee waivers and expense reimbursements are expected to be 0.97%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the Balanced
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                                                 1       3       5       10
                                                           BALANCED FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $117   $365    $633    $1,398



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of large capitalization growth
                                          companies.

    PRINCIPAL                             To pursue this goal, the Fund invests primarily in common
    INVESTMENT STRATEGIES                 stocks of large capitalization companies that the portfolio manager believes have attractive potential for growth. Large capitalization companies are those companies whose market
                                          capitalization exceeds the mean capitalization of the
                                          companies in the S&P(R) 500 Index.
                                          In managing the Fund's portfolio, the manager uses a variety of economic projections, quantitative techniques, and
                                          earnings projections in formulating individual stock
                                          purchase and sale decisions. In choosing individual stocks, the portfolio manager uses a quantitative process to
                                          identify companies with a history of above average growth or companies that are expected to enter periods of above
                                          average growth. Some of the criteria that the manager uses to select these companies are return on equity, price and
                                          earnings momentum, earnings surprise, the company's
                                          management and the company's position within its industry.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 71 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- large cap growth
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 71.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             25.18
99                                                                               37.02
2000                                                                            -13.27

                                      The performance information shown above is based on a calendar year.

                                              Best
                                            quarter:    29.82%          12/31/99


                                              Worst
                                           quarter:    -13.73%          12/31/00

                                                    AVERAGE ANNUAL TOTAL
                                                    RETURNS
                                                    (for the periods ended
                                                    December 31, 2000)(1)


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/03/97)
   LARGE COMPANY GROWTH FUND                                             -13.27%         11.96%
   S&P 500(R) INDEX                                                       -9.10%         12.24%


(1) Both charts assume reinvestment of dividends and distributions.

The chart and table on this page show
   how the Large Company Growth Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over three years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.

   RISK/RETURN SUMMARY AND FUND EXPENSES        LARGE COMPANY GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None
                                                     Maximum Deferred Sales Charge
                                                     (load)                                  None
                                                     Redemption Fee(2)                         0%

                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES

                                                     Management Fee(3)                      0.74%
                                                     Distribution and Service (12b-1)
                                                     Fee                                    0.00%
                                                     Other Expenses(3)                      0.42%
                                                     Total Fund Operating Expenses(3)       1.16%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.60%. Additionally, other expenses are expected to be limited to 0.39%. Total expenses after fee waivers and expense reimbursements are expected to be 0.99%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the Large
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                     LARGE COMPANY                   1      3      5       10
                                                     GROWTH FUND                  YEAR   YEARS  YEARS   YEARS
                                                     TRUST SHARES                 $118   $368   $638   $1,409



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.
                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.
                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risk on page 71 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited
                                          flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 71.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1995                                                                             45.99
96                                                                               31.19
97                                                                                4.96
98                                                                                3.29
99                                                                               72.65
2000                                                                            -15.06

                                      The performance information shown above is based on a calendar year.

                                              Best
                                            quarter:    47.97%      12/31/99


                                              Worst
                                             quarter:  -20.24%       3/31/97

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page
   shows how the Small Company Growth
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over six years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Russell 2000(R) Index, an
   unmanaged index generally
   representative of domestically
   funded common stocks of small to
   mid-sized companies. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (12/07/94)
    SMALL COMPANY GROWTH FUND                                            -15.06%       15.84%          21.29%
   RUSSELL 2000(R) INDEX                                                  -3.02%       10.31%          13.45%


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee                             1.00%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.41%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses              1.41%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

As an investor in the Small
   Company Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                           SMALL COMPANY         1       3       5       10
                                                            GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $144   $446    $711    $1,691


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation through
                                          investment primarily in equity securities of foreign
                                          issuers.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          non-dollar denominated stocks of foreign issuers located in countries included in the Morgan Stanley Capital
                                          International Europe, Australasia and the Far East ("EAFE")
                                          Index. The Fund may also invest its assets in countries with emerging economies or securities markets. The Fund primarily buys common stock but also can invest in preferred stock and securities convertible into common and preferred stock.
                                          In managing the Fund's portfolio, emphasis is placed on
                                          adding value through stock selection. Factors that the
                                          Adviser considers will include cash flow returns on
                                          investment, forecast P/E ratios, enterprise values and
                                          balance sheet strength. A security's earnings trend and its price momentum will also be factors considered in security selection. The Adviser will examine each company for
                                          financial soundness before deciding to purchase its stock.
                                          The Adviser will also consider issues such as prospectus for relative economic growth among certain foreign countries,
                                          expected levels of inflation, government policies
                                          influencing business conditions and the outlook for currency relationships.
                                          The Fund generally will sell a stock when it reaches a
                                          target price, which is when the Adviser believes it is fully valued or when, in the Adviser's opinion, conditions change such that the risk of continuing to hold the stock is
                                          unacceptable when compared to the growth potential.
                                          In an attempt to reduce portfolio risk, the Adviser will
                                          diversify investments across countries, industry groups and companies with investment at all times in at least three
                                          foreign countries.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 71 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- foreign value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          FOREIGN INVESTMENT RISK: Investing in foreign markets
                                          involves a greater risk than investing in the United States.
                                          Foreign securities may be adversely affected by myriad
                                          factors, including currency fluctuations and social,
                                          economic or political instability.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 71.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             11.36
99                                                                               38.33
2000                                                                             -18.5

                                      The performance information shown above is based on a calendar year.

                                              Best
                                            quarter:    24.79%          12/31/99

                                              Worst
                                           quarter:    -15.89%           9/30/98
                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
   how the International Equity Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over three years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the Morgan Stanley Capital
   International Europe, Australasia
   and Far East ("EAFE") Index, a
   widely recognized, unmanaged index
   generally representative of the
   performance of stock markets in
   those regions. Of course, past
   performance does not indicate how
   the Fund will perform in the
   future.


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                           (1/2/97)
    INTERNATIONAL EQUITY FUND                                            -18.50%         7.67%
   MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                       -14.17%         7.41%


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES        INTERNATIONAL EQUITY FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None
                                                     ------------------------------------------------
                                                     Maximum Deferred Sales Charge
                                                     (load)                                  None
                                                     ------------------------------------------------
                                                     Redemption Fee(2)                         0%
                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES

                                                     Management Fee                         1.00%
                                                     ------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                            0.00%
                                                     ------------------------------------------------

                                                     Other Expenses                         0.51%
                                                     ------------------------------------------------

                                                     Total Fund Operating Expenses          1.51%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


As an investor in the
   International Equity Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                     INTERNATIONAL EQUITY FUND   1       3       5       10
                                                     -------------------------  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $154   $477    $824    $1,802


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL APPRECIATION FUND(*)

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks long-term growth of capital

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily (at least
                                          65% of its assets) in common stocks of U.S. companies with medium to large market capitalizations (in excess of $2
                                          billion) that have an established record of growth and
                                          continue to present significant growth potential. In
                                          selecting investments for the Fund, the Adviser will
                                          consider growth factors such as a company's new products,
                                          changes in management, and business restructurings. The
                                          Adviser will also search for companies that have established records of earnings and sales growth over a period of at
                                          least three years that it believes are poised to meet or
                                          exceed these figures going forward. These companies
                                          generally will have lower amounts of long-term debt
                                          (representing less than 40% of the company's
                                          capitalization); have attractive price/earnings ratios in
                                          relation to a company's 3 to 5-year earnings per share
                                          growth rate; and have stock prices which have outperformed
                                          Standard & Poor's 500(R) Composite Index (S&P 500) over the previous six months. The Adviser will attempt to avoid
                                          overweighting the Fund's position on any specific market
                                          sector (such as technology, consumer staples, etc.) beyond
                                          150% of the weighting that sector has in the S&P 500.
                                          The Adviser may sell a stock if a company fails to meet
                                          earnings or revenue expectations or becomes overvalued
                                          (i.e., high price/earnings ratio relative to its earnings
                                          growth). The Adviser may also sell a stock to change the
                                          Fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its
                                          investment strategy, the Fund may buy and sell securities
                                          frequently. This may result in higher transaction costs and additional capital gains tax liabilities.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 72 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses will underperform other kinds of investments or market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 72.

                                          This section would normally include a bar chart and a table showing how the Capital Appreciation Fund has performed and how its performance has varied from year to year. Because
                                          the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

                                          (*) As of the date of this Prospectus, the Fund had not
                                          commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES        CAPITAL APPRECIATION FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee                             0.74%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.46%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           1.20%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.


                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) Other expenses are based on estimated

                                   amounts for the current fiscal year.

As an investor in the Capital
   Appreciation Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                              CAPITAL            1       3
                                                         APPRECIATION FUND      YEAR   YEARS
                                                     TRUST SHARES               $122   $381


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES            MID CAP VALUE FUND(*)

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income, with a secondary goal of
                                          moderate capital appreciation.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          domestically traded U.S. common stocks of large U.S.
                                          companies whose capitalization is within the range of those companies in the Russell Mid Cap Value Index as well as
                                          American Depository Receipts ("ADRs"). In managing the Fund, the portfolio manager attempts to diversify across different economic sectors selecting those stocks that he believes are undervalued and have a favorable outlook. In choosing
                                          individual stocks the portfolio manager uses a quantitative process to examine the value, growth and momentum
                                          characteristics of a particular issuer. While some stocks
                                          may be purchased primarily for income, most stocks will be purchased for capital appreciation. The portfolio manager
                                          will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. The Fund may also invest in certain other equity securities in addition to those
                                          described above. For a more complete description of the
                                          various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 126 or consult the Statement of Additional Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.
                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- mid cap value
                                          stocks -- will underperform other kinds of investments or
                                          market averages.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 72.
                                          This section would normally include a bar chart and a table showing how the Mid Cap Value Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations prior to the date of this
                                          prospectus, the bar chart and table are not shown.

                                          (*) As of the date of this Prospectus, the Fund had not
                                          commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES               MID CAP VALUE FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee                             0.74%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.54%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           1.28%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) Other expenses are based on estimated

                                   amounts for the current fiscal year.

As an investor in the Mid Cap
   Value Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                                                 1       3
                                                        MID CAP VALUE FUND      YEAR   YEARS
                                                     TRUST SHARES               $130   $406



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          BOND FUNDS

    TAXABLE BOND FUNDS                    The Short-Intermediate U.S. Government Income Fund, the
                                          Intermediate U.S. Government Bond Fund and the Intermediate
                                          Corporate Bond Fund seek current income consistent with the preservation of capital and invest primarily in fixed income securities, such as U.S. government securities, or
                                          corporate, bank and commercial obligations.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value
    TAX-FREE BOND FUNDS                   The North Carolina Intermediate Tax-Free Fund, the South
                                          Carolina Intermediate Tax-Free Fund, the Virginia
                                          Intermediate Tax-Free Fund, and the West Virginia
                                          Intermediate Tax-Free Fund seek tax-exempt income and invest primarily in municipal securities which are exempt from
                                          federal and North Carolina, South Carolina, Virginia, or
                                          West Virginia income taxes, respectively.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - looking to add a monthly income component to your
                                            portfolio
                                          - seeking monthly federal and North Carolina, South
                                          Carolina, Virginia, or West Virginia tax-exempt dividends
                                          - willing to accept the risks of price and dividend
                                            fluctuations
                                          These Funds may not be appropriate if you are:
                                          - investing through a tax-exempt retirement plan
                                          - uncomfortable with an investment that will fluctuate in
                                            value
                                          - investing emergency reserves

   RISK/RETURN SUMMARY AND FUND EXPENSES  SHORT-INTERMEDIATE U.S.
                                          GOVERNMENT INCOME FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration of the Fund will be from
                                          1.5 to 3.5.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities.
                                          For a more complete description of the various securities in which the Fund may invest, please see the Additional
                                          Investment Strategies and Risks on page 72 or consult the
                                          SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay -- higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 72.

   RISK/RETURN SUMMARY AND FUND EXPENSES          SHORT-INTERMEDIATE U.S.
   GOVERNMENT INCOME FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                              6.86
94                                                                               -1.98
95                                                                               12.61
96                                                                                3.05
97                                                                                6.37
98                                                                                7.03
99                                                                                1.42
2000                                                                              8.43

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       4.23%       6/30/95


                                              Worst
                                              quarter:      -1.81%       3/31/94

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
   how the Short-Intermediate U.S.
   Government Income Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   eight years to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Merrill
   Lynch 1-5 Year U.S. Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities between 1 and 5 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (11/30/92)
    SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND                         8.43%        5.23%          5.48%
   MERRILL LYNCH 1-5 YEAR U.S. GOVERNMENT BOND INDEX                       9.00%        6.05%          6.19%



(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES          SHORT-INTERMEDIATE U.S.
   GOVERNMENT INCOME FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.31%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           0.91%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.26%. Total expenses after fee waivers and expense reimbursements are expected to be 0.76%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the
   Short-Intermediate U.S.
   Government Income Fund, you
   will pay the following fees
   and expenses when you buy and
   hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                      SHORT-INTERMEDIATE U.S.    1       3       5       10
                                                      GOVERNMENT INCOME FUND    YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $93    $290    $504    $1,120



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  INTERMEDIATE U.S. GOVERNMENT
                                          BOND FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in
                                          securities issued or guaranteed by the U.S. Government or
                                          its agencies or instrumentalities ("U.S. Government
                                          Securities"), some of which may be subject to repurchase
                                          agreements, or in "high grade" (rated at the time of
                                          purchase in one of the three highest rating categories by an
                                          NRSRO or are determined by the portfolio manager to be of
                                          comparable quality) collateralized mortgage obligations
                                          ("CMOs"). The Fund may also invest in short-term
                                          obligations, commercial bonds and the shares of other
                                          investment companies. The duration range of the Fund will be from 3.5 to 7.0.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on allocation among sectors, interest rate risk, credit risk, and individual
                                          securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 73 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay - higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating the greater its credit risk.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 73.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
   BOND FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             10.19
94                                                                                  -4
95                                                                               18.09
96                                                                                 1.7
97                                                                                8.59
98                                                                                9.58
99                                                                               -2.28
2000                                                                             12.17

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:        6.50%      6/30/95


                                              Worst
                                              quarter:       -3.17%      3/31/94

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
   how the Intermediate U.S.
   Government Bond Fund has performed
   and how its performance has varied
   from year to year. The bar chart
   gives some indication of risk by
   showing changes in the Fund's
   yearly performance over eight
   years to demonstrate that the
   Fund's value varied at different
   times. The table below it compares
   the Fund's performance over time
   to that of the Merrill Lynch 5-10
   Year U.S. Government Bond Index,
   an unmanaged index generally
   representative of the total return
   of government bonds with
   maturities between 5 and 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/9/92)
   INTERMEDIATE U.S. GOVERNMENT BOND FUND                                 12.17%        5.81%          6.35%
   MERRILL LYNCH 5-10 YEAR U.S. GOVERNMENT BOND INDEX                     13.99%        6.53%          7.43%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES     INTERMEDIATE U.S. GOVERNMENT
   BOND FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.33%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           0.93%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Total expenses after fee waivers and expense reimbursements are expected to be 0.83%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the
   Intermediate U.S. Government
   Bond Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                           INTERMEDIATE
                                                          U.S. GOVERNMENT        1       3       5       10
                                                             BOND FUND          YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $95    $296    $515    $1,143


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income consistent with the
                                          preservation of capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a diversified
                                          portfolio of corporate bonds and securities issued or
                                          guaranteed by the U.S. government, its agencies or
                                          instrumentalities. The Fund will investment primarily in
                                          "investment grade" corporate bonds (bonds rated at the time of purchase in one of the four highest rating categories by an NRSRO or are determined by the portfolio manager to be of comparable quality). The Fund may also invest up to 15% of its total assets in bonds rated below investment grade. The duration range of the Fund will be from 3.0 to 7.0.

                                          In managing the portfolio, the manager uses a "top down"
                                          investment management approach focusing on interest rate
                                          risk, allocation among sectors, credit risk, and individual securities selection. The manager sets and continually
                                          adjusts, a target for the interest rate sensitivity of the
                                          Fund's holdings based upon expectations about interest rates and other economic factors. The manager then selects
                                          individual securities consistent with the target by looking for the best relative values within particular sectors.

                                          The Fund may also invest in certain other debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 73 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          PREPAYMENT/CALL RISK: If a significant number of the
                                          mortgages underlying a mortgage-backed bond are refinanced, the bond may be "prepaid." Call risk is the possibility
                                          that, during periods of declining interest rates, a bond
                                          issuer will "call" -- or repay - higher-yielding bonds
                                          before their stated maturity date. In both cases, investors receive their principal back and are typically forced to
                                          reinvest it in bonds that pay lower interest rates. Rapid
                                          changes in prepayment and call rates can cause bond prices and yields to be volatile.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 73.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND

                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)


2000                                                                             10.5

                                      The performance information shown above is based on a calendar year.



                                              Best
                                            quarter:    4.36%           12/31/00


                                              Worst
                                            quarter:    1.15%            6/30/00

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

This chart and table on this page
   show how the Intermediate
   Corporate Bond Fund has performed.
   The table below it compares the
   Fund's performance to that of the
   Lehman Brothers U.S. Credit Index,
   an unmanaged index generally
   representative of all publicly
   issued, fixed-rate,
   non-convertible, investment-grade,
   domestic corporate debt. Of
   course, past performance does not
   indicate how the Fund will perform
   in the future.



                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (12/2/99)
   INTERMEDIATE CORPORATE FUND                                            10.50%         8.92%
   LEHMAN BROTHERS U.S. CREDIT INDEX                                       9.39%         8.36%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES      INTERMEDIATE CORPORATE BOND
   FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.49%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           1.09%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.25%. Accordingly, total expenses after fee waivers and expense reimbursements are expected to be 0.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the
   Intermediate Corporate Bond
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                     INTERMEDIATE CORPORATE      1       3       5       10
                                                     BOND FUND                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $111   $347    $601    $1,329


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and North
                                          Carolina income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of North Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and North Carolina personal income tax.
                                          The Fund invests in North Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8. The Fund will maintain at least 80%
                                          invested in securities exempt from North Carolina personal income taxes.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          73 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by North Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in North Carolina than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 73.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                              7.81
94                                                                               -2.79
95                                                                               10.54
96                                                                                2.71
97                                                                                6.52
98                                                                                5.25
99                                                                               -2.06
2000                                                                              9.43

                                      The performance information shown above is based on a calendar year.

                                              Best
                                            quarter:    3.86%            3/31/95


                                              Worst
                                           quarter:    -3.58%            3/31/94

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
   how the North Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   eight years to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.



                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/16/92)
   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND                               9.43%        4.30%          4.45%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX(2)                     9.08%        5.29%          6.22%
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     7.68%        5.04%          5.57%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the North Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

   RISK/RETURN SUMMARY AND FUND EXPENSES      NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------
                                                     Distribution and Service (12b-1) Fee       0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.36%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           0.96%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.30%. Total expenses after fee waivers and expense reimbursements are expected to be 0.80%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the North
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                          NORTH CAROLINA
                                                           INTERMEDIATE          1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $98    $306    $531    $1,178



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and South
                                          Carolina income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the State of South Carolina and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and South Carolina personal income tax.
                                          The Fund invests in South Carolina municipal securities only if they are "investment grade" (rated at the time of
                                          purchase in one of the four highest rating categories by an
                                          NRSRO, or are determined by the portfolio manager to be of comparable quality). The Fund will maintain an average
                                          duration of 3.5 to 8. The Fund will maintain at least 80%
                                          invested in securities exempt from South Carolina personal income taxes.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          73 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by South Carolina and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in South Carolina than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 73.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                              5.46
99                                                                               -2.62
2000                                                                              9.51

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       3.27%      12/31/00


                                              Worst
                                              quarter:      -2.40%       6/30/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
   how the South Carolina
   Intermediate Tax-Free Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   three years to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the Lehman
   Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.



                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/20/97)
    SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND                              9.51%         4.65%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX(2)                     9.08%         5.25%
   LEHMAN BROTHERS 5-YEAR GENERAL OBLIGATIONS INDEX(2)                     7.68%         4.84%


(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.


(2) The Lehman Brothers 5-Year General Obligations Index is an unmanaged index representative of the performance of tax-exempt municipal securities with an average maturity of five years. The benchmark index for the South Carolina Intermediate Tax-Free Fund has changed from the Lehman Brothers 5-Year General Obligations Index to the Lehman Brothers 7-Year General Obligations Index in order to better represent the investment policies for comparison purposes.

   RISK/RETURN SUMMARY AND FUND EXPENSES      SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.62%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           1.22%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.25%. Total expenses after fee waivers and expense reimbursements are expected to be 0.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the South
   Carolina Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                          SOUTH CAROLINA
                                                           INTERMEDIATE          1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $124   $387    $670    $1,477



Use the table at right to compare
   fees and expenses with those
   of other funds. It Illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and
                                          Virginia income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of the Commonwealth of Virginia and its political subdivisions that provide income exempt from both Federal
                                          personal income tax and Virginia personal income tax. The
                                          Fund invests in Virginia municipal securities only if they are "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8. The Fund will maintain at least 80% invested in
                                          securities exempt from Virginia personal income taxes.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          73 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in Virginia than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 73.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

2000                                                                             9.88

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       3.87%      12/31/00


                                              Worst
                                              quarter:      -0.42%      12/31/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)

The chart and table on this page show
   how the Virginia Intermediate
   Tax-Free Fund has performed. The
   bar chart gives some indication of
   risk by showing the Fund's
   performance over one year. The
   table below it compares the Fund's
   performance over time to that of
   the Lehman Brothers 7-Year General
   Obligations Index, an unmanaged
   index generally representative of
   the performance of tax-exempt
   municipal securities with an
   average maturity of seven years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.



                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (5/17/99)
   VIRGINIA INTERMEDIATE TAX-FREE FUND                                     9.88%         4.55%
   LEHMAN BROTHERS 7-YEAR GENERAL OBLIGATIONS INDEX                        9.08%         5.14%



(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-228-1872.

   RISK/RETURN SUMMARY AND FUND EXPENSES   VIRGINIA INTERMEDIATE TAX-FREE
   FUND


                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.60%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.30%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3)           0.90%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.50%. Additionally, other expenses are expected to be limited to 0.28%. Total expenses after fee waivers and expense reimbursements are expected to be 0.78%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the Virginia
   Intermediate Tax-Free Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                       VIRGINIA INTERMEDIATE     1       3       5       10
                                                           TAX-FREE FUND        YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $92    $287    $498    $1,108


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND(*)


                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income exempt from federal and West
                                          Virginia income taxes consistent with preservation of
                                          capital.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in municipal securities of West Virginia and its political subdivisions that provide income exempt from both federal personal income tax and West Virginia personal income tax. The Fund invests in West Virginia municipal securities only if they are
                                          "investment grade" (rated at the time of purchase in one of the four highest rating categories by an NRSRO, or are
                                          determined by the portfolio manager to be of comparable
                                          quality). The Fund will maintain an average duration of 3.5 to 8. The Fund will maintain at least 80% invested in
                                          securities exempt from West Virginia personal income tax.

                                          In managing the Fund's portfolio, the manager uses a "top
                                          down" investment management approach focusing on interest
                                          rates and credit quality. The manager sets, and continually adjusts, a target for the interest rate sensitivity of the
                                          Fund's portfolio based on expectations about interest rate movements. The manager then selects securities consistent
                                          with this target based on their individual characteristics.

                                          The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers. The Fund may also invest in certain other debt securities in addition to those described above. For a more complete description of
                                          the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page
                                          74 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates. Interest rate risk is generally high for
                                          longer-term bonds and low for shorter-term bonds.

                                          STATE SPECIFIC RISK: By concentrating its investments in
                                          securities issued by West Virginia and its political
                                          subdivisions, the Fund may be more vulnerable to unfavorable developments in West Virginia than funds that are more
                                          geographically diversified.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities, such as bonds. The lower a security's rating,
                                          the greater its credit risk.

                                          NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a
                                          particular issuer compared with other funds. Accordingly,
                                          the Fund's portfolio may be more sensitive to changes in the market value of a single issuer or industry.

                                          CALL RISK: Call risk is the possibility that, during periods of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity date. As a result, investors receive their principal back
                                          and are typically forced to reinvest it in bonds that pay
                                          lower interest rates. Rapid changes in call rates can cause bond prices and yields to be volatile.

                                          ESTIMATED MATURITY RISK: The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later
                                          than expected. This may happen when there is a rise in
                                          interest rates. These events may lengthen the duration (i.e.
                                          interest rate sensitivity) and potentially reduce the value of these securities.

                                          INCOME RISK: The possibility that the Fund's income will
                                          decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for
                                          longer-term bonds.

                                          If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 74.

                                          This section would normally include a bar chart and a table showing how the West Virginia Intermediate Tax-Free Fund has performed and how its performance has varied from year to
                                          year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

                                          (*) As of the date of this Prospectus, the Fund had not
                                          commenced operations.

   RISK/RETURN SUMMARY AND FUND EXPENSES       WEST VIRGINIA INTERMEDIATE
   TAX-FREE FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee                            0.45%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.35%
                                                     ---------------------------------------------------

                                                     Total Fund Operating Expenses(3)          0.80%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.

                                   (3) Other expenses are based on estimated

                                   amounts for the current fiscal year.

As an investor in the West
   Virginia Intermediate Tax-Free
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                           WEST VIRGINIA
                                                           INTERMEDIATE          1       3
                                                           TAX-FREE FUND        YEAR   YEARS
                                                     TRUST SHARES               $82    $255



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW

                          MONEY MARKET FUNDS

                                          These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt
                                          securities. The Funds seek to maintain a stable price of
                                          $1.00 per share.

    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking preservation of capital
                                          - investing short-term reserves
                                          - willing to accept lower potential returns in exchange for a higher degree of safety
                                          - in the case of the Tax-Free Money Market Fund, seeking
                                          federal tax- exempt income
                                          These Funds may not be appropriate if you are:
                                          - seeking high total return
                                          - pursuing a long-term goal or investing for retirement

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks to provide as high a level of current
                                          interest income as is consistent with maintaining liquidity and stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests only in U.S.
                                          dollar-denominated, "high-quality" short-term debt
                                          securities, including the following:
                                          - Obligations issued or supported by the credit of U.S. or foreign banks or savings institutions with total assets in excess of $1 billion (including obligations of foreign
                                            branches of such banks);
                                          - "High quality" commercial paper and other obligations
                                          issued or guaranteed by U.S. and foreign corporations and
                                            other issuers;
                                          - Asset-backed securities;
                                          - Securities issued or guaranteed as to principal and
                                          interest by the U.S. Government or by its agencies or
                                            instrumentalities and related custodial receipts;
                                          - Securities issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities;
                                          - Guaranteed investment contracts issued by highly-rated
                                            U.S. insurance companies;
                                          - Securities issued or guaranteed by state or local
                                            government bodies; and
                                          - Repurchase agreements relating to the above instruments.
                                          "High-quality" debt securities are those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from at least two NRSROs (for example,
                                          commercial paper rated "A-1" or "A-2" by Standard & Poor's
                                          Corporation and "P-1" or "P-2" by Moody's Investors Service,
                                          Inc.); or (ii) are single rated and have received one of the two highest short-term ratings by an NRSRO; or (iii) if
                                          unrated, are determined by the Sub-Adviser to be of
                                          comparable quality.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first considers safety of principal and the quality of an investment. The manager then focuses on generating a high-level of income. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 74 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:
                                          INTEREST RATE RISK: The possibility that the value of the
                                          Fund's investments will decline due to an increase in
                                          interest rates or that the Fund's yield will decrease due to a decrease in interest rates. Interest rate risk is
                                          generally high for longer-term debt securities and low for shorter-term debt securities.
                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.
                                          For more information about this risk, please see the
                                          Additional Investment Strategies and Risks on page 74.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             5.14
99                                                                               4.75
2000                                                                                6

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       1.56%      12/31/00


                                              Worst
                                              quarter:       1.11%       6/30/99

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
   how the Prime Money Market Fund
   has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over three years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/1/97)
   PRIME MONEY MARKET FUND                                                 6.00%         5.30%


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 5.62%. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.47% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES          PRIME MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee(3)                         0.40%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.40%
                                                     ---------------------------------------------------

                                                     Total Fund Operating Expenses(3)          0.80%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, other expenses are expected to be limited to 0.33%. Total expenses after fee waivers and expense reimbursements are expected to be 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the Prime Money
   Market Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                        PRIME MONEY MARKET       1       3       5      10
                                                               FUND             YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $82    $255    $444    $990


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks current income with liquidity and stability of principal by investing exclusively in short-term United
                                          States dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to
                                          repurchase agreements.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests exclusively in
                                          short-term U.S. dollar-denominated obligations issued by the
                                          U.S. Treasury ("U.S. Treasury Securities"), and repurchase agreements collateralized by U.S. Treasury Securities.
                                          Obligations purchased by the Fund are limited to U.S.
                                          dollar-denominated obligations which the Board of Trustees has determined present minimal credit risks.
                                          In managing the Fund, the portfolio manager focuses on
                                          generating a high-level of income. The manager generally
                                          evaluates investments based on interest rate sensitivity
                                          selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the manager
                                          believes to be the best relative values. Generally, the
                                          portfolio manager buys and holds securities until their
                                          maturity.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.
                                          For a more complete description of the securities in which the Fund may invest, please see the Additional Investment
                                          Strategies and Risks on page 74 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risk:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.
                                          For more information about this risk, please see the
                                          Additional Investment Strategies and Risks on page 74.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1993                                                                             2.71
94                                                                               3.49
95                                                                                5.2
96                                                                               4.65
97                                                                               4.79
98                                                                               4.85
99                                                                               4.41
2000                                                                             5.66

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      1.48%       12/31/00


                                              Worst
                                              quarter:      0.62%        3/31/94

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page show
   how the U.S. Treasury Money Market
   Fund has performed and how its
   performance has varied from year
   to year. The bar chart gives some
   indication of risk by showing
   changes in the Fund's yearly
   performance over eight years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it shows the Fund's
   performance over time. Of course,
   past performance does not indicate
   how the Fund will perform in the
   future.


                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (10/5/92)
   U.S. TREASURY MONEY MARKET FUND                                         5.66%        4.87%          4.42%


(1) Both charts assume reinvestment of dividends and distributions.


As of December 31, 2000, the Fund's 7-day yield for Trust Shares was 6.19%. Without fee waivers and expense reimbursements, the Fund's yield would have been 6.09% for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

   RISK/RETURN SUMMARY AND FUND EXPENSES  U.S. TREASURY MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee(3)                         0.40%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses                            0.33%
                                                     ---------------------------------------------------

                                                     Total Fund Operating Expenses(3)          0.73%


                                   (1) Participating banks or other financial institutions may charge their customer's account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Total expenses after fee waivers and expense reimbursements are expected to be 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.


As an investor in the U.S.
   Treasury Money Market Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                        U.S. TREASURY MONEY      1       3       5      10
                                                            MARKET FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $75    $233    $406    $906



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       TAX-FREE MONEY MARKET FUND

                          RISK/RETURN SUMMARY


    INVESTMENT OBJECTIVE                  The Fund seeks as high a level of current interest income
                                          exempt from federal income tax as is consistent with
                                          stability of principal.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests in a broad range of
                                          short-term tax-exempt obligations issued by or on behalf of states, territories, and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions and tax-exempt derivative securities such as tender option
                                          bonds, participations, beneficial interests in trusts and
                                          partnership interests (collectively, "Municipal
                                          Securities").
                                          Although the Fund intends to invest its assets in tax-exempt obligations, the Fund is permitted to invest in private
                                          activity bonds and other securities which may be subject to the federal alternative minimum tax.
                                          When selecting securities for the Fund's portfolio, the
                                          manager first focuses on generating a high-level of income.
                                          The manager also considers safety of principal and the
                                          quality of an investment. The manager generally evaluates
                                          investments based on interest rate sensitivity selecting
                                          those securities whose maturities fit the Fund's interest
                                          rate sensitivity target and which the manager believes to be the best relative values.
                                          The Fund will maintain an average weighted portfolio
                                          maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less. The Fund may also invest in certain other short-term debt securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 74 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INTEREST RATE RISK: The possibility that the Fund's yield
                                          will decrease due to a decrease in interest rates or that
                                          the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term debt securities and low for
                                          shorter-term debt securities.

                                          CREDIT RISK: The possibility that an issuer cannot make
                                          timely interest and principal payments on its debt
                                          securities such as bonds. The lower a security's rating, the greater its credit risk.

                                          TAX RISK. The risk that the issuer of the securities will
                                          fail to comply with certain requirements of the Internal
                                          Revenue Code, which would cause adverse tax consequences.
                                          For more information about these risks, please see the
                                          Additional Investment Strategies and Risks on page 74.
                                          AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OR AN OBLIGATION
                                          OF BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK, AND IT IS NOT INSURED OR GUARANTEED
                                          BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER
                                          GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE
                                          VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO
                                          LOSE MONEY BY INVESTING IN THE FUND.
                                          This section would normally include a bar chart and a table showing how the Tax-Free Money Market Fund has performed and how its performance has varied from year to year. Because
                                          the Fund had not commenced operations as of the date of this
                                          Prospectus, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       TAX-FREE MONEY MARKET FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES          TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)           SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                  None
                                                     ---------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)       None
                                                     ---------------------------------------------------
                                                     Redemption Fee(2)                            0%
                                                     ANNUAL FUND OPERATING EXPENSES            TRUST
                                                     (FEES PAID FROM FUND ASSETS)             SHARES
                                                     Management Fee(3)                         0.40%
                                                     ---------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                               0.00%
                                                     ---------------------------------------------------

                                                     Other Expenses(3)                         0.45%
                                                     ---------------------------------------------------

                                                     Total Fund Operating Expenses(3)          0.85%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to 0.30%. Additionally, we expect other expenses to be limited to 0.33%. Accordingly, we expect total expenses after fee waivers and expense reimbursements to be 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



As an investor in the Tax-Free
   Money Market Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                             TAX-FREE            1       3
                                                         MONEY MARKET FUND      YEAR   YEARS
                                                     TRUST SHARES               $87    $271


Use the table at right to compare
   fees and expenses with those
   of other funds. it illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW


                          FUND OF FUNDS

                                          These Funds invest substantially all of their assets in
                                          Trust shares of the BB&T Funds described earlier in this
                                          prospectus.
    WHO MAY WANT TO INVEST                Consider investing in these Funds if you are:
                                          - seeking to spread your investment among many different
                                          mutual funds that match your goals in one simple package
                                          - seeking investment professionals to select and maintain a portfolio of mutual funds for you
                                          - seeking the benefits of asset allocation and multiple
                                          levels of risk reducing diversification
                                          This Fund may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 25% to 55% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 45% to
                                          75% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 20% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                   INVESTMENT RANGE
                                                         UNDERLYING FUND                      (PERCENTAGE OF FUND ASSETS)
                                                         ---------------                      ---------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                    0%-55      %
                                       Balanced Fund                                               0%-30      %
                                       Small Company Growth Fund                                   0%-30      %
                                       International Equity Fund                                   0%-30      %
                                       Large Company Growth Fund                                   0%-55      %
                                       Capital Appreciation Fund                                   0%-30      %
                                       Mid Cap Value Fund                                          0%-30      %

                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund              0%-75      %
                                       Intermediate U.S. Government Bond Fund                      0%-75      %
                                       Intermediate Corporate Bond Fund                            0%-75      %

                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                             0%-20      %
                                       Prime Money Market Fund                                     0%-20      %



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 74 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND


                                          FIXED INCOME FUNDS: The Fund invests in Underlying Funds
                                          that invest primarily in fixed income securities, which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility that the
                                          issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the security will have its credit rating downgraded.

                                          EQUITY FUNDS: The Fund also invests in Underlying Funds that invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 74.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             11.07
99                                                                                6.28
2000                                                                              3.41

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:       7.76%      12/31/98


                                              Worst
                                              quarter:      -2.22%       9/30/98

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page
   shows how the Capital Manager
   Conservative Growth Fund has
   performed and how its performance
   has varied from year to year. The
   bar chart gives some indication of
   risk by showing changes in the
   Fund's yearly performance over
   three years to demonstrate that
   the Fund's value varied at
   different times. The table below
   it compares the Fund's performance
   over time to that of the S&P
   500(R) Index, a widely recognized,
   unmanaged index of common stocks,
   and the Lehman Brothers
   Intermediate Government Bond
   Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/2/97)
    CAPITAL MANAGER CONSERVATIVE GROWTH FUND                               3.41%         6.61%
   S&P 500(R) INDEX                                                       -9.10%         12.24%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      10.47%         6.60%


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES     CAPITAL MANAGER CONSERVATIVE
   GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None
                                                     Maximum Deferred Sales Charge
                                                     (load)                                  None
                                                     Redemption Fee(2)                         0%

                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES

                                                     Management Fee(3)                      0.25%
                                                     Distribution and Service (12b-1)
                                                     Fee                                    0.00%
                                                     Other Expenses                         0.35%
                                                     Total Fund Operating Expenses(3,4)     0.60%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Total expenses after fee waivers and expense reimbursements are expected to be 0.40%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.69% before fee waivers and expense reimbursement arrangements and 1.35% after fee waivers and expense reimbursement arrangements.

As an investor in the Capital
   Manager Conservative Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are


                                               EXPENSE EXAMPLE



                                                     CAPITAL MANAGER
                                                     CONSERVATIVE                   1       3       5      10
                                                     GROWTH FUND                  YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $61    $192    $335    $790



   reflected in the share price.


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation and secondarily income by investing primarily in a group of diversified BB&T Funds which invest primarily in equity and fixed income
                                          securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest 45% to 75% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 25% to
                                          55% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 15% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                 INVESTMENT RANGE
                                                        UNDERLYING FUND                     (PERCENTAGE OF FUND ASSETS)
                                                        ---------------                     ---------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-75%
                                       Balanced Fund                                                  0%-50%
                                       Small Company Growth Fund                                      0%-50%
                                       International Equity Fund                                      0%-50%
                                       Large Company Growth Fund                                      0%-75%
                                       Capital Appreciation Fund                                      0%-50%
                                       Mid Cap Value Fund                                             0%-50%
                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                 0%-55%
                                       Intermediate U.S. Government Bond Fund                         0%-55%
                                       Intermediate Corporate Bond Fund                               0%-55%
                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                0%-15%
                                       Prime Money Market Fund                                        0%-15%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.
                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND

                                             PERFORMANCE BAR CHART AND TABLE
                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             12.48
99                                                                               10.61
2000                                                                              0.28

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      11.74%      12/31/98


                                              Worst
                                              quarter:      -5.47%       9/30/98

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page
   shows how the Capital Manager
   Moderate Growth Fund has performed
   and how its performance has varied
   from year to year. The bar chart
   gives some indication or risk by
   showing changes in the Fund's
   yearly performance over three
   years to demonstrate that the
   Fund's value varied at different
   times. The table below it compares
   the Fund's performance over time
   to that of the S&P 500(R) Index, a
   widely recognized, unmanaged index
   of common stocks, and the Lehman
   Brothers Intermediate Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/2/97)
   CAPITAL MANAGER MODERATE GROWTH FUND                                    0.28%         7.06%
   S&P 500(R) INDEX                                                       -9.10%         12.24%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      10.47%         6.60%
--------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES  CAPITAL MANAGER MODERATE GROWTH
   FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES       TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)        SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                               None
                                                     Maximum Deferred Sales Charge
                                                     (load)                                  None
                                                     Redemption Fee(2)                         0%

                                                     ANNUAL FUND OPERATING EXPENSES         TRUST
                                                     (FEES PAID FROM FUND ASSETS)          SHARES

                                                     Management Fee(3)                      0.25%
                                                     Distribution and Service (12b-1)
                                                     Fee                                    0.00%
                                                     Other Expenses                         0.44%
                                                     Total Fund Operating Expenses(3,4)     0.69%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Total expenses after fee waivers and expense reimbursements are expected to be 0.49%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.83% before fee waivers and expense reimbursement arrangements and 1.51% after fee waivers and expense reimbursement arrangements.


As an investor in the Capital
   Manager Moderate Growth Fund,
   you will pay the following
   fees and expenses when you buy
   and hold shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                     CAPITAL MANAGER                1       3       5      10
                                                     MODERATE GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                 $70    $221    $384    $859



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:


  - $10,000 investment

  - 5% annual return

  - redemption at the end of each
    period

  - no changes in the Fund's
    operating expenses

Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.

                                          The Fund will invest 60% to 90% of its total assets in
                                          Underlying Funds which invest primarily in equity securities including the equity portion of the Balanced Fund, 10% to
                                          40% of its total assets in Underlying Funds which invest
                                          primarily in fixed income securities including the fixed
                                          income portion of the Balanced Fund and up to 10% of its
                                          total assets in Underlying Funds which are money market
                                          funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                 INVESTMENT RANGE
                                                         UNDERLYING FUND                    (PERCENTAGE OF FUND ASSETS)
                                                         ---------------                    ---------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-90%
                                       Balanced Fund                                                  0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       Large Company Growth Fund                                      0%-90%
                                       Capital Appreciation Fund                                      0%-65%
                                       Mid Cap Value Fund                                             0%-65%
                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                 0%-40%
                                       Intermediate U.S. Government Bond Fund                         0%-40%
                                       Intermediate Corporate Bond Fund                               0%-40%
                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                0%-10%
                                       Prime Money Market Fund                                        0%-10%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND


                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND




                                             PERFORMANCE BAR CHART AND TABLE

                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARES(1)

1998                                                                             13.43
99                                                                               14.14
2000                                                                             -1.66

                                      The performance information shown above is based on a calendar year.

                                              Best
                                              quarter:      14.77%      12/31/98


                                              Worst
                                              quarter:      -7.87%       9/30/98

                                                    AVERAGE ANNUAL TOTAL RETURNS
                                                    (for the periods ended

                                                    December 31, 2000)(1)
The chart and table on this page
   shows how the Capital Manager
   Growth Fund has performed and how
   its performance has varied from
   year to year. The bar chart gives
   some indication of risk by showing
   changes in the Fund's yearly
   performance over three years to
   demonstrate that the Fund's value
   varied at different times. The
   table below it compares the Fund's
   performance over time to that of
   the S&P 500(R) Index, a widely
   recognized, unmanaged index of
   common stocks, and the Lehman
   Brothers Intermediate Government
   Bond Index, an unmanaged index
   representative of the total return
   of government bonds with
   maturities of less than 10 years.
   Of course, past performance does
   not indicate how the Fund will
   perform in the future.


                                                                          1 YEAR       SINCE INCEPTION
 TRUST SHARES                                                                          (10/2/97)
   CAPITAL MANAGER GROWTH FUND                                            -1.66%         7.54%
   S&P 500(R) INDEX                                                       -9.10%         12.24%
   LEHMAN BROTHERS INTERMEDIATE GOVERNMENT BOND FUND                      10.47%         6.60%
--------------------------------------------------------------------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES      CAPITAL MANAGER GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES
                                                     Management Fee(3)                          0.25%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses                             0.40%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3,4)         0.65%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.05%. Total expenses after fee waivers and expense reimbursements are expected to be 0.45%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.83% before fees waivers and expense reimbursement arrangements and 1.52% after fee waivers and expense reimbursement arrangements.


As an investor in the Capital
   Manager Growth Fund, you will
   pay the following fees and
   expenses when you buy and hold
   shares. Shareholder
   transaction fees are paid from
   your account. Annual Fund
   operating expenses are paid
   out of Fund assets, and are
   reflected in the share price.


                                               EXPENSE EXAMPLE


                                                          CAPITAL MANAGER        1       3       5      10
                                                            GROWTH FUND         YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES               $66    $208    $362    $810


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 Investment
  - 5% Annual Return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
   GROWTH FUND

                          RISK/RETURN SUMMARY

    INVESTMENT OBJECTIVE                  The Fund seeks capital appreciation by investing primarily in a group of diversified BB&T Funds which invest primarily in equity securities.
    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund allocates its assets among the
                                          Underlying Funds (listed below) within predetermined
                                          strategy ranges set forth below. The portfolio manager will make allocation decisions according to his outlook for the economy, financial markets and relative market valuation of the Underlying Funds.
                                          The Fund will invest up to 100% of its total assets in
                                          Underlying Funds which invest primarily in equity securities and up to 10% of its total assets in Underlying Funds which invest primarily in fixed income securities including the
                                          fixed income portion of the Balanced Fund and money market funds. The Fund will invest its assets in the following
                                          Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:


                                                                                                 INVESTMENT RANGE
                                                        UNDERLYING FUND                     (PERCENTAGE OF FUND ASSETS)
                                                        ---------------                     ---------------------------
                                       STOCK FUNDS
                                       Large Company Value Fund                                       0%-90%
                                       Balanced Fund                                                  0%-65%
                                       Small Company Growth Fund                                      0%-65%
                                       International Equity Fund                                      0%-65%
                                       Large Company Growth Fund                                      0%-90%
                                       Capital Appreciation Fund                                      0%-65%
                                       Mid Cap Value Fund                                             0%-65%
                                       BOND FUNDS
                                       Short-Intermediate U.S. Government Income Fund                 0%-40%
                                       Intermediate U.S. Government Bond Fund                         0%-40%
                                       Intermediate Corporate Bond Fund                               0%-40%
                                       MONEY MARKET FUNDS
                                       U.S. Treasury Money Market Fund                                0%-10%
                                       Prime Money Market Fund                                        0%-10%



                                          The Underlying Funds are described earlier in this
                                          Prospectus.
                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on page 75 or consult the SAI.

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:
                                          INVESTING IN MUTUAL FUNDS: The Fund's investments are
                                          concentrated in the Underlying Funds, so the Fund's
                                          investment performance is directly related to the
                                          performance of those Underlying Funds. Before investing in the Fund, investors should assess the risks associated with the Underlying Funds in which the Fund invests and the types of investments made by those Underlying Funds. In addition, since the Fund must allocate its investments among the
                                          Underlying Funds, the Fund does not have the same
                                          flexibility to invest as a mutual fund without these
                                          constraints. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in
                                          the share prices of the Underlying Fund's holdings.
                                          EQUITY FUNDS: The Fund invests in Underlying Funds that
                                          invest primarily in equity securities, which are subject to market risk. Stocks and other equity securities fluctuate in price, often based on factors unrelated to the issuers'
                                          value, and such fluctuations can be pronounced. Equity Funds may also be subject to investment style risk which is the
                                          risk that the particular market segment on which a Fund
                                          focuses will underperform other kinds of investments.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
   GROWTH FUND


                                          FIXED INCOME FUNDS: The Fund also invests in Underlying
                                          Funds that invest primarily in fixed income securities,
                                          which are subject to interest rate and credit risk. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. Credit risk is the possibility
                                          that the issuer of a fixed-income security will fail to make timely payments of interest or principal, or that the
                                          security will have its credit rating downgraded.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 75.

                                          This section would normally include a bar chart and a table showing how the Capital Manager Aggressive Growth Fund has performed and how its performance has varied from year to
                                          year. Because the Fund had not commenced operations prior to the date of this prospectus, the bar chart and table are not shown.

   RISK/RETURN SUMMARY AND FUND EXPENSES       CAPITAL MANAGER AGGRESSIVE
   GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES           TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)            SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                   None
                                                     -----------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)        None
                                                     -----------------------------------------------------
                                                     Redemption Fee(2)                             0%
                                                     ANNUAL FUND OPERATING EXPENSES             TRUST
                                                     (FEES PAID FROM FUND ASSETS)              SHARES

                                                     Management Fee(3)                          0.25%
                                                     -----------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                0.00%
                                                     -----------------------------------------------------

                                                     Other Expenses(3)                          0.47%
                                                     -----------------------------------------------------

                                                     Total Fund Operating Expenses(3, 4)        0.72%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


                                   (3) Other expenses are based on estimated amounts for the current fiscal year. Management fees paid by the Fund are expected to be limited to 0.05%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.



                                   (4) In addition to the expenses shown above, if you buy and hold shares of the Fund you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the average weighted expense ratio is expected to be 1.83% before fees waivers and expense reimbursement arrangements and 1.52% after fee waivers and expense reimbursement arrangements.


As an investor in the Capital
   Manager Aggressive Growth
   Fund, you will pay the
   following fees and expenses
   when you buy and hold shares.
   Shareholder transaction fees
   are paid from your account.
   Annual Fund operating expenses
   are paid out of Fund assets,
   and are reflected in the share
   price.


                                               EXPENSE EXAMPLE


                                                          CAPITAL MANAGER        1        3
                                                      AGGRESSIVE GROWTH FUND    YEAR    YEARS
                                                     TRUST SHARES               $74     $230



Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:

  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   STOCK FUNDS
   LARGE COMPANY VALUE FUND. Under normal market conditions, the Fund will invest at least 65% of its total assets in companies whose capitalization is within the range of those companies in the Russell 1000(R) Value Index. These stocks, which may include common stock, preferred stock, warrants, or debt instruments that are convertible to common stock. Equity securities purchased by the Large Company Value Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system.

   BALANCED FUND. The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible securities.

   As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income senior securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund may also invest in collateralized mortgage obligations ("CMOs").

   The Fund may only invest in bonds, notes and debentures that are investment grade, which are those securities rated in one of the four highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or if not rated, found by the Adviser under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the fourth highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

   The Fund may invest in short-term obligations in order to acquire interest income combined with liquidity. For temporary defensive purposes, these investments may constitute 100% of the Fund's portfolio.

   LARGE COMPANY GROWTH FUND. As a matter of fundamental policy, at least 65% of the Fund's total assets will be invested in companies whose market capitalization exceeds the mean capitalization of the companies in the S&P(R) 500 Index.

   SMALL COMPANY GROWTH FUND. At least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase.

   INTERNATIONAL EQUITY FUND. The Fund normally invests at least 65% of its total assets in the equity securities of foreign issuers and normally invests at least 80% of its total assets in equity securities. The Fund invests primarily in equity securities of issuers located in countries included in the Morgan Stanley Capital International Europe, Australasia and the Far East ("EAFE") Index. The EAFE Index is an index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom are currently included in the EAFE Index.

   From time to time the Fund may invest more than 25% of its total assets in the securities of issuers located in countries such as France, Germany, Japan, and the United Kingdom.

   The Fund may invest in both sponsored and unsponsored ADRs, European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar global instruments.

   The Fund may also invest its assets in equity securities of issuers located in countries with emerging economies or securities markets. The Fund intends to limit its investment in such countries to 20% of its total assets. The Fund may (but is not required to) use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   CAPITAL APPRECIATION FUND. The Capital Appreciation Fund will, under normal market conditions, invest at least 65% of its total assets in common stocks, warrants to purchase common stocks, debt securities convertible to common stocks, preferred stocks convertible to common stocks and interests in investment trusts, such as Diamonds and SPDRs (together, "Equity Securities") of U.S. and foreign issuers. Equity Securities of foreign issuers may include ADRs. Any assets not invested in Equity Securities may be invested in money market instruments. The Adviser will generally select for the Fund securities of large-and medium-sized companies that have exhibited an established record of growth and that, in the Adviser's opinion, will continue to present significant growth potential. Such companies generally have market capitalizations in excess of $2 billion, and annual revenues in excess of $500 million. The Adviser may also seek to increase potential returns by identifying "niche" companies in diverse industries and by identifying demographic, economic, and political trends that will provide future investment opportunities. The Adviser may consider factors such as an issuer's development (or potential for development) of new products, any new management, or any business restructuring, and may also consider the potential for increased institutional ownership. The Adviser may, but will not necessarily, consider dividend income when selecting Equity Securities for the Fund.

   All of the Equity Securities in which the Fund invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   MID CAP VALUE FUND. The Mid Cap Value Fund will, under normal market conditions, invest at least 65% of its total assets in dividend-paying common stocks, preferred stocks, and preferred stocks and debt securities convertible into common stock of U.S. and foreign issuers. These equity securities may include American Depositary Receipts ("ADRs") and interests of investment trusts, such as "Diamonds" and "SPDRs."

   Any remaining assets may be invested in the following securities, but only if, at the time of purchase, the security either has the requisite rating from a nationally recognized statistical rating organization (an "NRSRO") or is of comparable quality as determined by the Adviser: (i) U.S. Government securities (ii) mortgage-backed securities rated in one of the four highest rating categories, (iii) asset-backed securities rated in one of the four highest rating categories, (iv) corporate bonds and notes and bank obligations rated in one of the four highest rating categories, (v) money market instruments, (vi) warrants and rights to purchase common stocks and
   (vii) shares of other investment companies.

   The Fund may purchase securities that do not pay current dividends but which offer prospects for growth of capital and future income. The Fund is not subject to any maturity restrictions on its investment in non-money market instruments.

   The Adviser will generally select for the Portfolio, securities of companies with market capitalizations in excess of $5 billion that provide a level of income which is greater than the average income provided by the Russell Mid Cap(R) Value Index.

   All of the equity securities in which the Portfolio invests (including foreign securities) are traded in the United States or Canada either on registered exchanges or actively in the over-the-counter market.

   ALL STOCK FUNDS (EXCEPT THE INTERNATIONAL EQUITY FUND): FOREIGN SECURITIES. Each Fund may invest in foreign securities through the purchase of ADRs or the purchase of foreign securities on the New York Stock Exchange. However, a Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.

   BOND FUNDS

   SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND. At least 65% of the Fund's total assets will be invested in U.S. Government Securities. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO, or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INTERMEDIATE U.S. GOVERNMENT BOND FUND. The Fund will also invest primarily in U.S. Government Securities, and at least 65% of its total assets will be invested in bonds. Bonds for this purpose include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The Fund may invest up to 35% of its total assets in bonds, notes and debentures of corporate issuers. The Fund invests in bonds, notes and debentures only if they are high grade (rated at time of purchase in one of the three highest rating categories by an NRSRO), or are determined by the portfolio manager to be of comparable quality.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   INTERMEDIATE CORPORATE BOND FUND. At least 65% of the Fund's total assets will be invested in investment grade corporate bonds (rated in one of the top four rating categories by an NRSRO, such as Moody's or S&P, at the time of purchase or that are determined by the Adviser to be of comparable quality). Additionally, at least 80% of the Fund's assets will normally be invested in a combination of investment grade corporate bonds and U.S. Government Securities.

   The Fund may invest up to 15% of its total assets in corporate debt obligations that are not investment grade, but are rated in any category below BBB or Baa or are of comparable quality in the judgment of the Adviser (i.e. "junk bonds") and may include bonds in default. To the extent consistent with SEC rules, the Fund may invest in non-investment grade securities by investing in other investment companies that primarily invest in such securities.

   The Fund may invest in debt obligations of foreign corporations, banks and governments that are denominated either in U.S. dollars or foreign currency. The Fund will not invest more than 25% of its total assets in such obligations.

   The Fund may also invest in short-term obligations, commercial bonds and the shares of other investment companies.

   ALL TAXABLE BOND FUNDS. Mortgage-related securities purchased by the Taxable Bond Funds will be either (i) issued by U.S. Government-owned or sponsored corporations or (ii) rated in the highest category by an NRSRO at the time of purchase, (for example, rated Aaa by Moody's or AAA by S&P), or, if not rated, are of comparable quality as determined by the Adviser.

   NORTH CAROLINA INTERMEDIATE TAX-FREE FUND. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its total holdings in tax-exempt obligations other than North Carolina tax-exempt obligations to over 10% of its total assets.

   SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than South Carolina tax-exempt obligations to over 10% of its total assets.

   VIRGINIA INTERMEDIATE TAX-FREE FUND. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations").

   For temporary defensive purposes, the Fund may increase its holdings in tax-exempt obligations other than Virginia tax-exempt obligations to over 10% of its total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. Under normal market conditions, the Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of West Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("West Virginia Tax-Exempt Obligations").


   ALL TAX-FREE BOND FUNDS. Each Fund will invest in Tax-Exempt Obligations which are rated at the time of purchase in one of the four highest categories by an NRSRO in the case of bonds; one of the two highest categories by an NRSRO in the case of notes; rated "SP-1" or higher by S&P or "MIG-2" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of tax-exempt commercial paper; or rated "VMIG-1" or higher by Moody's or rated at a comparable level of quality by another NRSRO in the case of variable rate demand obligations or, if unrated, determined to be of comparable quality.


   Each Fund may invest up to 10% of its total assets in taxable obligations or debt securities, the interest income from which may be subject to the federal alternative minimum tax for individual shareholders.

   ALL BOND FUNDS: PORTFOLIO MATURITY. Certain debt securities such as, but not limited to, mortgage backed securities, CMOs and asset-backed securities, as well as securities subject to prepayment of principal prior to the stated maturity date, are expected to be repaid prior to their stated maturity dates. As a result, the effective maturity of these securities is expected to be shorter than the stated maturity. For purposes of calculating a Fund's weighted average portfolio maturity, the effective maturity of these securities will be used.

   MONEY MARKET FUNDS

   PRIME MONEY MARKET FUND. The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

   The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.

   The Prime Money Market Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

   TAX-FREE MONEY MARKET FUND. As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

   The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the first-tier securities (securities that possess at least one rating in the highest category by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality) of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

     - Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

     - securities that are issued or guaranteed by a person with such ratings;

     - securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

     - shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

   FUNDS OF FUNDS

   The Funds of Funds' net asset values will fluctuate with changes in the equity markets and the value of the Underlying Funds in which they invest. Each Fund of Funds' investment return is diversified by its investment in the Underlying Funds, which invest in growth and income stocks, foreign securities, debt securities, and cash and cash equivalents.

   With their remaining assets, the Funds of Funds may make direct investments in any domestic and foreign securities and other instruments which the Underlying Funds may purchase, as described in this prospectus. The Funds of Funds and the Underlying Funds may also hold cash for liquidity purposes.

   ALL STOCK FUNDS, BOND FUNDS AND FUNDS OF FUNDS

   TEMPORARY DEFENSIVE MEASURES. If deemed appropriate under the circumstances, each Stock Fund, Bond Fund, and Fund of Funds may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, each Stock Fund (except the Small Company Growth Fund and International Equity Fund) and the Taxable Bond Funds will limit its investment in short-term obligations to 35% of its total assets, while the Small Company Growth Fund and the International Equity Fund each will limit its investment in short-term obligations to 20% of its total assets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INVESTMENT PRACTICES
   The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes only the principal securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

                                                                    FUND
                             FUND NAME                              CODE
                             ---------                            ---------
    Large Company Value Fund....................................      1
    Balanced Fund...............................................      2
    Large Company Growth Fund...................................      3
    Small Company Growth Fund...................................      4
    International Equity Fund...................................      5
    Short Intermediate U.S. Government Income Fund..............      6
    Intermediate U.S. Government Bond Fund......................      7
    Intermediate Corporate Bond Fund............................      8
    North Carolina Intermediate Tax-Free Fund...................      9
    South Carolina Intermediate Tax-Free Fund...................     10
    Virginia Intermediate Tax-Free Fund.........................     11
    Prime Money Market Fund.....................................     12
    U.S. Treasury Money Market Fund.............................     13
    Tax-Free Money Market Fund..................................     14
    Capital Appreciation Fund...................................     15
    Mid Cap Value Fund..........................................     16
    West Virginia Intermediate Tax-Free Fund....................     17

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign           1-5, 15-17        Market
    shares of a company held by a U.S. bank that issues a                              Political
    receipt evidencing ownership.                                                      Foreign Investment

    ASSET-BACKED SECURITIES:  Securities secured by company       2, 6-8, 12, 15-17    Pre-payment
    receivables, home equity loans, truck and auto loans,                              Market
    leases, credit card receivables and other securities backed                        Credit
    by other types of receivables or other assets.                                     Interest Rate
                                                                                       Regulatory
                                                                                       Liquidity
                                                                                       Estimated Maturity

    BANKERS' ACCEPTANCES:  Bills of exchange or time drafts         2, 12, 15-17       Credit
    drawn on and accepted by a commercial bank. Maturities are                         Liquidity
    generally six months or less.                                                      Market
                                                                                       Interest Rate

    BONDS:  Interest-bearing or discounted government or             2, 5-8, 12        Market
    corporate securities that obligate the issuer to pay the                           Credit
    bondholder a specified sum of money, usually at specific                           Interest Rate
    intervals, and to repay the principal amount of the loan at maturity.

    CALL AND PUT OPTIONS:  A call option gives the buyer the         1-5, 15, 16       Management
    right to buy, and obligates the seller of the option to                            Liquidity
    sell, a security at a specified price. A put option gives                          Credit
    the buyer the right to sell, and obligates the seller of the                       Market
    option to buy a security at a specified price. The Funds                           Leverage
    will sell only covered call and secured put options.

    CERTIFICATES OF DEPOSIT:  Negotiable instruments with a         2, 12, 15-17       Market
    stated maturity.                                                                   Credit
                                                                                       Liquidity
                                                                                       Interest Rate

    COMMERCIAL PAPER:  Secured and unsecured short-term            1-3, 12, 14-17      Credit
    promissory notes issued by corporations and other entities.                        Liquidity
    Maturities generally vary from a few days to nine months.                          Market
                                                                                       Interest Rate

    COMMON STOCK:  Shares of ownership of a company.                 1-5, 15, 16       Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that          1-5, 8, 15-17      Market
    convert to common stock.                                                           Credit

    DERIVATIVES:  Instruments whose value is derived from an         1-11, 14-17       Management
    underlying contract, index or security, or any combination                         Market
    thereof, including futures, options (e.g., put and calls),                         Credit
    options on futures, swap agreements, and some                                      Liquidity
    mortgage-backed securities.                                                        Leverage
                                                                                       Interest Rate

    FOREIGN SECURITIES:  Stocks issued by foreign companies, as      1-5, 8, 12        Market
    well as commercial paper of foreign issuers and obligations                        Political
    of foreign banks, overseas branches of U.S. banks and                              Liquidity
    supranational entities.                                                            Foreign Investment

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    FORWARD FOREIGN CURRENCY CONTRACTS:  An obligation to                 5            Management
    purchase or sell a specific amount of a currency at a fixed                        Market
    future date and price set by the parties involved at the                           Credit
    time the contract is negotiated.                                                   Liquidity
                                                                                       Leverage
                                                                                       Foreign Investment
                                                                                       Political

    FUTURES AND RELATED OPTIONS:  A contract providing for the       1-5, 15-17        Management
    future sale and purchase of a specified amount of a                                Market
    specified security, class of securities, or an index at a                          Credit
    specified time in the future and at a specified price.                             Liquidity
                                                                                       Leverage

    HIGH-YIELD/HIGH-RISK/DEBT                                             9            Credit
    SECURITIES:  High-yield/high-risk/debt securities are                              Market
    securities that are rated below investment grade by the                            Liquidity
    primary rating agencies (e.g., BB or lower by Standard &
    Poor's and Ba or lower by Moody's). These securities are
    considered speculative and involve greater risk of loss than investment grade debt securities. Other terms commonly used to describe such securities include "lower rated bonds,"
    "non-investment grade bonds" and "junk bonds."

    INDEX-BASED SECURITIES:  Index-based securities such as          1-5, 15, 16       Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of investment             1-12, 14-17       Market
    companies. A Fund (except the U.S. Treasury Fund and the
    Funds of Funds) may invest up to 5% of its assets in the
    shares of any one registered investment company, but may not own more than 3% of the securities of any one registered
    investment company or invest more than 10% of its assets in the securities of other registered investment companies.
    These registered investment companies may include money
    market funds of BB&T Funds and shares of other registered
    investment companies for which the Adviser to a Fund or any of their affiliates serves as investment adviser,
    administrator or distributor. The Money Market Funds may
    only invest in shares of other investment companies with
    similar objectives.

    MORTGAGE-BACKED SECURITIES:  Debt obligations secured by         6-12, 15-17       Pre-payment
    real estate loans and pools of loans. These include                                Market
    collateralized mortgage obligations and real estate mortgage                       Credit
    investment conduits.                                                               Regulatory
                                                                                       Estimated Maturity

    MUNICIPAL SECURITIES:  Securities issued by a state or           9-12, 14-17       Market
    political subdivision to obtain funds for various public                           Credit
    purposes. Municipal securities include industrial                                  Political
    development bonds and other private activity bonds, as well                        Tax
    as general obligation bonds, revenue bonds, tax anticipation                       Regulatory
    notes, bond anticipation notes, revenue anticipation notes, project notes, other short-term tax-exempt obligations,
    municipal leases, obligations of municipal housing
    authorities (single family revenue bonds), and obligations issued on behalf of Section 501(c)(3) organizations.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   There are two general types of municipal bonds: General-obligations bonds, which are secured by the taxing power of the issuer and revenue bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax. These include, but are not limited, to certificates of participation ("COPs"); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district issues which are secured by specific real estate parcels; hospital revenue; and industrial development bonds that are secured by a private company.


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    PREFERRED STOCKS:  Preferred Stocks are equity securities        1-5, 15, 16       Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

    REPURCHASE AGREEMENTS:  The purchase of a security and the          1-17           Market
    simultaneous commitment to return the security to the seller                       Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    RESTRICTED SECURITIES:  Securities not registered under the      2, 6-8, 12        Liquidity
    Securities Act of 1933, such as privately placed commercial                        Market
    paper and Rule 144A securities.

    REVERSE REPURCHASE AGREEMENT:  The sale of a security and           4, 5           Market
    the simultaneous commitment to buy the security back at an                         Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    SECURITIES LENDING:  The lending of up to 33 1/3% of the            1-17           Market
    Fund's total assets. In return the Fund will receive cash,                         Leverage
    other securities, and/or letters of credit.                                        Liquidity
                                                                                       Credit

    SHORT-TERM OBLIGATIONS:  High quality U.S.                          1-11           Market
    dollar-denominated debt securities that have remaining                             Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes),
    bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These
    investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest
    short-term ratings from at least two NRSROs (for example,
    commercial paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating (i.e.,
    are unrated) but are determined by the Adviser or Sub-
    Adviser to be of comparable quality.

    STAND-BY COMMITMENTS:  The Fund may acquire "stand-by              14, 17          Market
    commitments" with respect to Municipal Securities held in
    its portfolio. The Fund will acquire stand-by commitments
    solely to facilitate portfolio liquidity.

    TIME DEPOSITS:  Non-negotiable receipts issued by a bank in     12-13, 15-17       Liquidity Credit
    exchange for the deposit of funds.                                                 Market

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by         1-12, 15-17       Interest Rate
    agencies and instrumentalities of the U.S. government. These                       Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately      1-13, 15-17       Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               FUND CODE            RISK TYPE
                             ----------                           -----------------    ------------------
    VARIABLE AMOUNT MASTER DEMAND NOTES:  Unsecured demand notes          2            Credit
    that permit the indebtedness to vary and provide for                               Liquidity
    periodic adjustments in the interest rate according to the                         Interest Rate
    terms of the instrument. Because master demand notes are
    direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in these notes, the Fund may demand payment of
    principal and accrued interest at specified intervals.

    VARIABLE AND FLOATING RATE INSTRUMENTS:  Obligations with        9-12, 14-17       Credit
    interest rates which are reset daily, weekly, quarterly or                         Liquidity
    some other period and which may be payable to the Fund on                          Market
    demand.

    WARRANTS:  Securities, typically issued with preferred stock     1-5, 15-17        Market
    or bonds, that give the holder the right to buy a                                  Credit
    proportionate amount of common stock at a specified price.

    WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:  Purchase or  2, 3, 9-12, 14-17    Market
    contract to purchase securities at a fixed price for                               Leverage
    delivery at a future date. Under normal market conditions,                         Liquidity
    when-issued purchases and forward commitments will not                             Credit
    exceed 25% of the value of a Fund's total assets.

    YANKEE BONDS AND SIMILAR DEBT OBLIGATIONS:  U.S. dollar               8            Market
    denominated bonds issued by foreign corporations or                                Credit
    governments. Sovereign bonds are those issued by the                               Interest Rate
    government of a foreign country. Supranational bonds are
    those issued by supranational entities, such as the World
    Bank and European Investment Bank. Canadian bonds are those issued by Canadian provinces.

    ZERO-COUPON DEBT OBLIGATIONS:  Bonds and other debt that pay   2, 7-11, 15-17      Credit
    no interest, but are issued at a discount from their value                         Market
    at maturity. When held to maturity, their entire return                            Interest Rate
    equals the difference between their issue price and their
    maturity value.


   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.


   ESTIMATED MATURITY RISK. The possibility that an underlying mortgage holder will exercise its right to pay principal on an obligation (such as mortgage-related securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.


   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

   HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

   SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay-higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income - and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

   REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

   TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

 [LOGO]

          FUND MANAGEMENT


   THE INVESTMENT ADVISER

   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages assets of more than $9 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                              PERCENTAGE OF AVERAGE
                                                               NET ASSETS FOR THE
                                                                FISCAL YEAR ENDED
                                                                   09/30/00(1)
                                                              ---------------------
Large Company Value Fund....................................           0.56%
Balanced Fund...............................................           0.56%
Large Company Growth Fund...................................           0.57%
Small Company Growth Fund...................................           1.00%
International Equity Fund...................................           1.00%
Short-Intermediate U.S. Government Income Fund..............           0.50%
Intermediate U.S. Government Bond Fund......................           0.50%
Intermediate Corporate Bond Fund............................           0.32%
North Carolina Intermediate Tax-Free Fund...................           0.50%
South Carolina Intermediate Tax-Free Fund...................           0.33%
Virginia Intermediate Tax-Free Fund.........................           0.50%
Prime Money Market Fund.....................................           0.28%
U.S. Treasury Money Market Fund.............................           0.30%
Capital Manager Conservative Growth Fund....................           0.08%
Capital Manager Moderate Growth Fund........................           0.08%
Capital Manager Growth Fund.................................           0.09%


   ------------------


   (1) BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.

   FUND MANAGEMENT

   THE INVESTMENT SUB-ADVISERS
  SMALL COMPANY GROWTH FUND. BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.

   BFMI is an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103. PNC Bank is a wholly owned indirect subsidiary of PNC Bank Corp.

   INTERNATIONAL EQUITY FUND. BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) serves as the Sub-Adviser to the International Equity Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BlackRock International manages the Fund, selects investments and places all orders for purchases and sales of the International Equity Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the International Equity Fund's investment objective, policies, and restrictions.

   PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. Federated IMC's address is: Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


   Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $139.5 billion in assets as of December 31, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


   TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages the Fund, selects its investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.


   BFMI, Black Rock International and BIMC are each wholly owned subsidiaries of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. As of December 31, 2000, BAI and its subsidiaries had approximately $203.8 billion in discretionary assets under management. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company.

   FUND MANAGEMENT

   PORTFOLIO MANAGERS
   SMALL COMPANY GROWTH FUND. William J. Wykle has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.


   MID CAP VALUE FUND. Buel S. Sears, CFA serves as a Vice President of BB&T. He has managed the Mid Cap Value Fund since June, 1997. He has more than 18 years of investment experience. Prior to joining BB&T in 2000, Mr. Sears served as a Vice President of One Valley Bank and managed Huntington Banks West Virginia Trust Investment Group for 12 years.



   CAPITAL APPRECIATION FUND. David P. Nolan serves as a Vice President of BB&T. He has managed the Capital Appreciation Fund since its inception in December, 1993. He has more than 20 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan served as a Vice President of One Valley Bank and as an account executive with Alex. Brown & Sons incorporated.



   WEST VIRGINIA INTERMEDIATE TAX-FREE FUND. Jeffrey D. McClung serves as a Vice President of BB&T. He has managed the West Virginia Intermediate Tax-Free Fund since September, 2000. He has more than 7 years of investment experience. Prior to joining BB&T in 2000, Mr. McClung served as a Portfolio Manager of One Valley Bank and as an investment officer for Huntington National Bank.


   ALL OTHER BB&T FUNDS. All investment decisions for each of the other BB&T Funds are made by a team of investment professionals, all of whom take an active part in the decision making process.

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


   The SAI has more detailed information about the Investment Adviser and other service providers.

 [LOGO]
          SHAREHOLDER INFORMATION

   CHOOSING A SHARE CLASS
   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Trust Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Trust
   Shares:

   TRUST SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.

   For actual past expenses of the Trust Shares, see the fund-by-fund information earlier in this prospectus.

   The Funds also offer Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ------------------------------
   HOW NAV IS CALCULATED
   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:
               NAV =
     Total Assets - Liabilities
   -------------------------------
          Number of Shares
            Outstanding

   Generally, for Funds other
   than the Money Market Funds,
   you can find the Fund's NAV
   daily in The Wall Street
   Journal and other newspapers.
   NAV is calculated separately
   for each class of shares.

   ------------------------------
MONEY MARKET FUNDS
The per share net asset value ("NAV") of the Prime Money Market Fund and the
                                       U.S. Treasury Money Market Fund will be
                                       determined at 12:00 p.m. Eastern Time,
                                       3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open. The NAV of the Tax-Free Money Market Fund will be determined on the same schedule with the exception of the 3:00 p.m. Eastern Time determination, which will not be performed.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received.
                                       This is what is known as the offering
                                       price.
Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
OTHER FUNDS
Per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock
                                       Exchange, normally at 4:00 p.m. Eastern
                                       time on days the Exchange is open.
Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted
                                       by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.
A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee (or BlackRock International in the case of the International Equity Fund) pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES
   You may purchase Trust Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.

   These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends for the Money Market Funds and the Bond Funds are declared daily and paid monthly. Income dividends for the Large Company Value Fund, the Mid Cap Value Fund, and the Balanced Fund are declared and paid monthly. The Large Company Growth Fund, the Capital Appreciation Fund, the Small Company Growth Fund, the International Equity Fund, and the Fund of Funds declare and pay income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING

   Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION

   SELLING YOUR SHARES

   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares below."

   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)

   BY MAIL

     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
        - your Fund and account number
        - amount you wish to redeem
        - address where your check should be sent
        - account owner signature

     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.

   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)

     1. See instruction 1 above.
     2. Send to: BB&T Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

   WIRE TRANSFER

   You must indicate this option on your application.

   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.

   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS

   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

   Your bank may charge for this service.

   Call 1-800-228-1872 to request an electronic redemption.

   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
INSTRUCTIONS FOR SELLING SHARES
If selling your shares through a financial institution or your financial adviser or broker, ask them for their
                                  redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION


   GENERAL POLICIES ON SELLING SHARES
   REDEMPTIONS IN WRITING REQUIRED

   You must request redemption in writing and obtain a signature guarantee if:

     - The check is not being mailed to the address on your account; or


     - The check is not being made payable to the owner(s) of the account; or



     - Your account address has changed within the last ten business days; or



     - The redemption proceeds are being transferred to another Fund account with a different registration; or



     - The redemption proceeds are being wired to bank instructions currently not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

   REFUSAL OF REDEMPTION REQUEST

   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

   REDEMPTION IN KIND

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

   UNDELIVERABLE REDEMPTION CHECKS
   For any shareholder who chooses to receive distributions in cash:

   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION

   EXCHANGING YOUR SHARES
   You can exchange your shares in
   one Fund for shares of the same
   class of another BB&T Fund,
   usually without paying
   additional sales charges (see
   "Notes" below). You must meet
   the minimum investment
   requirements for the Fund into
   which you are exchanging.
   Exchanges from one Fund to
   another are taxable. Trust
   Shares may also be exchanged for
   Class A Shares of the same Fund
   if you cease to be eligible to
   purchase Trust Shares. Trust
   Shares of each Fund may not be
   exchanged for Class B Shares or
   Class C Shares. No transaction
   fees are currently charged for
   exchanges. However, the exchange
   of Trust Shares for Class A
   Shares will require payment of
   the sales charge unless the
   sales charge is waived. Please
   consult the Class A, Class B,
   and Class C Shares prospectus

   for more information.
INSTRUCTIONS FOR EXCHANGING SHARES
Exchanges may be made by sending a written request to BB&T Funds, P.O. Box
                                      182533, Columbus OH 43218-2533, or by
                                      calling 1-800-228-1872. Please provide the following information:
  - Your name and telephone number
  - The exact name on your account and account number
  - Taxpayer identification number (usually your Social Security number)
  - Dollar value or number of shares to be exchanged
  - The name of the Fund from which the exchange is to be made.
  - The name of the Fund into which the exchange is being made.
See "Selling your Shares" for important information about telephone transactions.
To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

                                      NOTES ON EXCHANGES

                                        - When exchanging from a Fund that has
                                          no sales charge or a lower sales
                                          charge to a Fund with a higher sales
                                          charge, you will pay the difference.

                                        - The registration and tax
                                          identification numbers of the two
                                          accounts must be identical.

                                        - The Exchange Privilege (including
                                          automatic exchanges) may be changed or
                                          eliminated at any time upon a 60-day
                                          notice to shareholders.

                                        - Be sure to read carefully the
                                          Prospectus of any Fund into which you
                                          wish to exchange shares.

   SHAREHOLDER INFORMATION

   DIVIDENDS, DISTRIBUTIONS AND TAXES
   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   For the Tax-Free Bond Funds and Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes and, in the case of the North Carolina Intermediate Tax-Free Fund, South Carolina Intermediate Tax-Free Fund, Virginia Intermediate Tax-Free Fund, and West Virginia Intermediate Tax-Free Fund, North Carolina, South Carolina, Virginia, and West Virginia income taxes, respectively. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Bond Funds or Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Except with respect to the International Equity Fund, shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.

   - For each Fund, other than the Tax-Free Bond Funds and Tax-Free Money Market Fund, the dividends and short-term capital gains that you receive are considered ordinary income for tax purposes. For the Tax-Free Bond Funds and Tax-Free Money Market Fund, any short-term capital gains that you receive are taxable to you as ordinary dividend income for federal income tax purposes.

   - Any distributions of net long-term capital gains by a Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.

   - Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.

   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

 [LOGO]
          OTHER INFORMATION ABOUT THE FUNDS

   FINANCIAL HIGHLIGHTS

   The Financial Highlights Table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request. Financial highlights for the Tax-Free Money Market Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the West Virginia Intermediate Tax-Free Fund, and the Capital Manager Aggressive Growth Fund are not presented because those Funds had not commenced operations as of September 30, 2000.

                                                 LARGE COMPANY VALUE FUND
   OTHER INFORMATION ABOUT THE FUNDS    (FORMERLY GROWTH AND INCOME STOCK
   FUND)


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  19.64   $  18.52   $  20.02   $  15.34   $  12.99
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.54       0.30       0.28       0.30       0.29
      Net realized and unrealized gains (losses)
        on investments                                       0.55       1.93      (0.17)      5.31       2.44
    -------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 1.09       2.23       0.11       5.61       2.73
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.54)     (0.30)     (0.28)     (0.30)     (0.29)
      Net realized gains                                    (1.59)     (0.81)     (1.33)     (0.63)     (0.09)
    -------------------------------------------------------------------------------------------------------------
            Total Distributions                             (2.13)     (1.11)     (1.61)     (0.93)     (0.38)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  18.60   $  19.64   $  18.52   $  20.02   $  15.34
    -------------------------------------------------------------------------------------------------------------
            Total Return                                     5.89%     11.89%      0.35%     38.13%     21.31%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $333,567   $379,321   $348,613   $308,984   $206,659
      Ratio of expenses to average net assets                0.92%      0.84%      0.85%      0.84%      0.86%
      Ratio of net investment income to average net
        assets                                               2.90%      1.47%      1.43%      1.77%      2.07%
      Ratio of expenses to average net assets*               1.10%      1.09%      1.09%      1.08%      1.10%
      Portfolio turnover(a)                                 23.85%     13.52%     13.17%     22.66%     19.82%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS                        BALANCED FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------
                                                          2000       1999       1998      1997      1996
                                                         -------   --------   --------   -------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $ 13.80   $  13.79   $  13.60   $ 11.93   $ 11.01
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.37       0.39       0.42      0.49      0.46
      Net realized and unrealized gains (losses) on
        investments                                        (0.11)      0.74       0.54      2.04      0.92
    ----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.26       1.13       0.96      2.53      1.38
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.37)     (0.39)     (0.42)    (0.49)    (0.46)
      Net realized gains                                   (0.58)     (0.73)     (0.35)    (0.37)       --
    ----------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.95)     (1.12)     (0.77)    (0.86)    (0.46)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $ 13.11   $  13.80   $  13.79   $ 13.60   $ 11.93
    ----------------------------------------------------------------------------------------------------------
            Total Return                                    1.92%      8.01%      7.18%    22.11%    12.74%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $99,403   $120,278   $108,943   $88,524   $69,374
      Ratio of expenses to average net assets               0.97%      0.90%      0.92%     0.93%     0.95%
      Ratio of net investment income to average net
        assets                                              2.79%      2.69%      3.00%     3.88%     4.03%
      Ratio of expenses to average net assets*              1.15%      1.14%      1.16%     1.17%     1.19%
      Portfolio turnover(a)                                57.95%     35.98%     31.85%    27.07%    19.87%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            LARGE COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                             OCTOBER 3,
                                                         For the year ended September 30,      1997 TO
                                                         --------------------------------   SEPTEMBER 30,
                                                              2000              1999           1998(A)
                                                         ---------------   --------------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $  11.99          $  9.63          $ 10.00
    -----------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income (loss)                             (0.03)           (0.01)            0.04
      Net realized and unrealized gains (losses) on
        investments                                             3.62             2.93            (0.27)
    -----------------------------------------------------------------------------------------------------
            Total from Investment Activities                    3.59             2.92            (0.23)
    -----------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                       --               --            (0.04)
      Net realized gains                                       (0.74)           (0.56)           (0.10)
    -----------------------------------------------------------------------------------------------------
            Total Distributions                                (0.74)           (0.56)           (0.14)
    -----------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  14.84          $ 11.99          $  9.63
    -----------------------------------------------------------------------------------------------------
            Total Return                                       30.52%           31.15%           (2.33)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $145,538          $90,635          $50,975
      Ratio of expenses to average net assets                   0.99%            0.98%            1.06%(c)
      Ratio of net investment income (loss) to average
        net assets                                             (0.18)%          (0.08)%           0.41%(c)
      Ratio of expenses to average
        net assets*                                             1.16%            1.22%            1.30%(c)
      Portfolio turnover(d)                                    76.76%           67.59%          108.36%(b)



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            SMALL COMPANY GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                       FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -------------------------------------------------------------
                                                           2000       1999        1998         1997          1996
                                                         --------   --------   ----------   ----------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  25.25   $  17.69    $ 23.52      $ 21.18        $ 14.57
    -----------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment loss                                   (0.17)     (0.22)     (0.20)       (0.11)         (0.17)
      Net realized and unrealized gains
        (losses) on futures and investments                 13.41       7.78      (5.32)        2.47           6.78
    -----------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                13.24       7.56      (5.52)        2.36           6.61
    -----------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net realized gains                                    (3.00)        --         --           --             --
      In excess of net realized gains                          --         --      (0.31)       (0.02)            --
    -----------------------------------------------------------------------------------------------------------------------
            Total Distributions                             (3.00)        --      (0.31)       (0.02)            --
    -----------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  35.49   $  25.25    $ 17.69      $ 23.52        $ 21.18
    -----------------------------------------------------------------------------------------------------------------------
            Total Return                                    54.82%     42.66%   (23.62)%       11.17%         45.37%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $197,795   $105,725    $65,180      $58,660        $36,373
      Ratio of expenses to average net assets                1.41%      1.54%      1.61%        1.64%          1.79%
      Ratio of net investment loss to average net
        assets                                              (0.49)%    (0.98)%    (1.11)%      (1.04)%        (1.00)%
      Ratio of expenses to average net assets*               1.41%      1.55%      1.61%        1.64%          1.79%
      Portfolio turnover(a)                                206.16%    184.39%    157.44%       80.66%         71.62%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS            INTERNATIONAL EQUITY FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                               JANUARY 2,
                                                          FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ----------------------------------   SEPTEMBER 30,
                                                            1999        1998        1997         1997(A)
                                                         ----------   ---------   ---------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $  12.56     $  9.95     $ 11.28       $ 10.00
    -------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  (0.01)       0.02        0.06          0.03
      Net realized and unrealized gains (losses)
        foreign currency and investments                      0.68        2.80       (1.10)         1.30
    -------------------------------------------------------------------------------------------------------
            Total from Investment Activities                  0.67        2.82       (1.04)         1.33
    -------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                     --       (0.04)      (0.06)        (0.02)
      Net realized gains                                     (0.63)      (0.17)      (0.23)           --
      In excess of net investment income                        --          --          --         (0.03)
    -------------------------------------------------------------------------------------------------------
            Total Distributions                              (0.63)      (0.21)      (0.29)        (0.05)
    -------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $  12.60     $ 12.56     $  9.95       $ 11.28
    -------------------------------------------------------------------------------------------------------
            Total Return                                      4.96%      28.70%      (9.45)%       13.34%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $119,326     $97,447     $70,356       $52,373
      Ratio of expenses to average net assets                 1.51%       1.56%       1.50%         1.79%(c)
      Ratio of net investment income (loss) to average
        net assets                                           (0.04)%      0.18%       0.50%         0.32%(c)
      Ratio of expenses to average net assets*                1.51%       1.56%       1.51%         1.81%(c)
      Portfolio turnover(d)                                 179.44%      82.00%      53.27%        41.45%(b)



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS   SHORT-INTERMEDIATE U.S. GOVERNMENT
   INCOME FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.65   $  10.07   $   9.77   $   9.74   $   9.89
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.52       0.53       0.53       0.57       0.57
      Net realized and unrealized gains (losses) on
        investments                                            --      (0.42)      0.30       0.03      (0.15)
    ---------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.52       0.11       0.83       0.60       0.42
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.53)     (0.53)     (0.53)     (0.57)     (0.57)
    ---------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.53)     (0.53)     (0.53)     (0.57)     (0.57)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.64   $   9.65   $  10.07   $   9.77   $   9.74
    ---------------------------------------------------------------------------------------------------------
            Total Return                                     5.62%      1.10%      8.77%      6.33%      4.36%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $170,362   $167,285   $157,329   $103,523   $ 62,621
      Ratio of expenses to average net assets                0.76%      0.77%      0.81%      0.86%      0.93%
      Ratio of net investment income to average net
        assets                                               5.52%      5.29%      5.40%      5.85%      5.81%
      Ratio of expenses to average net assets*               0.91%      0.92%      0.94%      0.96%      1.03%
      Portfolio turnover(a)                                101.07%     99.99%     53.74%     87.99%     54.82%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS    INTERMEDIATE U.S. GOVERNMENT BOND
   FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $   9.72   $  10.59   $   9.85   $   9.64   $   9.89
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.55       0.53       0.54       0.56       0.58
      Net realized and unrealized gains (losses) on
        investments                                          0.04      (0.76)      0.75       0.21      (0.25)
    ---------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.59      (0.23)      1.29       0.77       0.33
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.55)     (0.53)     (0.55)     (0.56)     (0.58)
      Net realized gains                                    (0.02)     (0.11)        --         --         --
      In excess of net realized gains                       (0.01)        --         --         --         --
    ---------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.58)     (0.64)     (0.55)     (0.56)     (0.58)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $   9.73   $   9.72   $  10.59   $   9.85   $   9.64
    ---------------------------------------------------------------------------------------------------------
            Total Return                                     6.36%     (2.23)%    13.46%      8.20%      3.43%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $182,899   $213,417   $186,256   $142,545   $119,633
      Ratio of expenses to average net assets                0.83%      0.83%      0.84%      0.87%      0.87%
      Ratio of net investment income to average net
        assets                                               5.71%      5.26%      5.35%      5.74%      5.94%
      Ratio of expenses to average net assets*               0.93%      0.93%      0.94%      0.97%      0.97%
      Portfolio turnover(a)                                103.41%     73.46%     60.98%     62.45%     76.29%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS     INTERMEDIATE CORPORATE BOND FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                          DECEMBER 2,
                                                            1999 TO
                                                         SEPTEMBER 30,
                                                            2000(a)
                                                         -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                    $ 10.00
    ------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                    0.51
      Net realized and unrealized gains on investments        (0.02)
    ------------------------------------------------------------------
            Total from Investment Activities                   0.49
    ------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                   (0.51)
    ------------------------------------------------------------------
            Total Distributions                               (0.51)
    ------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                          $  9.98
    ------------------------------------------------------------------
            Total Return                                       5.13%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                       $89,101
      Ratio of expenses to average net assets                  0.75%(c)
      Ratio of net investment income to average net
        assets                                                 6.30%(c)
      Ratio of expenses to average net assets*                 1.09%(c)
      Portfolio turnover(d)                                  186.79%(b)



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          NORTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                FOR THE YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------------------------
                                                          2000      1999      1998      1997      1996
                                                         -------   -------   -------   -------   -------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  9.89   $ 10.53   $ 10.27   $ 10.05   $ 10.15
    --------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                 0.42      0.42      0.43      0.41      0.38
      Net realized and unrealized gains (losses)
        on investments                                      0.09     (0.57)     0.26      0.22     (0.10)
    --------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.51     (0.15)     0.69      0.63      0.28
    --------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                (0.42)    (0.42)    (0.43)    (0.41)    (0.38)
      Net realized gains                                      --     (0.05)       --        --        --
      In excess of net realized gains                         --     (0.02)       --        --        --
    --------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.42)    (0.49)    (0.43)    (0.41)    (0.38)
    --------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  9.98   $  9.89   $ 10.53   $ 10.27   $ 10.05
    --------------------------------------------------------------------------------------------------------
            Total Return                                    5.31%    (1.47)%    6.90%     6.43%     2.77%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $81,510   $70,430   $73,454   $61,120   $28,443
      Ratio of expenses to average net assets               0.80%     0.80%     0.81%     0.85%     0.96%
      Ratio of net investment income to average net
        assets                                              4.27%     4.09%     4.18%     4.13%     3.72%
      Ratio of expenses to average net assets*              0.96%     0.98%     0.98%     1.00%     1.11%
      Portfolio turnover(a)                                80.33%    39.70%    32.63%    16.98%    20.90%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          SOUTH CAROLINA INTERMEDIATE
   TAX-FREE FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                              OCTOBER 20,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                              2000              1999            1998(A)
                                                         ---------------   ---------------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $  9.74           $ 10.41          $ 10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.40              0.39             0.38
      Net realized and unrealized gains (losses) on
        investments                                             0.10             (0.59)            0.41
    ----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    0.50             (0.20)            0.79
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.40)            (0.39)           (0.38)
      Net realized gains                                          --             (0.06)              --
      In excess of net realized gains                             --             (0.02)              --
    ----------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.40)            (0.47)           (0.38)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $  9.84           $  9.74          $ 10.41
    ----------------------------------------------------------------------------------------------------------
            Total Return                                        5.27%            (1.98)%           8.02%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $14,386           $16,295          $18,242
      Ratio of expenses to average net assets                   0.75%             0.82%            0.88%(c)
      Ratio of net investment income to average net
        assets                                                  4.11%             3.86%            3.88%(c)
      Ratio of expenses to average net assets*                  1.22%             1.41%            1.39%(c)
      Portfolio turnover(d)                                    84.20%            71.96%           58.80%(b)



    *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS  VIRGINIA INTERMEDIATE TAX-FREE FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                               FOR THE                  MAY 17,
                                                                             YEAR ENDED                 1999 TO
                                                                            SEPTEMBER 30,            SEPTEMBER 30,
                                                                                2000                    1999(A)
                                                                            -------------            -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                                       $ 10.86                  $ 11.24
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                                       0.46                     0.17
      Net realized and unrealized gains (losses) on investments                   0.10                   (0.38)
    ------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                                      0.56                   (0.21)
    ------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                                      (0.46)                  (0.17)
    ------------------------------------------------------------------------------------------------------------------
            Total Distributions                                                  (0.46)                  (0.17)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                             $ 10.96                  $ 10.86
    ------------------------------------------------------------------------------------------------------------------
            Total Return                                                          5.35%                  (1.77)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                                          $77,727                  $79,353
      Ratio of expenses to average net assets                                     0.78%                    0.88%(c)
      Ratio of net investment income to average net assets                        4.30%                    4.18%(c)
      Ratio of expenses to average net assets*                                    0.90%                    0.99%(c)
      Portfolio turnover(d)                                                      64.45%                   27.05%(b)



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                    OCTOBER 1,
                                                            FOR THE YEAR ENDED SEPTEMBER 30,          1997 TO
                                                         ---------------------------------------   SEPTEMBER 30,
                                                                2000                 1999             1998(A)
                                                         ------------------   ------------------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                      $ 1.000              $ 1.000            $ 1.000
    ------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.056                0.046              0.051
    ------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    0.056                0.046              0.051
    ------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.056)              (0.046)            (0.051)
    ------------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.056)              (0.046)            (0.051)
    ------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $ 1.000              $ 1.000            $ 1.000
    ------------------------------------------------------------------------------------------------------------
            Total Return                                         5.70%                4.69%              5.23%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                         $78,331              $56,492            $37,769
      Ratio of expenses to average net assets                    0.63%                0.54%              0.55%(c)
      Ratio of net investment income to average net
        assets                                                   5.62%                4.57%              5.11%(c)
      Ratio of expenses to average net assets*                   0.80%                0.88%              0.91%(c)



    *During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                   FOR THE YEAR ENDED SEPTEMBER 30,
                                                         ----------------------------------------------------
                                                           2000       1999       1998       1997       1996
                                                         --------   --------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                 $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
    -------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.052      0.043      0.049      0.046      0.046
    -------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.052      0.043      0.049      0.046      0.046
    -------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.052)    (0.043)    (0.049)    (0.046)    (0.046)
    -------------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.052)    (0.043)    (0.049)    (0.046)    (0.046)
    -------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                       $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
    -------------------------------------------------------------------------------------------------------------
            Total Return                                     5.33%      4.34%      5.01%      4.71%      4.74%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                    $395,617   $282,585   $235,796   $266,840   $205,974
      Ratio of expenses to average net assets                0.63%      0.59%      0.61%      0.75%      0.75%
      Ratio of net investment income to average net
        assets                                               5.24%      4.26%      4.90%      4.61%      4.63%
      Ratio of expenses to average net assets*               0.73%      0.73%      0.76%      0.75%      0.75%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS  CAPITAL MANAGER CONSERVATIVE GROWTH
   FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                                                 OCTOBER 2,
                                                                 For the year ended September 30,                  1997 TO
                                                              --------------------------------------            SEPTEMBER 30,
                                                                  2000                     1999                    1998(A)
                                                              -------------            -------------            -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                         $ 10.43                  $ 10.08                  $ 10.00
    -------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                         0.40                     0.32                     0.32
      Net realized and unrealized gains on
        investments with affiliates                                 0.55                     0.53                     0.08
    -------------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                        0.95                     0.85                     0.40
    -------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                        (0.41)                  (0.33)                    (0.32)
      Net realized gains                                           (0.22)                  (0.17)                       --
    -------------------------------------------------------------------------------------------------------------------------
            Total Distributions                                    (0.63)                  (0.50)                    (0.32)
    -------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                               $ 10.75                  $ 10.43                  $ 10.08
    -------------------------------------------------------------------------------------------------------------------------
            Total Return                                            9.31%                    8.47%                    3.95%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                            $31,808                  $32,590                  $23,773
      Ratio of expenses to average net assets                       0.41%                    0.38%                    0.47%(c)
      Ratio of net investment income to average
        net assets                                                  3.75%                    3.15%                    3.12%(c)
      Ratio of expenses to average net assets*                      0.60%                    0.58%                    0.67%(c)
      Portfolio turnover(d)                                        38.27%                   16.45%                    4.28%(b)



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS      CAPITAL MANAGER MODERATE GROWTH
   FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                              OCTOBER 20,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                              2000              1999            1998(A)
                                                         ---------------   ---------------   -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.65           $  9.85          $ 10.00
    ----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.34              0.25             0.23
      Net realized and unrealized gains on investments
        with affiliates                                         0.89              1.05            (0.16)
    ----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    1.23              1.30             0.07
    ----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.34)            (0.25)           (0.22)
      Net realized gains                                       (0.29)            (0.25)              --
    ----------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.63)            (0.50)           (0.22)
    ----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 11.25           $ 10.65          $  9.85
    ----------------------------------------------------------------------------------------------------------
            Total Return                                       11.63%            13.34%            0.68%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $28,616           $26,800          $21,682
      Ratio of expenses to average net assets                   0.49%             0.43%            0.46%(c)
      Ratio of net investment income to average net
        assets                                                  2.98%             2.17%            2.21%(c)
      Ratio of expenses to average net assets*                  0.69%             0.63%            0.66%(c)
      Portfolio turnover(d)                                    46.69%            17.33%            4.85%(b)



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

   OTHER INFORMATION ABOUT THE FUNDS          CAPITAL MANAGER GROWTH FUND


   FINANCIAL HIGHLIGHTS


   CONTINUED



                                                                                               OCTOBER 2,
                                                         FOR THE YEAR ENDED SEPTEMBER 30,       1997 TO
                                                         ---------------------------------   SEPTEMBER 30,
                                                              2000              1999            1998(A)
                                                         ---------------   ---------------   --------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 10.79           $  9.68          $ 10.00
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                     0.29              0.17             0.16
      Net realized and unrealized gains (losses) on
        investments with affiliates                             1.23              1.45            (0.32)
    -----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                    1.52              1.62            (0.16)
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                    (0.29)            (0.19)           (0.16)
      Net realized gains                                       (0.36)            (0.32)              --
    -----------------------------------------------------------------------------------------------------------
            Total Distributions                                (0.65)            (0.51)           (0.16)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 11.66           $ 10.79          $  9.68
    -----------------------------------------------------------------------------------------------------------
            Total Return                                       14.28%            16.96%           (1.72)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                        $26,538           $24,063          $21,370
      Ratio of expenses to average net assets                   0.45%             0.46%            0.47%(c)
      Ratio of net investment income to average net
        assets                                                  2.49%             1.43%            1.53%(c)
      Ratio of expenses to average net assets*                  0.64%             0.66%            0.67%(c)
      Portfolio turnover(d)                                    43.28%            17.93%            7.69%(b)



   The expense ratios noted above do not include the effect of the expenses of the underlying funds.



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Period from commencement of operations.



   (b)Not annualized.



   (c)Annualized.



   (d)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

   You can get free copies of reports and the SAI, prospectuses of other members of the BB&T Funds Family, or request other information and discuss your questions about the Fund by contacting a broker or bank that sells the Fund. Or contact the Fund at:

                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   - Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-6719.

         BB&T FUNDS


PROSPECTUS





                                FEBRUARY 1, 2001

                               MONEY MARKET FUNDS
                          BB&T Prime Money Market Fund
                      BB&T U.S. Treasury Money Market Fund
                         BB&T Tax-Free Money Market Fund










                                 CLASS A SHARES
                                 CLASS B SHARES
                                  TRUST SHARES








THE SECURITIES AND EXCHANGE COMMISSION HAS             QUESTIONS?
NOT APPROVED THE SHARES DESCRIBED IN THIS              CALL 1-800-228-1872
PROSPECTUS OR DETERMINED WHETHER THIS                  OR YOUR INVESTMENT
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE             REPRESENTATIVE
WHO TELLS YOU OTHERWISE IS COMMITTING A
CRIME.

                                TABLE OF CONTENTS

Carefully review this            Risk/Return Summary and Fund Expenses
important section, which
summarizes each Fund's             -      Overview
investments, risks, past           -      Prime Money Market Fund
performance, and fees.             -      U.S. Treasury Money Market Fund
                                   -      Tax-Free Money Market Fund



Review this section for          Additional Investment Strategies and Risks
information on investment
strategies and their risks.       -       Money Market Funds
                                  -       Investment Practices



Review this section for          Fund Management
details on the people and
organizations who oversee the     -      The Investment Adviser
Funds.                            -      The Investment Sub-Adviser
                                  -      The Distributor and Administrator


Review this section for          Shareholder Information
details on how shares are
valued, how to purchase, sell     -      Choosing a Share Class
and exchange shares, related      -      Pricing of Fund Shares
charges and payments of           -      Purchasing and Adding to Your Shares
dividends and distributions.      -      Selling Your Shares
                                  -      Exchanging Your Shares
                                  -      General Policies on Selling Shares
                                  -      Distribution Arrangements/Sales Charges
                                  -      Distribution and Service (12b-1) Fees
                                  -      Exchanging Your Shares
                                  -      Dividends, Distributions and Taxes

                                  -      Financial Highlights


                                 Other Information About the Funds
                                         Back Cover

DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
===============================================================================

The Funds                       BB&T Funds is a mutual fund family
                                that offers different classes of
                                shares in separate investment portfolios
                                ("Funds"). The Funds have
                                individual investment goals and strategies.
                                This prospectus gives you
                                important information about the Class A
                                Shares, the Class B Shares, and
                                the Trust Shares of the Money Market
                                Funds that you should know before
                                investing. Please read this prospectus
                                and keep it for future reference.

                                Each of the Funds in this prospectus
                                is a mutual fund. A mutual fund
                                pools shareholders' money and, using
                                professional investment managers,
                                invests it in securities like stocks
                                and bonds. Before you look at
                                specific Funds, you should know a
                                few general basics about investing
                                in mutual funds.

                                The value of your investment in a
                                Fund is based on the market prices
                                of the securities the Fund holds.
                                These prices change daily due to
                                economic and other events that
                                affect securities markets generally,
                                as well as those that affect
                                particular companies or government
                                units. These price movements,
                                sometimes called volatility, will
                                vary depending on the types of
                                securities a Fund owns and the
                                markets where these securities
                                trade.

                                LIKE OTHER INVESTMENTS, YOU COULD
                                LOSE MONEY ON YOUR INVESTMENT IN A
                                FUND. YOUR INVESTMENT IN A FUND IS
                                NOT A DEPOSIT OR AN OBLIGATION OF
                                BRANCH BANKING AND TRUST COMPANY,
                                BB&T CORPORATION, THEIR AFFILIATES,
                                OR ANY BANK. IT IS NOT INSURED BY
                                THE FDIC OR ANY GOVERNMENT AGENCY.

                                Each Fund has its own investment
                                goal and strategies for reaching
                                that goal. However, it cannot be
                                guaranteed that a Fund will achieve
                                its goal. Before investing, make
                                sure that the Fund's goal matches
                                your own.

                                The portfolio manager invests each
                                Fund's assets in a way that the
                                manager believes will help the Fund
                                achieve its goal. A manager's
                                judgments about the stock markets,
                                economy and companies, or selecting
                                investments may cause a Fund to
                                underperform other funds with
                                similar objectives.

DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
==============================================================================

MONEY MARKET FUNDS            These Funds seek current income with liquidity and
                              stability of principal by investing primarily in short-term debt securities. The Funds seek to maintain a stable price of $1.00 per share.

Who May Want to Invest       Consider investing in these Funds if you are:

                             -  seeking preservation of capital
                             -  investing short-term reserves
                             - willing to accept lower potential returns in exchange for a higher degree of safety
                             - in the case of the Tax-Free Money Market Fund, seeking federal tax-exempt income

                            These Funds may not be appropriate if you are:

                            -   seeking high total return
                            - pursuing a long-term goal or investing for retirement

RISK/RETURN SUMMARY AND FUND EXPENSES
==============================================================================

BB&T PRIME MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks to provide
                                            as high a level of current interest
                                            income as is consistent with
                                            maintaining liquidity and stability
                                            of principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests only in U.S. dollar-
                                            denominated, "high-quality"
                                            short-term debt securities,
                                            including the following:

                                            -     Obligations issued or
                                                  supported by the credit of
                                                  U.S. or foreign banks or
                                                  savings institutions with
                                                  total assets in excess of $1
                                                  billion (including obligations
                                                  of foreign branches of such
                                                  banks);

                                            -     "High quality" commercial
                                                  paper and other obligations
                                                  issued or guaranteed by U.S.
                                                  and foreign corporations and
                                                  other issuers;

                                            -     Asset-backed securities;

                                            -     Securities issued or
                                                  guaranteed as to principal and
                                                  interest by the U.S.
                                                  Government or by its agencies
                                                  or instrumentalities and
                                                  related custodial receipts;

                                            -     Securities issued or
                                                  guaranteed by foreign
                                                  governments or their political
                                                  subdivisions, agencies or
                                                  instrumentalities;

                                            -     Guaranteed investment
                                                  contracts issued by
                                                  highly-rated U.S. insurance
                                                  companies;

                                            -     Securities issued or
                                                  guaranteed by state or local
                                                  government bodies; and

                                            -     Repurchase agreements relating
                                                  to the above instruments.

                                            "High-quality" debt securities are
                                            those obligations which, at the time
                                            of purchase, (i) possess one of the
                                            two highest short-term ratings from
                                            at least two NRSROs (for example,
                                            commercial paper rated "A-1" or
                                            "A-2" by Standard & Poor's
                                            Corporation and "P-1" or "P-2" by
                                            Moody's Investors Service, Inc.); or
                                            (ii) are single rated and have
                                            received one of the two highest
                                            short-term ratings by an NRSRO; or
                                            (iii) if unrated, are determined by
                                            the Sub-Adviser to be of comparable
                                            quality.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager then focuses on generating a
                                            high-level of income. The manager
                                            generally evaluates investments
                                            based on interest rate sensitivity
                                            selecting those securities whose
                                            maturities fit the Fund's interest
                                            rate sensitivity target and which
                                            the manager believes to be the best
                                            relative values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.


                                            For a more complete description of
                                            the securities in which the Fund may
                                            invest, please see the Additional
                                            Investment Strategies and Risks on
                                            page 18 or consult the Statement of
                                            Additional Information ("SAI").


PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates or that
                                            the Fund's yield will decrease due
                                            to a decrease in interest rates.
                                            Interest rate risk is generally high
                                            for longer-term debt securities and
                                            low for shorter-term debt
                                            securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.




                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page 18.


                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

                     RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the Prime Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over three years to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class A Shares and Class B Shares will differ from the Trust Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.

                         PERFORMANCE BAR CHART AND TABLE

   Year-by-Year Total Returns as of 12/31 for Trust Shares(1)


   5.14%    4.75%    6.00%
   -----    -----    -----
   1998     1999     2000




   The performance information shown above is based on a calendar year.



   ---------------------------------------------------------------
            Best  quarter: 1.56%      12/31/00
   ---------------------------------------------------------------
            Worst quarter: 1.11%      6/30/99



   AVERAGE ANNUAL TOTAL RETURNS
   (for the periods ended December 31, 2000)(1)


                                                                     1 YEAR          SINCE INCEPTION (2)
-------------------------------------------------------------- -------------------- ----------------------
CLASS A SHARES                                                                             10/1/97
-------------------------------------------------------------- -------------------- ----------------------
    PRIME MONEY MARKET FUND                                          5.61%                  4.98%
-------------------------------------------------------------- -------------------- ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales
Charge)
-------------------------------------------------------------- -------------------- ----------------------
    PRIME MONEY MARKET FUND                                          0.95%                  3.61%
-------------------------------------------------------------- -------------------- ----------------------
TRUST SHARES
-------------------------------------------------------------- -------------------- ----------------------
    PRIME MONEY MARKET FUND                                          6.00%                  5.30%
-------------------------------------------------------------- -------------------- ----------------------



(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to September 2, 1998. Performance for periods prior to September 2, 1998, is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


As of December 31, 2000, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was 5.27%, 4.62%, and 5.62%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 4.97%, 4.47%, and 5.47%, respectively, for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.



 Shareholder
 Transaction
 Expenses (fees
 paid by you
 directly)(1)          CLASS A SHARES   CLASS B SHARES   TRUST SHARES
 Maximum Sales
 Charge (load)
 on Purchases          None             None             None
 --------------------- ---------------- ---------------- --------------
 Maximum Deferred
 Sales Charge (load)   None             5.00% (2)        None

 Redemption Fee (3)    0%               0%               0%




CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


 Annual Fund
 Operating
 Expenses
 (fees paid from
 Fund assets)          CLASS A SHARES   CLASS B SHARES   TRUST SHARES
 --------------------- ---------------- ---------------- --------------
 Management Fee (4)         0.40%             0.40%          0.40%
 --------------------- ---------------- ---------------- --------------
 Distribution and
 Service (12b-1) Fee (4)    0.50%             1.00%          0.00%
 --------------------- ---------------- ---------------- --------------
 Other Expenses (4)         0.40%             0.40%          0.40%
 --------------------- ---------------- ---------------- --------------
 Total Fund
 Operating Expenses (4)     1.30%             1.80%          0.80%
 --------------------- ---------------- ---------------- --------------



(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A are expected to be limited to 0.37% and other expenses are expected to be limited to be 0.33% for each class. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00%; Class B Shares, 1.63%; and Trust Shares, 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:

    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     PRIME MONEY MARKET FUND            1        3          5         10
                                      Year     Years      Years     Years
     Class A Shares                    $132     $412      $  713    $1,568
     ------------------------------- -------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption             $683     $866      $1,175    $1,985

       Assuming No Redemption          $183     $566      $  975    $1,985
     ------------------------------- -------- --------- ---------- ---------
     Trust Shares                      $ 82     $255      $  444    $  990
     ------------------------------- -------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
===============================================================================
BB&T U.S. TREASURY MONEY MARKET FUND

INVESTMENT OBJECTIVE                   The Fund seeks current income with
                                       liquidity and stability of
                                       principal by investing exclusively
                                       in short-term United States
                                       dollar-denominated obligations
                                       issued or guaranteed by the U.S.
                                       Treasury, some of which may be
                                       subject to repurchase agreements.

PRINCIPAL INVESTMENT STRATEGIES        To pursue this goal, the Fund
                                       invests exclusively in short-term
                                       U.S. dollar-denominated obligations
                                       issued by the U.S. Treasury ("U.S.
                                       Treasury Securities"), and repurchase
                                       agreements collateralized by
                                       U.S. Treasury Securities.Obligations
                                       purchased by the Fund are limited to
                                       U.S. dollar-denominated obligations
                                       which the Board of Trustees has
                                       determined present minimal credit risks.

                                       In managing the Fund, the portfolio
                                       manager focuses on generating a
                                       high-level of income. The manager
                                       generally evaluates investments
                                       based on interest rate sensitivity
                                       selecting those securities whose
                                       maturities fit the Fund's interest
                                       rate sensitivity target and which
                                       the manager believes to be the best
                                       relative values. Generally, the
                                       portfolio manager buys and holds
                                       securities until their maturity.

                                       The Fund will maintain an average
                                       weighted portfolio maturity of 90
                                       days or less and will limit the
                                       maturity of each security in its
                                       portfolio to 397 days or less.

                                       For a more complete description of
                                       the securities in which the Fund may
                                       invest, please see the Additional
                                       Investment Strategies and Risks on
                                       page X or consult the SAI.

PRINCIPAL INVESTMENT RISKS             Your investment in the Fund may be
                                       subject to the following principal
                                       risk:

                                       INTEREST RATE RISK: The possibility
                                       that the Fund's yield will decrease
                                       due to a decrease in interest rates
                                       or that the value of the Fund's
                                       investments will decline due to an
                                       increase in interest rates. Interest
                                       rate risk is generally high for
                                       longer-term debt securities and low
                                       for shorter-term debt securities.

                                       For more information about this
                                       risk, please see the Additional
                                       Investment Strategies and Risks on
                                       page X.

                                       AN INVESTMENT IN THE FUND IS NOT A
                                       DEPOSIT OR AN OBLIGATION OF BRANCH
                                       BANKING AND TRUST COMPANY, BB&T
                                       CORPORATION, THEIR AFFILIATES, OR
                                       ANY BANK, AND IT IS NOT INSURED OR
                                       GUARANTEED BY THE FEDERAL DEPOSIT
                                       INSURANCE CORPORATION OR ANY OTHER
                                       GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                       SEEKS TO PRESERVE THE VALUE OF YOUR
                                       INVESTMENT AT $1 PER SHARE, IT IS
                                       POSSIBLE TO LOSE MONEY BY INVESTING
                                       IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

The chart and table on this page show how the U.S. Treasury Money Market Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance over eight years to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

The returns for Class A Shares and Class B Shares will differ from the Trust Share returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their fund shares at the end of the period indicated.


                         PERFORMANCE BAR CHART AND TABLE

   Year-by-Year Total Returns as of 12/31 for Trust Shares (1)


   2.71%    3.49%    5.20%    4.65%    4.79%   4.85%    4.41%    5.66%
   -----    -----    -----    -----    -----   -----    ------   -----
   1993     1994     1995     1996     1997    1998     1999     2000



      The performance information shown above is based on a calendar year.



   ---------------------------------------------------------------------------
            Best  quarter: 1.48%        12/31/00
   ---------------------------------------------------------------------------
            Worst quarter: 0.62%         3/31/94



     AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2000)(1)


----------------------------------------------------------- ---------------- ------------------ ----------------------
                                                                   1 YEAR          5 YEARS (2)     SINCE INCEPTION (2)
----------------------------------------------------------- ---------------- ------------------ ----------------------
CLASS A SHARES                                                                                            10/5/92

    U.S. TREASURY MONEY MARKET FUND                                5.27%            4.60%                  4.17%
----------------------------------------------------------- ---------------- ------------------ ----------------------
CLASS B SHARES (with applicable Contingent Deferred Sales
Charge)
----------------------------------------------------------- ---------------- ------------------ ----------------------
    U.S. TREASURY MONEY MARKET FUND                                0.61%            3.63%                  3.68%
----------------------------------------------------------- ---------------- ------------------ ----------------------
TRUST SHARES
----------------------------------------------------------- ---------------- ------------------ ----------------------
    U.S. TREASURY MONEY MARKET FUND                                5.66%            4.87%                  4.42%
----------------------------------------------------------- ---------------- ------------------ ----------------------



(1)  Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were not in existence prior to January 1, 1996. Performance for periods prior to January 1, 1996 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would be lower than that shown.


As of December 31, 2000, the Fund's 7-day yield for Class A Shares, Class B Shares, and Trust Shares was 5.79%, 5.19%, and 6.19% respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 5.59%, 5.09%, and 6.09%, respectively for this time period. For current yield information on the Fund, call 1-800-228-1872. The Fund's yield appears in The Wall Street Journal each Thursday.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the U.S. Treasury Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

 Shareholder
 Transaction
 Expenses (fees
 paid by you
 directly)(1)          CLASS A SHARES  CLASS B SHARES   TRUST SHARES

 Maximum Sales
 Charge (load)
 on Purchases          None            None             None
 --------------------- --------------- ---------------- --------------
 Maximum Deferred
 Sales Charge (load)   None            5.00%2           None

 Redemption Fee (3)    0%              0%               0%




CONTINGENT DEFERRED SALES
CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


Annual Fund
Operating
Expenses
(fees paid from
Fund assets)          CLASS A SHARES  CLASS B SHARES   TRUST SHARES
--------------------- --------------- ---------------- --------------

Management Fee (4)         0.40%           0.40%           0.40%
--------------------- --------------- ---------------- --------------
Distribution and
Service (12b-1) Fee (4)    0.50%           1.00%           0.00%
--------------------- --------------- ---------------- --------------
Other Expenses             0.33%           0.33%           0.33%
--------------------- --------------- ---------------- --------------
Total Fund
Operating Expenses (4)     1.23%           1.73%           0.73%
--------------------- --------------- ---------------- --------------



(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(4) For the current fiscal year, management fees paid by the Fund are expected to be limited to 0.30%. Additionally, distribution and service (12b-1) fees for Class A Shares are expected to be limited to 0.37%. Total expenses after fee waivers and expense reimbursements for each class are expected to be: Class A Shares, 1.00%; Class B Shares, 1.63%; and Trust Shares, 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:

    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     U.S. TREASURY MONEY MARKET FUND    1        3          5         10
                                      Year     Years      Years      Years
     Class A Shares                    $125     $390      $  676     $1,489
     -------------------------------- ------- --------- ---------- ---------
     Class B Shares
       Assuming Redemption             $676     $845      $1,139     $1,909

       Assuming No Redemption          $176     $545      $  939     $1,909
     -------------------------------- ------- --------- ---------- ---------
     Trust Shares                      $ 75     $233      $  406     $  906
     -------------------------------- ------- --------- ---------- ---------

RISK/RETURN SUMMARY AND FUND EXPENSES
===============================================================================

BB&T TAX-FREE MONEY MARKET FUND

INVESTMENT OBJECTIVE                        The Fund seeks as high a level of
                                            current interest income exempt from
                                            federal income tax as is consistent
                                            with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES             To pursue this goal, the Fund
                                            invests in a broad range of
                                            short-term tax-exempt obligations
                                            issued by or on behalf of states,
                                            territories, and possessions of the
                                            United States, the District of
                                            Columbia, and their respective
                                            authorities, agencies,
                                            instrumentalities, and political
                                            subdivisions and tax-exempt
                                            derivative securities such as
                                            tender option bonds,
                                            participations, beneficial
                                            interests in trusts and partnership
                                            interests (collectively, "Municipal
                                            Securities").

                                            Although the Fund intends to invest
                                            its assets in tax-exempt
                                            obligations, the Fund is permitted
                                            to invest in private activity bonds
                                            and other securities which may be
                                            subject to the federal alternative
                                            minimum tax.

                                            When selecting securities for the
                                            Fund's portfolio, the manager first
                                            focuses on generating a high-level
                                            of income. The manager also
                                            considers safety of principal and
                                            the quality of an investment. The
                                            manager generally evaluates
                                            investments based on interest rate
                                            sensitivity selecting those
                                            securities whose maturities fit the
                                            Fund's interest rate sensitivity
                                            target and which the manager
                                            believes to be the best relative
                                            values.

                                            The Fund will maintain an average
                                            weighted portfolio maturity of 90
                                            days or less and will limit the
                                            maturity of each security in its
                                            portfolio to 397 days or less.


                                            The Fund may also invest in certain
                                            other short-term debt securities in
                                            addition to those described above.
                                            For a more complete description of
                                            the various securities in which the
                                            Fund may invest, please see the
                                            Additional Investment Strategies and
                                            Risks on page 18 or consult the SAI.


PRINCIPAL INVESTMENT RISKS                  Your investment in the Fund may be
                                            subject to the following principal
                                            risks:

                                            INTEREST RATE RISK: The possibility
                                            that the Fund's yield will decrease
                                            due to a decrease in interest rates
                                            or that the value of the Fund's
                                            investments will decline due to an
                                            increase in interest rates. Interest
                                            rate risk is generally high for
                                            longer-term debt securities and low
                                            for shorter-term debt securities.

                                            CREDIT RISK: The possibility that an
                                            issuer cannot make timely interest
                                            and principal payments on its debt
                                            securities such as bonds. The lower
                                            a security's rating, the greater its
                                            credit risk.

                                            TAX RISK. The risk that the issuer
                                            of the securities will fail to
                                            comply with certain requirements of
                                            the Internal Revenue Code, which
                                            would cause adverse tax
                                            consequences.


                                            For more information about these
                                            risks, please see the Additional
                                            Investment Strategies and Risks on
                                            page 18.


                                            AN INVESTMENT IN THE FUND IS NOT A
                                            DEPOSIT OR AN OBLIGATION OF BRANCH
                                            BANKING AND TRUST COMPANY, BB&T
                                            CORPORATION, THEIR AFFILIATES, OR
                                            ANY BANK, AND IT IS NOT INSURED OR
                                            GUARANTEED BY THE FEDERAL DEPOSIT
                                            INSURANCE CORPORATION OR ANY OTHER
                                            GOVERNMENT AGENCY. ALTHOUGH THE FUND
                                            SEEKS TO PRESERVE THE VALUE OF YOUR
                                            INVESTMENT AT $1 PER SHARE, IT IS
                                            POSSIBLE TO LOSE MONEY BY INVESTING
                                            IN THE FUND.

RISK/RETURN SUMMARY AND FUND EXPENSES

This section would normally include a bar chart and a table showing how the Tax-Free Money Market Fund has performed and how its performance has varied from year to year. Because the Fund had not commenced operations as of the date of this Prospectus, the bar chart and table are not shown.

RISK/RETURN SUMMARY AND FUND EXPENSES

FEES AND EXPENSES

As an investor in the Tax-Free Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.


Shareholder
Transaction
Expenses (fees
paid by you
directly)(1)        CLASS A SHARES   CLASS B SHARES TRUST SHARES


Maximum Sales
Charge (load)
on Purchases        None             None           None

------------------- ---------------- -------------- ---------------

Maximum Deferred
Sales Charge        None             5.00% (2)      None
(load)
                    0%               0%             0%
Redemption Fee (3)




                        CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.


Annual Fund
Operating
Expenses
(fees paid from     CLASS A SHARES   CLASS B SHARES TRUST SHARES
Fund assets)
------------------- ---------------- -------------- ---------------

Management Fee(4)        0.40%           0.40%           0.40%

------------------- ---------------- -------------- ---------------
Distribution and
Service (12b-1)          0.50%           1.00%           0.00%
Fee(4)
------------------- ---------------- -------------- ---------------
Other Expenses(4)        0.45%           0.45%           0.45%
------------------- ---------------- -------------- ---------------
Total Fund
Operating                1.35%           1.85%           0.85%
Expenses(4)
------------------- ---------------- -------------- ---------------



(1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.

(2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5%, 4%, 3%, 3%, 2%, 1%.

(3) A wire transfer fee of $7.00 may be deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


(4) Other expenses are based on estimated amounts for the current fiscal year. For the current fiscal year, we expect management fees paid by the Fund to be limited to 0.30%. Additionally, we expect distribution and service (12b-1) fees for Class A Shares to be limited to 0.37% and other expenses for each class to be limited to 0.33%. Accordingly, we expect total expenses after fee waivers and expense reimbursements for each class to be: Class A Shares, 1.00%; Class B Shares, 1.63%; and Trust Shares, 0.63%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

RISK/RETURN SUMMARY AND FUND EXPENSES

EXPENSE EXAMPLE

USE THE TABLE AT RIGHT TO COMPARE FEES AND EXPENSES WITH THOSE OF OTHER FUNDS. IT ILLUSTRATES THE AMOUNT OF FEES AND EXPENSES YOU WOULD PAY, ASSUMING THE
FOLLOWING:
    - $10,000 INVESTMENT
    - 5% ANNUAL RETURN
    - REDEMPTION AT THE END OF EACH PERIOD
    - NO CHANGES IN THE FUND'S OPERATING EXPENSES

BECAUSE THIS EXAMPLE IS HYPOTHETICAL AND FOR COMPARISON ONLY, YOUR ACTUAL COSTS WILL BE DIFFERENT.


     TAX-FREE MONEY MARKET FUND         1        3
                                       Year    Years
     Class A Shares                    $137     $428
     -------------------------------- ------- ---------
     Class B Shares
       Assuming Redemption             $688     $882

       Assuming No Redemption          $188     $582
     -------------------------------- ------- ---------
     Trust Shares                      $ 87     $271
     -------------------------------- ------- ---------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

MONEY MARKET FUNDS

PRIME MONEY MARKET FUND - The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. Bank instruments include bank accounts, time deposits, certificates of deposit, and banker's acceptances. As a matter of non-fundamental policy, instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit.

The Fund may invest in debt obligations of foreign corporations and banks including Eurodollar Time Deposits and Yankee Certificates of Deposit.


The Fund may purchase securities subject to credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases, the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.


TAX-FREE MONEY MARKET FUND - As a fundamental policy, except during periods of unusual market conditions or during temporary defensive periods, the Fund will invest substantially all, but in no event less than 80%, of its total assets in Municipal Securities with remaining maturities of 397 days (thirteen months) or less as determined in accordance with the rules of the SEC.

The Fund may hold uninvested cash reserves pending investment, during temporary defensive periods or if, in the opinion of the Adviser, suitable tax-exempt obligations are unavailable. There is no percentage limitation on the amount of assets which may be held uninvested. Uninvested cash reserves will not earn income. The securities purchased by the Fund are also subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and other rules of the SEC. Pursuant to Rule 2a-7, the Fund generally will limit its purchase of any one issuer's securities (other than U.S. Government securities, repurchase agreements collateralized by such securities and securities subject to certain guarantees or otherwise providing the right to demand payment) to 5% of the Fund's total assets, except that up to 25% of its total assets may be invested in the first-tier securities (securities that possess at least one rating in the highest category by an NRSRO or, if unrated, determined by the Adviser to be of comparable quality) of one issuer for a period of up to three business days; provided that the Fund may not invest more than 25% of its total assets in the securities of more than one issuer in accordance with the foregoing at any one time.

The Fund will only purchase securities that present minimal credit risk as determined by the Adviser pursuant to guidelines approved by the Board of Trustees of BB&T Funds. Securities purchased by the Fund (or the issuers of such securities) will be Eligible Securities. Applicable Eligible Securities are:

- Securities that have short-term debt ratings at the time of purchase (or which are guaranteed or in some cases otherwise supported by guarantees or other credit supports with such ratings) in the two highest rating categories by at least two unaffiliated NRSROs (or one NRSRO if the security or guarantee was rated by only one NRSRO);

-    securities that are issued or guaranteed by a person with such ratings;

- securities without such short-term ratings that have been determined to be of comparable quality by the Adviser pursuant to guidelines approved by the Board of Trustees; or

- shares of other open-end investment companies that invest in the type of obligations in which the Fund may invest.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes only the PRINCIPAL securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.

FUND NAME                                                       FUND CODE
---------                                                       ---------
Prime Money Market Fund                                             1
U.S. Treasury Money Market Fund                                     2
Tax-Free Money Market Fund                                          3




                     INSTRUMENT                                   FUND CODE             RISK TYPE
                     ----------                                   ---------             ---------


ASSET-BACKED SECURITIES: Securities secured by                        1                 Pre-payment
company receivables, home equity loans, truck and                                       Market
auto loans, leases, credit card receivables and                                         Credit
other securities backed by other types of                                               Interest Rate
receivables or other assets.                                                            Regulatory
                                                                                        Liquidity



BANKERS' ACCEPTANCES: Bills of exchange or time                       1                 Credit
drafts drawn on and accepted by a commercial bank.                                      Liquidity
Maturities are generally six months or less.                                            Market
                                                                                        Interest Rate



BONDS:  Interest-bearing or discounted government or                  1                 Market
corporate securities that obligate the issuer to pay                                    Credit
the bondholder a specified sum of money, usually at                                     Interest Rate
specific intervals, and to repay the principal
amount of the loan at maturity.



CERTIFICATES OF DEPOSIT: Negotiable instruments with                  1                 Market
a stated maturity.                                                                      Credit
                                                                                        Liquidity
                                                                                        Interest Rate



COMMERCIAL PAPER: Secured and unsecured short-term                  1, 3                Credit
promissory notes issued by corporations and other                                       Liquidity
entities. Maturities generally vary from a few days                                     Market
to nine months.                                                                         Interest Rate



DERIVATIVES:  Instruments whose value is derived                      3                 Management
from an underlying contract, index or security, or                                      Market
any combination thereof, including futures,                                             Credit
options  (e.g., put and calls), options on futures,                                     Liquidity
swap agreements, and some mortgage-backed securities.                                   Leverage
                                                                                        Interest Rate


FOREIGN SECURITIES: Stocks issued by foreign                          1                 Market
companies, as well as commercial paper of foreign                                       Political
issuers and obligations of foreign banks, overseas                                      Liquidity
branches of U.S. banks and supranational entities.                                      Foreign Investment

INVESTMENT COMPANY SECURITIES: Shares of investment                 1, 3                Market
companies.  Each Fund, other than the U.S. Treasury
Fund may invest up to 5% of its assets in the shares
of any one registered investment company, but may
not own more than 3% of the securities of any one
registered investment company or invest more than
10% of its assets in the securities of other
registered investment companies.  These registered
investment companies may include money market funds
of BB&T Funds and shares of other registered
investment companies for which the Adviser to a Fund
or any of their affiliates serves as investment
adviser, administrator or distributor.  The Money
Market Funds may only invest in shares of other
investment companies with similar objectives.

MORTGAGE-BACKED SECURITIES: Debt obligations secured                   1                  Pre-payment
by real estate loans and pools of loans.  These                                           Market
include collateralized mortgage obligations and real                                      Credit
estate mortgage investment conduits.                                                      Regulatory

MUNICIPAL SECURITIES: Securities issued by a state                    1,3                 Market
or political subdivision to obtain funds for various                                      Credit
public purposes.  Municipal securities include                                            Political
industrial development bonds and other private                                            Tax
activity bonds, as well as general obligation bonds,                                      Regulatory
revenue bonds, tax anticipation notes, bond
anticipation notes, revenue anticipation notes,
project notes, other short-term tax-exempt
obligations, municipal leases, obligations of
municipal housing

authorities (single family revenue
bonds), and obligations issued on behalf of sec. 501(c)(3) organizations.

There are two general types of
municipal bonds:
General-obligations bonds, which
are secured by the taxing power of
the issuer and revenue bonds, which
take many shapes and forms but are
generally backed by revenue from a
specific project or tax. These
include, but are not limited, to
certificates of participation
("COPs"); utility and sales tax
revenues; tax increment or tax
allocations; housing and special
tax, including assessment district
and community facilities district
issues which are secured by
specific real estate parcels;
hospital revenue; and industrial
development bonds that are secured
by a private company.



REPURCHASE AGREEMENTS: The purchase of a security                    1-3                  Market
and the simultaneous commitment to return the                                             Credit
security to the seller at an agreed upon price on an
agreed upon date.  This is treated as a loan.


RESTRICTED SECURITIES:  Securities not registered                      1                  Liquidity
under the Securities Act of 1933, such as privately                                       Market
placed commercial paper and Rule 144A securities.

SECURITIES LENDING: The lending of up to 33 1/3% of                   1-3                 Market
the Fund's total assets.  In return the Fund will                                         Leverage
receive cash, other securities, and/or letters of                                         Liquidity
credit.                                                                                   Credit


STAND-BY COMMITMENTS:  The Fund may acquire                            3                  Market
"stand-by commitments" with respect to Municipal
Securities held in its portfolio.  The Fund will
acquire stand-by commitments solely to facilitate
portfolio liquidity.



TIME DEPOSITS: Non-negotiable receipts issued by a                    1, 2                Liquidity
bank in exchange for the deposit of funds.                                                Credit
                                                                                          Market


U.S. GOVERNMENT AGENCY SECURITIES: Securities issued                   1                  Interest Rate
by agencies and instrumentalities of the U.S.                                             Credit
government. These include Ginnie Mae, Fannie Mae,
and Freddie Mac.

U.S. TREASURY OBLIGATIONS: Bills, notes, bonds,                       1, 2                Interest Rate
separately traded registered interest and principal
securities, and coupons under bank entry safekeeping.

VARIABLE AND FLOATING RATE INSTRUMENTS: Obligations                  1, 3                 Credit
with interest rates which are reset daily, weekly,                                        Liquidity
quarterly or some other period and which may be                                           Market
payable to the Fund on demand.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS:                      1, 3                 Market
Purchase or contract to purchase securities at a                                          Leverage
fixed price for delivery at a future date.  Under                                         Liquidity
normal market conditions, when-issued purchases and                                       Credit
forward commitments will not exceed 25% of the value
of a Fund's total assets.

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PRE-PAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" - or repay - higher yielding bonds before their stated maturity. Changes in pre-payment rates can result in greater price and yield volatility. Pre-payments and calls generally accelerate when interest rates decline. When mortgage and other obligations are pre-paid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income
- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with Federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

FUND MANAGEMENT

         THE INVESTMENT ADVISER


BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.

In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages assets of more than $9 billion.


Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

For these advisory services, the Funds paid as follows during their fiscal year ended:



-------------------------------------- --------------------------
                                          PERCENTAGE OF AVERAGE
                                        NET ASSETS FOR THE FISCAL
                                              YEAR ENDED
                                              09/30/00(1)
-------------------------------------- --------------------------
Prime Money Market Fund                         0.28%
-------------------------------------- --------------------------
U.S. Treasury Money Market Fund                 0.30%
-------------------------------------- --------------------------



(1) BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds now do so as the personnel of BB&T Asset Management.


THE INVESTMENT SUB-ADVISERS

PRIME MONEY MARKET FUND. Federated Investment Management Company ("Federated IMC") serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, Federated IMC manages the Fund, selects its investments, and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. Federated IMC's address is:
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


Federated IMC and other subsidiaries of Federated Investors, Inc. advise approximately 185 mutual funds and separate accounts, which totaled approximately $130 billion in assets as of September 30, 2000. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


TAX-FREE MONEY MARKET FUND. BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) serves as the Sub-Adviser to the Prime Money Market Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BIMC manages the Fund, selects its investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Prime Money Market Fund's investment objective, policies and restrictions. BIMC's principal business address is 400 Bellevue Parkway, 4th Floor, Wilmington, Delaware 19809.


BFMI, BlackRock International and BIMC are each wholly owned subsidiaries of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. As of December 31, 2000, BAI and its subsidiaries had approximately $203.8 billion in discretionary assets under management. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company.


THE DISTRIBUTOR AND ADMINISTRATOR

BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The SAI has more detailed information about the Adviser and other service providers.

SHAREHOLDER INFORMATION

CHOOSING A SHARE CLASS

Class A Shares, Class B Shares, and Trust Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

-        No sales charges.
-        Distribution and service fees of 0.50% of average daily net assets.
-        OFFERED BY:
         Prime Money Market Fund
         U.S. Treasury Money Market Fund
         Tax-Free Money Market Fund *

CLASS B SHARES

- No front-end sales charge; all your money goes to work for you right away.
- Distribution and service (12b-1) fees of 1.00% of average daily net assets.

-        A deferred sales charge, as described on page 36.

- Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
-        Maximum investment for all Class B purchases:  $250,000.
-        OFFERED BY:
         Prime Money Market Fund
         U.S. Treasury Money Market Fund
         Tax-Free Money Market Fund *

NOTE: Shareholders obtaining Class B Shares of a Money Market Fund upon an exchange of Class B Shares of any other Fund, will be requested to participate in the Auto Exchange Program in such a way that their Class B Shares have been withdrawn from the Money Market Fund within two years of purchase.

TRUST SHARES

-        No sales charges.
-        No distribution and service (12b-1) fees.
- Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.
-        OFFERED BY:
         Prime Money Market Fund
         U.S. Treasury Money Market Fund
         Tax-Free Money Market Fund  *

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.

Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.

Generally, expenses applicable to a Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

* Class A Shares, Class B Shares, and Trust Shares of the Tax-Free Money Market Fund are not currently being offered.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

How NAV is Calculated

The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:


                                      NAV =

                           TOTAL ASSETS - LIABILITIES
                           --------------------------
                                Number of Shares
                                   Outstanding

NAV is calculated separately for each class of shares.



MONEY MARKET FUNDS

The per share net asset value ("NAV") of the Prime Money Market and U.S. Treasury Money Market Funds will be determined at 12:00 p.m. Eastern Time, 3:00 p.m. Eastern Time, and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, on days the Exchange is open. The NAV of the Tax-Free Money Market Fund will be determined on the same schedule with the exception of the 3:00 p.m. Eastern Time determination, which will not be performed.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Shares of the Funds through the Distributor or through banks, brokers and other investment representatives or institutions, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative or institution, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Trust Shares may be purchased only through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust company or one of its affiliates or other financial service providers approved by the Distributor. Consult your investment representative or institution for specific information.


  ACCOUNT TYPE                       MINIMUM            MINIMUM
                               INITIAL INVESTMENT     SUBSEQUENT
  CLASS A OR
  CLASS B
  Regular                            $1,000             $    0
-------------------------------------------------------------------
  Automatic Investment Plan          $   25             $   25
-------------------------------------------------------------------


All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.




-------------------------------------------------------------------------------
Avoid 31% Tax Withholding
-------------------------------------------------------------------------------

Each Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A AND CLASS B SHARES
ONLY

BY REGULAR MAIL

If purchasing through your financial adviser or brokerage account, simply tell your adviser or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.     Make check, bank draft or money order payable to "BB&T Funds."

3.     Mail to:  BB&T Funds
                 P.O. Box 182533
                 Columbus, OH 43218-2533

Subsequent:
1.      Use the investment slip attached to your account statement.
        Or, if unavailable,
2.      Include the following information on a piece of paper:
        - BB&T Funds/Fund name
        - Share class
        - Amount invested
        - Account name
        - Account number

     Include your account number on your check.

3.       Mail to:  BB&T Funds
                   P.O. Box 182533
                   Columbus, OH 43218-2533

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
4.       Send to: BB&T Funds
                    c/o BISYS Fund Services
                    Attn:  T.A. Operations
                    3435 Stelzer Road
                    Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a
U. S. Bank. Your bank or broker may charge for this service.

Establish electronic purchase option on your account application or call 1-800-228-1872. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-228-1872 to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

                          ELECTRONIC VS. WIRE TRANSFER


                                            Wire transfers allow financial
                                            institutions to send funds to each
                                            other, almost instantaneously. With
                                            an electronic purchase or sale, the
                                            transaction is made through the
                                            Automated Clearing House (ACH) and
                                            may take up to eight days to clear.
                                            There is generally no fee for ACH
                                            transactions.




BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-228-1872. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
   Huntington National Bank
   Routing Number:  ABA #044 000 024
   A/C 01899607383
   BB&T Funds

Include:
   Your name
   Your confirmation number
After instructing your bank to wire the funds, call 1-800-228-1872 to advise us of the amount being transferred and the name of your bank

 ...............................................................................
You can add to your account by using the convenient options described below. The Fund reserves the right to change or eliminate these privileges at any time with 60 days notice.
 ...............................................................................

SHAREHOLDER INFORMATION

AUTOMATIC INVESTMENT PLAN - CLASS A AND
CLASS B SHARES ONLY

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $25, once you've invested the $25 minimum required to open the account.

To invest regularly from your bank account:

     - Complete the Automatic Investment Plan portion on your Account Application or the supplemental sign-up form
     -    Make sure you note:
          [X]  Your bank name, address and account number
          [X]  The amount you wish to invest automatically (minimum $25)
          [X] How often you want to invest (every month, 4 times a year, twice a year or once a year)
     -    Attach a voided personal check.

Call 1-800-228-1872 for an enrollment form or consult the SAI for additional information.


DIRECTED DIVIDEND OPTION

By selecting the appropriate box in the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another BB&T Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest dividends or the reinvestment will be suspended and your dividends paid to you. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.


DIVIDENDS AND DISTRIBUTIONS

All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. Dividends are higher for Trust Shares than for Class A Shares and Class B Shares because Trust Shares have lower distribution expenses. Similarly, dividends are higher for Class A Shares than for Class B Shares. Income dividends for the Money Market Funds are declared daily and paid monthly. Capital gains, if any, are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES
===================


You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.



WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
===============================================================================

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
-------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.


INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

By telephone                           1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See
(unless you have declined              "General Policies on Selling Shares--Verifying Telephone
telephone sales privileges)            Redemptions" below)
-------------------------------------- ---------------------------------------------------------------------
By mail                                1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:
                                       - your Fund and account number
                                       - amount you wish to redeem
                                       - address where your check should be sent
                                       - account owner signature
                                       2. Mail to:
                                       BB&T Funds
                                       P.O. Box 182533
                                       Columbus, OH 43218-2533.
-------------------------------------- ---------------------------------------------------------------------
By overnight service                   See instruction 1 above.
(See "General Policies on              2. Send to :
Selling Shares--Redemptions in         BB&T Funds
Writing Required" below)               c/o BISYS Fund Services
                                       Attn: T.A. Operations
                                       3435 Stelzer Road
                                       Columbus, OH 43219.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

Wire transfer                          Call 1-800-228-1872 to request a wire transfer.
You must indicate this option on
your application.                      If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

The Fund will charge a $7 wire
transfer fee for each wire
transfer request. As of the date of
this prospectus, BB&T Funds has
waived the $7 wire transfer fee. This
waiver is voluntary and may be
discontinued at any time. Note: Your
financial institution may also
charge a separate fee.

-------------------------------------- ---------------------------------------------------------------------
Electronic Redemptions                 Call 1-800-228-1872 to request an electronic redemption.

Your bank must participate in          If you call by 4 p.m. Eastern time, the NAV of your shares
the Automated Clearing House           will normally be determined on the same day and the proceeds
(ACH) and must be a U.S. bank.         credited within 7 days.

Your bank may charge for this service.


AUTO REDEMPTION PLAN - CLASS A AND CLASS B SHARES ONLY

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:

- Complete the supplemental sign-up form which you may obtain by calling 1-800-228-1872.
- Include a voided personal check.
- Your account must have a value of $5,000 or more to start withdrawals.
- If the value of your account falls below $1,000, you may be asked to add sufficient funds to bring the account back to $1,000, or the Fund may close your account and mail the proceeds to you.

Redemption by Check Writing  - CLASS A AND CLASS B SHARES ONLY
You may write checks in amounts of $100 or more on your account in the Prime Money Market Fund, U.S. Treasury Money Market Fund or Tax-Free Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30-days' written notice. You must maintain the minimum required account balance in the Fund of $1,000 and you may not close your Fund account by writing a check.

GENERAL POLICIES ON SELLING SHARES
----------------------------------

REDEMPTIONS IN WRITING REQUIRED


You must request a redemption in writing if:
 -     Redemption from an Individual Retirement Account ("IRA").

You must request redemption in writing and obtain a signature guarantee if:
 -     The check is not being mailed to the address on your account; or
 -     The check is not being made payable to the owner(s) of the account; or
 -     Your account address has changed within the last ten business days; or
 - The redemption proceeds are being transferred to another Fund account with different registration; or
 - The redemption proceeds are being wired to bank instructions currently not on your account.


      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

SHAREHOLDER INFORMATION
-----------------------

SELLING YOUR SHARES - CONTINUED

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND
Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $1,000, the Fund may ask you to increase your balance. If it is still below $1,000 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

-------------------------------------------------------------------------------
CLASS A SHARES
-------------------------------------------------------------------------------

Class A Shares are sold at their public offering price. This price equals NAV. There is no sales charge on Class A Shares of the Money Market Funds.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

-------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------


Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge ("CDSC") at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.



CLASS B SHARES

--------------------------------------- -----------------------------------
                                               CDSC AS A % OF DOLLAR
         YEARS SINCE PURCHASE                AMOUNT SUBJECT TO CHARGE
--------------------------------------- -----------------------------------
                  0-1                                  5.00%
                  1-2                                  4.00%
                  2-3                                  3.00%
                  3-4                                  3.00%
                  4-5                                  2.00%
                  5-6                                  1.00%
              more than 6                              None
--------------------------------------- -----------------------------------

If you sell some but not all of your Class B Shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES
- Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.
- After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
- You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
- If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
- The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

SHAREHOLDER INFORMATION
------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

CLASS B SHARES
--------------

The CDSC will be waived under certain circumstances, including the following:

      - Minimum required distributions from an IRA or other qualifying retirement plan to a shareholder who has attained age 70-1/2.

      - Redemptions from accounts following the death or disability of the shareholder.

      - Investors who purchased through a participant directed defined benefit plan.

      -  Returns of excess contributions to retirement plans.

      - Distributions of less than 12% of the annual account value under an Auto Withdrawal Plan.

      - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

      - Investors who purchased through the Cash Sweep Program and BB&T Treasury Services Division.

DISTRIBUTION AND SERVICE (12b-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

          - The 12b-1 and shareholder servicing fees vary by share class as follows:

               [X] Class A Shares pay a 12b-1 fee of up to .50% of the average daily net assets of a Fund.

               [X] Class B Shares pay a 12b-1 fee of up to 1.00% of the average daily net assets of the applicable Fund. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

          - The higher 12b-1 fee on Class B Shares, together with the CDSC, help the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

          - The Distributor may use up to .25% of the 12b-1 fee for shareholder servicing and up to .75% for distribution.

Over time shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an on-going basis.

SHAREHOLDER INFORMATION
-----------------------

EXCHANGING YOUR SHARES
----------------------

You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares and Class B Shares may also be exchanged for Trust Shares of the same Fund if you become eligible to purchase Trust Shares. Additionally, Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Trust Shares may not be exchanged for Class B Shares, and Class A Shares may not be exchanged for Class B Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived.


INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:

          -    Your name and telephone number
          -    The exact name on your account and account number
          - Taxpayer identification number (usually your Social Security number)
          -    Dollar value or number of shares to be exchanged
          -    The name of the Fund from which the exchange is to be made.
          -    The name of the Fund into which the exchange is being made.

See "Selling your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs , or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.

AUTO EXCHANGE PLAN
CLASS B SHARES ONLY


You can use the Funds' Auto Exchange Plan to purchase Class B Shares of the Funds at regular intervals through regular, automatic redemptions from your BB&T Fund account. To participate in the Automatic Exchange:


          -    Complete the appropriate section of the Account Application.
          - Keep a minimum of $10,000 in your BB&T Funds account and $1,000 in the Fund whose shares you are buying.


  Shareholders investing in Class B Shares of the Money Market Funds, as opposed to Shareholders obtaining Class B Shares of the Money Market Funds upon exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange Plan and set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares will be withdrawn from the U.S. Treasury Money Market Fund, Prime Money
  Market Fund, or Tax-Free Money Market Fund within 2 years of purchase.


To change the Auto Exchange Plan instructions or to discontinue the feature, you must send a written request to BB&T Funds, P.O. Box 182533, Columbus, Ohio 43218-2533.

NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.

The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
-----------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains, if any, will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Free Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in the Tax-Free Money Market Fund may have on the federal taxation of your benefits. In addition, an investment in the Tax-Free Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

BB&T Funds will send you a statement each year showing the tax status of all your distributions.

- For each Fund, other than the Tax-Free Money Market Fund, the dividends that you receive are considered ordinary income for tax purposes.

- Generally, the Funds' advisers do not consider taxes when deciding to buy or sell securities.

- Distributions of dividends (or capital gains, if any) may be subject to state and local income taxes as well.

- Foreign governments may withhold taxes on dividends and interest paid, while imposing taxes on other payments or gains, with respect to foreign securities.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

FINANCIAL HIGHLIGHTS


THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUNDS' FINANCIAL PERFORMANCE FOR THE PAST 5 YEARS OR, IF SHORTER, THE PERIOD OF THE FUNDS' OPERATIONS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED [OR LOST] ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED BY KPMG LLP, WHOSE REPORT, ALONG WITH THE FUND'S FINANCIAL STATEMENTS, ARE INCLUDED IN THE SAI, WHICH IS AVAILABLE UPON REQUEST. FINANCIAL HIGHLIGHTS FOR THE TAX-FREE MONEY MARKET FUND ARE NOT PRESENTED BECAUSE IT HAD NOT COMMENCED OPERATIONS AS OF SEPTEMBER 30, 2000.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                         FOR THE               FOR THE                OCTOBER 1,
                                                       YEAR ENDED            YEAR ENDED                 1997 TO
                                                      SEPTEMBER 30,         SEPTEMBER 30,            SEPTEMBER 30,
                                                          2000                  1999                   1998 (a)
                                                      -------------         -------------            -------------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                $  1.000               $ 1.000                  $ 1.000
    ---------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                0.052                 0.043                    0.048
    ---------------------------------------------------------------------------------------------------------------
            Total from Investment Activities               0.052                 0.043                    0.048
    ---------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                               (0.052)               (0.043)                  (0.048)
    ---------------------------------------------------------------------------------------------------------------
            Total Distributions                           (0.052)               (0.043)                  (0.048)
    ---------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                      $  1.000               $ 1.000                  $ 1.000
    ---------------------------------------------------------------------------------------------------------------
            Total Return                                    5.35%                 4.42%                    4.93%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                   $277,219               $ 5,395                  $ 3,262
      Ratio of expenses to average net assets               1.00%                 0.80%                    0.83%(c)
      Ratio of net investment income to average
        net assets                                          5.68%                 4.34%                    4.83%(c)
      Ratio of expenses to average net assets*              1.25%                 1.39%                    1.43%(c)



    * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.
   (b) Not annualized.
   (c) Annualized.
                                       42

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                          FOR THE              FOR THE               SEPTEMBER 2,
                                                        YEAR ENDED           YEAR ENDED                 1998 TO
                                                       SEPTEMBER 30,        SEPTEMBER 30,            SEPTEMBER 30,
                                                           2000                 1999                   1998 (a)
                                                       -------------        -------------            -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                  $ 1.000              $ 1.000                  $ 1.000
    ------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                 0.046                0.036                    0.003
    ------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities                0.046                0.036                    0.003
    ------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                (0.046)              (0.036)                  (0.003)
    ------------------------------------------------------------------------------------------------------------------
            Total Distributions                            (0.046)              (0.036)                  (0.003)
    ------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                        $ 1.000              $ 1.000                  $ 1.000
    ------------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption charge)        4.65%                3.64%                    0.32%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                     $41,644              $ 9,391                  $   300
      Ratio of expenses to average net assets                1.63%                1.56%                    1.64%(c)
      Ratio of net investment income to average
        net assets                                           4.76%                3.58%                    3.98%(c)
      Ratio of expenses to average net assets*               1.80%                1.89%                    1.99%(c)


    * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS              PRIME MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                           FOR THE             FOR THE            OCTOBER 1,
                                                         YEAR ENDED          YEAR ENDED             1997 TO
                                                        SEPTEMBER 30,       SEPTEMBER 30,        SEPTEMBER 30,
                                                            2000                1999               1998 (a)
                                                        -------------       -------------        -------------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                   $ 1.000             $ 1.000              $ 1.000
    -----------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                                  0.056               0.046                0.051
    -----------------------------------------------------------------------------------------------------------
            Total from Investment Activities                 0.056               0.046                0.051
    -----------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                                 (0.056)             (0.046)              (0.051)
    -----------------------------------------------------------------------------------------------------------
            Total Distributions                             (0.056)             (0.046)              (0.051)
    -----------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                         $ 1.000             $ 1.000              $ 1.000
    -----------------------------------------------------------------------------------------------------------
            Total Return                                      5.70%               4.69%                5.23%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                      $78,331             $56,492              $37,769
      Ratio of expenses to average net assets                 0.63%               0.54%                0.55%(c)
      Ratio of net investment income to average
        net assets                                            5.62%               4.57%                5.11%(c)
      Ratio of expenses to average net assets*                0.80%               0.88%                0.91%(c)


    * During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.


   (a) Period from commencement of operations.
   (b) Not annualized.
   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                         FOR THE YEAR ENDED SEPTEMBER 30,
                                              -------------------------------------------------------
                                                 2000       1999       1998       1997       1996
                                               --------   --------   --------   --------   --------
    CLASS A SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD        $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                        0.049      0.040      0.046      0.044      0.044
    --------------------------------------------------------------------------------------------------
            Total from Investment Activities       0.049      0.040      0.046      0.044      0.044
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                       (0.049)    (0.040)    (0.046)    (0.044)    (0.044)
    --------------------------------------------------------------------------------------------------
            Total Distributions                   (0.049)    (0.040)    (0.046)    (0.044)    (0.044)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD              $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
    --------------------------------------------------------------------------------------------------
            Total Return                            4.98%      4.08%      4.75%      4.50%      4.49%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)           $170,380   $ 42,241   $ 41,478   $ 32,541   $ 27,931
      Ratio of expenses to average net assets       1.00%      0.84%      0.86%      0.95%      0.99%
      Ratio of net investment income to average
        net assets                                  5.11%      4.00%      4.65%      4.41%      4.37%
      Ratio of expenses to average net assets*      1.23%      1.23%      1.26%      1.25%      1.25%


    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                                                                                    JANUARY 1,
                                                                   FOR THE YEAR ENDED SEPTEMBER 30,                  1996 TO
                                                   -------------------------------------------------------------   SEPTEMBER 30,
                                                       2000            1999            1998            1997          1996 (a)
                                                   -------------   -------------   -------------   -------------   -------------
    CLASS B SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.000          $1.000          $1.000          $1.000          $1.000
    -----------------------------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                            0.042           0.033           0.039           0.036           0.025
    -----------------------------------------------------------------------------------------------------------------------------
            Total from Investment Activities           0.042           0.033           0.039           0.036           0.025
    -----------------------------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                           (0.042)         (0.033)         (0.039)         (0.036)         (0.025)
    -----------------------------------------------------------------------------------------------------------------------------
            Total Distributions                       (0.042)         (0.033)         (0.039)         (0.036)         (0.025)
    -----------------------------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                   $ 1.000          $1.000          $1.000          $1.000          $1.000
    -----------------------------------------------------------------------------------------------------------------------------
            Total Return (excludes redemption
              charge)                                   4.28%           3.31%           3.97%           3.67%           2.53%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)                $10,425          $2,264          $1,255          $1,502          $1,305
      Ratio of expenses to average net assets           1.63%           1.59%           1.61%           1.75%           1.75%(c)
      Ratio of net investment income to average
        net assets                                      4.43%           3.25%           3.90%           3.61%           3.55%(c)
      Ratio of expenses to average net assets*          1.73%           1.73%           1.76%             **              **


    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

    ** There were no voluntary fee reductions during this period.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   OTHER INFORMATION ABOUT THE FUNDS      U.S. TREASURY MONEY MARKET FUND

   FINANCIAL HIGHLIGHTS
   CONTINUED


                                                              FOR THE YEAR ENDED SEPTEMBER 30,
                                                 ---------------------------------------------------------
                                                   2000        1999        1998        1997        1996
                                                 ---------   ---------   ---------   ---------   ---------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD         $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
    ---------------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES:
      Net investment income                          0.052       0.043       0.049       0.046       0.046
    ---------------------------------------------------------------------------------------------------------
            Total from Investment Activities         0.052       0.043       0.049       0.046       0.046
    ---------------------------------------------------------------------------------------------------------
    DISTRIBUTIONS:
      Net investment income                         (0.052)     (0.043)     (0.049)     (0.046)     (0.046)
    ---------------------------------------------------------------------------------------------------------
            Total Distributions                     (0.052)     (0.043)     (0.049)     (0.046)     (0.046)
    ---------------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD               $   1.000   $   1.000   $   1.000   $   1.000   $   1.000
    ---------------------------------------------------------------------------------------------------------
            Total Return                              5.33%       4.34%       5.01%       4.71%       4.74%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of period (000)            $ 395,617   $ 282,585   $ 235,796   $ 266,840   $ 205,974
      Ratio of expenses to average net assets         0.63%       0.59%       0.61%       0.75%       0.75%
      Ratio of net investment income to average
        net assets                                    5.24%       4.26%       4.90%       4.61%       4.63%
      Ratio of expenses to average net assets*        0.73%       0.73%       0.76%       0.75%       0.75%


    * During the period, certain fees were voluntarily reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):
The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, PROSPECTUSES OF OTHER MEMBERS OF THE BB&T FUNDS FAMILY, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING A BROKER OR BANK THAT SELLS THE FUND. OR CONTACT THE FUND AT:

                                   BB&T FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                            TELEPHONE: 1-800-228-1872
                        INTERNET: http://www.bbtfunds.com
-------------------------------------------------------------------------------

You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.
     -    Free from the Commission's Website at http://www.sec.gov.





Investment Company Act file no. 811-6719.

                               [BB&T FUNDS LOGO]

                                   PROSPECTUS

                           SMALL COMPANY GROWTH FUND

                                  TRUST SHARES

                                FEBRUARY 1, 2001

                                   QUESTIONS?

                              Call 1-800-228-1872
                       or your investment representative

The Securities and Exchange Commission has not approved the shares described in this prospectus or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

         BB&T FUNDS                                   TABLE OF CONTENTS


                                                      RISK/RETURN SUMMARY AND FUND EXPENSES

                                            [ICON]
Carefully review this important                           3  Overview
section, which summarizes each                            4  Small Company Growth Fund
Fund's investments, risks, past
performance, and fees.

                                                      ADDITIONAL INVESTMENT STRATEGIES AND RISKS

                                            [ICON]
Review this section for                                   8  Investment Practices
information on investment                                10  Investment Risks
strategies and their risks.

                                                      FUND MANAGEMENT

                                            [ICON]
Review this section for details on                       12  The Investment Adviser
the people and organizations who                         12  The Investment Sub-Adviser
oversee the Funds.                                       12  Portfolio Managers
                                                         13  The Distributor and Administrator

                                                      SHAREHOLDER INFORMATION

                                            [ICON]
Review this section for details on                       14  Choosing a Share Class
how shares are valued, how to                            15  Pricing of Fund Shares
purchase, sell and exchange                              16  Purchasing and Adding to Your Shares
shares, related charges, and                             17  Selling Your Shares
payments of dividends and                                19  General Policies on Selling Shares
distributions.                                           20  Exchanging Your Shares
                                                         21  Dividends, Distributions and Taxes
                                                         22  Financial Highlights

                                                      BACK COVER

                                            [ICON]
                                                             Where to learn more about this Fund

 [LOGO]
          RISK/RETURN SUMMARY AND FUND EXPENSES                  OVERVIEW



    THE FUNDS                             BB&T Funds is a mutual fund family that offers different
                                          classes of shares in separate investment portfolios
                                          ("Funds"). The Funds have individual investment goals and
                                          strategies. This prospectus gives you important information about the Trust Shares of the BB&T Small Company Growth Fund that you should know before investing. The Fund also offers three additional classes of shares called Class A Shares,
                                          Class B Shares, and Class C Shares which are offered in a
                                          separate prospectus. Other BB&T Funds are offered in
                                          separate prospectuses. Please read this prospectus and keep it for future reference.

                                          The BB&T Small Company Growth Fund is a mutual fund. A
                                          mutual fund pools shareholders' money and, using
                                          professional investment managers, invests it in securities like stocks and bonds. Before you look at the Fund, you
                                          should know a few general basics about investing in mutual funds.

                                          The value of your investment in a mutual fund is based on
                                          the market prices of the securities the mutual fund holds.
                                          These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or government units. These price movements, sometimes called volatility, will vary
                                          depending on the types of securities a mutual fund owns and the markets where these securities trade.

                                          LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR
                                          INVESTMENT IN THE FUND. YOUR INVESTMENT IN THE BB&T SMALL
                                          COMPANY GROWTH FUND IS NOT A DEPOSIT OR AN OBLIGATION OF
                                          BRANCH BANKING AND TRUST COMPANY, BB&T CORPORATION, THEIR
                                          AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR
                                          ANY GOVERNMENT AGENCY.

                                          Each BB&T Fund has its own investment goal and strategies
                                          for reaching that goal. However, it cannot be guaranteed
                                          that a Fund will achieve its goal. Before investing, make
                                          sure that the Fund's goal matches your own.

                                          The portfolio manager invests the Fund's assets in a way
                                          that the manager believes will help the Fund achieve its
                                          goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other mutual funds with similar objectives.

   RISK/RETURN SUMMARY AND FUND EXPENSES                         OVERVIEW



                          SMALL COMPANY GROWTH FUND



                                          The Fund seeks long-term capital appreciation and invests
                                          primarily in equity and equity-related securities,
                                          principally common stocks.

    WHO MAY WANT TO INVEST                Consider investing in this Fund if you are:
                                          - seeking a long-term goal such as retirement
                                          - looking to add a growth component to your portfolio
                                          - willing to accept the risks of investing in the stock
                                            markets

                                          This Fund may not be appropriate if you are:
                                          - pursuing a short-term goal or investing emergency reserves
                                          - uncomfortable with an investment that will fluctuate in
                                            value

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND



                          RISK/RETURN SUMMARY



    INVESTMENT OBJECTIVE                  The Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity and
                                          equity-related securities of small capitalization growth
                                          companies.

    PRINCIPAL INVESTMENT STRATEGIES       To pursue this goal, the Fund invests primarily in common
                                          stocks of U.S. small capitalization growth companies (market capitalization under $2 billion) which the portfolio manager believes have above-average earnings growth potential.

                                          In managing the Fund's portfolio, the manager initially
                                          screens for "growth" stocks from the universe of companies with market capitalization under $2 billion. The manager
                                          uses fundamental analysis to examine each company for
                                          financial strength before deciding to purchase the stock.

                                          The Fund generally will sell a stock when, in the portfolio manager's opinion, there is a deterioration in the company's fundamentals, the company fails to meet performance
                                          expectations or the stock's relative price momentum declines meaningfully.

                                          The Fund may also invest in certain other equity securities in addition to those described above. For a more complete
                                          description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and
                                          Risks on pages 8 - 11 or consult the Statement of Additional
                                          Information ("SAI").

    PRINCIPAL INVESTMENT RISKS            Your investment in the Fund may be subject to the following principal risks:

                                          MARKET RISK: The possibility that the Fund's stock holdings will decline in price because of a broad stock market
                                          decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The
                                          value of your investment will tend to increase or decrease in response to these movements.

                                          SMALL COMPANY RISK: Investing in smaller, lesser-known
                                          companies involves greater risk than investing in those that are more established. A small company's financial well-
                                          being may, for example, depend heavily on just a few
                                          products or services. In addition, investors may have
                                          limited flexibility to buy or sell small company stocks,
                                          which tend to trade less frequently than those of larger
                                          firms.

                                          INVESTMENT STYLE RISK: The possibility that the market
                                          segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or
                                          market averages.

                                          The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see
                                          the Additional Investment Strategies and Risks on page 8 -
                                          11.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND


                                             PERFORMANCE BAR CHART AND TABLE


                                             YEAR-BY-YEAR TOTAL RETURNS AS OF
                                             12/31 FOR TRUST SHARE(1)


1995                                                                             45.99
96                                                                               31.19
97                                                                                4.96
98                                                                                3.29
99                                                                               72.65
2000                                                                            -15.06


                                         The performance information shown above
                                         is based on a calendar year.


                                              Best
                                              quarter:     47.97%       12/31/99


                                              Worst
                                              quarter:    -20.24%        3/31/99




                                                    AVERAGE ANNUAL TOTAL RETURNS


                                                    (for the periods ended
                                                    December 31, 2000)(1)



The table on this page shows how the
Small Company Growth Fund has
performed and how its performance has
varied from year to year. The bar
chart gives some indication of risk
by showing changes in the Fund's
yearly performance over six years to
demonstrate that the Fund's value
varied at different times. The table
below it compares the Fund's
performance over time to that of the
Russell 2000(R) Index, an unmanaged
index generally representative of
domestically funded common stocks of
small to mid-sized companies. Of
course, past performance does not
indicate how the Fund will perform in
the future. The bar chart does not
reflect the impact of any applicable
sales charges or account fees which
would reduce returns. Additionally,
the performance information shown
above is based on a calendar year.



                                                                          1 YEAR       5 YEARS       SINCE INCEPTION
 TRUST SHARES                                                                                        (12/7/94)
   SMALL COMPANY GROWTH FUND                                             -15.06%       15.84%          21.29%
   RUSSELL 2000(R) INDEX                                                  -3.02%       10.31%          13.45%



(1) Both charts assume reinvestment of dividends and distributions.

   RISK/RETURN SUMMARY AND FUND EXPENSES        SMALL COMPANY GROWTH FUND

                                               FEES AND EXPENSES


                                                     SHAREHOLDER TRANSACTION EXPENSES                            TRUST
                                                     (FEES PAID BY YOU DIRECTLY)(1)                             SHARES
                                                     Maximum Sales Charge (load) on
                                                     Purchases                                                    None
                                                     ----------------------------------------------------------------------
                                                     Maximum Deferred Sales Charge (load)                         None
                                                     ----------------------------------------------------------------------
                                                     Redemption Fee(2)                                              0%

                                                     ANNUAL FUND OPERATING EXPENSES                              TRUST
                                                     (FEES PAID FROM FUND ASSETS)                               SHARES

                                                     Management Fee                                              1.00%
                                                     ----------------------------------------------------------------------

                                                     Distribution and Service
                                                     (12b-1) Fee                                                 0.00%
                                                     ----------------------------------------------------------------------

                                                     Other Expenses                                              0.41%
                                                     ----------------------------------------------------------------------

                                                     Total Fund Operating Expenses                               1.41%


                                   (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Funds.


                                   (2) A wire transfer fee of $7.00 may be
                                   deducted from the amount of your redemption if you request a wire transfer. This fee is currently being waived.


As an investor in the Small
Company Growth Fund, you will pay
the following fees and expenses
when you buy and hold shares.
Shareholder transaction fees are
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are
reflected in the share price.


                                               EXPENSE EXAMPLE


                                                                                       1       3       5       10
                                                        SMALL COMPANY GROWTH FUND     YEAR   YEARS   YEARS   YEARS
                                                     TRUST SHARES                     $144   $446    $771    $1,691


Use the table at right to compare
   fees and expenses with those
   of other funds. It illustrates
   the amount of fees and
   expenses you would pay,
   assuming the following:
  - $10,000 investment
  - 5% annual return
  - redemption at the end of each
    period
  - no changes in the Fund's
    operating expenses
Because this example is
   hypothetical and for
   comparison only, your actual
   costs will be different.

 [LOGO]
          ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   SMALL COMPANY GROWTH FUND
   At least 65% of the Fund's total assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase.


   The Fund may invest in foreign securities through the purchase of ADRs or the purchase of securities on the New York Stock Exchange. However, the Fund will not do so if immediately after a purchase and as a result of the purchase the total value of foreign securities owned by the Fund would exceed 25% of the value of its total assets.


   TEMPORARY DEFENSIVE MEASURES. If deemed appropriate under the circumstances, the Fund may increase its holdings in short-term obligations to up to 100% of its total assets. Under normal market conditions, the Fund will limit its investment in short-term obligations to 20% of its total assets.

   INVESTMENT PRACTICES


   The Fund invests in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes only the principal securities and techniques the Fund uses, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the SAI for additional details regarding these and other permissible investments.



                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    AMERICAN DEPOSITORY RECEIPTS (ADRS):  ADRs are foreign            Market
    shares of a company held by a U.S. bank that issues a             Political
    receipt evidencing ownership.                                     Foreign Investment

    CALL AND PUT OPTIONS:  A call option gives the buyer the          Management
    right to buy, and obligates the seller of the option to           Liquidity
    sell, a security at a specified price. A put option gives         Credit
    the buyer the right to sell, and obligates the seller of the      Market
    option to buy a security at a specified price. The Funds          Leverage
    will sell only covered call and secured put options.

    COMMON STOCK:  Shares of ownership of a company.                  Market

    CONVERTIBLE SECURITIES:  Bonds or preferred stock that            Market
    convert to common stock.                                          Credit

    DERIVATIVES:  Instruments whose value is derived from an          Management
    underlying contract, index or security, or any combination        Market
    thereof, including futures, options (e.g., put and calls),        Credit
    options on futures, swap agreements, and some                     Liquidity
    mortgage-backed securities.                                       Leverage
                                                                      Interest Rate

    FOREIGN SECURITIES:  Stocks issued by foreign companies, as       Market
    well as commercial paper of foreign issuers and obligations       Political
    of foreign banks, overseas branches of U.S. banks and             Liquidity
    supranational entities.                                           Foreign Investment

    FUTURES AND RELATED OPTIONS:  A contract providing for the        Management
    future sale and purchase of a specified amount of a               Market
    specified security, class of securities, or an index at a         Credit
    specified time in the future and at a specified price.            Liquidity
                                                                      Leverage

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS


                             INSTRUMENT                               RISK TYPE
                             ----------                               ---------
    INDEX-BASED SECURITIES:  Index-based securities such as           Market
    Standard & Poor's Depository Receipts ("SPDRs") and
    NASDAQ-100 Index Tracking Stock ("NASDAQ 100s"), represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the price
    performance and dividend yield of an index, such as the S&P
    500 Index or the NASDAQ-100 Index. Index-based securities
    entitle a holder to receive proportionate quarterly cash
    distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less trust
    expenses.

    INVESTMENT COMPANY SECURITIES:  Shares of investment              Market
    companies. Each Fund, other than the U.S. Treasury Fund, may invest up to 5% of its assets in the shares of any one
    registered investment company, but may not own more than 3%
    of the securities of any one registered investment company or invest more than 10% of its assets in the securities of other registered investment companies. These registered
    investment companies may include money market funds of BB&T
    Funds and shares of other registered investment companies
    for which the Adviser to a Fund or any of their affiliates serves as investment adviser, administrator or distributor.
    The Money Market Funds may only invest in shares of other
    investment companies with similar objectives.

    PREFERRED STOCKS:  Preferred Stocks are equity securities         Market
    that generally pay dividends at a specified rate and have
    preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

    REPURCHASE AGREEMENTS:  The purchase of a security and the        Market
    simultaneous commitment to return the security to the seller      Credit
    at an agreed upon price on an agreed upon date. This is
    treated as a loan.

    REVERSE REPURCHASE AGREEMENT:  The sale of a security and         Market
    the simultaneous commitment to buy the security back at an        Leverage
    agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.

    SECURITIES LENDING:  The lending of up to 33 1/3% of the          Market
    Fund's total assets. In return the Fund will receive cash,        Leverage
    other securities, and/or letters of credit.                       Liquidity
                                                                      Credit

    SHORT-TERM OBLIGATIONS:  High quality U.S.                        Market
    dollar-denominated debt securities that have remaining            Credit
    maturities of one year or less. These securities may include
    U.S. government obligations, domestic and foreign commercial paper (including variable-amount master demand notes),
    bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, and repurchase agreements. These
    investments are limited to those obligations which, at the time of purchase, (i) possess one of the two highest
    short-term ratings from at least two NRSROs (for example,
    commercial paper rated "A-1" or "A-2" by S&P and "P-1" or
    "P-2" by Moody's), or (ii) do not possess a rating (i.e.,
    are unrated) but are determined by the Adviser or
    Sub-Adviser to be of comparable quality.

    U.S. GOVERNMENT AGENCY SECURITIES:  Securities issued by          Interest Rate
    agencies and instrumentalities of the U.S. government. These      Credit
    include Ginnie Mae, Fannie Mae, and Freddie Mac.

    U.S. TREASURY OBLIGATIONS:  Bills, notes, bonds, separately       Interest Rate
    traded registered interest and principal securities, and
    coupons under bank entry safekeeping.

    WARRANTS:  Securities, typically issued with preferred stock      Market
    or bonds, that give the holder the right to buy a                 Credit
    proportionate amount of common stock at a specified price.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   INVESTMENT RISKS

   Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Fund may fluctuate, as will the value of your investment in the Fund. Certain investments and Funds are more susceptible to these risks than others.


   CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

   FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

   INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

   INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

   LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

       HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

       SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivatives original cost.


   LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.


   MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

   ADDITIONAL INVESTMENT STRATEGIES AND RISKS

   MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

   POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

   SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

 [LOGO]
          FUND MANAGEMENT


   THE INVESTMENT ADVISER


   BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser") is the adviser for the Funds. BB&T Asset Management is a wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T"). BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a financial holding company that is a North Carolina corporation, headquartered in Winston-Salem, North Carolina. As of December 31, 2000, BB&T Corporation had assets of approximately $59.3 billion. Through its subsidiaries, BB&T Corporation operates over 854 banking offices in Georgia, Kentucky, Tennessee, Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial services to individuals and businesses.



   In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. While BB&T has not provided investment advisory services to registered investment companies other than the BB&T Funds, it has experience in managing collective investment funds with investment portfolios and objectives comparable to those of the BB&T Funds. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 18 years. BB&T Asset Management currently manages assets of more than $9 billion.


   Through its portfolio management team, BB&T Asset Management makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs.

   For these advisory services, the Funds paid as follows during their fiscal year ended:


                                                                PERCENTAGE OF AVERAGE
                                                                 NET ASSETS FOR THE
                                                                  FISCAL YEAR ENDED
                                                                     09/30/00(1)
                                                                ---------------------
Small Company Growth Fund...................................            1.00%


   ------------------


   (1) BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Management and investment advisory personnel of BB&T that provided investment management service to BB&T Funds now do so as the personnel of BB&T Asset Management.



   THE INVESTMENT SUB-ADVISER


   BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) serves as the Sub-Adviser to the Small Company Growth Fund pursuant to a Sub-Advisory Agreement with BB&T. Under the Sub-Advisory Agreement, BFMI manages the Fund, selects investments and places all orders for purchases and sales of the Fund's securities, subject to the general supervision of the BB&T Funds' Board of Trustees and BB&T and in accordance with the Small Company Growth Fund's investment objective, policies and restrictions.


   BFMI is a wholly owned subsidiary of BlackRock Advisors, Inc. ("BAI") (formerly PNC Asset Management Group, Inc.). BAI was organized in 1994 to perform advisory services for investment companies, and has its principal offices at 345 Park Avenue, 29th Floor, New York, New York 10154. As of December 31, 2000, BAI and its subsidiaries had approximately $203.8 billion in discretionary assets under management. BAI is an indirect majority-owned subsidiary of PNC Bank Corp., a diversified financial services company.


   BFMI is also an indirect majority-owned subsidiary of PNC Bank, National Association ("PNC Bank"), the former Sub-Adviser to the Small Company Growth Fund, with offices located at 1600 Market Street, Philadelphia, Pennsylvania 19103.

   PORTFOLIO MANAGERS

   William J. Wykle has been the portfolio manager for the Small Company Growth Fund since its inception. Mr. Wykle has been an investment manager with BFMI since 1995 and has been a Portfolio Manager of the BlackRock Funds Small Cap Growth Equity Portfolio since its inception. From 1986 to 1995, he was an investment manager at PNC Bank and its predecessor, Provident National Bank.

   FUND MANAGEMENT

   THE DISTRIBUTOR AND ADMINISTRATOR

   BISYS Fund Services, L.P. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219, serves as the Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.



   BISYS Fund Services, L.P. (the "Distributor"), also serves as the distributor of the Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.


   The SAI has more detailed information about the Adviser and other service providers.

 [LOGO]
          SHAREHOLDER INFORMATION


   CHOOSING A SHARE CLASS

   BB&T Funds offer different classes of Fund shares, which have different expenses and other characteristics. Only one class of Funds here, Trust Shares, is offered in this prospectus. To choose the one that is best suited to your needs and goals, consider the amount of money you want to invest, how long you expect to invest it and whether you plan to make additional investments. The following are some of the main characteristics of the Trust
   Shares:

   TRUST SHARES

   - No sales charges.

   - No distribution and service (12b-1) fees.

   - Available only to Branch Banking and Trust Company and its affiliates and other financial service providers approved by the Distributor for the investment of funds for which they act in a fiduciary, advisory, agency, custodial or similar capacity.


   For actual past expenses of the Trust Shares, see the Fund information earlier in this prospectus.


   The Funds also offer Class A Shares, Class B Shares, and Class C Shares, each of which has its own expense structure. Class A Shares, Class B Shares, and Class C Shares are available to investors who are not fiduciary clients of Branch Banking and Trust Company and who are not otherwise eligible for Trust Shares. Distributor for more information (see back cover of this prospectus).

   Generally, expenses applicable to the Fund are allocated to each share class of the Fund on the basis of the relative net assets of each class. Expenses applicable to a particular share class, such as distribution and service (12b-1) fees, are borne solely by that share class.

   SHAREHOLDER INFORMATION

   PRICING OF FUND SHARES
   ------------------------------

   HOW NAV IS CALCULATED

   The NAV is calculated by
   adding the total value of the
   Fund's investments and other
   assets, subtracting its
   liabilities and then dividing
   that figure by the number of
   outstanding shares of the
   Fund:


               NAV =


        Total Assets - Total
            Liabilities

   -------------------------------

          Number of Shares


            Outstanding



   Generally, you can find the
   Fund's NAV daily in The Wall
   Street Journal and other
   newspapers. NAV is calculated
   separately for each class of
   shares.


   ------------------------------
Per share net asset value ("NAV") for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

A Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by BB&T Funds' Pricing Committee pursuant to procedures established by BB&T Funds' Board of Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

   SHAREHOLDER INFORMATION

   PURCHASING AND ADDING TO YOUR SHARES


   You may purchase Trust Shares of the Fund through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of Branch Banking and Trust Company or one of its affiliates or other financial service providers approved by the Distributor.


   These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

   DIVIDENDS AND DISTRIBUTIONS

   All dividends and distributions will be automatically reinvested unless you request otherwise. There are no sales charges for reinvested distributions. The Small Company Growth Fund declares and pays income dividends quarterly. Capital gains are distributed at least annually.

   Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

   -----------------------------------------------------------------------------

   AVOID 31% TAX WITHHOLDING


   The Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

   -----------------------------------------------------------------------------

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES



   You may sell your shares at
   any time. Your sales price
   will be the next NAV after
   your sell order is received
   by the Fund, its transfer
   agent, or your investment
   representative. Normally you
   will receive your proceeds
   within a week after your
   request is received. See
   section on "General Policies
   on Selling Shares" below.


   BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)


     1. Call 1-800-228-1872 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below)


   BY MAIL


     1. Call 1-800-228-1872 to request redemption forms or write a letter of instruction indicating:


        - your Fund and account number


        - amount you wish to redeem


        - address where your check should be sent


        - account owner signature


     2. Mail to: BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533.


   BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW)



    1. See instruction 1 above.


    2. Send to: BB&T Funds c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.



WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.

INSTRUCTIONS FOR SELLING SHARES
If selling your shares through a financial institution or your financial adviser or broker, ask them for their redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

   SHAREHOLDER INFORMATION


   SELLING YOUR SHARES


   CONTINUED



   WIRE TRANSFER



   You must indicate this option on your application.



   The Fund will charge a $7 wire transfer fee for each wire transfer request. As of the date of this Prospectus, BB&T Funds has waived the $7 wire transfer fee. This waiver is voluntary and may be discontinued at any time. Note: Your financial institution may also charge a separate fee.


   Call 1-800-228-1872 to request a wire transfer.

   If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

   ELECTRONIC REDEMPTIONS


   Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank



   Your bank may charge for this service.


   Call 1-800-228-1872 to request an electronic redemption.


   If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

   SHAREHOLDER INFORMATION




   GENERAL POLICIES ON SELLING SHARES


   REDEMPTIONS IN WRITING REQUIRED


   You must request redemption in writing and obtain a signature guarantee if:


     - The check is not being mailed to the address on your account; or



     - The check is not being made payable to the owner(s) of the account; or



     - Your account address has changed within the last ten business days; or



     - The redemption proceeds are being transferred to another Fund account with a different registration; or



     - The redemption proceeds are being wired to bank instructions currently not on your account.


   A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

   VERIFYING TELEPHONE REDEMPTIONS

   The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

   REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

   When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.


   REFUSAL OF REDEMPTION REQUEST


   Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.


   REDEMPTION IN KIND



   The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.



   UNDELIVERABLE REDEMPTION CHECKS



   For any shareholder who chooses to receive distributions in cash:



   If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund at the current NAV.

   SHAREHOLDER INFORMATION


   EXCHANGING YOUR SHARES

   You can exchange your shares in one Fund for shares of the same class of another BB&T Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Trust Shares may also be exchanged for Class A Shares of the same Fund if you cease to be eligible to purchase Trust Shares. Trust Shares of each Fund may not be exchanged for Class B Shares or Class C Shares. No transaction fees are currently charged for exchanges. However, the exchange of Trust Shares for Class A Shares will require payment of the sales charge unless the sales charge is waived. Please consult the Class A, Class B, and Class C Shares prospectus for more information.


   INSTRUCTIONS FOR EXCHANGING SHARES



   Exchanges may be made by sending a written request to BB&T Funds, P.O. Box 182533, Columbus OH 43218-2533, or by calling 1-800-228-1872. Please provide the following information:



    - Your name and telephone number



    - The exact name on your account and account number



    - Taxpayer identification number (usually your Social Security number)



    - Dollar value or number of shares to be exchanged



    - The name of the Fund from which the exchange is to be made.



    - The name of the Fund into which the exchange is being made.


   See "Selling your Shares" for important information about telephone transactions.

   To prevent disruption in the management of the Funds, due to market timing strategies, the Trust reserves the right to reject any exchange it believes will increase transaction costs, or otherwise affect other shareholders. Specifically, exchange activity may be limited to four exchanges from a Fund during a calendar year.


   NOTES ON EXCHANGES


   When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

   The registration and tax identification numbers of the two accounts must be identical.

   The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.

   Be sure to read carefully the Prospectus of any Fund into which you wish to exchange shares.

   SHAREHOLDER INFORMATION


   DIVIDENDS, DISTRIBUTIONS AND TAXES


   Please consult your tax adviser regarding your specific questions about federal, state and local income taxes. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


   Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

   A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate a Fund's recognition of ordinary income and may affect the timing or amount of a Fund's distributions.

   Any gain resulting from the sale or exchange of your Fund Shares (even if the income from which is tax exempt) will generally be subject to tax. You should consult your tax adviser for more information on your own tax situation, including possible state and local taxes.

   BB&T Funds will send you a statement each year showing the tax status of all your distributions.


   - The dividends and short-term capital gains that you receive are considered ordinary income for tax purposes.



   - Any distributions of net long-term capital gains by the Fund are taxable to you as long-term capital gains for tax purposes, no matter how long you've owned shares in the Fund.



   - Generally, the Fund's adviser does not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.



   - If you sell or exchange shares, any gain or loss you have is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.



   - Distributions of dividends or capital gains, and capital gains or losses from your sale or exchange of Fund shares, may be subject to state and local income taxes as well.


   The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)


   MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

   SHAREHOLDER INFORMATION


   FINANCIAL HIGHLIGHTS


   The Financial Highlights Table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, whose report, along with the Fund's financial statements, are included in the SAI, which is available upon request.



                                                                         FOR THE YEAR ENDED SEPTEMBER 30,
                                                              ------------------------------------------------------
                                                                2000        1999        1998       1997       1996
                                                              ---------   ---------   --------   --------   --------
    TRUST SHARES
    NET ASSET VALUE, BEGINNING OF PERIOD                      $   25.25   $   17.69   $  23.52   $  21.18   $  14.57

    INVESTMENT ACTIVITIES
      Net investment loss                                         (0.17)      (0.22)     (0.20)     (0.11)     (0.17)
      Net realized and unrealized gains (losses) on futures
        and investments                                           13.41        7.78      (5.32)      2.47       6.78
    ----------------------------------------------------------------------------------------------------------------
        Total from Investment Activities                          13.24        7.56      (5.52)      2.36       6.61
    ----------------------------------------------------------------------------------------------------------------

    DISTRIBUTIONS
      Net realized gains                                          (3.00)         --         --         --         --
      In excess of net realized gains                                --          --      (0.31)     (0.02)        --
    ----------------------------------------------------------------------------------------------------------------
        Total Distributions                                       (3.00)         --      (0.31)     (0.02)        --
    ----------------------------------------------------------------------------------------------------------------

    NET ASSET VALUE, END OF PERIOD                            $   35.49   $   25.25   $  17.69   $  23.52   $  21.18
    ----------------------------------------------------------------------------------------------------------------
        Total Return                                              54.82%      42.66%    (23.62%)    11.17%     45.37%

    RATIOS/SUPPLEMENTARY DATA:
      Net Assets, End of Period (000)                         $ 197,795   $ 105,725   $ 65,180   $ 58,660   $ 36,373
      Ratio of expenses to average net assets                      1.41%       1.54%      1.61%      1.64%      1.79%
      Ratio of net investment loss to average net assets          (0.49)%     (0.98)%    (1.11)%    (1.04)%    (1.00)%
      Ratio of expenses to average net assets*                     1.41%       1.55%      1.61%      1.64%      1.79%
      Portfolio turnover(a)                                      206.16%     184.39%    157.44%     80.66%     71.62%



    *During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.



   (a)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

For more information about the Funds, the following documents are available free upon request:


ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):


The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


STATEMENT OF ADDITIONAL INFORMATION (SAI):


The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


   You can get free copies of reports and the SAI, prospectuses of other members of the BB&T funds family, or request other information and discuss your questions about the fund by contacting a broker or bank that sells the fund. Or contact the Fund at:



                                   BB&T Funds
                               3435 Stelzer Road
                              Columbus, Ohio 43219
                           Telephone: 1-800-228-1872
                       Internet: http://www.bbtfunds.com


You can review the Fund's reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


   - For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.



   - Free from the Commission's Website at http://www.sec.gov.



Investment Company Act file no. 811-6719.

                                   BB&T FUNDS



                       STATEMENT OF ADDITIONAL INFORMATION


                                FEBRUARY 1, 2001

                                ----------------





This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Class A Shares, Class B Shares, and Class C Shares Prospectus and Trust Shares Prospectus of the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Tax-Free Money Market Fund, the BB&T Short-Intermediate U.S. Government Income Fund, the BB&T Intermediate U.S. Government Bond Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Large Company Value Fund (formerly the BB&T Growth and Income Stock Fund), the BB&T Balanced Fund, the BB&T Large Company Growth Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Capital Appreciation Fund, the BB&T Mid Cap Value Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Aggressive Growth Fund which are dated February 1, 2001, the Prospectus of the BB&T U.S. Treasury Money Market Fund, the BB&T Prime Money Market Fund, and the BB&T Tax-Free Money Market Fund which is dated February 1, 2001, the Prospectus of the BB&T U.S. Treasury Money Market Fund (Class A Shares), the Prospectus of the BB&T Prime Money Market Fund (Class A Shares), and the Prospectus of the BB&T Small Company Growth Fund (Trust Shares), each of which is dated February 1, 2001. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectuses. Copies of the Prospectuses may be obtained by writing BB&T Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800) 228-1872.

                                TABLE OF CONTENTS
                                -----------------

BB&T............................................................................................ 1

INVESTMENT OBJECTIVES AND POLICIES..............................................................
     Additional Information on Portfolio Instruments............................................
     Investment Restrictions....................................................................
     Portfolio Turnover.........................................................................

VALUATION.......................................................................................
     Valuation of the Money Market Funds........................................................
     Valuation of the Bond Funds, the Stock Funds (excluding the International Equity
        Fund), and the Funds of Funds...........................................................
     Valuation of the International Equity Fund.................................................

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
     Purchase of Class A, Class B, and Class C Shares...........................................
     Matters Affecting Redemption...............................................................

ADDITIONAL TAX INFORMATION......................................................................
     Additional Tax Information Concerning the International Equity Fund.........................
     Additional Tax Information Concerning the North Carolina, South Carolina,
        Virginia, and West Virginia Funds........................................................
     Special Considerations Regarding Investment in South Carolina
        Tax-Exempt Obligations...................................................................

MANAGEMENT OF BB&T FUNDS.........................................................................
     Officers....................................................................................
     Investment Adviser..........................................................................
     Sub-Advisers................................................................................
     Portfolio Transactions......................................................................
     Glass-Steagall Act..........................................................................
     Manager and Administrator...................................................................
     Distributor.................................................................................
     Custodian...................................................................................
     Independent Auditors........................................................................
     Legal Counsel...............................................................................

PERFORMANCE INFORMATION
     Yields of the Money Market Funds............................................................
     Yields of the Other Funds of the BB&T Funds.................................................
     Calculation of Total Return.................................................................
     Performance Comparisons.....................................................................

ADDITIONAL INFORMATION...........................................................................
     Organization and Description of Shares......................................................
     Shareholder and Trustee Liability...........................................................
     Miscellaneous................................................................................

FINANCIAL STATEMENTS.............................................................................
     Audited Financial Statements as of September 30, 2000.......................................

APPENDIX.........................................................................................


                       STATEMENT OF ADDITIONAL INFORMATION

                                   BB&T FUNDS

         BB&T Funds is an open-end management investment company. The BB&T Funds consist of twenty-two series of units of beneficial interest ("Shares") offered to the public, each representing interests in one of twenty-two separate investment portfolios ("Funds"):

MONEY MARKET FUNDS
The BB&T U.S. Treasury Money Market Fund (the "U.S. Treasury Fund") The BB&T Prime Money Market Fund (the "Prime Money Market Fund")
The BB&T Tax-Free Money Market Fund (the "Tax-Free Money Market Fund")

BOND FUNDS
TAXABLE BOND FUNDS
The BB&T Short-Intermediate U.S. Government Income Fund (the "Short-Intermediate
     Fund")
The BB&T Intermediate U.S. Government Bond Fund (the "Intermediate U.S.
     Government Bond Fund")
The BB&T Intermediate Corporate Bond Fund (the "Intermediate Corporate Bond
     Fund")

TAX-FREE BOND FUNDS
The BB&T North Carolina Intermediate Tax-Free Fund (the "North Carolina Fund") The BB&T South Carolina Intermediate Tax-Free Fund (the "South Carolina Fund") The BB&T Virginia Intermediate Tax-Free Fund (the "Virginia Fund")
The BB&T West Virginia Intermediate Tax-Free Fund (the "West Virginia Fund")

STOCK FUNDS
The BB&T Large Company Value Fund (the "Large Company Value Fund") The BB&T Balanced Fund (the "Balanced Fund")
The BB&T Large Company Growth Fund (the "Large Company Growth Fund") The BB&T Small Company Growth Fund (the "Small Company Growth Fund") The BB&T International Equity Fund (the "International Equity Fund") The BB&T Capital Appreciation Fund (the "Capital Appreciation Fund") The BB&T Mid Cap Value Fund (the "Mid Cap Value Fund")

FUNDS OF FUNDS
The BB&T Capital Manager Conservative Growth Fund (the "Conservative Growth
     Fund")
The BB&T Capital Manager Moderate Growth Fund (the "Moderate Growth Fund")
The BB&T Capital Manager Growth Fund (the "Growth Fund")
The BB&T Capital Manager Aggressive Growth Fund (the "Aggressive Growth Fund")


The Funds of Funds offer Shareholders a professionally-managed investment program by purchasing shares of existing Funds of the BB&T Funds (the "Underlying Funds"). Each Fund may offer to the public four classes of Shares:
Class A Shares, Class B Shares, Class C Shares, and Trust Shares. As of the date of this Statement of Additional Information, Class B Shares and Class C Shares of the Short-Intermediate Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund were not yet being offered. Class A, B, C, and Trust Shares of the Tax-Free Money Market Fund were also not yet being offered. Class A and Class B Shares of the Equity Index Fund are being offered in a separate prospectus and statement of additional information. Class C Shares and Trust Shares are not currently offered. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a Fund should be made without first reading the applicable Prospectuses.


                       INVESTMENT OBJECTIVES AND POLICIES

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS
-----------------------------------------------

         The following policies supplement the information pertaining to portfolio instruments of each Fund as set forth in the Prospectuses.


         The Appendix to this Statement of Additional Information identifies nationally recognized statistical ratings organizations ("NRSROs") that may be used by BB&T Asset Management, LLC ("BB&T Asset Management" or the "Adviser"), BlackRock Financial Management, Inc. ("BFMI"), BlackRock International, Ltd. ("BlackRock International"), BlackRock Institutional Management Corporation ("BIMC"), and Federated Investment Management Company ("FIMC") (BFMI, BlackRock International, BIMC, and FIMC, each a "Sub-Adviser") with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be used only where the NRSRO is neither controlling, controlled by, nor under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.



         CREDIT ENHANCEMENT. The Prime Money Market Fund may purchase securities subject to credit enhancements. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Sub-Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.



         ZERO COUPON SECURITIES. The Prime Money Market Fund may purchase zero coupon securities. Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. The Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Large Company Value Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation Fund, and the Mid Cap Value Fund may invest in "zero coupon" U.S. Government Securities.

         INSURANCE CONTRACTS. The Prime Money Market Fund may purchase insurance contracts. Insurance contracts include guaranteed investment contracts, funding agreements and annuities. The Prime Money Market Fund treats these contracts as fixed income securities.

         The Capital Appreciation Fund, the Mid Cap Value Fund, the West Virginia Fund, and the Prime Money Market Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Under these contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits interest to the Fund on a monthly basis, which is based on an index (such as the Salomon Brothers CD Index), but is guaranteed not to be less than a certain minimum rate.

         BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds, except the U.S. Treasury Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. The Prime Money Market Fund and the Tax-Free Money Market Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 5% of its total assets. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

         Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of investment such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of investment they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

         COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund, may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         Commercial paper purchasable by each Fund, except for the U.S. Treasury Fund, includes "Section 4(2) paper," a term that includes debt obligations issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under the Federal securities laws, and is frequently sold (and resold) to institutional investors such as the Fund through or with the assistance of investment dealers who make a market in the Section 4(2) paper, thereby providing liquidity. Certain transactions in Section 4(2) paper may qualify for the registration exemption provided in Rule 144A under the Securities Act of 1933 (the "1933 Act").

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         VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which each Fund, except for the U.S. Treasury Fund, may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between the Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, the Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Fund is not entitled to exercise their demand rights, and a Fund could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the criteria for commercial paper. BB&T or the Sub-Adviser will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand or, if longer, the period of time remaining until the next adjustment of the interest rate.

         FOREIGN INVESTMENT. The Prime Money Market Fund, the Intermediate Corporate Bond Fund, the Stock Funds and the Funds of Funds may invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank, denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and European commercial paper, which is U.S. dollar denominated commercial paper of an issuer located in Europe. The Funds may invest in foreign commercial paper, including Canadian and European commercial paper as described above. The Intermediate Corporate Bond Fund may also invest in debt obligations of foreign issuers denominated in foreign currencies.

         Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including American Depositary Receipts ("ADRs") and securities purchased on foreign securities exchanges, may subject a Fund to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S.

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

securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions.

         ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuers may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

         Investing in foreign securities involves considerations not typically associated with investing in securities of companies organized and operated in the United States. Because foreign securities generally are denominated and pay dividends or interest in foreign currencies, the value of a Fund that invests in foreign securities as measured in U.S. dollars will be affected favorably or unfavorably by changes in exchange rates. A Fund's investments in foreign securities may also be adversely affected by changes in foreign political or social conditions, diplomatic relations, confiscatory taxation, expropriation, limitation on the removal of funds or assets, or imposition of (or change in) exchange control regulations. In addition, changes in government administrations or economic or monetary policies in the U.S. or abroad could result in appreciation or depreciation of portfolio securities and could favorably or adversely affect a Fund's operations. Special tax considerations apply to foreign securities.


         Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. The Prime Money Market Fund, the Intermediate Corporate Bond Fund, the Stock Funds, and the Funds of Funds will acquire such securities only when BB&T Asset Management or the Sub-Adviser believes the risks associated with such investments are minimal.


         The International Equity Fund may invest its assets in countries with emerging economies or securities markets. These countries may include Argentina, Brazil, Bulgaria, Chile, China, Colombia, The Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, Lebanon, Malaysia, Mexico, Morocco, Peru, The Philippines, Poland,

                                      -5-
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Romania, Russia, South Africa, South Korea, Taiwan, Thailand, Tunisia, Turkey,
Venezuela and Vietnam. Political and economic structures in many of these countries may be undergoing significant evolution and rapid development, and these countries may lack the social, political and economic stability characteristic of more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in these countries and the availability to the Fund of additional investments in emerging market countries. The small size and inexperience of the securities markets in certain of these countries and the limited volume of trading in securities in these countries may make investments in the countries less liquid and more volatile than investments in Japan or most Western European countries. There may be little financial or accounting information available with respect to issuers located in certain emerging market countries, and it may be difficult as a result to access the value or prospects of an investment in such issuers.

         The expense ratio of the International Equity Fund is expected to be higher than that of other Funds of the BB&T Funds investing primarily in domestic securities. The costs attributable to investing abroad are usually higher for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions on foreign markets, foreign income taxes withheld at the source and additional costs arising from delays in settlements of transactions involving foreign securities.

         FOREIGN CURRENCY TRANSACTIONS. The International Equity Fund may use forward foreign currency exchange contracts ("forward contracts"). Forward foreign currency exchange contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward foreign currency exchange contracts do not eliminate fluctuations in the values of portfolio securities but rather allow a Fund to establish a rate of exchange for a future point in time. The Fund may use forward foreign currency exchange contracts to hedge against movements in the value of foreign currencies (including the Euro) relative to the U.S. dollar in connection with specific portfolio transactions or with respect to portfolio positions. The Fund may enter into forward foreign currency exchange contracts when deemed advisable by its Sub-Adviser under two circumstances. First, when entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

         Second, when the Fund's Sub-Adviser anticipates that a particular foreign currency may decline relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. With respect to any forward foreign currency exchange contract, it will not generally be possible to match precisely the amount covered by the contract and the value of the securities

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involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines in the value of a particular foreign currency, they also limit potential gains which might result from increases in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

         A separate account of a Fund consisting of liquid assets equal to the amount of the Fund's assets that could be required to consummate forward contracts entered into under the second circumstance, as set forth above, will be established with the Fund's custodian. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account daily so that the value of the account will be equal the amount of such commitments by the Fund.


         REPURCHASE AGREEMENTS. Securities held by each of the Funds may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which BB&T Asset Management or the Sub-Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and BB&T Asset Management or the Sub-Adviser will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.


         If the seller were to default on its repurchase obligation or become insolvent, a Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities held by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the BB&T Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the Investment Company Act of 1940 (the "1940 Act").

         REVERSE REPURCHASE AGREEMENTS. Each of the Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with each Fund's investment restrictions. Pursuant to such agreements, a Fund would sell portfolio securities to

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

financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.


         U.S. GOVERNMENT SECURITIES. The U.S. Treasury Fund will invest exclusively in bills, notes and bonds issued or guaranteed by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. Government. Each of the other Funds may invest in such securities and in other securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These securities will constitute the primary investment of the Short-Intermediate Fund and the Intermediate U.S. Government Bond Fund. Such securities may include those which are supported by the full faith and credit of the U.S. Government; others which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. Government to purchase the agency's securities; and still others which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies and instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when BB&T Asset Management or the Sub-Adviser believes that the credit risk with respect thereto is minimal.


         Obligations of certain agencies and instrumentalities of the U.S. Government, such as the Government National Mortgage Association and the Export-Import Bank of the United States, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Federal Farm Credit Banks, or the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

         U.S. Government Securities may include mortgage-backed pass-through securities. Interest and principal payments (including prepayments) on the mortgages underlying such securities are passed through to the holders of the security. Prepayments occur when the borrower under an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed pass-through securities are often subject to more rapid prepayments of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the

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realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate, and the Funds would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium may not have been fully amortized at the time the obligation is repaid. As a result of these principal prepayment features, mortgage-backed pass-through securities are generally more volatile investments than other U.S. Government Securities. Although under normal market conditions, the Prime Money Market Fund does not expect to do so, except in connection with repurchase agreements, it may invest in such mortgage-backed pass-through securities.

         The Short-Intermediate, the Intermediate U.S. Government Bond, the Intermediate Corporate Bond, the Growth and Income, the Balanced, the Large Company Growth, the Small Company Growth, the Capital Appreciation, and the Mid Cap Value Funds may also invest in "zero coupon" U.S. Government Securities. These securities tend to be more volatile than other types of U.S. Government Securities. Zero coupon securities are debt instruments that do not pay current interest and are typically sold at prices greatly discounted from par value. The return on a zero coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income on a current basis. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         The North Carolina Fund and the South Carolina Fund may invest in U.S. Government Securities in connection with the purchase of taxable obligations (as described below).


         SUPRANATIONAL ORGANIZATIONAL OBLIGATIONS. The Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund and the Prime Money Market Fund may purchase debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.



         INVESTMENT GRADE DEBT OBLIGATIONS. The Intermediate Corporate Bond Fund, the Tax-Free Bond Funds, and the Stock Funds may invest in "investment grade securities," which are securities rated in the four highest rating categories of an NRSRO. It should be noted that debt obligations rated in the lowest of the top four ratings (i.e., "Baa" by Moody's Investors Services, Inc. ("Moody's") or "BBB" by Standard & Poor's Corporation ("S&P"), are considered to have some speculative characteristics and are more sensitive to economic change than higher rated securities. The Large Company Value Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth , Capital Appreciation, and Mid Cap Value Fund may each invest up to 35% of their total assets in such securities.


         NON-INVESTMENT GRADE SECURITIES. The Intermediate Corporate Bond Fund may invest in debt securities rated below investment grade, also known as junk bonds. These securities are regarded as predominantly speculative. Securities rated below investment grade generally

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provide a higher yield than higher rated securities of similar maturity, but are subject to a greater degree of risk that the issuer may not be able to make principal and interest payments. Issuers of these securities may not be as strong financially as those issuing higher rated securities. Such high yield issuers may include smaller, less creditworthy companies or highly indebted firms.

         The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities. Thus, periods of economic uncertainty and change can result in the increased volatility of market prices of high yield bonds and of the fund's net asset value. Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Issuers of high yield securities also are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. A projection of an economic downturn, for example, could cause the price of these securities to decline because a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In the event of a default, the Intermediate Corporate Bond Fund would experience a decline in the market value of its investment. In addition, a long-term track record on bond default rates, such as that for investment grade corporate bonds, does not exist for the high yield market. It may be that future default rates on high-yield bonds will be more widespread and higher than in the past, especially during periods of deteriorating economic conditions.

         The market prices of debt securities generally fluctuate with changes in interest rates so that these Funds' net asset values can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. The market prices of high yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically.

         Credit quality in the high yield market can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security. The Intermediate Corporate Bond Fund will limit its investments in non-investment grade securities to 15% of its total assets. Subject to SEC restrictions, the Intermediate Corporate Bond Fund may invest in such securities by investing in investment companies that primarily invest in non-investment grade securities.


         COLLATERALIZED MORTGAGE OBLIGATIONS. Each of the Fixed Income Funds, the Large Company Value Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation Fund, and the Mid Cap Value Fund may also invest in collateralized mortgage obligations ("CMOs"). Although under normal market conditions it does not expect to do so, except in connection with repurchase agreements, the Prime Money Market Fund may also invest in CMOs. CMOs are mortgage-related securities which are structured pools of mortgage pass-through certificates or mortgage loans. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its maturity. Thus, the early retirement of a particular class or series of CMO held by a Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

         CMOs may include stripped mortgage-backed securities ("SMBSs"). Such securities are derivative multi-class mortgage securities issued by agencies or instrumentalities of the United States Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. SMBSs are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. Generally, the market value of the PO class is unusually volatile in response to changes in interest rates. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated in the highest rating category.

         Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not fully developed. Stripped mortgage securities issued or guaranteed by the U.S. Government and held by a Fund may be considered liquid securities pursuant to guidelines established by the BB&T Funds' Board of Trustees. The Funds will not purchase a stripped mortgage security that is illiquid if, as a result thereof, more than 15% (10% in the case of the Prime Money Market Fund) of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

         Unless stated otherwise, each Fund will limit its investment in CMOs to 25% of the value of its total assets.

         ASSET-BACKED SECURITIES. The Prime Money Market Fund and the Intermediate Corporate Bond Fund may invest in asset-backed securities which are securities created by the grouping of certain private loans, receivables, and other lender assets, such as automobile receivables and credit-card receivables, into pools.

         Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

         Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period. The CARDS principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

         Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. Asset-backed securities purchased by the Prime Money Market Fund and the Intermediate Corporate Bond Fund will be subject to the same quality requirements as other securities purchased by the Fund.

         MUNICIPAL OBLIGATIONS. Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are or were issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Municipal Obligations if the interest paid thereon is exempt from federal income tax. Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income taxes are rendered by counsel to the issuers or bond counsel to the respective issuing authorities at the time of issuance. Neither the Tax-Free Money Market Fund nor the Adviser or BIMC will review independently the underlying proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

         The Tax-Free Money Market Fund may hold tax-exempt derivatives which may be in the form of tender option bonds, participations, beneficial interests in a trust, partnership interests or other forms. A number of different structures have been used. For example, interests in long-term fixed-rate Municipal Obligations, held by a bank as trustee or custodian, are coupled with tender option, demand and other features when the tax-exempt derivatives are created. Together, these features entitle the holder of the interest to tender (or put) the underlying Municipal Obligation to a third party at periodic intervals and to receive the principal amount thereof. In some cases, Municipal Obligations are represented by custodial receipts evidencing rights to receive specific future interest payments, principal payments, or both, on the underlying municipal securities held by the custodian. Under such arrangements, the holder of the custodial receipt has the option to tender the underlying municipal securities at its face value to the sponsor (usually a bank or broker dealer or other financial institution), which is paid periodic fees equal to the difference between the bond's fixed coupon rate and the rate that would cause the bond, coupled with the tender option, to trade at par on the date of a rate adjustment. The Tax-Free Money Market Fund may hold tax-exempt derivatives, such as participation interests and custodial receipts, for Municipal Obligations which give the holder the right to receive payment of principal subject to the conditions described above. The Internal Revenue Service has not ruled on whether the interest received on tax-exempt derivatives in the form of participation interests or custodial receipts is tax-exempt, and accordingly, purchases of any such interests or receipts are based on the opinion of counsel to the sponsors of such derivative securities. Neither the Tax-Free Money Market Fund nor the Adviser or BIMC will review independently the underlying proceedings related to the creation of any tax-exempt derivatives or the bases for such opinions.

         As described in the Tax-Free Money Market Fund Prospectus, the two principal classifications of Municipal Obligations consist of "general obligation" and "revenue" issues, and the Tax-Free Money Market Fund's portfolio may include "moral obligation" issues, which are normally issued by special purpose authorities. The Tax-Free Money Market Fund's portfolio may also include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There are, of course, variations in the quality of Municipal Obligations both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Obligations. It should be recognized, however, that ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by the Tax-Free Money Market Fund, an issue of Municipal Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser or BIMC will consider such an event in determining whether the Tax-Free Money Market Fund should continue to hold the obligation.

         An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

         Among other instruments, the Tax-Free Money Market Fund may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes, and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. In addition, the Tax-Free Money Market Fund may invest in other types of tax-exempt instruments such as municipal bonds, private activity bonds, and pollution control bonds, provided they have remaining maturities of thirteen months or less at the time of purchase.

         The payment of principal and interest on most securities purchased by the Tax-Free Money Market Fund will depend upon the ability of the issuers to meet their obligations. The District of Columbia, each state, each of their political subdivisions, agencies, instrumentalities, and authorities and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Statement of Additional Information and the Prospectus. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer."

         Although the Tax-Free Money Market Fund may invest more than 25% of its net assets in (i) Municipal Obligations whose issuers are in the same state and
(ii) Municipal Obligations the interest on which is paid solely from revenues of similar projects, it does not presently intend to do so on a regular basis. To the extent the Tax-Free Money Market Fund's assets are concentrated in Municipal Obligations that are payable from the revenues of similar projects or are issued by issuers located in the same state, the Tax-Free Money Market Fund will be subject to the peculiar risks presented by such projects and by the laws and economic conditions relating to such states to a greater extent than it would be if its assets were not so concentrated.

         The Prime Money Market Fund may invest in participation certificates in a lease, an installment purchase contract, or a conditional sales contract ("lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land or facilities. Although lease obligations are not general obligations of the issuer for which the state or other governmental body's unlimited taxing power is pledged, certain lease obligations are backed by a covenant to appropriate money to make the lease obligation payments. However, under certain lease obligations, the state or governmental body has no obligation to make these payments in future years unless money is appropriated on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that is not yet marketable as more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.

         TAXABLE OBLIGATIONS. Under normal market conditions, the Tax-Free Money Market Fund may invest up to 20% of its net assets in obligations, the interest on which is either subject to regular federal income tax or treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Taxable Obligations"). At times, the Adviser or BIMC may determine that, because of unstable conditions in the markets for Municipal Obligations, pursuing the Tax-Free Money Market Fund's investment objective is inconsistent with the best interests of the Shareholders of the Tax-Free Money Market Fund. At such times, the Adviser or BIMC may use temporary defensive strategies differing from those designed to achieve the Tax-Free Money Market Fund's investment objective, by increasing the Tax-Free Money Market Fund's holdings in short-term Taxable Obligations to over 20% of the Tax-Free Money Market Fund's net assets and by holding uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Money Market Fund's quality standards for tax-exempt commercial paper.

         The Intermediate Corporate Bond Fund may invest in taxable municipal obligations. Taxable municipal obligations are typically issued by municipalities or their agencies for purposes which do not qualify for federal tax exemption, but do qualify for state and local tax exemption ("Taxable Municipal Obligations"). These debt obligations are issued to finance the cost of buying, building or improving various projects, such as sporting facilities, health care facilities, housing projects, electric, water and sewer utilities, and colleges or universities. Generally, payments on these debt obligations depend on the revenues generated by the projects, excise taxes or state appropriations, or the debt obligations can be backed by the government's taxing power. Due to federal taxation, Taxable Municipal Obligations offer yields more comparable to other taxable sectors such as corporate bonds or agency bonds than to other municipal obligations. These debt obligations are federally taxable to individuals but may be exempt from state and local taxes.

         TAX-EXEMPT OBLIGATIONS. Under normal market conditions, the North Carolina Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of North Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and North Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("North Carolina Tax-Exempt Obligations"). Under normal market conditions, the South Carolina Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of South Carolina and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and South Carolina personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("South Carolina Tax-Exempt Obligations"). Under normal market conditions, the Virginia Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the Commonwealth of Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("Virginia Tax-Exempt Obligations"). Under normal market conditions, the West Virginia Fund will invest at least 80% of its total assets in investment grade obligations issued by or on behalf of the State of West Virginia and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt both from federal income tax and West Virginia personal income tax and not treated as a preference item for purposes of the federal alternative minimum tax for individuals ("West Virginia Tax-Exempt Obligations"). In addition to North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may invest in tax-exempt obligations issued by or on behalf of states other than North Carolina, South Carolina, Virginia, and West Virginia, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which, in the opinion of the issuer's counsel at the time of issuance, is exempt from federal income tax and is not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Such securities, North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations are hereinafter collectively referred to as "Tax-Exempt Obligations."

         Tax-Exempt Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term Tax-Exempt Obligations if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Tax-Exempt Obligations may also include General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         As described in the Prospectus, the two principal classifications of Tax-Exempt Obligations consist of "general obligation" and "revenue" issues. General obligation bonds are typically backed by the full faith and credit of the issuer, whereas revenue bonds are payable from a specific project or other limited source of revenue. The North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are permitted to invest in Tax-Exempt Obligations and may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. Currently, neither North Carolina nor South Carolina issuers have authority to issue moral obligation securities. Moral obligation securities are issued by state and local governments in Virginia. There are, of course, variations in the quality of Tax-Exempt Obligations, both within a particular classification and between classifications, and the yields on Tax-Exempt Obligations depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Tax-Exempt Obligations. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Tax-Exempt Obligations with the same maturity, interest rate and rating may have different yields, while Tax-Exempt Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, an issue of Tax-Exempt Obligations may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. Neither event would under all circumstances require the elimination of such an obligation from the North Carolina Fund's, the South Carolina Fund's, the Virginia Fund's, or the West Virginia Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund.

         An issuer's obligations for its Tax-Exempt Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Tax-Exempt Obligations may be materially adversely affected by litigation or other conditions.

         Also included within the general category of Tax-Exempt Obligations are participation certificates in a lease, an installment purchase contract, or a conditional sales contract (hereinafter collectively called "lease obligations") entered into by a state or political subdivision to finance the acquisition or construction of equipment, land, or facilities. Although lease obligations do not generally constitute general obligations of the issuer for which the lessee's unlimited taxing power is pledged (in South Carolina, certain governmental lease obligations are included in calculation of the general obligation debt limit while in Virginia, such obligations are not included in the calculation of applicable debt limits, provided such obligations are properly structured), the lease obligation is frequently assignable and backed by the lessee's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the lessee has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. These securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional securities. Certain investments in lease obligations may be illiquid. Under guidelines established by the Board of Trustees, the following factors will be considered when determining the liquidity of a lease obligation: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of potential buyers; (3) the willingness of dealers to undertake to make a market in the obligation; and (4) the nature of the marketplace trades.


         VARIABLE AND FLOATING RATE NOTES. The Tax-Free Bond Funds may acquire variable and floating rate tax-exempt notes, subject to each Fund's investment objective, policies, and restrictions. The Prime Money Market Fund and the Tax-Free Money Market Fund may purchase rated and unrated variable and floating rate instruments, which may have a stated maturity in excess of 13 months but will, in any event, permit the Fund to demand payment of the principal of the instrument at least once every 13 months upon not more than 30 days' notice. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by BB&T Asset Management with respect to the Tax-Free Bond Funds, (or FIMC with respect to the Prime Money Market Fund and BIMC with respect to the Tax-Free Money Market Fund) under guidelines established by the BB&T Funds' Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under a Fund's investment policies. In making such determinations, BB&T Asset Management with respect to the Tax-Free Bond Funds (or FIMC with respect to the Prime Money Market Fund and BIMC with respect to the Tax-Free Money Market Fund) will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by the Prime Money Market Fund or the Tax-Free Bond Funds, a Fund may resell a note at any time to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and a Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with other securities which are not readily marketable, exceeds 15% of each Tax-Free Bond Fund's net assets (10% for the Prime Money

Market Fund and the Tax-Free Money Market Fund) only if such notes are subject to a demand feature that will permit the Fund to receive payment of the principal within seven days after demand by the Fund.

         For purposes of the Tax-Free Bond Funds, the Prime Money Market Fund and the Tax-Free Money Market Fund, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

         WHEN-ISSUED SECURITIES. Each Fund, except the U.S. Treasury Fund, may purchase securities on a when-issued basis. In addition, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund may purchase and sell securities on a forward commitment basis (I.E., for delivery beyond the normal settlement date at a stated price and yield), including "TBA" (to be announced) purchase commitments. When these Funds agree to purchase securities on a when-issued or forward commitment basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that any such Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         When a Fund engages in when-issued or forward commitment transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. In addition, the purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Each of the Funds does not intend to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective. A Fund expects that commitments by a Fund to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions.

         CALLS. The Stock Funds and the Funds of Funds may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be listed on a National Securities Exchange and issued by the Options Clearing Corporation. In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by its custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian cash or cash liquid portfolio securities equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid portfolio securities in a segregated account with its custodian.

         The purpose of writing covered call options is to generate additional premium income for the Funds. This premium income will serve to enhance each Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the opinion of a Fund's Adviser or Sub-Adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns. A Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of its net assets.

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund does not have any control over the point at which it may be required to sell the underlying securities, because it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of a Fund's custodian. A Fund does not consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, BB&T Asset Management or the Sub-Adviser, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in a Fund's statement of assets and liabilities. This liability will be readjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of a Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price (or, with respect to the International Equity Fund, the mean between the last bid and asked prices). The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.


         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

         PUTS. The Tax-Free Bond Funds may acquire "puts" with respect to Tax-Exempt Obligations held in their portfolios, the Tax-Free Money Market Fund may acquire puts with respect to Municipal Obligations held in its portfolio, and the Funds of Funds may acquire puts with respect to the securities in their portfolios. The Large Company Growth Fund, the Small Company Growth Fund, and the International Equity Fund may buy put options, buy call options, and write secured put options for the purpose of hedging or earning additional income, which may be deemed speculative or, with respect to the International Equity Fund, cross-hedging. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. Each of these Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

         The amount payable to a Fund upon its exercise of a "put" is normally
(i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

         Puts may be acquired by the Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds to facilitate the liquidity of their portfolio assets or to shorten the maturity of underlying assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security.

         The Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).


         The Tax-Free Bond Funds, the Tax-Free Money Market Fund and the Funds of Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in BB&T Asset Management's opinion, present minimal credit risks.


     PUT AND CALL OPTIONS. A Fund will not purchase put and call options when the aggregate premiums on outstanding options exceed 5% of its net assets at the time of purchase, and will not write options on more than 25% of the value of its net assets (measured at the time an option is written). Options trading is a highly specialized activity that entails greater than ordinary investment risks. In addition, unlisted options are not subject to the protections afforded purchasers of listed options issued by the Options Clearing Corporation, which performs the obligations of its members if they default. Cross-hedging is the use of options or forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency based on a belief that there is a pattern of correlation between the two currencies.

         Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund) may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

         STAND-BY COMMITMENTS. The Tax-Free Bond Funds may acquire "stand-by commitments" with respect to Tax-Exempt Obligations held in their portfolios and the Tax-Free Money Market Fund may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, a dealer would agree to purchase at a Fund's option specified securities at their amortized cost value to the Fund plus accrued interest, if any. (Stand-by commitments acquired by a Fund may also be referred to as "put" options.) Stand-by commitments may be exercisable by a Fund at any time before the maturity of the underlying securities and may be sold, transferred, or assigned only with the instruments involved. A Fund's right to exercise stand-by commitments will be unconditional and unqualified.

         The amount payable to a Fund upon its exercise of a stand-by commitment will normally be (i) the Fund's acquisition cost of the securities (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during the period.

         Each Fund expects that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by a Fund will not exceed 1/2 of 1% of the value of that Fund's total assets calculated immediately after each stand-by commitment is acquired.

         Each Fund intends to enter into stand-by commitments only with dealers, banks, and broker-dealers which, in the investment adviser's opinion, present minimal credit risks. A Fund's reliance upon the credit of these dealers, banks, and broker-dealers will be secured by the value of the underlying securities that are subject to the commitment.

         A Fund would acquire stand-by commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not affect the valuation or assumed maturity of the underlying securities, which would continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by a Fund would by valued at zero in determining net asset value. Where the Fund paid any consideration directly or indirectly for a stand-by commitment, its cost would be reflected as unrealized depreciation for the period during which the commitment was held by that Fund.

         RISK FACTORS RELATING TO OPTIONS. There are several risks associated with transactions in put and call options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on a national securities exchange ("Exchange") may be absent for reasons which include the following: there may be insufficient trading interest in certain options, restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an Exchange; the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that Exchange would continue to be exercisable in accordance with their terms. In addition, the success of a hedging strategy based on options transactions may depend on the ability of the Fund's Adviser or Sub-Adviser to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates.

         FUTURES CONTRACTS AND RELATED OPTIONS. Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund) may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable). The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

         Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

         Successful use of futures by the Funds is also subject to an Adviser's or Sub-Adviser's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

         Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult to impossible to liquidate existing positions or to recover excess variation margin payments.

         RIGHTS OFFERINGS AND WARRANTS TO PURCHASE. The Stock Funds may participate in rights offerings and may purchase warrants, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. Subscription rights normally have a short life span to expiration. The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the rights' and warrants' expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.


         INDEX-BASED INVESTMENTS. Each of the Large Company Value Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, Capital Appreciation Fund, and Mid Cap Value Fund may invest in Index-Based Investments, such as Standard & Poor's Depository Receipts ("SPDRs"), NASDAQ-100 Index Tracking Stock ("NASDAQ 100s") and Dow Jones DIAMONDS ("Diamonds"), which are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market. SPDRs, NASDAQ 100s and DIAMONDS are listed on the American Stock Exchange.


         A UIT will generally issue Index-Based Investments in aggregations of 50,000 known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the applicable index (the "Index"),
(b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the Index and the net asset value of a Portfolio Deposit.

         Index-Based Investments are not individually redeemable, except upon termination of the UIT. To redeem, the portfolio must accumulate enough Index-Based Investments to reconstitute a Creation Unit (large aggregations of a particular Index-Based Investment). The liquidity of small holdings of Index-Based Investments, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

         The price of Index-Based Investments is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of Index-Based Investments is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for Index-Based Investments is based on a basket of stocks. Disruptions in the markets for the securities underlying Index-Based Investments purchased or sold by the Portfolio could result in losses on Index-Based Investments. Under the 1940 Act, a fund must limit investments in Index-Based Investments to 5% of the fund's total assets and 3% of the outstanding voting securities of the Index-Based Investments issuer. Moreover, a Fund's investments in Index-Based Investments, when aggregated with all other investments in investment companies, may not exceed 10% of the Fund's total assets.


         INVESTMENT COMPANIES. Each Fund, except the U.S. Treasury Fund and the Funds of Funds, may, to the extent permitted by the 1940 Act, invest in the securities of unaffiliated money market mutual funds. Pursuant to exemptive relief granted by the SEC for each Fund, except the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund, each Fund may invest in Shares of the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund. In order to avoid the imposition of additional fees as a result of investments in Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund, BB&T Asset Management and BISYS Fund Services (the "Administrator") will reduce that portion of their usual asset-based service fees from each investing Fund by an amount equal to their service fees from the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund, that are attributable to those Fund investments. BB&T Asset Management and the Administrator will promptly forward such fees to the investing Funds. The Funds will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.


         In addition, the International Equity Fund may purchase shares of investment companies investing primarily in foreign securities, including so-called "country funds." Country funds have portfolios consisting exclusively of securities of issuers located in one country.

         The Balanced Fund may invest in closed-end investment companies that invest a significant portion of their assets in convertible securities. The shares of closed-end investment companies, which are not redeemable, will be purchased only if they are traded on a domestic stock exchange. Closed-end Fund shares often trade at a substantial discount (or premium) from their net asset value. Therefore, there can be no assurance that a share of a closed-end Fund, when sold, will be sold at a price that approximates its net asset value. The Intermediate Corporate Bond Fund may invest in investment companies that invest primarily in debt securities.

         CONVERTIBLE SECURITIES. The Intermediate Corporate Bond Fund and the Stock Funds may invest in convertible securities. Convertible securities are fixed income-securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

         RESTRICTED SECURITIES. Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market Fund) may invest in commercial paper issued by corporations without registration under the Securities Act of 1933 (the "1933 Act") in reliance on the exemption in Section 3(a)(3), and commercial paper issued in reliance on the so-called "private placement" exemption in Section 4(2) ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers which make a market in Section 4(2) paper, thus providing liquidity.

         Each Fund of the BB&T Funds (other than the U.S. Treasury Money Market
Fund) may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. These securities will not be considered illiquid so long as the Adviser or Sub-Adviser determines that an adequate trading market exists for the securities. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.


         SECURITIES LENDING. In order to generate additional income, each Fund, except the Tax-Free Bond Funds, may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which BB&T Asset Management and/or a Fund's respective Sub-Adviser has determined are creditworthy under guidelines established by the BB&T Funds' Board of Trustees. The BB&T Funds will employ one or more securities lending agents to initiate and affect securities lending transactions for the BB&T Funds. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower was to default on its lending agreement or enter into bankruptcy, the Fund will lend only on a fully collateralized basis in order to reduce such risk. During the time portfolio securities are on loan, the Fund is entitled to receive any dividends or interest paid on such securities. Additionally, cash collateral received will be invested on behalf of the Fund exclusively in money market instruments. While a Fund will not have the right to vote securities on loan, the Funds intend to terminate the loan and retain the right to vote if that is considered important with respect to the investment. Each Fund will restrict its securities lending to 33 1/3% of its total assets.


INVESTMENT RESTRICTIONS
-----------------------

         Except as provided otherwise, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund (as defined under "GENERAL INFORMATION - Miscellaneous" in this Statement of Additional Information).

         THE PRIME MONEY MARKET FUND, THE U.S. TREASURY FUND, AND THE TAX-FREE MONEY MARKET FUND MAY NOT:

         1. Purchase securities of any issuer, other than obligations issued or guaranteed by the U.S. Government if, as a result, with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. In addition, although not a fundamental investment restriction (and therefore subject to change without shareholder vote), to the extent required by rules of the Securities and Exchange Commission, the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund will apply this restriction to 100% of its portfolio, except that for the Prime Money Market Fund and the Tax-Free Money Market Fund, 25% of the value of its total assets may be invested in any one issuer for a period of up to three business days.

         EACH BOND FUND MAY NOT:

         1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase with respect to 75% of its portfolio, more than 5% of the value of the Fund's total assets would be invested in such issuer. There is no limit as to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         2. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         EACH OF THE FUNDS OF FUNDS MAY NOT:

         1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities or securities issued by "regulated investment companies" as defined in the Internal Revenue Code of 1986, as amended (the "Code"); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities or "regulated investment companies" as defined in the Code, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         THE LARGE COMPANY VALUE FUND, THE BALANCED FUND, THE LARGE COMPANY GROWTH FUND, THE SMALL COMPANY GROWTH FUND, THE CAPITAL APPRECIATION FUND, AND THE MID CAP VALUE FUND MAY NOT:

         1. Purchase any securities that would cause 25% or more of the value of such Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

         2. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

         THE INTERNATIONAL EQUITY FUND MAY NOT:

         1. Purchase securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities) if more than 5% of the value of the Fund's total assets would (taken at current value) be invested in the securities of such issuer, or more than 10% of the issuer's outstanding voting securities would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may (taken at current value) be invested without regard to these limitations. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security shall not be deemed to be a security issued by the guarantors when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to
(i) instruments issued (as defined in Investment Limitation No. 1 above) or guaranteed by the United States, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivision, and (ii) repurchase agreements secured by the instruments described in clause (i); (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and
(c) utilities will be divided according to their services; for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry.

         3. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

         4. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except to the extent that the purchase of obligations directly from the issuer thereof, or the disposition of securities, in accordance with the Fund's investment objective, policies and limitations may be deemed to be underwriting.

         5. Write or sell unsecured put options, call options, straddles, spreads, or any combination thereof, except for transactions in options on securities, securities indices, futures contracts and options on futures contracts.

         6. Purchase securities on margin, make short sales of securities or maintain a short position, except that (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options or the Fund's sale of securities short against the box, and (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities.

         7. Purchase or sell commodity contracts, or invest in oil, gas or mineral exploration or development programs, except that the Fund may, to the extent appropriate to its investment policies, purchase securities of companies engaging in whole or in part in such activities and may enter into futures contracts and related options.

         EACH OF THE FUNDS MAY NOT:

         1. Borrow money or issue senior securities, except that a Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% (one-third with respect to the Prime Money Market Fund and the International Equity Fund) of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of (one-third of the value of the Fund's total assets at the time of such borrowing with respect to the Prime Money Market Fund and the International Equity Fund) the lesser of the dollar amounts borrowed or 10% of the value of a Fund's total assets at the time of its borrowing. Each of the Funds (except the U.S. Treasury Fund) will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. The U.S. Treasury Fund will not purchase securities while borrowings are outstanding.

         2. Make loans, except that each of the Funds may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies and may enter into repurchase agreements.

         THE NORTH CAROLINA FUND, THE SOUTH CAROLINA FUND, THE VIRGINIA FUND, AND THE WEST VIRGINIA FUND MAY NOT:

         1. Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Tax-Exempt Obligations in their portfolios and sell those puts in conjunction with a sale of those Tax-Exempt Obligations.

         2. Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities, and (b) this limitation shall not apply to Tax-Exempt Obligations or governmental guarantees of Tax-Exempt Obligations. For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such nongovernmental user.

         NONE OF THE FUNDS OF THE BB&T FUNDS (OTHER THAN THE INTERNATIONAL EQUITY FUND AND PRIME MONEY MARKET FUND) MAY:

         1. Purchase securities on margin, sell securities short, participate on a joint or joint and several basis in any securities trading account, or underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives and policies;


         2. Purchase or sell commodities, commodity contracts (including futures contracts, with respect to each Fund other than the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation, the Mid Cap Value, and the Funds of Funds, which may purchase futures contracts) oil, gas or mineral exploration or development programs, or real estate (although investments by the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia

Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, and the Funds of Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded);


         NONE OF THE FUNDS (EXCEPT THE FUNDS OF FUNDS) MAY:


         1. Invest in securities of other investment companies, except as such securities may be acquired as part of a merger, consolidation, reorganization, or acquisition of assets; PROVIDED, HOWEVER, that (i) the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, and the Mid Cap Value Fund, may purchase securities of a money market fund, including securities of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund; (ii) the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may purchase securities of a money market fund which invests primarily in high quality short-term obligations exempt from Federal income tax, if, with respect to the Fund, immediately after such purchase, the acquiring Fund does not own in the aggregate (a) more than 3% of the acquired company's outstanding voting securities, (b) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the acquiring Fund, or (c) securities issued by the acquired company and all other investment companies (other than Treasury stock of the acquiring Fund) having an aggregate value in excess of 10% of the value of the acquiring Fund's total assets; (iii) the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund may purchase shares of other investment companies in accordance with the provisions of the Investment Company Act of 1940, as amended, and the rules and regulations promulgated thereunder; and (iv) this restriction is not fundamental with respect to the Intermediate Corporate Bond Fund, Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund and may therefore be changed by a vote of a majority of the Trustees of the BB&T Funds.


         The U.S. Treasury Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds. The U.S. Treasury Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund and the Intermediate Corporate Bond Fund may not write or purchase call options. Each of the Funds may not write put options. The U.S. Treasury Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund and the Intermediate Corporate Bond Fund may not purchase put options. The North Carolina Fund and the South Carolina Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operation.

         THE PRIME MONEY MARKET FUND MAY NOT:

         1. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute and industry. Bank instruments include bank accounts, time deposits, certificates of deposit, an banker's acceptances. As a matter of non-fundamental policy, (i) instruments of foreign banks will not be considered bank instruments for purposes of the above-described exclusion from the above industry concentration limit; (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; and (iii) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will be each considered a separate industry. For purposes of this limitation, a security is considered to be issued by the entity (or entities) whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor, for purposes of diversification, when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's total assets.

         2. Underwrite securities except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         3. Purchase or sell commodities, commodities contracts, futures contracts, or real estate except to the extent permitted by the Investment Company Act of 1940 or the rules or regulations thereunder, as such statutes, rules or regulations may be amended from time to time.

         Although the foregoing investment limitations would permit the Prime Money Market Fund to invest in options, futures contracts and options on futures contracts, the Fund does not currently intend to trade in such instruments or engage in such transactions during the next twelve months (except to the extent a portfolio security may be subject to a "demand feature" or "put" as permitted under SEC regulations for money market funds). Prior to making any such investments, the Prime Money Market Fund would notify its shareholders and add appropriate descriptions concerning the instruments and transactions to its Prospectus.

         The following investment restrictions are considered non-fundamental and therefore may be changed by a vote of a majority of the Trustees of the BB&T
Funds:

         The Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Free Money Market Fund may not invest more than 10% of its net assets in illiquid securities.

         1. The Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund may not invest more than 10% of its net assets in instruments which are not readily marketable.

         2. None of the Funds (except the Prime Money Market Fund) may invest in any issuer for purposes of exercising control or management.

         3. If any percentage restriction described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction.

PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund of the BB&T Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less.

         For the fiscal years ended September 30, 2000, and September 30, 1999, the portfolio turnover rates for each of the Funds with a full year of operations in the subject fiscal years (other than the Money Market Funds) were as follows:

         FUND                                   2000                1999
         ----                                   ----                ----


Short-Intermediate Fund                        101.07%             99.99%
Intermediate U.S. Government  Bond Fund        103.41%             73.46%
Intermediate Corporate Bond Fund               186.79%             N/A
North Carolina Fund                             80.33%             39.70%
South Carolina Fund                             84.20%             71.96%
Virginia Fund                                   64.45%             27.05%
Large Company Value Fund                        23.85%             13.52%
Balanced Fund - common stock                    57.42%             23.35%
              - fixed income                    58.71%             51.20%
Large Company Growth Fund                       74.76%             67.59%
Small Company Growth Fund                      206.16%            184.39%
International Equity Fund                      179.44%             82.00%
Capital Manager Conservative Growth Fund        38.27%             16.45%
Capital Manager Moderate Growth Fund            46.69%             17.33%
Capital Manager Growth Fund                     43.28%             17.93%




         High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains (including short-term taxable gains generally taxed at ordinary income tax rates) to a Fund's shareholders. The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. A higher portfolio turnover rate for each Fund of the BB&T Funds other than the U.S. Treasury Fund may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions. See "Additional Tax Information."

         Because the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund intend to invest entirely in securities with maturities of less than one year and because the Securities and Exchange Commission requires such securities to be excluded from the calculation of the portfolio turnover rate, the portfolio turnover with respect to each of the Money Market Fund was zero percent for the fiscal years ended September 30, 2000 and September 30, 1999, and is expected to remain zero percent for regulatory purposes.


                                    VALUATION

         The net asset value of each of the Funds, other than the Money Market Funds, is determined and its Shares are priced as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Time"). The net asset value of the Prime Money Market Fund and the U.S. Treasury Fund is determined and their Shares are priced as of 12:00 p.m., 3:00 p.m., and as of the close of regular trading of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on each Business Day ("Valuation Times"). The net asset value of the Tax-Free Money Market Fund is determined on the same schedule with the exception of the 3:00 p.m. Eastern time determination which will not be performed. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading and any other day (other than a day on which no Shares are tendered for redemption and no orders to purchase Shares are received) during which there is sufficient trading in a Fund's portfolio securities that a Fund's net asset value per Share might be materially affected. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION OF THE MONEY MARKET FUNDS

         The U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund would receive if it sold the instrument. The value of securities in the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, each Money Market Fund will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that the Fund will not purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The BB&T Funds' Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and each Money Market Fund's investment objective, to stabilize the net asset value per Share of each Money Market Fund for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of the Money Market Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Money Market Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE BOND FUNDS, THE STOCK FUNDS (EXCLUDING THE INTERNATIONAL EQUITY
FUND), AND THE FUNDS OF FUNDS

         Portfolio securities for which market quotations are readily available are valued based upon their current available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Unlisted securities for which market quotations are readily available will be valued at the current quoted bid prices. Other securities and assets for which quotations are not readily available, including restricted securities and securities purchased in private transactions, are valued at their fair market value in BB&T Funds' Pricing Committee's best judgment under procedures established by, and under the supervision of the BB&T Funds' Board of Trustees. The Pricing Committee, as designated by the Board of Trustees, consists of the following individuals or their designees: (i) the chief investment officer of BB&T: (ii) the chief compliance officer of BISYS Fund Services, Inc.; and (iii) the treasurer of BB&T Funds. Pricing determinations require an affirmative vote of a majority of the Pricing Committee. The Funds of Funds will value their investments in mutual funds securities at the redemption price, which is net asset value.

         Among the factors that will be considered, if they apply, in valuing portfolio securities held by the Funds are the existence of restrictions upon the sale of the security by the Fund, the absence of a market for the security, the extent of any discount in acquiring the security, the estimated time during which the security will not be freely marketable, the expenses of registering or otherwise qualifying the security for public sale, underwriting commissions if underwriting would be required to effect a sale, the current yields on comparable securities for debt obligations traded independently of any equity equivalent, changes in the financial condition and prospects of the issuer, and any other factors affecting fair market value. In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

         The BB&T Funds may use a pricing service to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. The methods used by the pricing service and the valuations so established will be reviewed by the BB&T Funds under the general supervision of the BB&T Funds' Board of Trustees. Several pricing services are available, one or more of which may be used by the Pricing Committee from time to time.

         Investments in debt securities with remaining maturities of 60 days or less may be valued based upon the amortized cost method.

VALUATION OF THE INTERNATIONAL EQUITY FUND

         Valuation of securities of foreign issuers and those held by the International Equity Fund is as follows: to the extent sale prices are available, securities which are traded on a recognized stock exchange, whether U.S. or foreign, are valued at the latest sale price on that exchange prior to the time when assets are valued or prior to the close of regular trading hours on the NYSE. In the event that there are no sales, the mean between the last available bid and asked prices will be used. If a security is traded on more than one exchange, the latest sale price on the exchange where the stock is primarily traded is used. An option or futures contract is valued at the last sales price prior to 4:00 p.m. (Eastern Time), as quoted on the principal exchange or board of trade on which such option or contract is traded, or in the absence of a sale, the mean between the last bid and asked prices prior to 4:00 p.m. (Eastern Time). In the event that application of these methods of valuation results in a price for a security which is deemed not to be representative of the market value of such security, the security will be valued by the Fund's Sub-Adviser, BlackRock International Ltd., under the direction of or in accordance with a method specified by the Board of Trustees as reflecting fair value. The amortized cost method of valuation will be used with respect to debt obligations with sixty days or less remaining to maturity unless the Adviser and/or Sub-Adviser under the supervision of the Board of Trustees determines such method does not represent fair value. All other assets and securities held by the Fund (including restricted securities) are valued at fair value as determined in good faith by BlackRock International, in accordance with procedures established by the Board of Trustees.

         Certain of the securities acquired by the International Equity Fund may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

         As discussed above, the International Equity Fund may use a pricing service or market/dealer experienced in such matters to value the Fund's securities.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         Each class of Shares of each Fund of the BB&T Funds are sold on a continuous basis by BISYS Fund Services L.P. ("BISYS"). In addition to purchasing Shares directly from BISYS, Class A, Class B, Class C, or Trust Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at BB&T, or BB&T's affiliated or correspondent banks. Customers purchasing Shares of the BB&T Funds may include officers, directors, or employees of BB&T or BB&T's affiliated or correspondent banks.

PURCHASE OF CLASS A, CLASS B, AND CLASS C SHARES

         As stated in the Class A, Class B, and Class C Prospectus, the public offering price of Class A Shares of the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation Fund, and the Mid Cap Value Fund is their net asset value next computed after an order is received, plus a sales charge which varies based upon the quantity purchased. The public offering price of such Class A Shares of the BB&T Funds is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of offering price applicable to the purchase. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in the Class A, Class B, and Class C Prospectus applies to purchases of Class A Shares of such a Fund by a Purchaser.

         Shares of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund and Class B Shares and Class C Shares of each Fund offering such Shares are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A, Class B, and Class C Prospectus, the Class B Shares and Class C Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth and first anniversary of purchase, respectively. Investors purchasing Shares of the U.S. Treasury Fund, Prime Money Market Fund, and the Tax-Free Money Market Fund are generally required to purchase Class A or Trust Shares, since such Shares are not subject to any initial sales charge or contingent deferred sales charge. Shareholders investing directly in Class B Shares of the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund, as opposed to Shareholders obtaining Class B Shares of the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund upon an exchange of Class B Shares of any of the other Funds, will be requested to participate in the Auto Exchange and to set the time and amount of their regular, automatic withdrawals in such a way that all of their Class B Shares have been withdrawn from the U.S. Treasury Money Market Fund, Prime Money Market Fund, or the Tax-Free Money Market Fund within two years of purchase. Such

Class B shares may be exchanged for Class B Shares of any other Fund through the Auto Exchange (see "Auto Exchange Plan").

         An order to purchase Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the BB&T Funds' custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund which is transmitted by federal funds wire will be available the same day for investment by the BB&T Funds' custodian, if received prior to the last Valuation Time (see "VALUATION OF SHARES"). It is strongly recommended that investors of substantial amounts use federal funds to purchase Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund.

         Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund purchased before 12:00 noon, Eastern Time, begin earning dividends on the same Business Day. All Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund continue to earn dividends through the day before their redemption.

         Shares of the BB&T Funds sold to Participating Organizations acting in a fiduciary, advisory, custodial, or other similar capacity on behalf of Customers will normally be held of record by the Participating Organizations. With respect to Shares so sold, it is the responsibility of the Participating Organization to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Participating Organizations and reflected in the account statements provided by the Participating Organizations to Customers. Depending upon the terms of a particular Customer account, a Participating Organization or Bank may charge a Customer's account fees for services provided in connection with investment in the BB&T Funds.

         In the case of orders for the purchase of Shares placed through a broker-dealer, the public offering price will be the net asset value as so determined plus any applicable sales charge, but only if the broker-dealer receives the order prior to the Valuation Time for that day and transmits to the BB&T Funds by the Valuation Time. The broker-dealer is responsible for transmitting such orders promptly. If the broker-dealer fails to do so, the investor's right to that day's closing price must be settled between the investor and the broker-dealer. If the broker-dealer receives the order after the Valuation Time for that day, the price will be based on the net asset value determined as of the Valuation Time for the next Business Day.

         Every Shareholder will be mailed a confirmation of each new transaction in the Shareholder's account. In the case of Class A, Class B, and Class C Shares held of record by a Participating Organization but beneficially owned by a Customer, confirmations of purchases, exchanges and redemptions of Class A, Class B, and Class C Shares by a Participating Organization will be sent to the Customer by the Participating Organization. Certificates representing Shares will not be issued.

         AUTO INVEST PLAN. BB&T Funds Auto Invest Plan enables Shareholders to make regular purchases of Class A, Class B, and Class C Shares through automatic deduction from their bank accounts. With Shareholder authorization, the BB&T Funds' transfer agent will deduct the amount specified (subject to the applicable minimums) from the Shareholder's bank account and will automatically invest that amount in Class A, Class B, or Class C Shares at the public offering price on the date of such deduction.

         For a Shareholder to change the Auto Invest instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Invest Plan may be amended or terminated without notice at any time by the Distributor.

         BB&T FUNDS INDIVIDUAL RETIREMENT ACCOUNT ("IRA"). A BB&T Funds IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing Class A, Class B, or Class C Shares for an IRA. BB&T Funds IRA contributions may be tax-deductible and earnings are tax deferred. Under the Tax Reform Act of 1986 and Taxpayer Relief Act of 1997, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

         All BB&T Funds IRA distribution requests must be made in writing to BISYS Fund Services. Any additional deposits to a BB&T Funds IRA must distinguish the type and year of the contribution.

         For more information on a BB&T Funds IRA call the BB&T Funds at (800) 228-1872. Investment in Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, and the Tax-Free Money Market Fund would not be appropriate for any IRA. Shareholders are advised to consult a tax adviser on BB&T Funds IRA contribution and withdrawal requirements and restrictions.

SALES CHARGES

As the BB&T Funds' principal underwriter, BISYS acts as principal in selling Class A, Class B, and Class C Shares of the BB&T Funds to dealers. BISYS re-allows the applicable sales charge as dealer discounts and brokerage commissions. However, the Distributor, in its sole discretion, may pay certain dealers all or part of the portion of the sales charge it receives. A broker or dealer who receives a reallowance in excess of 90% of the sales charge may be deemed to be an "underwriter" for purposes of the 1933 Act. From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

         The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares of any of the Funds of the BB&T Funds. The maximum cash compensation payable by the Distributor is 5.75% of the public offering price of Class A Shares. Compensation will also include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more of the Funds, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its shareholders. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

         The sales charges set forth in the table above are applicable to purchases made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

         In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A Shares, then of any Class C Shares, and then of any Class B Shares in the Shareholder's Fund account, (unless the Shareholder elects to redeem in a different order) or Shares representing capital appreciation, next of Shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other Shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

SALES CHARGE REDUCTIONS AND WAIVERS

Certain sales of Class A Shares are made without a sales charge, as described in the Class A, Class B, and Class C Prospectus under the caption "Sales Charge Waivers," to promote goodwill with employees and others with whom BISYS, BB&T and/or the BB&T Funds have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

         LETTER OF INTENT. Any Purchaser may obtain a reduced sales charge by means of a written Letter of Intent which expresses the intention of such Purchaser to invest a certain amount in Class A Shares of any of the Variable NAV Funds, i.e., those Funds which charge a sales charge, within a period of 13 months. Each purchase of Shares under a Letter of Intent will be made at the public offering price plus the sales charge applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Letter of Intent. A Letter of Intent may include purchases of Class A Shares made not more than 90 days prior to the date such Purchaser signs a Letter of Intent; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included. When a purchaser enters into a Letter of Intent which includes shares purchased prior to the date of the Letter of Intent, the sales charge will be adjusted and used to purchase additional Shares of the Fund at the then current public offering price at the end of the 13 month period. This program may be modified or eliminated at any time or from time to time by the BB&T Funds without notice.

         A Letter of Intent is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Letter of Intent is 5% of such amount. Class A Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the Class A Shares actually purchased if the full amount indicated is not purchased, and such escrowed Class A Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed Class A Shares, whether paid in cash or reinvested in additional Class A Shares are not subject to escrow. The escrowed Class A Shares will not be available for disposal by the investor until all purchases pursuant to the Letter of Intent have been made or the higher sales charge has been paid. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Letter of Intent and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in sales charges will be used to purchase additional Class A Shares subject to the rate of sales charge applicable to the actual amount of the aggregate purchases at the net asset value next calculated.

         For further information, interested investors should contact the Distributor. Letter of Intent privileges may be amended or terminated without notice at any time by the Distributor.

         CONCURRENT PURCHASES AND RIGHT OF ACCUMULATION. A Purchaser (as defined above) may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more of the Variable NAV Funds or by combining a current purchase of Class A Shares of a Variable NAV Fund with prior purchases of Shares of any Variable NAV Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of Class A Shares of any Variable NAV Fund sold with a sales charge plus (ii) the then current net asset value of all Class A Shares held by the Purchaser in any Variable NAV Fund. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

         Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Distribution Plan are payable to the Distributor to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B and Class C Shares, such as the payment of compensation to dealers and agents selling Class B and Class C Shares. A dealer commission of 4.30% of the original purchase price of the Class B Shares of the Fund [AND OF % OF THE ORIGINAL PURCHASE PRICE OF THE CLASS C SHARES OF THE FUND -CONFIRM] will be paid to financial institutions and intermediaries. However, the Distributor may, in its sole discretion, pay a higher dealer commission at its sole discretion.

         CLASS B SHARES AND CLASS C SHARES. The Contingent Deferred Sales Charge is waived on redemption of Shares: (i) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; (ii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2; (iii) provided that the Shareholder withdraws no more than 12% of the account value annually using the Auto Withdrawal Plan Feature; (iv) for Investors who purchased Class B or Class C Shares of the Prime Money Market Fund, Class B or Class C Shares of the U.S. Treasury Fund, or Class B or Class C Shares of the Tax-Free Money Market Fund through the Cash Sweep Program at BB&T Treasury Services Division; and (v) for Investors who purchased through a participant directed defined contribution plan. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B or Class C Shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; and (ii) exchanges for Class B or Class C Shares of other Funds of the BB&T Funds as described under "Exchange Privilege."

         For purposes of conversion to Class A Shares, shares received as dividends and other distributions paid on Class B Shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A Shares, a pro-rata portion of the Class B Shares in the sub-account will also convert to Class A Shares.

         If a Shareholder effects one or more exchanges among Class B Shares of the Funds of the BB&T Funds during the eight-year period, the BB&T Funds will aggregate the holding periods for the shares of each Fund of the BB&T Funds for purposes of calculating that eight-year period. Because the per share net asset value of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, a Shareholder may receive fewer Class A Shares than the number of Class B Shares converted, although the dollar value will be the same.

EXCHANGE PRIVILEGE

         CLASS A. Only residents of North Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the North Carolina Fund. Only residents of South Carolina may exchange their Class A Shares of the other Funds for Class A Shares of the South Carolina Fund. Only residents of Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the Virginia Fund. Only residents of West Virginia may exchange their Class A Shares of the other Funds for Class A Shares of the West Virginia Fund.

         If Class A Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund were acquired in a previous exchange involving Shares of a Variable NAV Fund, then such Shares of the Prime Money Market Fund, the U.S. Treasury Fund, or the Tax-Free Money Market Fund may be exchanged for Shares of a Variable NAV Fund without payment of any additional sales load within a twelve month period. Under such circumstances, the Shareholder must notify the Distributor that a sales load was originally paid. Depending upon the terms of a particular Customer account, a Participating Organization may charge a fee with regard to such an exchange. Information about such charges will be supplied by the Participating Organization.

         CLASS B. Class B Shares of each Fund may be exchanged for Class B Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class B Shares.

         For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the exchange was made.

         CLASS C. Class C Shares of each Fund may be exchanged for Class C Shares of the other Funds on the basis of relative net asset value per Class B Share, without the payment of any Contingent Deferred Sales Charge which might otherwise be due upon redemption of the outstanding Class C Shares.

         For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class C Shares, the holding period for outstanding Class C Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class C Shares. For purposes of calculating the holding period applicable to the newly acquired Class C Shares, the newly acquired Class C Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class C Shares of the Fund from which the exchange was made.

         ADDITIONAL INFORMATION. An exchange is considered a sale of Shares and will result in a capital gain or loss for federal income tax purposes, which, in general, is calculated by netting the Shareholder's tax cost (or "basis") in the Shares surrendered and the value of the Shares received in the exchange. If a Shareholder exchanges Class A Shares within 90 days of acquiring them and if a sales charge is waived on the exchange, for purposes of measuring the capital gain or loss on the exchange, the Shareholder's basis in the surrendered Shares is reduced by the lesser of (i) the sales charge paid for the surrendered shares or (ii) the amount of the sales charge that is waived on the exchange.

         If not selected on the Account Registration form, the Shareholder will automatically receive Exchange privileges. A Shareholder wishing to exchange Class A, Class B, or Class C Shares purchased through a Participating Organization or Bank may do so by contacting the Participating Organization or Bank. If an exchange request in good order is received by the Distributor or the Transfer Agent by 12:00 noon (Eastern Time) on any Business Day, the exchange usually will occur on that day.

MATTERS AFFECTING REDEMPTION


         REDEMPTION BY MAIL. A written request for redemption must be received by the BB&T Funds in order to constitute a valid tender for redemption from an Individual Retirement Account ("IRA"). Also, the signature on the written request must be guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 if (a) a redemption check is to be payable to anyone other than the Owner(s) of record or (b) a redemption check is to be mailed to the Owner(s) at an address other than the address of record or (c) the Owner(s) address of record has changed within the last ten business days or (d) the redemption proceeds are being transferred to another Fund account with a different registration or (e) the redemption proceeds are being wired to bank instructions currently not on the account. The Distributor reserves the right to reject any signature guarantee if (1) it has reason to believe that the signature is not genuine, (2) it has reason to believe that the transaction would otherwise be improper, or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000. Proceeds may be mailed to the address of record or sent electronically or mailed to a previously designated bank account without a signature guarantee. See "Redemption by Telephone" for further discussion on sending proceeds to your bank account.


         REDEMPTION BY TELEPHONE. Shares may be redeemed by telephone if the Shareholder selected that option on the Account Registration Form. A Shareholder may have the proceeds mailed to the address of record or sent electronically or mailed directly to a domestic commercial bank account previously designated by the Shareholder on the Account Registration Form. Under most circumstances, such payments will be transmitted on the next Business Day following receipt of a valid request for redemption. Such electronic redemption requests may be made by the Shareholder by telephone to the Transfer Agent. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge. Such charge is currently being waived. There is no charge for having payment of redemption requests mailed or sent via the Automated Clearing House to a designated bank account. For telephone redemptions, call the BB&T Funds at (800) 228-1872. If not selected on the Account Registration form, the Shareholder will automatically receive telephone redemption privileges. None of the Distributor, the BB&T Funds' transfer agent, BB&T or the BB&T Funds will be liable for any losses, damages, expense or cost arising out of any telephone transaction (including exchanges and redemptions) effected in accordance with the BB&T Funds' telephone transaction procedures, upon instructions reasonably believed to be genuine. The BB&T Funds will employ procedures designed to provide reasonable assurance that instructions communicated by telephone are genuine; if these procedures are not followed, the BB&T Funds may be liable for any losses due to unauthorized or fraudulent instructions. These procedures include recording all phone conversations, sending confirmations to Shareholders within 72 hours of the telephone transaction, verifying the account name and a shareholder's account number or tax identification number and sending redemption proceeds only to the address of record or to a previously authorized bank account. If, due to temporary adverse conditions, investors are unable to effect telephone transactions, Shareholders may also mail the redemption request to the BB&T Funds.

         The BB&T Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as a result of which (i) disposal by the BB&T Funds of securities owned by it is not reasonably practical or (ii) it is not reasonably practical for the Company to determine the fair market value of its total net assets.

         The BB&T Funds may redeem any class of Shares involuntarily if redemption appears appropriate in light of the BB&T Funds' responsibilities under the 1940 Act.

         AUTO WITHDRAWAL PLAN. BB&T Funds Auto Withdrawal Plan enables Shareholders to make regular redemptions of Class A Shares, Class B Shares, and Class C Shares of a Fund. With Shareholder authorization, the BB&T Funds' transfer agent will automatically redeem Class A Shares, Class B Shares, and Class C Shares at the net asset value of the applicable Fund on the dates of withdrawal and have the amount specified transferred according to the instructions of the Shareholder.

         Purchase of additional Class A Shares concurrent with withdrawals may be disadvantageous to certain Shareholders because of tax liabilities.

         To participate in the Auto Withdrawal Plan, Shareholders should complete a supplemental sign-up form that can be acquired by calling the Distributor. For a Shareholder to change the Auto Withdrawal instructions or to discontinue the feature, the request must be made in writing to the BB&T Funds, P.O. Box 182533, Columbus, OH 43218-2533. The Auto Withdrawal Plan may be amended or terminated without notice at any time by the Distributor.

         PAYMENTS TO SHAREHOLDERS. Redemption orders are effected at the net asset value per Share next determined after the Shares are properly tendered for redemption, as described above. Payment to Shareholders for Shares redeemed will be made within seven days after receipt by the Distributor of the request for redemption. However, to the greatest extent possible, the BB&T Funds will attempt to honor requests from Shareholders for next Business Day payments upon redemptions of Shares if the request for redemption is received by the Transfer Agent before the last Valuation Time on a Business Day or, if the request for redemption is received after the last Valuation Time, to honor requests for payment within two Business Days, unless it would be disadvantageous to the BB&T Funds or the Shareholders of the particular Fund to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner. The Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund will attempt to honor requests from its Shareholders for same day payment upon redemption of Shares if the request for redemption is received by the Transfer Agent before 12:00 noon Eastern Time, on a Business Day or, if the request for redemption is received after 12:00 noon Eastern Time, to honor requests for payment on the next Business Day, unless it would be disadvantageous to the Fund or its Shareholders to sell or liquidate portfolio securities in an amount sufficient to satisfy requests for payments in that manner.

                           ADDITIONAL TAX INFORMATION

         Each Fund will be treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the BB&T Funds to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund of the BB&T Funds expects to eliminate or reduce to a nominal amount the federal income taxes to which such Fund may be subject. Regulated investment companies are subject to a federal excise tax if they do not distribute substantially all of their income on a timely basis. Each Fund intends to avoid paying federal income and excise taxes by timely distributing substantially all its net investment income and net realized capital gains.

         In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things,
(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities, and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; (b) each year distribute at least 90% of its dividend, interest (including tax-exempt interest), and certain other income and the excess, if any, of its net short-term capital gains over its net long-term capital losses; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

         A non-deductible excise tax is imposed on regulated investment companies that do not distribute in each calendar year (regardless of whether they have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year plus 98% of their capital gain net income for the 1-year period ending on October 31 of such calendar year plus any undistributed amounts from prior years. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year by a Fund were less than the required amount, the Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.

         Distributions from a Fund (other than exempt-interest dividends, as discussed below) will be taxable to Shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term capital gains. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains (generally subject to a 20% tax rate), regardless of how long a Shareholder has held a Fund's shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund's investment company taxable income or net capital gains may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a Shareholder reinvests them in additional shares or elects to receive them in cash. A Fund of Funds will not be able to offset gains realized by one Fund in which such Fund of Funds invests against losses realized by another Fund in which such Fund of Funds invests. The use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

         Dividends and distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular Shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a Shareholder will realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the Shareholder's hands, and will be long-term or short-term generally depending upon the Shareholder's holding period for the shares. Depending on the percentage ownership by a Fund of Funds in an underlying Fund both before and after a redemption, a redemption of Fund shares by the Fund of Funds may cause the Fund of Funds to be treated as not receiving capital gain income on the amount by which the distribution exceeds the tax basis of the Fund of Funds in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause Shareholders of a Fund of Funds to recognize higher amounts of ordinary income than if the Shareholders had held the shares of the underlying Funds directly.

         Each Fund of the BB&T Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends and other distributions paid to any Shareholder who has provided either an incorrect taxpayer identification number or no number at all, who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends, or who fails to provide a certified statement that he or she is not subject to "backup withholding."

         Dividends received by a Shareholder of a Fund that are derived from such Fund's investments in U.S. Government Securities may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. Government Securities directly. Shareholders are advised to consult their tax adviser concerning the application of state and local taxes to distributions received from a Fund.

         Shareholders will be advised at least annually as to the amount and federal income tax character of distributions made during the year.

         Dividends are generally taxable in the taxable year received. However, dividends declared in October, November or December to Shareholders of record during such a month and paid during the following January are treated for tax purposes as if they were received by each Shareholder on December 31 of the year in which the dividends were declared.

         Dividends will generally be taxable to a Shareholder as ordinary income to the extent of the Shareholder's ratable share of the earnings and profits of a Fund as determined for tax purposes. Certain dividends paid by the Stock Funds, and so-designated by such Funds, may qualify for the dividends received deduction for corporate shareholders. A corporate shareholder will only be eligible to claim such a dividends received deduction with respect to a dividend from one of these Funds if the shareholder held its shares on the ex-dividend date and for at least 45 more days during the 90-day period surrounding the ex-dividend date. Because all of the net investment income of the remaining Funds is expected to be interest income, it is anticipated that no distributions from such Funds will qualify for the dividends received deduction. Distributions designated by a Fund as deriving from net gains on securities held for more than one year will be taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the Fund. Shareholders who are not subject to tax on their income generally will not have to pay federal income tax on amounts distributed to them.

         Distributions are taxable to a Shareholder of a Fund even if they are paid from income or gains earned by the Fund prior to the Shareholder's investment (and thus were included in the price paid by the Shareholder).

         Dividends that are derived from interest on a Fund's investments in U.S. Government Securities and that are received by a Shareholder who is a North Carolina, South Carolina, Virginia, or West Virginia resident are currently eligible for exemption from those states' income taxes. Such dividends may be eligible for exemption from the state and local taxes of other jurisdictions as well, although state and local tax authorities may not agree with this view. However, in North Carolina, South Carolina, Virginia, and West Virginia as well as in other states, distributions of income derived from repurchase agreements and securities lending transactions generally will not qualify for exemption from state and local income taxes.

         A Fund's transactions in futures contracts, options, and foreign-currency-denominated securities, and certain other investment and hedging activities of the Fund, will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale," and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses, convert long-term capital gains into short-term capital losses, and otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing, and character of distributions to Shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds. A Fund's investments in certain debt obligations may cause the Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.

         Investment by the Fund in "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

         A "passive foreign investment company" is any foreign corporation: (i) 75 percent of more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

         Although each Fund expects to qualify as a "regulated investment company" (a "RIC") and to be relieved of all or substantially all federal income taxes, depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities. If for any taxable year a Fund does not qualify for the special federal tax treatment afforded a RIC, all of its taxable income will be subject to federal income tax at regular corporate rates at the Fund level (without any deduction for distributions to its Shareholders). In addition, distributions to Shareholders will be taxed as ordinary income even if the distributions are attributable to capital gains or exempt interest earned by the Fund. Furthermore, in order to requalify for taxation as a RIC, the Fund may be required to recognize gains, pay substantial taxes and interest, and make certain distributions.

         Prior proposed legislation that was ultimately not enacted would have reinstated a deductible tax (the "Environmental Tax"), imposed through tax years beginning before January 1, 1996, at a rate of 0.12% on a corporation's alternative minimum taxable income (computed without regard to the alternative minimum tax net operating loss deduction) in excess of $2 million. If the Environmental Tax is reinstated, exempt-interest dividends paid by the Fund that are included in a corporate Shareholder's alternative minimum taxable income may subject such shareholder to the Environmental Tax. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Corporate Shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         Under federal tax law in effect at the date of this Prospectus, a Shareholder's interest deduction generally will not be disallowed if the average adjusted basis of the shareholder's tax-exempt obligations does not exceed two percent of the average adjusted basis of the Shareholder's trade or business assets (in the case of most corporations and some individuals) and portfolio investments (in the case of individuals). Prior proposed legislation that was ultimately not enacted would have further limited or repealed this two-percent de minimis exception, which could reduce the total after-tax yield to investors to whom the de minimis exception would otherwise apply. It is not possible for the Fund to predict whether similar legislation might be proposed and enacted in the future. Shareholders should consult with their own tax advisors regarding the likelihood of such legislation and its effect on them.

         Information set forth in the Prospectuses and this Statement of Additional Information which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting U.S. purchasers of Shares of the BB&T Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation (especially with respect to foreign, state or local taxation). In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations which are in effect on the date of the Prospectuses and this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX CONSIDERATIONS RELATING TO THE TAX-FREE MONEY MARKET FUND

         The Tax-Exempt Money Market Fund can only pay its Shareholders exempt-interest dividends if, at the close of every quarter of the Fund's taxable year, at least 50% of the total value of the Tax-Exempt Money Market Fund's assets consist of obligations, the interest on which is exempt from federal income tax. Distributions designated as exempt-interest dividends by the Tax-Exempt Money Market Fund generally are not subject to federal income tax. Any loss on the sale or exchange of shares in the Tax-Exempt Money Market Fund held for six months or less will be disallowed to the extent of any exempt-interest dividend received by the shareholders with respect to such shares. In addition, an investment in the Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

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

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL EQUITY FUND

         Dividends and certain interest income earned by the International Equity Fund from foreign securities may be subject to foreign withholding taxes or other taxes. So long as more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may elect, for U.S. federal income tax purposes, to treat certain foreign taxes paid by it on securities it has held for at least the minimum period specified in the Code, including generally any withholding taxes and other foreign income taxes, as paid by its shareholders. It is possible that the International Equity Fund will make this election in certain years. The remaining Funds do not expect to be eligible to make this election. If the Fund makes the election, the amount of such foreign taxes paid by the Fund will be included in its shareholders' income pro rata (in addition to taxable distributions actually received by them), and each shareholder will be entitled either (a) to credit a proportionate amount of such taxes against a shareholder's U.S. Federal income tax liabilities, so long as the shareholder held the Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 other days during the 30-day period surrounding the ex-dividend date, or (b) if a shareholder itemizes deductions, to deduct such proportionate amounts from U.S. Federal taxable income. Although a Fund of Funds may itself be entitled to a deduction for such taxes paid by a Fund in which the Fund of Funds invests, the Fund of Funds will not be able to pass any such credit or deduction through to its own shareholders.

         Fund transactions in foreign currencies and hedging activities may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in value of the foreign currency concerned. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of a Fund's income distributions to constitute a return of capital for tax purposes or require the Fund to make distributions exceeding book income to qualify as a RIC for tax purposes.

ADDITIONAL TAX INFORMATION CONCERNING THE NORTH CAROLINA, SOUTH CAROLINA, VIRGINIA, AND WEST VIRGINIA FUNDS

         As indicated in the Prospectuses, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are designed to provide North Carolina, South Carolina, Virginia, and West Virginia Shareholders, respectively, with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund would not be suitable for tax-exempt institutions and may not be suitable for retirement plans qualified under Section 401 of the Code, so-called Keogh or H.R. 10 plans, and individual retirement accounts. Such plans and accounts are generally tax-exempt and, therefore, would not realize any additional benefit from the dividends of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund being tax-exempt, and such dividends would be ultimately taxable to the beneficiaries of such plans and accounts when distributed to them.

         The portions of dividends paid for each year that are exempt from federal, and North Carolina, South Carolina, Virginia, or West Virginia income tax, respectively, will be designated within 60 days after the end of a Fund's taxable year and will be based for each of the North Carolina, South Carolina, Virginia, and West Virginia Funds upon the ratio of net tax-exempt income to total net income earned by the Fund during the entire year. That ratio may be substantially different from the ratio of net tax-exempt income to total net income earned during any portion of the year. Thus, a Shareholder who holds Shares in either Fund for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net income actually earned by the Fund while he or she was a Shareholder.

         Distributions from the North Carolina Fund will not be subject to North Carolina income tax if made to individual Shareholders residing in North Carolina or to trusts or estates subject to North Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of North Carolina or its political subdivisions, or Guam, Puerto Rico, or the United States Virgin Islands, including the governments thereof and their agencies, instrumentalities and authorities, or (ii) attributable to interest on direct obligations of the United States.

         Distributions from the South Carolina Fund will not be subject to South Carolina income tax if made to individual Shareholders residing in South Carolina or to trusts or estates subject to South Carolina income tax to the extent such distributions are either (i) attributable to interest on obligations of South Carolina or its political subdivisions, including any agencies, instrumentalities and authorities thereof, or (ii) attributable to interest on direct obligations of the United States. However, distributions from the South Carolina Fund may be subject to certain estate transfer and bank transfer taxes by South Carolina.

         Distributions from the Virginia Fund will not be subject to Virginia income tax if the Virginia Fund pays distributions to Shareholders that it derived from interest on debt obligations of Virginia or its political subdivisions, debt obligations of the United States excludable from Virginia income tax under the laws of the United States, or debt obligations of Puerto Rico, Guam, or the Virgin Islands, which debt obligations are backed by the full faith and credit of the borrowing government.

         Distributions from the West Virginia Fund will not be subject to West Virginia income tax if the West Virginia Fund pays distributions to Shareholders that it derived from interest on debt obligations of West Virginia or its political subdivisions or debt obligations of the United States and some of its authorities, commissions, or instrumentalities.

         Distributions designated by the Funds as "exempt-interest dividends" are not generally subject to federal income tax. However, if the Shareholder receives Social Security or railroad retirement benefits, the Shareholder should consult his or her tax adviser to determine what effect, if any, an investment in a Fund may have on the taxation of such benefits.

         Dividends derived from interest income from certain types of securities in which the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund, may invest may subject individual and corporate investors to liability under the federal alternative minimum tax. As a matter of policy, under normal market conditions, not more than 10% of a Fund's total assets will be invested in securities the interest on which is treated as a preference item for purposes of the federal alternative minimum tax for individuals. To the extent the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund invests in securities the interest on which is subject to federal alternative minimum tax, Shareholders, depending on their tax status, may be subject to alternative minimum tax on that part of the Fund's distributions derived from those securities. Interest income on all Tax-Exempt Obligations is included in "adjusted current earnings" for purposes of computing the federal alternative minimum tax applicable to corporate Shareholders of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund.

         Under the Code, if a Shareholder receives an exempt-interest dividend with respect to any Share and such Share is held for six months or less, any loss on the sale or exchange of such Share will be disallowed for North Carolina, South Carolina, Virginia, West Virginia and federal income tax purposes to the extent of the amount of such exempt-interest dividend, even though, in the case of North Carolina, South Carolina, Virginia, or West Virginia, some portion of such dividend actually may have been subject to North Carolina, South Carolina, Virginia, or West Virginia income tax. Although the Treasury Department is authorized to issue regulations reducing such period to as short as 31 days for RICs that regularly distribute at least 90% of their net tax-exempt interest, no such regulations have been issued as of the date of this Statement of Additional Information.

         The North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may at times purchase Tax-Exempt Obligations at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of this market discount will be included in a Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         To the extent dividends paid to Shareholders are derived from taxable income (for example, from interest on certificates of deposit, market discount, securities lending transactions or repurchase agreements), or from long-term or short-term capital gains, such dividends will be subject to federal income tax, whether such dividends are paid in the form of cash or additional Shares. Distributions by the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund of net gains on securities held for more than one year are taxable to Shareholders as such, regardless of how long the Shareholder has held Shares in the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund, except that distributions which are directly attributable to gains from certain obligations of the State of North Carolina and its political subdivisions that were issued before July 1, 1995 are exempt from North Carolina State income tax. Distributions will be taxable as described above even if the net asset value of a Share in the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is reduced below the Shareholder's cost of that Share by the distribution of income or gain realized on the sale of securities and the distribution is, as an economic matter, a return of capital. If a shareholder purchases mutual fund shares, receives a capital gain dividend (or is credited with an undistributed capital gain) and then sells the shares at a loss within 6 months after purchasing the shares, the loss is treated as a long-term capital loss to the extent of the capital gain dividend (or undistributed capital gain).

         Part or all of the interest on indebtedness incurred by a Shareholder to purchase or carry Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund is not deductible for federal, North Carolina, South Carolina, Virginia, or West Virginia income tax purposes. The portion of interest that is not deductible is equal to the total interest multiplied by the percentage of the Fund's total distributions (not including distributions from net long-term capital gains) paid to the Shareholder that are exempt-interest dividends. It is anticipated that none of the distributions from the North Carolina Fund, the South Carolina Fund the Virginia Fund, or the West Virginia Fund will be eligible for the dividends received deduction for corporations.

         In addition, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may not be appropriate investments for Shareholders who are "substantial users" of facilities financed by private activity bonds or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business, and whose gross revenues derived with respect to the facilities financed by the issuance of bonds represent more than 5% of the total revenues derived by all users of such facilities, or who occupies more than 5% of the usable area of such facilities, or for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related person" includes certain related natural persons, affiliated corporations, a partnership and its partners and an S Corporation and its shareholders. Each Shareholder who may be considered a "substantial user" should consult a tax adviser with respect to whether exempt-interest dividends would retain the exclusion under Section 103 of the Code if the Shareholder were treated as a "substantial user" or a "related person."

         The Code permits a RIC which invests at least 50% of its total assets in Tax-Exempt Obligations to pass through to its investors, tax-free, net Tax-Exempt Obligations interest income. The policy of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund is to pay each year as dividends substantially all the Fund's Tax-Exempt Obligations interest income net of certain deductions. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders within sixty days after the close of the Fund's taxable year, but not to exceed in the aggregate the net Tax-Exempt Obligations interest received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, respectively, during such year, regardless of the period for which the Shares were held.

         While the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund do not expect to realize any significant amount of long-term capital gains, any net realized long-term capital gains will be distributed annually. The North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund will have no tax liability with respect to such distributed gains, and the distributions will be taxable to Shareholders as net gains on securities held for more than one year regardless of how long a Shareholder has held the Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund. Such distributions will be designated as a capital gains dividend in a written notice mailed by the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund to their respective Shareholders within sixty days after the close of each Fund's taxable year.

         Distributions of exempt-interest dividends, to the extent attributable to interest on North Carolina, South Carolina, Virginia, and West Virginia Tax-Exempt Obligations and to interest on direct obligations of the United States (including territories thereof), are not subject to North Carolina, South Carolina, Virginia, or West Virginia (respectively) individual or corporate income tax. However, distributions from the South Carolina Fund may be subject to certain estate transfer and bank transfer taxes by South Carolina. Distributions of gains attributable to certain obligations of the State of North Carolina and its political subdivisions issued prior to July 1, 1995 are not subject to North Carolina individual or corporate income tax; however, distributions of gains attributable to such types of obligations that were issued after June 30, 1995 will be subject to North Carolina individual or corporate income tax. Distributions of gains attributable to obligations of the State of South Carolina are subject to South Carolina individual and corporate income tax. Shareholders in West Virginia cannot reduce their West Virginia AGI for any portion of interest or dividends received from the Fund derived from income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any Federal law exemption, such as that accorded "exempt-interest dividends;" and they must increase their West Virginia AGI by the amount of such interest or dividend income. Also, a shareholder must increase his West Virginia AGI by interest on indebtedness incurred (directly or indirectly) to purchase or hold shares of the Fund to the extent such interest was deductible in determining Federal AGI. The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the shareholder's Federal AGI.

         While the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund do not expect to earn any significant amount of investment company taxable income, taxable income earned by the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund will be distributed to their respective Shareholders. In general, the investment company taxable income will be the taxable income of each Fund (for example, short-term capital gains) subject to certain adjustments and excluding the excess of any net long-term capital gains for the taxable year over the net short-term capital loss, if any, for such year. Any such income will be taxable to Shareholders as ordinary income (whether paid in cash or additional Shares).

         As indicated in the Prospectuses, the Funds may acquire puts with respect to Tax-Exempt Obligations held in the portfolios. See "INVESTMENT OBJECTIVES AND POLICIES - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of the North Carolina Fund, the South Carolina Fund, the Virginia

Fund, and the West Virginia Fund is to limit the acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Tax-Exempt Obligations acquired subject to the put and the interest on the Tax-Exempt Obligations will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund could acquire under the 1940 Act. Therefore, although the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund will only acquire a put after concluding that such put will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund. If the North Carolina Fund, the South Carolina Fund, the Virginia Fund, or the West Virginia Fund were not treated as the owners of the Tax-Exempt Obligations, income from such securities would probably not be tax exempt.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund. No attempt has been made to present a detailed explanation of the Federal or state income tax treatment of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund or their Shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Shares of the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN NORTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in North Carolina Tax-Exempt Obligations by the North Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of North Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the North Carolina Fund and its portfolio securities. This section briefly describes current economic trends in North Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of North Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The BB&T Funds has not independently verified this information.

         The State of North Carolina (the "State") has three major operating funds: the General Fund, the Highway Fund and the Highway Trust Fund. North Carolina derives most of its revenue from taxes, including individual income tax, corporation income tax, sales and use taxes, corporation franchise tax, alcoholic beverage tax, insurance tax and tobacco products tax. State sales taxes on food, as well as the inheritance and soft drink taxes, have been eliminated, while a streamlined sales tax collection system has been adopted to improve collection efforts, particularly as to out-of-state catalog and internet sales. The State receives other non-tax revenues which are also deposited in the General Fund. The most important are federal funds collected by State agencies, university fees and tuitions, interest earned by the State Treasurer on investments of General Fund moneys and revenues from the judicial branch. The proceeds from the motor fuel tax, highway use tax and motor vehicle license tax are deposited in the Highway Fund and the Highway Trust Fund.

         Fiscal year 1998-1999 ended with a positive General Fund balance of $1,437.9 million. Along with additional reserves, $522.5 million was reserved in the Savings Reserve Account, $288.0 million was reserved in the Retirees' Health Premiums Reserve, $164.7 million was reserved in the Repairs and Renovations Reserve Account, and $31.1 million was reserved in the Clean Water Management Trust Fund. After additional reserves, the unreserved General Fund balance at the end of fiscal year 1998-1999 was $296.7 million.

         Fiscal year 1999-2000 ended with a positive General Fund balance of $447.5 million. Along with additional reserves, $37.5 million was reserved in the Savings Reserve Account, $117.7 million was reserved in the Retirees' Health Premiums Reserve, $7.1 million was reserved in the Repairs and Renovations Reserve Account, and $1.1 million was reserved the Clean Water Management Trust Fund. Additionally, $240.0 million was reserved in the Intangibles Tax Refunds Reserve. After additional reserves, there was no balance remaining in the unreserved General Fund at the end of fiscal year 1999-2000. The ending General Fund balance does not include $541.9 million of unexpended funds designated to relief of Hurricane Floyd victims, which funds are to be expended during subsequent fiscal years.

         The foregoing results are presented on a budgetary basis. Accounting principles applied to develop data on a budgetary basis differ significantly from those principles used to present financial statements in conformity with generally accepted accounting principles. For example, based on a modified accrual basis, the General Fund balance as of June 30, 1999 was $1,144.1 million.

         On June 30, 1999, the General Assembly adopted a $13.5 billion budget for fiscal year 1999-2000, an increase of 4.6% from the previous year, with no new taxes or tax relief. Primarily focusing on education, the General Assembly authorized 7.5% raises for teachers in the public schools and salary and tuition increases at community colleges and universities. Additionally, the General Assembly allocated $30 million to the Clean Water Management Trust Fund to provide grants and loans to local governments to clean up and protect rivers and streams and to preserve open spaces. The General Assembly also took action to reduce some taxes, including elimination of the sales tax on food (estimated cost of $185.5 million in fiscal year 1999-2000) and the inheritance tax (estimated cost of $52.5 million in fiscal year 1999-2000).

         Extraordinary events occurred during fiscal year 1999-2000 that caused significant stress on the budget for the fiscal year. In the fall of 1999, the State was the victim of two major hurricanes, Dennis and Floyd, in a period of a few weeks. In response to the devastation caused by these storms, a special session of the General Assembly was convened in December 1999 to create relief programs to address the damages, culminating in the enactment of legislation appropriating $836.6 million for disaster relief programs. The General Assembly funded the $836.6 million for Hurricane Floyd relief programs from $228.7 million of reallocated appropriations from department operating budgets and $607.9 million from unspent capital improvement appropriations and reserves, including $286 million from the Budget Stabilization Reserve, and the unappropriated fund balance. In addition, during 1998 and 1999, the State settled two major lawsuits involving taxes held to be illegally collected. The total amount paid for these settlements was $1,239 million, $400 million of which was paid in fiscal year 1998-1999 and another $599 million of which was paid in fiscal year 1999-2000. Additionally, actual revenues received during fiscal year 1999-2000 were below budget due in part to the hurricanes and a major winter storm in early 2000 that paralyzed much of the State for over a week.

         On account of the stress caused by these events on the budget for fiscal year 1999-2000, certain adjustments were made to assure that the budget for the fiscal year would remain balanced and to assure that the budget for fiscal year 2000-2001 would be balanced. In addition, approximately $98.7 million of tax refunds not paid before June 30, 2000 resulted in overstated revenues for fiscal year 1999-2000 by that amount. Due to the presence of these revenues, additional adjustments to balance the budget for fiscal year 1999-2000 were not required. The payment of these refunds after June 30, 2000 will result in a decrease in revenues for fiscal year 2000-2001 by a like amount. In the past, payments for teacher salaries for services rendered in a fiscal year have been funded as an expenditure in that fiscal year's budget, even though payments would be made after June 30. The State deferred funding of $271 million required for the payment of teacher salaries to be paid after fiscal year 1999-2000 to fund a reserve to pay the final $240 million settlement payment on one of the lawsuits referred to above. This final payment settling these cases was made by the State on July 10, 2000. In the budget for fiscal year 2000-2001, the State reduced by $252 million the budgeted contributions to the State plans for employee's retirement ($191.3 million), retiree health benefits ($50 million), and death benefits ($10.9 million). This reduction was provided from the realization of a portion of the gains from the investment of amounts previously contributed to the plans and excess available reserves set aside for this purpose.

         On June 30, 2000, the General Assembly adopted a $14.1 billion budget for fiscal year 2000-2001, an increase of 4.1% from the previous year, with no new taxes or tax relief, although a streamlined sales tax collection system was implemented to improve collections, particularly as to out-of-state catalog and internet sales. Continuing to focus on education, the General Assembly approved a $3.1 billion bond referendum for construction and renovation at the State's 16 university campuses and 59 community colleges. North Carolina's citizens approved the $3.1 billion bond package - the largest in State history - on November 7, 2000. The bonds will be issued over five years and paid back over 20 years. The General Assembly also authorized 6.5% raises for teachers in the public schools, bringing the State's teachers' salaries up to the national average. State employees received 4.2% raises and $500 bonuses to be disbursed in October 2000. The General Assembly placed $170 million over the next two years in reserve to help cover expected cost increases in the state employee's health insurance plan, and an additional $120 million was set aside to replenish the depleted State Emergency Reserves. The General Assembly also placed in reserve $100 million for the Repairs and Renovations Reserve Account,

$14.9 million in the Reserve for Capital Improvements, $120 million in the Savings Reserve Account, and $30 million in the Clean Water Management Trust Fund.

         Under the State's constitutional and statutory scheme, the Governor is required to prepare and propose a biennial budget to the General Assembly. The General Assembly is responsible for considering the budget proposed by the Governor and enacting the final budget. In enacting the final budget, the General Assembly may modify the budget proposed by the Governor as it deems necessary. The Governor is responsible for administering the budget enacted by the General Assembly.

         The State budget is based upon a number of existing and assumed State and non-State factors, including State and national economic conditions, international activity, federal government policies and legislation and the activities of the State's General Assembly. Such factors are subject to change which may be material and affect the budget. The Congress of the United States is considering a number of matters affecting the federal government's relationship with the state governments that, if enacted into law, could affect fiscal and economic policies of the states, including North Carolina.

         In 1998, the State approved a settlement agreement with the major tobacco companies for reimbursement of its smoking-related medical expenses paid through Medicaid and other health care programs. North Carolina could receive approximately $4.6 billion over the next 25 years pursuant to this settlement agreement. In order to help communities in North Carolina injured by the decline of tobacco, the General Assembly has established a foundation which will receive 50% of these settlement payments. A trust fund for tobacco farmers and quota holders and another trust fund for health programs will each receive one-quarter of the remaining settlement payments. North Carolina has also entered into a separate $1.9 billion settlement with the major tobacco companies on behalf of tobacco farmers and quota holders. Payments into the National Tobacco Growers Settlement Trust are expected to average $155 million per year over a 12-year period which began in 1999.

         The economic profile of the State consists of a combination of industry, agriculture, and tourism. Non-agricultural wage and salary employment accounted for approximately 3,866,100 jobs in 1999. The largest segment of jobs was approximately 802,700 in manufacturing. Based on July 1999 data from the United States Bureau of Labor Statistics, the State ranked tenth among the states in non-agricultural employment and eighth among the states in manufacturing employment. During the period from 1990 to 1999, per capita income in the State grew from $16,674 to $26,220, an increase of 57.3%. The North Carolina Employment Security Commission has estimated the seasonally adjusted unemployment rate in July 2000 to be 3.2% of the labor force, as compared with an unemployment rate of 4.0% nationwide. The labor force has grown from 2,855,300 in 1980 to 3,874,500 in 1999, an increase of 36%. The labor force has undergone significant changes during this period, as the State has moved from an agricultural economy to a service and goods-producing economy.

         No litigation of any kind is now pending (either in State or federal courts) or, to the knowledge of the Department of State Treasurer, threatened to restrain or enjoin the issuance or delivery of any North Carolina Tax-Exempt Obligations or in any manner questioning the proceedings or authority under which any North Carolina Tax-Exempt Obligations are issued or affecting the validity of any North Carolina Tax-Exempt Obligations. The following are cases pending in which the State faces the risk of either a loss of revenue or an unanticipated expenditure. In the opinion of the Department of State Treasurer, none of these cases would materially adversely affect the State's ability to meet its financial obligations.

         1. LEANDRO, ET AL. V. STATE OF NORTH CAROLINA AND STATE BOARD OF EDUCATION - SCHOOL FUNDING. In 1994, students and boards of education in five counties in the State filed suit in superior court requesting a declaration that the public education system of North Carolina, including its system of funding, violates the State constitution by failing to provide adequate or substantially equal educational opportunities, by denying due process of law, and by violating various statutes relating to public education. Five other school boards and students therein intervened, alleging claims for relief on the basis of the high proportion of at-risk and high-cost students in their counties' systems. The suit is similar to a number of suits in other states, some of which resulted in holdings that the respective systems of public education funding were unconstitutional under the applicable state law. The State filed a motion to dismiss, which was denied. On appeal the North Carolina Supreme Court upheld the present funding system against the claim that it unlawfully discriminated against low wealth counties but remanded the case for trial on the claim for relief based on the Court's conclusion that the constitution guarantees every child the opportunity to obtain a sound basic education. The trial on the claim of one plaintiff's county is on-going. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the outstanding claims.

         2. N.C. SCHOOL BOARDS ASSOCIATION, ET AL. V. HARLAN E. BOYLES, STATE TREASURER, ET AL. - USE OF ADMINISTRATION PAYMENTS. On December 14, 1998, plaintiffs, including the county school boards of Wake, Durham, Johnston, Buncombe, Edgecombe, and Lenoir Counties, filed suit in superior court requesting a declaration that certain payments to State administrative agencies must be distributed to the public schools on the theory that such amounts are fines which under the North Carolina Constitution must be paid to the schools. For the last fiscal year for which information was available to them, plaintiffs allege liability of approximately $84 million. Until this matter is resolved, any refunds and interest will continue to accrue. The North Carolina Attorney General's Office believes that sound legal arguments support the State's position on the outstanding claims.

         3. FAULKENBURY V. TEACHERS' AND STATE EMPLOYEES' RETIREMENT SYSTEM, PEELE V. TEACHERS' AND STATE EMPLOYEES' RETIREMENT SYSTEM, AND WOODARD V. LOCAL GOVERNMENTAL EMPLOYEES' RETIREMENT SYSTEM - DISABILITY RETIREMENT BENEFITS. Plaintiffs are disability retirees who brought class actions in state court challenging changes in the formula for payment of disability retirement benefits and claiming impairment of contract rights, breach of fiduciary duty, violation of other federal constitutional rights, and violation of state constitutional and statutory rights. The superior court ruled in favor of plaintiffs. The order was affirmed by the North Carolina Supreme Court in 1997. The case went back to the superior court for calculations of benefits and payment of retroactive benefits, along with determination of various remedial issues. As a result of the remedial proceedings, there have been two appeals to the

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appellate courts concerning calculation of the retroactive benefits, one of which has not been finally resolved. Plaintiffs previously submitted documentation to the court asserting that the cost in damages and higher prospective benefit payments to plaintiffs and class members would amount to $407 million. Calculations and payments so far indicate that retroactive benefits will be significantly less than estimated, depending in part on the pending appeal. Payments have been made by the State of approximately $84 million. The remaining liability for retroactive benefits is estimated by the State not to exceed $30 million. All retroactive payments and future benefit payments are payable from the funds of the retirement systems.

         4. SOUTHEAST COMPACT COMMISSION - DISPOSAL OF LOW-LEVEL RADIOACTIVE WASTE. North Carolina and seven other southeastern states created the Southeast Interstate Low-Level Radioactive Waste Management Compact to plan and develop a site for the disposal of low-level radioactive waste generated in the member states. North Carolina was assigned responsibility for development of the first disposal site, with costs to be distributed equitably among the Compact members. In 1997, the Compact Commission discontinued funding of the development of the North Carolina site, alleging that the State was not actively pursuing the permitting and development of the proposed site. North Carolina withdrew from the Compact in 1999. On July 10, 2000, the Compact filed a Motion For Leave to File Bill of Complaint and Bill of Complaint in the United States Supreme Court. The Motion seeks the Court's original jurisdiction to enforce sanctions imposed against North Carolina for the recovery of $89.9 million plus interest and attorneys' fees. The North Carolina Attorney General's office believes that sound legal arguments support the State's position on this matter.

         The State is also involved in numerous claims and legal proceedings, many of which normally occur in governmental operations. A review of the status of outstanding lawsuits involving the State did not disclose any proceedings that are expected by the North Carolina Attorney General to materially adversely affect the State's ability to meet its financial obligations.


         In its 1996 Short Session, the North Carolina General Assembly approved State general obligation bonds in the amount of $950 million for highways and $1.8 billion for schools. These bonds were approved by the voters of the State in November 1996. In March 1997, the State issued $450 million of the authorized school bonds. In November 1997, the State issued $250 million of the authorized highway bonds. In April 1998, the State issued an additional $450 million of the authorized school bonds. In April 1999, the State again issued an additional $450 million of the authorized school bonds. In September 2000, the State issued an additional $295 million of the authorized school bonds. The offering of the remaining $855 million of these authorized bonds is anticipated to occur over the next two to four years.


         On November 3, 1998, North Carolina voters approved the issuance of $800 million in clean water bonds and $200 million in natural gas facilities bonds. The clean water bonds will provide grants and loans for needed water and sewer improvement projects for the State's municipalities, and fund programs to reduce pollution in the State's waterways. The natural gas bond issue will provide grants, loans and other financing for local distribution companies or state or local government agencies to build natural gas facilities, in part to help attract industry to the State's rural regions. In September 1999, the State issued a total of $197.4 million of authorized

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clean water bonds and natural gas facilities bonds, $177.4 million of which were a combination of clean water bonds and natural gas facilities bonds and $20 million of which were solely natural gas facilities bonds. In October 1999, the State issued an additional $2.6 million of authorized clean water bonds. In September 2000, the State issued an additional $5 million of authorized natural gas facilities bonds. An additional offering of $224 million of authorized clean water and natural gas facilities bonds is anticipated for the next year.


         A bond referendum was held on November 7, 2000 to approve the issuance of $3.1 billion of general obligation bonds to finance improvements to the facilities of the 16 public universities and 59 community colleges in the State. The bond referendum was overwhelmingly approved by 73% of North Carolina voters, which was well above the simple majority approval required.

         Hurricane Floyd struck North Carolina on September 16, 1999, causing significant flood and wind damage and some loss of life. The effects of the storm and its aftermath have been, and continue to be, felt in the eastern part of the State. Federal and State disaster recovery and relief efforts are ongoing to assist victims of the storm. The final estimate of property damage caused by the storm and its aftermath has not yet been determined but is expected to exceed the $6 billion of damages caused by Hurricane Fran in 1996.

         In the opinion of the Offices of the Governor and the State Treasurer, notwithstanding the devastation caused by Hurricane Floyd, the storm and its consequences should not have a material adverse impact upon the ability of the State to meet its financial obligations, including timely payment of principal and interest on all North Carolina Tax-Exempt Obligations.

         Currently, Moody's, Standard & Poor's and Fitch rate North Carolina general obligation bonds Aaa, AAA, and AAA, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues will not be adversely affected by changes in economic or political conditions. See the Appendix to this Statement of Additional Information ("SAI").

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN SOUTH CAROLINA TAX-EXEMPT OBLIGATIONS

         The concentration of investments in South Carolina Tax-Exempt Obligations by the South Carolina Fund raises special investment considerations. In particular, changes in the economic condition and governmental policies of South Carolina and its political subdivisions, agencies, instrumentalities, and authorities could adversely affect the value of the South Carolina Fund and its portfolio securities. This section briefly describes current economic trends in South Carolina. The information set forth below is derived from official statements prepared in connection with the issuance of South Carolina Tax-Exempt Obligations and other sources that are generally available to investors. The BB&T Funds has not independently verified this information.

         The South Carolina Constitution requires the General Assembly to provide a balanced budget and requires that if a deficit arises, such deficit must be provided for in the succeeding fiscal year. The State Constitution also provides that the State Budget and Control Board may, if

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a deficit appears likely, effect such reductions in appropriations as may be necessary to prevent a deficit. In the November 1984 general election the electorate approved a constitutional amendment providing that annual increases in State appropriations may not exceed the average growth rate of the economy of the State and that the annual increases in the number of State employees may not exceed the average growth of the population of the State. Such limits on growth are subject to suspension by a super-majority of the General Assembly. The State Constitution also establishes a General Reserve Fund to be maintained in an amount equal to 3% (4% prior to 1988) of General Fund revenue for the latest fiscal year.

         In the November 1988 general election the electorate approved a constitutional amendment creating a Capital Reserve Fund equal to 2% of General Fund revenue. Before March 1 of each year, the Capital Reserve Fund must be used to offset mid-year budget reductions before mandating cuts in operating appropriations. After March 1, the Capital Reserve Fund may be appropriated by a special vote in separate legislation by the General Assembly to finance in cash previously authorized capital improvement bond projects, retire bond principal or interest on bonds previously issued, and for capital improvements or other nonrecurring purposes which must be ranked in order of priority of expenditure. Monies in the Capital Reserve Fund not appropriated or any appropriation for a particular project or item which has been reduced due to application of the monies to year-end deficit, must go back to the General Fund.

         As noted above, the Constitution requires a procedure for the monitoring of revenues and expenditures with a view to a reduction of appropriations as may be necessary to prevent a deficit. For the purpose of providing projections and forecasts of revenues and expenditures and advising the Budget and Control Board on economic trends, the General Assembly established the Board of Economic Advisors. In particular with respect to the Constitutional requirement of monitoring revenues, statutory provisions require that the Board of Economic Advisors provide to the Budget and Control Board quarterly estimates of State revenues. If at the end of the first or second quarter of any fiscal year, quarterly revenue collections are 4% or more below the amount projected for such quarter by the Board of Economic Advisors, the State Board is required, within fifteen days of such determination, to take action to avoid a Fiscal Year End deficit.

         In 1993 the General Assembly provided that, beginning with appropriations for Fiscal Year 1994-95, appropriations in the annual General Appropriations Act may not exceed the base revenue estimate. The base revenue estimate is defined as the lesser of: (i) the total of recurring general fund revenues collected in the latest completed Fiscal Year before the General Assembly first considers the annual general appropriations bill plus an increase of seventy-five percent of the difference between the general fund revenue estimate of the Board of Economic Advisors for the upcoming Fiscal Year and the actual revenue collections from the latest completed Fiscal Year; or (ii) the Board of Economic Advisors' general fund revenue estimate for the upcoming Fiscal Year.

         For many years, each annual Appropriations Act has also contained a provision requiring the Budget and Control Board to monitor the collection of revenues and the expenditure of funds.

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The Appropriations Act for Fiscal Year 1994-95, Act 497 of 1994, Part I, section
17G.36, provides that if, because of an inaccurate estimate of revenues, a deficit appears likely, the State Board shall effect such reductions of appropriations as may be necessary to prevent a deficit.


         Actions taken by the Budget and Control Board in the Fiscal Year ended June 30, 1992, reflected the required process of monitoring revenues and making adjustments to avoid a deficit. The Fiscal Year 1991-92 budget adopted in June 1991 was based on estimated revenues of $3.588 billion. On July 25, 1991, the Board of Economic Advisors advised the Budget and Control Board that it projected revenues to be $148.3 million less than estimated in the 1991-92 Appropriations Act. In response, on July 30, 1991, the State Board eliminated the Capital Reserve Fund appropriation of $65.8 million, reduced agency appropriations by $33.6 million and required agencies to set aside additional appropriations of $67.3 million. On February 10, 1992, the Board of Economic Advisors advised the Budget and Control Board that it had again revised its estimate of revenues downward by an additional $55 million. In response to this revised estimate, on February 11, 1992 the Budget and Control Board permanently reduced the $67.3 million in appropriations which were set aside on July 30, 1991 and further reduced appropriations by $27.2 million. Despite such actions, expenditures exceeded revenues by $38.2 million, and, as required by the South Carolina Constitution, such amount was withdrawn from the General Reserve Fund to cover the shortfall.


         For the Fiscal Year ended June 30, 1993, the Board of Economic Advisors on August 19, 1992, advised the Budget and Control Board that it projected revenues to be $195 million less than estimated in the 1992-93 Appropriations Act. On August 22, 1992, the Budget and Control Board responded by sequestering the Capital Reserve Fund of $86.1 million, reducing certain agency appropriations by $88.1 million based on each agency's Fiscal Year 1992-93 appropriation growth and requiring certain agencies to set aside an additional $88.1 million, also based on each agency's Fiscal Year 1992-93 appropriation growth. The method of reducing agency appropriations based on growth was challenged and the State Supreme Court deemed that such method was illegal. In response, the Budget and Control Board, on September 15, 1992, reduced agency appropriations on an across-the-board method by 4%. On November 10, 1992, the Budget and Control Board permanently reduced the $88.1 million in appropriations which were set aside on September 15, 1992. This action, along with improved actual revenue collections, created a budgetary surplus of $100,993,615.

         For the Fiscal Year ended June 30, 1994, the State had a budgetary surplus of $273.48 million. The General Assembly designated the application of most of this surplus, including a transfer to the Capital Reserve Fund in the amount of $66.83 million.

         For the Fiscal Year ended June 30, 1995, the State had a budgetary surplus of $393 million. The General Assembly designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $73.4 million.

         For the Fiscal Year ended June 30, 1996, the State had a budgetary surplus of $316.7 million. The General Assembly designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $80.5 million.

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

         For the Fiscal Year ended June 30, 1997, the State had a budgetary surplus of $297.8 million. The General Assembly designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $83.6 million.

         For the Fiscal Year ended June 30, 1998, the State had a budgetary surplus of $254 million. The General Assembly designated the application of all of this surplus, including a transfer to the Capital Reserve Fund in the amount of $86.9 million.

         For the Fiscal Year ended June 30, 1999, the State had a budgetary surplus of $410 million. The General Assembly designated the application of $322 million of this surplus, including a transfer to the Capital Reserve Fund in the amount of $92 million.


         For the Fiscal Year ended June 30, 2000, the State had a budgetary surplus of $206 million.



         The State of South Carolina has not defaulted on its bonded debt since 1879. As noted above, however, the State did experience certain budgeting difficulties over several recent fiscal years as recently as the fiscal year ending June 30, 1993, resulting in mid-year cutbacks in funding of state agencies in those years. Such difficulties have not to date impacted on the State's ability to pay its indebtedness but did result in Standard & Poor's Rating Service lowering its rating on South Carolina general obligation bonds from AAA to AA+ on January 29, 1993. The State regained its AAA rating from Standard & Poor's Rating Service on July 9, 1996. South Carolina's general obligation bonds are currently rated Aaa by Moody's Investor Services, Inc., as they have been continuously for several decades. Such ratings apply only to the general obligation bonded indebtedness of the State, and do not apply to bonds issued by political subdivisions or to revenue bonds not backed by the full faith and credit of the State. There can be no assurance that the economic conditions on which the above ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions.



         In 1999, one-fifth of all jobs in the State were in manufacturing, compared to 14% nationally. Although the textile industry is still the major industrial employer in the State, since 1950 the State's economy has undergone a gradual transition to greater diversification in the manufacturing sector. In addition, the economic base of the State has diversified as the trade and service sectors developed. Tourism now represents a $14 billion industry in the State based upon 1999-2000 numbers.



         Personal income in South Carolina grew six and one-tenth percent (6.1%) during 1999 compared to income growth of five and eight-tenths percent (5.8%) nationwide and five and six-tenths percent (5.6%) in the Southeast. Over the last five (5) years (1994-1999) personal income in South Carolina rose at a compounded annual rate of five and nine-tenths percent (5.9%), outpacing the five and eight-tenths percent (5.8%) annual income growth in the Southeast region and the five and eight-tenths percent (5.8%) growth in the United States in the same period.


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


         In 1999, employment in the State increased two and seven-tenths percent (2.7%) while the rate of employment growth in the United States was two and three-tenths percent (2.3%). The unemployment rate for South Carolina in 1999 was four and five-tenths percent (4.5%), three-tenths of one percent higher than the four and two-tenths percent (4.2%) nationwide.



         General Fund Revenues increased at a rate of one and seven-tenths percent (1.7%) during Fiscal Year ended June 30, 2000 over the previous fiscal year. The state finished Fiscal Year ended June 30, 2000 with a revenue excess of $57 million above the Fiscal Year ended June 30, 2000 Appropriation Act.


SPECIAL FACTORS AFFECTING THE SOUTH CAROLINA TAX-EXEMPT FUND

         The State of South Carolina has the power to issue general obligation bonds based on the full faith and credit of the State. Under Article X of the Constitution of the State of South Carolina, the State may issue general obligation debt without either a referendum or a supermajority of the General Assembly, within limits defined by reference to anticipated sources of revenue for bonds issued for particular purposes. A referendum or supermajority of the General Assembly may authorize additional general obligation debt. Article X further requires the levy and collection of an ad valorem tax if debt service payments on general obligation debt are not made.

         Political subdivisions are also empowered to issue general obligation bonds, which are backed only by the full faith and credit of that political subdivision, and not by the resources of the State of South Carolina or any other political subdivision. Political subdivisions are empowered to levy ad valorem property taxes on certain real property and personal property to raise funds for the payment of general obligation bonds. General obligation debt may be incurred only for a public purpose which is also a corporate purpose of the applicable political subdivision.

         Under Article X of the Constitution of the State of South Carolina, political subdivisions are empowered to issue aggregate general obligation indebtedness up to 8% of the assessed value of all taxable property within the political subdivision (exclusive of debt incurred before the effective date of Article X with respect to such subdivisions) without a referendum. A referendum may authorize additional general obligation debt. The ordinance or resolution authorizing bonded debt of a political subdivision also directs the levy and collection of ad valorem taxes to pay the debt. In addition, Article X of the South Carolina Constitution provides for withholding by the State Treasurer of any state appropriations to a political subdivision which has failed to make punctual payment of general obligation bonds. Such withheld appropriations, to the extent available, shall be applied to the bonded debt. Political subdivisions are not generally authorized to assess income taxes, or to pledge any form of tax other than ad valorem property taxes, for the payment of general obligation bonds. Political subdivisions may pledge certain additional revenues, however, to secure their general obligation bonds and, certain political subdivisions have been authorized to impose a limited-duration 1% sales tax to defray the debt service on bonds for certain capital projects.

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         Industrial development bonds and other forms of revenue bonds issued by the State or a political subdivision are not secured by the full faith and credit of the State or the issuing entity. Such bonds are payable only from revenues derived from a specific facility or revenue source.

         Most recently, Moody's has rated the long-term general obligation bonds of South Carolina Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See the Appendix to this SAI.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN VIRGINIA TAX-EXEMPT OBLIGATIONS

         The Virginia Intermediate Tax-Free Fund will invest primarily in Virginia Intermediate Tax-Free Fund Obligations. For this reason, the Fund is affected by political, economic, regulatory or other developments that constrain the taxing, revenue-collecting and spending authority of Virginia issuers or otherwise affect the ability of Virginia issuers to pay interest, principal, or any premium. The following information constitutes only a brief summary of certain of these developments and does not purport to be a complete description of them. The information has been obtained from recent official statements prepared by the Commonwealth of Virginia relating to its securities, and no independent investigation has been undertaken to verify its accuracy. Moreover, the information relates only to the state itself and not to the numerous special purpose or local government units whose issues may also be held by the Fund. The credits represented by such issues may be affected by a wide variety of local factors or structuring concerns, and no disclosure is made here relating to such matters.

         The rate of economic growth in the Commonwealth of Virginia has increased steadily over the past decade. Per capita income in Virginia has been consistently above national levels during that time. The services sector in Virginia generates the largest number of jobs, followed by wholesale and retail trade, manufacturing and state and local government. Because of Northern Virginia, with its proximity to Washington, D.C., and Hampton Roads, which has the nation's largest concentration of military installations, the Federal government has a greater economic impact on Virginia relative to its size than any states other than Alaska and Hawaii.

         According to statistics published by the U.S. Department of Labor, Virginia typically has one of the lowest unemployment rates in the nation. This is generally attributed to the balance among the various sectors represented in the economy. Virginia is one of twenty states with a right-to-work law and is generally regarded as having a favorable business climate marked by few strikes or work stoppages. Virginia is also one of the least unionized among the industrialized states.

         Virginia's state government operates on a two-year budget. The Constitution vests the ultimate responsibility and authority for levying taxes and appropriating revenue in the General Assembly, but the Governor has broad authority to manage the budgetary process. Once an appropriation act becomes law, revenue collections and expenditures are constantly monitored by the Governor, assisted by the Secretary of Finance and the Department of Planning and Budget, to ensure that a balanced budget is maintained. If projected revenue collections fall below amounts appropriated at any time, the Governor must reduce expenditures and withhold allotments of appropriations (other than for debt service and other specified purposes) to restore balance. An amendment to the Constitution, effective January 1, 1993, established a Revenue Stabilization Fund. This Fund is used to offset a portion of anticipated shortfalls in revenues in years when appropriations based on previous forecasts exceed expected revenues in subsequent forecasts. The Revenue Stabilization Fund consists of an amount not to exceed 10 percent of Virginia's average annual tax revenues derived from taxes on income and retail sales for the three preceding fiscal years.

         General Fund revenues are principally composed of direct taxes. In recent fiscal years most of the total tax revenues have been derived from five major taxes imposed by Virginia on individual and fiduciary income, sales and use, corporate income, public service corporations and premiums of insurance companies.

         In September 1991, the Debt Capacity Advisory Committee was created by the Governor through an executive order. The committee is charged with annually estimating the amount of tax-supported debt that may prudently be authorized, consistent with the financial goals, capital needs and policies of Virginia. The committee annually reviews the outstanding debt of all agencies, institutions, boards and authorities of Virginia for which Virginia has either a direct or indirect pledge of tax revenues or moral obligation. The Committee provides its recommendations on the prudent use of such obligations to the Governor and the General Assembly.

         The Constitution of Virginia prohibits the creation of debt by or on behalf of Virginia that is backed by Virginia's full faith and credit, except as provided in Section 9 of Article X. Section 9 of Article X contains several different provisions for the issuance of general obligation and other debt, and Virginia is well within its limit for each:

         Section 9(a)(2) provides that the General Assembly may incur general obligation debt to meet certain types of emergencies, subject to limitations on amount and duration; to meet casual deficits in the revenue or in anticipation of the collection of revenues of Virginia; and to redeem a previous debt obligation of Virginia. Total indebtedness issued pursuant to this Section may not exceed 30 percent of an amount equal to 1.15 times the annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the preceding fiscal year, and such debt shall mature within twelve months from the date such debt is incurred.

         Section 9(b) provides that the General Assembly may authorize the creation of general obligation debt for capital projects. Such debt is required to be authorized by an affirmative vote of a majority of each house of the General Assembly and approved in a statewide election. The outstanding amount of such debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years less the total amount of bonds outstanding. The amount of 9(b) debt that may be authorized in any single fiscal year is limited to 25 percent of the limit on all 9(b) debt less the amount of 9(b) debt authorized in the current and prior three fiscal years.

         Section 9(c) provides that the General Assembly may authorize the creation of general obligation debt for revenue-producing capital projects (so-called "double-barrel" debt). Such debt is required to be authorized by an affirmative vote of two-thirds of each house of the General Assembly and approved by the Governor. The Governor must certify before the enactment of the authorizing legislation and again before the issuance of the debt that the net revenues pledged are expected to be sufficient to pay principal of and interest on the debt. The outstanding amount of 9(c) debt is limited to an amount equal to 1.15 times the average annual tax revenues derived from taxes on income and retail sales, as certified by the Auditor of Public Accounts for the three preceding fiscal years. While the debt limits under Sections 9(b) and 9(c) are each calculated as the same percentage of the same average tax revenues, these debt limits are separately computed and apply separately to each type of debt.

         Section 9(d) provides that the restrictions of Section 9 are not applicable to any obligation incurred by Virginia or any of its institutions, agencies or authorities if the full faith and credit of Virginia is not pledged or committed to the payment of such obligation. There are currently outstanding various types of such 9(d) revenue bonds. Certain of these bonds, however, are paid in part or in whole from revenues received as appropriations by the General Assembly from general tax revenues, while others are paid solely from revenues of the applicable project. The repayment of debt issued by the Virginia Public Building Authority, the Virginia Port Authority, the Virginia College Building Authority Equipment Leasing Program, the Virginia College Building Authority 21st Century Program, The Innovative Technology Authority and the Virginia Biotechnology Research Park Authority is supported in large part by General Fund appropriations.

         The Commonwealth Transportation Board is a substantial issuer of bonds for highway projects. These bonds are secured by and are payable from funds appropriated by the General Assembly from the Transportation Trust Fund for such purpose. The Transportation Trust Fund was established by the General Assembly in 1986 as a special non-reverting fund administered and allocated by the Transportation Board to provide increased funding for construction, capital and other needs of state highways, airports, mass transportation and ports. The Virginia Port Authority has also issued bonds that are secured by a portion of the Transportation Trust Fund.

         Virginia is involved in numerous leases that are subject to appropriation of funding by the General Assembly. Virginia also finances the acquisition of certain personal property and equipment through installment purchase agreements.

         Bonds issued by the Virginia Housing Development Authority, the Virginia Resources Authority and the Virginia Public School Authority are designed to be self-supporting from their individual loan programs. A portion of the Virginia Housing Development Authority bonds, Virginia Public School Authority bonds, and Virginia Resources Authority bonds are secured in part by a moral obligation pledge of Virginia. Should the need arise, Virginia may consider funding deficiencies in the respective debt service reserves for such moral obligation debt. To date, none of these authorities has advised Virginia that any such deficiencies exist.

         Local government in Virginia is comprised of 95 counties, 40 incorporated cities, and 190 incorporated towns. Virginia is unique among the several states in that cities and counties are independent, and their land areas do not overlap. The largest expenditures by local governments in Virginia are for education, but local governments also provide other services such as water and sewer, police and fire protection and recreational facilities. The Virginia Constitution imposes numerous restrictions on local indebtedness, affecting both its incurrence and amount.

         Most recently, Moody's has rated the long-term general obligation bonds of Virginia Aaa, and Standard & Poor's has rated such bonds AAA. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic or political conditions. See the Appendix to this SAI.

SPECIAL CONSIDERATIONS REGARDING INVESTMENT IN WEST VIRGINIA AND/OR SPECIAL FACTORS AFFECTING THE WEST VIRGINIA FUND

          Being invested primarily in West Virginia Municipal Securities, the West Virginia Municipal Bond Fund is subject to the risks of West Virginia's economy and of the financial condition of its state and local governments and their agencies.

         West Virginia's economy is relatively stable. However, it is rooted in old economy industries which are undergoing significant consolidation and change. Coal mining, chemicals, and manufacturing make up an important part of that economy. The coal industry, however, is under increased scrutiny which may affect the economic feasibility of conducting mining operations in the future. State and local governments continue to make concentrated efforts to encourage diversification of the State's economy with some success. However, while unemployment in the State is low compared to past years, it continues to exceed the national average.

         In recent years, the State and local governments have had adequate financial resources. But, with little or no population growth, unemployment statewide remaining above the national average, the continuing decline in school enrollment, and an aging population, governments and school boards continue to struggle to produce sufficient revenues to fund operations to support public education.

DIVERSIFICATION AND CONCENTRATION

         The North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are non-diversified funds under the 1940 Act. This means they may concentrate their investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended, at the end of each fiscal quarter each of the North Carolina Fund, the

South Carolina Fund, the Virginia Fund, and the West Virginia Fund must nevertheless diversify its portfolio such that, with respect to 50% of its total assets, not more than 25% of its total assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies), and with respect to the remainder of its total assets, no more than 5% of its assets is invested in the securities of any one issuer (other than U.S. Government Securities or securities of other regulated investment companies). Because of the relatively small number of issuers of North Carolina Tax-Exempt Obligations, South Carolina Tax-Exempt Obligations, Virginia Tax-Exempt Obligations, and West Virginia Tax-Exempt Obligations, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund are more likely to invest a higher percentage of their assets in the securities of a single issuer than is an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund if the issuer is unable to make interest or principal payments or if the market value of such securities declines, and consequently may cause greater fluctuation in the net asset value of the North Carolina, the South Carolina, the Virginia, and the West Virginia Funds' Shares.


                            MANAGEMENT OF BB&T FUNDS

TRUSTEES
--------
         Overall responsibility for management of the BB&T Funds rests with the Board of Trustees of the BB&T Funds, who are elected by the Shareholders of the BB&T Funds. There are currently seven Trustees, three of whom are "interested persons" of the BB&T Funds within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the BB&T Funds to supervise actively its day-to-day operations. The Trustees of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows:


                                         POSITION(S) HELD                        PRINCIPAL OCCUPATION DURING THE
NAME AND ADDRESS                         WITH THE BB&T FUNDS                               PAST 5 YEARS
----------------                         -------------------                               ------------

*Walter B. Grimm                         Chairman of the Board                 From June 1992 to present, employee
3435 Stelzer Road                                                              of BISYS Fund Services.
Columbus, OH 43219
Age:  55

William E. Graham, Jr.                   Trustee                               From January 1994 to present,
1 Hannover Square                                                              Counsel, Hunton & Williams;
Fayetteville Street Mall
P.O. Box 109
Raleigh, NC 27602
Age:  71

                                         POSITION(S) HELD                        PRINCIPAL OCCUPATION DURING THE
NAME AND ADDRESS                         WITH THE BB&T FUNDS                               PAST 5 YEARS
----------------                         -------------------                               ------------

Thomas W. Lambeth                        Trustee                               From 1978 to present, Executive
101 Reynolda Village                                                           Director, Z. Smith Reynolds
Winston-Salem,  NC 27106                                                       Foundation
Age:  66

*W. Ray Long                             Trustee                               Retired; Executive Vice President,
605 Blenheim Drive                                                             Branch Banking and Trust Company
Raleigh, NC 27612                                                              prior to August 1998.
Age:  66

Robert W. Stewart                        Trustee                               Retired; Chairman and Chief
201 Huntington Road                                                            Executive Officer of Engineered
Greenville, SC 29615                                                           Custom Plastics Corporation from
Age:  68                                                                       1969 to 1990

*Raymond K. McCulloch                    Trustee                               From August 1998 to present,
434 Fayetteville Street Mall                                                   Executive Vice President, Branch
29th Floor                                                                     Banking and Trust Company; employee
Raleigh, NC  27601                                                             of Branch Banking and Trust Company
Age:  44                                                                       since 1989.

Drew T. Kagan                            Trustee                               From March 1996 to present,
Investment Affiliate, Inc.                                                     President, Investment Affiliate,
118 East Washington St.                                                        Inc.; March 1992 to March 1996,
Lewisburg, WV 24901                                                            President, Provident Securities &
Age:  52                                                                       Investment Co.

* Indicates an "interested person" of the BB&T Funds as defined in the 1940 Act.

         The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, L.P., BISYS Fund Services Ohio, Inc. or Branch Banking and Trust Company receives any compensation from the BB&T Funds for acting as a Trustee. Walter B. Grimm is an employee of BISYS Fund Services.

OFFICERS

         The officers of each Fund of the BB&T Funds, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

                                     POSITION(S) HELD               PRINCIPAL OCCUPATION
NAME AND ADDRESS                     WITH THE BB&T FUNDS            DURING THE PAST 5 YEARS
----------------                     ---------------------          -----------------------

Walter B. Grimm                      Chairman of the Board          From June 1992 to present, employee of
Age:  55                             and President                  BISYS Fund Services.

Mark S. Redman                       Secretary and Vice President   From February 1989 to present, employee of
Age:  54                                                            BISYS Fund Services.


E.G. Purcell, III                    Senior Vice President          From 1995 to present, Senior Vice
Age: 46                                                             President, BB&T Funds.

Gary R. Tenkman                      Treasurer                      From July 1999 to present, Vice President,
Age:  30                                                            Financial Services; from April 1998 to
                                                                    June 1999, Director, Financial Services,
                                                                    BISYS Fund Services; from 1990 to March
                                                                    1998, Audit Manager, Ernst & Young LLP.


Robert L. Tuch                       Assistant Secretary            From June 1991 to present, employee of
Age:  49                                                            BISYS Fund Services

Alaina V. Metz                       Assistant Secretary            From June 1995 to present, employee, BISYS
Age:  33                                                            Fund Services.

         The officers of the BB&T Funds receive no compensation directly from the BB&T Funds for performing the duties of their offices. BISYS Fund Services, L.P. receives fees from the BB&T Funds for acting as Administrator and BISYS Fund Services Ohio, Inc. receives fees from the BB&T Funds for acting as Transfer Agent and for providing fund accounting services to the BB&T Funds.



                                              COMPENSATION TABLE (1)
                                              ------------------

                           Aggregate           Pension or              Estimated          Total
                           Compensation        Retirement Benefits     Annual             Compensation
Name of Person,            from the            Accrued As Part         Benefits Upon      from the BB&T Funds
Position                   BB&T Funds          of Fund Expenses        Retirement         Paid to Trustee
--------                   ----------          ------------------      ----------         ---------------

Walter B. Grimm            None                None                    None               None
Chairman of the Board

W. Ray Long                $12,000             None                    None               $12,000
Trustee

William E. Graham          $12,000             None                    None               $12,000
Trustee

Thomas W. Lambeth          $12,000             None                    None               $12,000
Trustee

Robert W. Stewart          $12,000             None                    None               $12,000
Trustee

Raymond K. McCulloch       None                None                    None               None

Trustee

Drew T. Kagan              $3,000              None                    None               $3,000
Trustee


(1) Figures are for the Funds' fiscal year ended September 30, 2000. The BB&T Funds includes twenty-two separate series.


INVESTMENT ADVISER


         Investment advisory and management services are provided to each Fund of the BB&T Funds by BB&T Asset Management pursuant to an Investment Advisory Agreement ("Advisory Agreement") dated as of November 9, 2000.


         Under the Advisory Agreement between the BB&T Funds and BB&T Asset Management, the fee payable to BB&T Asset Management by the Prime Money Market Fund, the U.S. Treasury Fund, and the Tax-Free Money Market Fund, for investment advisory services is the lesser of: (a) a fee computed daily and paid monthly at the annual rate of forty one hundredths of one percent (0.40%) of each Fund's average daily net assets; sixty one-hundredths of one percent (0.60%) of each Fixed Income Funds' and the North Carolina, South Carolina and Virginia Funds' average daily net assets; forty-five one-hundredths of one percent (0.45%) of the West Virginia Funds' average daily net assets; and seventy-four one-hundredths of one percent (0.74%) of the Large Company Growth Fund's, the Large Company Value Fund's and the Balanced Fund's average daily net assets; one percent (1.00%) of the Small Company Growth and International Equity Funds' average daily net assets; seventy-four one-hundredths of one percent (0.74%) of the Capital Appreciation Fund's average daily net assets; seventy-four one-hundredths of one percent (0.74%) of the Mid Cap Value Fund's average daily net assets; and twenty-five one-hundredths of one percent (0.25%) of each Funds of Funds' average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the BB&T Funds and BB&T Asset Management. A fee agreed to in writing from time to time by the BB&T Funds and BB&T Asset Management may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of the fund during the period when such lower fee is in effect.



         The Advisory Agreement provides that BB&T Asset Management shall not be liable for any error of judgment or mistake of law or for any loss suffered by the BB&T Funds in connection with the performance of such Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BB&T Asset Management in the performance of its duties, or from reckless disregard by BB&T Asset Management of its duties and obligations thereunder.

         Unless sooner terminated, the Advisory Agreement will continue in effect until September 30, 2001 as to each of the Funds and from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of that Fund (as defined under "GENERAL

INFORMATION - Miscellaneous"). The Advisory Agreement is terminable as to a particular Fund at any time upon 60 days written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of that Fund, or by BB&T Asset Management. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

         For the fiscal years ended September 30, 2000, September 30, 1999, and September 30, 1998, the Adviser received the following investment advisory fees:



                                                                 FISCAL YEAR ENDED

                                             SEPTEMBER 30, 2000       SEPTEMBER 30, 1999         SEPTEMBER 30, 1998
                                             ------------------       ------------------         ------------------
                                                         Additional               Additional               Additional
                                               Paid    Amount Waived      Paid  Amount Waived      Paid  Amount Waived
                                               ----    -------------      ----  -------------      ----  -------------
Large Company Value Fund                    $2,359,519    $733,347    $2,419,047 $1,162,144     $2,095,241 $1,005,608
Balanced Fund                                  835,775     261,388       819,527    393,747        694,357    333,244
Large Company Growth Fund                      899,224     262,628       445,918    215,095        258,070    123,874
Small Company Growth Fund                    2,082,628           0     1,086,782      1,227        890,569        N/A
International Equity Fund                    1,235,867           0       910,101        770        710,172        N/A
Short-Intermediate Fund                        915,875     183,172       825,817    165,331        770,752    154,167
Intermediate U.S. Government Bond Fund         952,271     190,451       986,335    197,730        907,396    181,482
Intermediate Corporate Bond Fund               190,380     166,396           N/A        N/A            N/A        N/A
North Carolina Fund                            435,380      87,075       419,339     83,853        416,698     83,340
South Carolina Fund                             55,282      44,388        55,211     55,186         64,984     43,717
Virginia Fund                                  389,958      77,990       151,197     30,239            N/A        N/A
Prime Money Market Fund                        446,744     180,824       121,002    120,995        132,875     73,260
U.S. Treasury Money Market Fund              1,254,509     418,159       956,300    318,377        883,574    271,649
Tax-Free Money Market Fund                         N/A         N/A           N/A        N/A            N/A        N/A
Capital Manager Conservative Growth Fund        28,042      55,839        15,625     65,521         11,280     45,273
Capital Manager Moderate Growth Fund            25,365      50,245        13,070     52,251         11,256     45,181
Capital Manager Growth Fund                     24,365      47,122        12,274     49,100         11,209     44,992


         BB&T reorganized its investment advisory division as BB&T Asset Management, a separate, wholly owned subsidiary of BB&T. BB&T Asset Management has replaced BB&T as the investment adviser to the BB&T Funds. Following the reorganization, the management and investment advisory personnel of BB&T that provided investment management services to BB&T Funds will continue to do so as the personnel of BB&T Asset Management. Additionally, BB&T Asset Management is wholly owned and otherwise fully controlled by BB&T. As a result, this transaction is not an "assignment" of the investment advisory contract (and sub-advisory contracts) for purposes of the Investment Company Act of 1940 and, therefore, a shareholder vote is not required.

SUB-ADVISERS

         SMALL COMPANY GROWTH FUND. Investment sub-advisory and management services are provided to the Small Company Growth Fund by BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of February 13, 1997 between BB&T and BFMI.

         For its services and expenses incurred under the Sub-Advisory Agreement, BFMI is entitled to a fee, payable by BB&T Asset Management. The fee is computed daily and paid monthly at the following annual rates (as a percentage of the Small Company Growth Fund's average daily net assets), which vary according to the level of Fund assets:


                        FUND ASSETS              ANNUAL FEE
                       -------------            ------------
                     Up to $50 million             0.50%
                     Next $50 million              0.45%
                     Over $100 million             0.40%

         The Sub-Advisory Agreement provides that BFMI shall not be liable for any error of judgment or mistake of law or for any loss suffered by the BB&T Funds in connection with the performance of such Sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of BFMI in the performance of its duties, or from reckless disregard by BFMI of its duties and obligations thereunder.


         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 2001 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or, on 60 days' written notice, by BFMI or by BB&T. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to BFMI are borne exclusively by BB&T Asset Management as Adviser to the Small Company Growth Fund.

         For the fiscal years ended September 30, 2000, September 30, 1999, and September 30, 1998, BB&T paid BFMI $914,127, $507,543 and $426,658, respectively, for sub-advisory services to the Small Company Growth Fund.

         INTERNATIONAL EQUITY FUND. Investment sub-advisory and management services are provided to the International Equity Fund by BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of January 2, 1997 between BB&T Asset Management and BlackRock International.



         For its services and expenses incurred under the Sub-Advisory Agreement, BlackRock International is entitled to a fee, payable by BB&T Asset Management. The fee is computed daily and paid quarterly at the following annual rates (as a percentage of the International Equity Fund's average daily net assets), which vary according to the level of Fund assets:

                           FUND ASSETS              ANNUAL FEE
                          -------------            ------------

                        Up to $50 million              0.50%
                        Next $50 million               0.45%
                        Over $100 million              0.40%


         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 2001 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, on 60 days' written notice by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, by BlackRock International, or by BB&T Asset Management. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. Sub-advisory fees payable to BlackRock International are borne exclusively by BB&T Asset Management as Adviser to the International Equity Fund. For the fiscal years ended September 30, 2000, September 30, 1999 and September 30, 1998, BB&T Asset Management paid BlackRock International $577,816, $434,369, and $344,163, respectively, for sub-advisory services to the International Equity Fund.



         PRIME MONEY MARKET FUND. Investment sub-advisory and management services are provided to the Prime Money Market Fund by Federated Investment Management Company ("FIMC"), a wholly-owned subsidiary of FII Holdings, Inc., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of July 10, 2000, between BB&T Asset Management and FIMC.



         For its services and expenses incurred under the Sub-Advisory Agreement, FIMC is entitled to a fee, payable by BB&T Asset Management. The fee is computed and paid monthly at the annual rate of ten one-hundredths of one percent (0.10%), applicable to the first $500 million, and eight one-hundredths of one percent (0.08%), applicable to over $500 million, of the Prime Money Market Fund's average daily net assets or such lower fee as may be agreed upon in writing by BB&T Asset Management and FIMC.



         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 2001 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days' written notice by FIMC or by BB&T Asset Management. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         TAX-FREE MONEY MARKET FUND. Investment sub-advisory and management services are provided to the Tax-Free Money Market Fund by BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation), an indirect majority-owned subsidiary of PNC Bank Corp., pursuant to a Sub-Advisory Agreement ("Sub-Advisory Agreement") dated as of April 30, 1997 between BB&T Asset Management and BIMC.



         For its services and expenses incurred under the Sub-Advisory Agreement, BIMC is entitled to a fee, payable by BB&T Asset Management. The fee is computed daily and paid monthly at the annual rate of eleven one-hundredths of one percent (0.11%) of the Tax-Free Money Market Fund's average daily net assets or such lower fee as may be agreed upon in writing by BB&T Asset Management and BIMC.



         Unless sooner terminated, the Sub-Advisory Agreement will continue in effect until September 30, 2001 and thereafter will continue from year to year if such continuance is approved at least annually by the BB&T Funds' Board of Trustees or by vote of the holders of a majority of the outstanding Shares of the Fund (as defined under "GENERAL INFORMATION - Miscellaneous"). The Sub-Advisory Agreement is terminable at any time without penalty, by the Trustees, by vote of the holders of a majority of the outstanding Shares of the Fund, or on 60 days' written notice by BIMC or by BB&T Asset Management. The Sub-Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.


         From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the BB&T Funds may include descriptions of each Sub-Adviser including, but not limited to, (i) descriptions of the Sub-Adviser's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the Sub-Adviser's operations.

PORTFOLIO TRANSACTIONS


         Pursuant to the Advisory Agreement, BB&T Asset Management and each Sub-Adviser determines, subject to the general supervision of the Board of Trustees of the BB&T Funds and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Large Company Growth Fund, the Small Company Growth Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, and the Funds of Funds usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the BB&T Funds, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While BB&T Asset Management and each Sub-Adviser generally seek competitive spreads or commissions, the BB&T Funds may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

         During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:





                                                                          FISCAL YEAR ENDED

                                  SEPTEMBER 30, 2000                   SEPTEMBER 30, 1999                 SEPTEMBER 30, 1998
                                  ------------------                   ------------------                 ------------------

                           Aggregate                 Directed  Aggregate                Directed   Aggregate                Directed
                           Brokerage    Aggregate   Brokerage  Brokerage    Aggregate  Brokerage   Brokerage    Aggregate  Brokerage
                          Commission Transactions  Commission Commission Transactions Commission  Commission Transactions Commission
                          ---------- ------------  ---------- ---------- ------------ ----------  ---------- ------------ ----------
Large Company Value Fund   $375,110    $244,587,930 $375,110  $185,817  $144,863,804   $180,313    $152,631 $118,652,289   $152,631
Balanced Fund               131,288      90,278,519  131,288    60,840    46,118,765     60,840      49,964   38,484,168     49,964
Large Company Growth Fund   178,800     176,204,065  178,800   112,387    90,944,488    110,187     125,276   97,877,295    125,276
Small Company Growth Fund   237,893     277,523,796      N/A   131,611   108,278,763        N/A      91,551   44,458,188        N/A
International Equity Fund   909,087     403,500,517        0   393,986   126,109,605     41,497     240,357   12,332,336     36,268

         Allocation of transactions, including their frequency, to various dealers is determined by BB&T Asset Management and each Sub-Adviser in its best judgment and in a manner deemed fair and reasonable to Shareholders. The major consideration in allocating brokerage business is the assurance that the best execution is being received on all transactions effected for all accounts. Brokerage will at times be allocated to firms that supply research, statistical data and other services when the terms of the transaction and the capabilities of different broker/dealers are consistent with the guidelines set forth in
Section 28(e) of the Securities Exchange Act of 1934. Information so received is in addition to and not in lieu of services required to be performed by BB&T Asset Management and each Sub-Adviser and does not reduce the advisory fees payable to BB&T Asset Management or each Sub-Adviser. Such information may be useful to BB&T Asset Management or each Sub-Adviser in serving both the BB&T Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to BB&T Asset Management or each Sub-Adviser in carrying out its obligations to the BB&T Funds.



         To the extent permitted by applicable rules and regulations, either BB&T Asset Management or the Sub-Advisers may execute portfolio transactions on behalf of the Funds through an affiliate of BB&T Asset Management. As required by Rule 17e-1 under the 1940 Act, the Funds have adopted procedures which provide that commissions paid to such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The procedures also provide that the Board will review reports of such affiliated brokerage transactions in connection with the foregoing standard.



         Investment decisions for each Fund of the BB&T Funds are made independently from those for the other Funds or any other investment company or account managed by BB&T Asset Management or any Sub-Adviser. Any such other investment company or account may also invest in the same securities as the BB&T Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund of the BB&T Funds, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which BB&T Asset Management or the Sub-Adviser believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, BB&T Asset Management or the Sub-Adviser may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Advisory Agreement and the Sub-Advisory Agreements, in making investment recommendations for the BB&T Funds, BB&T Asset Management or the Sub-Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the BB&T Funds is a customer of BB&T Asset Management or a Sub-Adviser or their parents, subsidiaries, or affiliates, and, in dealing with their customers, BB&T Asset Management or a Sub-Adviser and their parents, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the BB&T Funds.



GLASS-STEAGALL ACT
------------------


         In 1971, the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the Federal statute commonly referred to as the Glass-Steagall Act prohibits a bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal

Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.


         BB&T Asset Management and PNC Bank Corp. subsidiaries, BFMI, BIMC and BlackRock International believe that they possess the legal authority to perform the services for each Fund contemplated by the Advisory Agreement and Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and has so represented in the Advisory Agreement and Sub-Advisory Agreements. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict BB&T Asset Management or PNC Bank Corp.'s subsidiaries from continuing to perform such services for the BB&T Funds. Depending upon the nature of any changes in the services which could be provided by BB&T Asset Management or PNC Bank Corp.'s subsidiaries, the Board of Trustees of the BB&T Funds would review the BB&T Funds' relationship with BB&T Asset Management and the Sub-Adviser and consider taking all action necessary in the circumstances.



         Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BB&T Asset Management or any Sub-Adviser or their affiliated and correspondent banks (the "Banks") in connection with Customer's purchases of Shares of the BB&T Funds, the Banks might be required to alter materially or discontinue the services offered by them to Customers. It is not anticipated, however, that any change in the BB&T Funds' method of operations would affect its net asset value per Share or result in financial losses to any Customer.

MANAGER AND ADMINISTRATOR


         BISYS Fund Services, LP serves as Administrator (the "Administrator") to each Fund pursuant to the Management and Administration Agreement dated as of June 1, 2000. The Administrator is wholly owned by The BISYS Group, Inc., 150 Clove Road, Little Falls, New Jersey 07424, a publicly owned company engaged in information processing, loan servicing and 401(k) administration and recordkeeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by BB&T Asset Management under the Advisory Agreement, BFMI, BlackRock International, BIMC, and FIMC under the Sub-Advisory Agreements, and BB&T Asset Management, Investor's Bank & Trust, Bank of New York, and State Street Bank and Trust Company under their custodial services agreements with the BB&T Funds, and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the BB&T Funds). The Administrator is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc. The Administrator provides financial services to institutional clients.



         Under the Administration Agreement, the Administrator has agreed to monitor the net asset value of the U.S. Treasury Fund, the Prime Money Market Fund, and the Tax-Free Money Market Fund, to maintain office facilities for the BB&T Funds, to maintain the BB&T Funds' financial accounts and records, and to furnish the BB&T Funds statistical and research data and certain bookkeeping services, and certain other services required by the BB&T Funds. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares Federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the BB&T Funds' operations (other than those performed by BB&T Asset Management under the Advisory Agreement, BFMI, BlackRock International, BIMC, and FIMC under the Sub-Advisory Agreements, BB&T Asset Management, Investor's Bank & Trust, Bank of New York, and State Street Bank and Trust Company under their custodial services agreements with the BB&T Funds, and those performed by BISYS Fund Services Ohio, Inc. under its transfer agency and shareholder service and fund accounting agreements with the BB&T Funds). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

         Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets or
(b) such fee as may from time to time be agreed upon in writing by the BB&T Funds and the Administrator. A fee agreed to in writing from time to time by the BB&T Funds and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.


         For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:

                                FISCAL YEAR ENDED

                                            SEPTEMBER 30, 2000           SEPTEMBER 30, 1999          SEPTEMBER 30, 1998
                                            ------------------           ------------------          -----------------
                                                    Additional                    Additional                   Additional
                                                        Amount                        Amount                       Amount
                                             Paid       Waived             Paid       Waived            Paid       Waived
                                             ----       ------             ----       ------            ----       ------
Large Company Value Fund                  $856,288     $     0         $967,629         $260        $838,105          N/A
Balanced Fund                              307,324           0          327,815           98         277,746          N/A
Large Company Growth Fund                  333,032           0          178,369          283         103,228          N/A
Small Company Growth Fund                  439,288           0          217,358          244         178,115          N/A
International Equity Fund                  263,780           0          182,022            0         142,036          N/A
Short-Intermediate Fund                    276,115      88,181          247,747       82,636         266,751      $41,555
Intermediate U.S. Government Bond Fund     388,807           0          394,538          147         362,963          N/A
Intermediate Corporate Bond Fund            92,042      49,213              N/A          N/A             N/A          N/A
North Carolina Fund                        137,807      46,943          125,802       41,928         125,009       41,670
South Carolina Fund                         15,493      22,869            9,202       27,597          19,413       16,821
Virginia Fund                              104,272      36,122           45,353       15,126             N/A          N/A
Prime Money Market Fund                    231,020      68,193           37,186       83,812          55,572       47,495
U.S. Treasury Money Market Fund            853,343           0          495,144      142,194         441,787      135,824
Tax-Free Money Market Fund                     N/A         N/A              N/A          N/A             N/A          N/A
Capital Manager Conservative Growth Fund    19,380       8,303           15,625            4          11,280           31
Capital Manager Moderate Growth Fund        27,151       7,616           13,070            0          11,256           31
Capital Manager Growth Fund                 15,340       7,489           12,274            0          11,209           31


         The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), will continue until May 31, 2005. Thereafter, the Administration Agreement shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days notice by the BB&T Funds' Board of Trustees or by the Administrator.

         The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the BB&T Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

DISTRIBUTOR

         BISYS Fund Services LP serves as distributor to each Fund of the BB&T Funds pursuant to a Distribution Agreement dated October 1, 1993, (the "Distribution Agreement"). The Distribution Agreement provides that, unless sooner terminated it will continue in effect for continuous one-year periods if such continuance is approved at least annually (i) by the BB&T Funds' Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the BB&T Funds who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such

Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.


         No compensation is paid to the Distributor under the Distribution Agreement. However, the Distributor is entitled to receive payments under the Distribution and Shareholder Services Plan, dated October 1, 1992, as restated February 7, 1997 (the "Distribution Plan"). Under the Distribution Plan, a Fund will pay a monthly distribution fee to the Distributor as compensation for its services in connection with the Distribution Plan at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of Class A Shares of each Fund (twenty-five one-hundredths of one percent (0.25%) for the Capital Appreciation Fund, the Mid Cap Fund, and the West Virginia
Fund), one percent (1.00%) of the average daily net assets of Class B Shares of each Fund, and one percent (1.00%) of the average daily net assets of Class C Shares of each Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor has agreed with the BB&T Funds to reduce its fee under the Distribution Plan to an amount not to exceed twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Class A Shares of each Fund (in the case of the Tax-Free Bond Funds and the Funds of Funds, 0.15% of the average daily net assets of the Class A Shares of each Fund, and the Money Market Funds, 0.37% of the average daily net assets of the Class A shares of each Fund).


         For the fiscal year ended September 30, 2000, the Distributor received the following fees with respect to the Class A and Class B Shares from the following Funds:


FUND                                              CLASS A SHARES                CLASS B SHARES
----                                              --------------                --------------
                                                            Additional                     Additional
                                               Amount           Amount        Amount           Amount
                                                 Paid           Waived          Paid           Waived
                                             ---------       ----------     ---------       ----------

Large Company Value Fund                     $ 87,067         $ 87,068       $363,445          $  0
Balanced Fund                                  48,643           48,643        200,583             0
Large Company Growth Fund                      26,021           26,022        216,127             0
Small Company Growth Fund                      48,912           48,911        181,056             0
International Equity Fund                       6,579            6,588         34,376             0
Short-Intermediate Fund                        10,351           10,352            N/A           N/A
Intermediate U.S. Government Bond Fund          7,694            7,693         23,791             0
Intermediate Corporate Bond Fund                  319              319            269             3
North Carolina Fund                            17,848           41,645            N/A           N/A
South Carolina Fund                             1,739            4,060            N/A           N/A
Virginia Fund                                     154              360            N/A           N/A
Prime Money Market Fund                       267,169           77,793        199,959             0
U.S. Treasury Money Market Fund               267,166          118,503         66,354             0
Tax-Free Money Market Fund                          0                0              0             0
Capital Manager Conservative                      885              884          1,325             0
Capital Manager Moderate                        3,522            3,523          3,457             0
Capital Manager Growth                          3,304            3,305         10,568             0


         The Distribution Plan was initially approved on August 18, 1992 by the Fund's Board of Trustees, including a majority of the trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent

Trustees"). An Amended and Re-Executed Distribution Plan was approved on February 7, 1997. The Distribution Plan provides for fees only upon the Class A, Class B, and Class C Shares of each Fund.

         The Distribution Agreement is the successor to the previous distribution agreement, which terminated automatically by its terms upon consummation of the acquisition of Winsbury by The BISYS Group, Inc. The Distribution Agreement was unanimously approved by the Board of Trustees of the BB&T Funds, and is materially identical to the terminated distribution agreement.

         In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A, Class B, or Class C Shares of that Fund. The Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to a Fund requires the approval of the holders of that Fund's Class A, Class B, and Class C Shares. The BB&T Funds' Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

         The Distributor may use the distribution fee to provide distribution assistance with respect to a Fund's Class A, Class B, and Class C Shares or to provide shareholder services to the holders of such Shares. The Distributor may also use the distribution fee (i) to pay financial institutions and intermediaries (such as insurance companies and investment counselors but not including banks), broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with distribution assistance or (ii) to pay banks, other financial institutions and intermediaries, broker-dealers, and the Distributor's affiliates and subsidiaries compensation for services or reimbursement of expenses incurred in connection with the provision of shareholder services. All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class A, Class B, and Class C Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the Participating Organization's customers owning a Fund's Class A, Class B, and Class C Shares. Under the Distribution Plan, a Participating Organization may include Southern National Corporation or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

         The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

         The Distribution Plan also contains a so-called "defensive" provision applicable to all classes of Shares. Under this defensive provision to the extent that any payment made to the Administrator, including payment of administration fees, should be deemed to be indirect financing of any activity primarily intended to result in the sale of Shares issued by the BB&T Funds within the context of Rule 12b-1 under the 1940 Act, such payment shall be deemed to be authorized by the Distribution Plan.

         The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the BB&T Funds will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the BB&T Funds to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

EXPENSES

         BB&T Asset Management and the Administrator each bear all expenses in connection with the performance of their services as Adviser and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund. Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees and travel expenses of the Trustees of the BB&T Funds, Securities and Exchange Commission fees, state securities qualification and renewal fees, costs of preparing and printing prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, amortized organizational expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by a Fund, certain insurance premiums, costs of maintenance of a Fund's existence, costs and expenses of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation. As a general matter, expenses are allocated to the Class A, Class B, Class C and Trust Class of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A, Class B, and Class C Shares, other than in accordance with the relative net asset value of the class, are expenses under the Distribution Plan which relate only to the Class A, Class B, and Class C Shares.

SECURITIES LENDING AGENT

         The BB&T Funds has retained Cantor Fitzgerald & Co. ("Cantor Fitzgerald") as its securities lending agent and will compensate that firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the BB&T Funds. Cantor Fitzgerald has employed BISYS to provide certain administrative services relating to securities lending transactions entered into on behalf of the BB&T Funds. Cantor Fitzgerald, rather than the BB&T Funds, will compensate BISYS for those services.

CUSTODIAN

         State Street Bank and Trust Company serves as the Custodian to the Prime Money Market Fund. Bank of New York serves as the Custodian to the International Equity Fund. BB&T serves as the Custodian to the other BB&T Funds.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES

         BISYS Fund Services Ohio, Inc. serves as transfer agent to each Fund of the BB&T Funds pursuant to a Transfer Agency Agreement with the BB&T Funds.


         BISYS Fund Services Ohio, Inc. also provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the BB&T Funds. Under the Omnibus Agreement, BISYS Fund Services Ohio, Inc. receives a fee from each Fund at the annual rate of 0.03% of such Fund's average daily net assets, subject to a minimum annual fee.


INDEPENDENT AUDITORS

         KPMG LLP ("KPMG") has been selected as independent auditors. KPMG's address is Two Nationwide Plaza, Suite 1600, Columbus, Ohio 43215.

LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, DC 20005 are counsel to the BB&T Funds.

                             PERFORMANCE INFORMATION

YIELDS OF THE MONEY MARKET FUNDS

         The "yield" of the U.S. Treasury Fund, the Prime Money Market Fund and the Tax-Free Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

         The yield and effective yield of each Money Market Fund will vary in response to fluctuations in interest rates and in the expenses of each Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

         The yield and effective yield for the seven-day period ending September 30, 2000, for the Money Market Funds are shown below:


                                                     Yield                         Effective Yield
                                            -----------------------            -----------------------
                                            Class A  Class B  Trust            Class A  Class B  Trust
                                            -------  -------  -----            -------  -------  -----


Prime Money Market Fund                     5.22%    4.62%     5.62%           5.36%    4.73%    5.78%
U.S. Treasury Money Market Fund             5.79%    5.19%     6.19%           5.95%    5.32%    6.38%


YIELDS OF THE OTHER FUNDS OF THE BB&T FUNDS

         Yields of the Large Company Value Fund, North Carolina Fund, South Carolina Fund, Virginia Fund, West Virginia Fund, Short-Intermediate Fund, Intermediate U.S. Government Bond Fund, Intermediate Corporate Bond Fund, Balanced Fund, Large Company Growth Fund, Small Company Growth Fund, International Equity Fund, Capital Appreciation Fund, Mid Cap Value Fund, and the Funds of Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period, according to the following formula:

a-b
                        30-Day Yield = 2[( ----- +1) to the power of 6-1]
                                             cd

         In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

         Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the BB&T Funds allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each Fund.

         The yield and effective yield for the 30-day period ending September 30, 2000, for the non-Money Market Funds are shown below:


                                                     Yield                 Effective Yield
                                            -------------------------  ------------------------
                                            Class A  Class B  Trust    Class A  Class B   Trust
                                            -------  -------  -----    -------  -------   -----

Intermediate Corporate Bond Fund              6.10%   5.36%   6.34%      6.27%   5.49%    6.53%
Short-Intermediate Fund                       5.32%    N/A    5.57%      5.45%    N/A     5.72%
Intermediate U.S. Government Bond Fund        5.40%   4.66%   5.65%      5.54%   4.76%    5.80%
North Carolina Fund                           3.93%    N/A    4.08%      4.00%    N/A     4.15%
South Carolina Fund                           4.08%    N/A    4.23%      4.16%    N/A     4.31%
Virginia Fund                                 4.01%    N/A    4.17%      4.09%    N/A     4.25%
Balanced Fund                                 2.10%   1.34%   2.34%      2.11%   1.35%    2.37%


         The North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the North Carolina, South Carolina, Virginia, and West Virginia Funds' yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund is computed by dividing that portion of the effective yield of the North Carolina, South Carolina, Virginia, and West Virginia Funds which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

         The tax-equivalent yield and tax-equivalent effective yield for the North Carolina, South Carolina, Virginia, and West Virginia Funds for the 30-day period ended September 30, 2000 are shown below:


                                                                     Tax-Equivalent
                                         Tax-Equivalent                 Effective
                                              YIELD                       YIELD
                                       -------------------         ------------------
                                       CLASS A       TRUST         CLASS A      TRUST
                                       -------       -----         -------      -----

North Carolina Fund                     7.05%        7.32%          7.18%       7.45%
South Carolina Fund                     7.26%        7.53%          7.41%       7.67%
Virginia Fund                           7.04%        7.32%          7.18%       7.47%


         Investors in the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the

Mid Cap Value Fund, and the Funds of Funds, are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

CALCULATION OF TOTAL RETURN

         Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of an investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions). Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

  The average total return for the Class A Shares of each Fund, computed as of September 30, 2000, is shown in the table below:

                  Average Annual Total Returns - Class A Shares


                           Fund/Class
                          Commencement           One             Five                Ten              Life of
Fund Name                 of Operations          Year           Years               Years              Fund
---------                 -------------   -----------        -----------        -------------      --------------
                                          With    Without    With    Without    With    Without    With     Without
                                          Sales   Sales      Sales   Sales      Sales   Sales      Sales    Sales
                                          Load(*) Load       Load(*) Load       Load(*) Load       Load(*)  Load
                                          ----    ----       ----    ----       ----    ----       ----     ----

Large Company Value Fund       10/9/92  - 0.40%   5.69%     13.16%  14.51%       N/A     N/A       13.14%  13.98%
Balanced Fund                   7/1/93  - 4.09%   1.74%      8.62%   9.91%       N/A     N/A        8.64%   9.53%
Large Company Growth Fund      10/3/97   22.60%  30.08%       N/A     N/A        N/A     N/A       16.14%  18.46%
Small Company Growth Fund      12/7/94   45.47%  54.34%     20.44%  21.89%       N/A     N/A       25.14%  26.42%
International Equity Fund       1/2/97  - 1.27%   4.75%       N/A     N/A        N/A     N/A        7.09%   8.80%
Intermediate Corporate Bond
Fund                           12/2/99     N/A     N/A        N/A     N/A        N/A     N/A      - 1.07%   4.97%
Short-Intermediate Fund       11/30/92    2.07%   5.24%      4.29%   4.94%       N/A     N/A        4.58%   4.99%
Intermediate U.S. Government
  Bond Fund                    10/9/92    0.01%   6.09%      4.19%   5.43%       N/A     N/A        4.86%   5.64%
North Carolina Fund           10/16/92    2.96%   5.04%      3.14%   3.76%       N/A     N/A        3.56%   3.96%
South Carolina Fund           10/20/97    1.98%   5.10%       N/A     N/A        N/A     N/A        2.55%   3.62%
Virginia Fund                  5/17/99    2.03%   5.22%       N/A     N/A        N/A     N/A        0.99%   3.28%
Prime Money Market Fund        10/1/97    5.35%   5.35%       N/A     N/A        N/A     N/A        4.90%   4.90%
U.S. Treasury Money Market
  Fund                         10/5/92    4.98%   4.98%      4.56%   4.56%       N/A     N/A        4.12%   4.12%
Capital Manager Conservative
  Growth Fund                  1/29/98    2.84%   9.08%       N/A     N/A        N/A     N/A        4.84%   6.94%
Capital Manager Moderate
  Growth Fund                  1/29/98    4.94%  11.35%       N/A     N/A        N/A     N/A        6.10%   8.22%
Capital Manager Growth Fund    1/29/98    7.45%  14.02%       N/A     N/A        N/A     N/A        7.20%   9.34%


* Reflects maximum sales charge (5.75% for the Stock Funds, Funds of Funds, Intermediate U.S. Government Bond Fund and Intermediate Corporate Bond Fund and 3.00% for the North Carolina, South Carolina, Virginia, West Virginia, and Short-Intermediate Funds).

         The average total return for the Class B Shares of each Fund, computed as of September 30, 2000, is shown in the table below:

                  Average Annual Total Returns - Class B Shares



                           Fund/Class
                          Commencement         One               Five              Ten               Life of
Fund Name                 of Operations        Year             Years             Years                Fund
---------                 -------------   ---------------    ---------------    --------------    ----------------
                                          With    Without    With    Without    With   Without    With     Without
                                          Sales   Sales      Sales   Sales      Sales  Sales      Sales    Sales
                                          Load(*) Load       Load(*) Load       Load(*)load       Load(*)  Load
                                          ----    ----       ----    ----       ----   ----       ----     ----

Large Company Value Fund+     10/9/92     1.10%   4.88%    13.55%  13.67%       N/A    N/A        13.46%  13.46%
Balanced Fund+                 7/1/93   - 2.88%   0.92%     8.91%   9.05%       N/A    N/A         8.94%   8.94%
Large Company Growth Fund     10/3/97    25.22%  29.22%      N/A     N/A        N/A    N/A        16.93%  17.66%
Small Company Growth Fund+    12/7/94    49.29%  53.29%    20.93%  21.02%       N/A    N/A        25.60%  25.66%
International Equity Fund      1/2/97   - 0.09%   3.88%      N/A     N/A        N/A    N/A         7.40%   8.05%
Intermediate Corporate Bond
  Fund                        12/2/99      N/A     N/A       N/A     N/A        N/A    N/A       - 0.58%   4.41%
Intermediate U.S. Government
  Bond Fund+                  10/9/92     1.31%   5.31%     4.49%   4.65%       N/A    N/A         5.09%   5.09%
Prime Money Market Fund+      10/1/97     0.65%   4.65%      N/A     N/A        N/A    N/A         3.46%   4.39%
U.S. Treasury Money Market
  Fund+                       10/5/92     0.28%   4.28%     3.62%   3.79%       N/A    N/A         3.64%   3.64%
Capital Manager Conservative
  Fund(1)                     1/29/98     4.31%   8.31%      N/A     N/A        N/A    N/A         5.77%   6.79%
Capital Manager Moderate
  Fund(1)                     1/29/98     6.45%  10.45%      N/A     N/A        N/A    N/A         7.60%   8.58%
Capital Manager Growth
  Fund(1)                     1/29/98     9.23%  13.23%      N/A     N/A        N/A    N/A         9.42%  10.38%


*    Reflects maximum CDSC of 5.00%.

+ Class B Shares were not in existence prior to January 1, 1996 (September 2, 1998 in the case of the Prime Money Market Fund). Performance for periods prior to January 1, 1996 (September 2, 1998 in the case of the Prime Money Market Fund) is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would have been lower.



(1) Class B Shares were not in existence prior to January 29, 1999. Performance for periods prior to January 29, 1999 is based on Class A Share performance and has been adjusted for the maximum contingent deferred sales charge applicable to Class B Shares, but does not reflect the Class B Shares' Rule 12b-1 fees and expenses. With those adjustments, performance would have been lower.



         The average total return for the Trust Shares of each Fund, computed as of September 30, 2000, is shown in the table below:

                  Average Annual Total Returns - Trust Shares


                          Fund/class
                          Commencement              One              Five               Ten               Life of
Fund Name                 of Operations            Year             Years              Years               Fund
---------                 -------------            ----             -----              -----               ----

Large Company Value Fund         10/9/92          5.89%            14.78%              N/A                14.26%
Balanced Fund                     7/1/93          1.92%            10.19%              N/A                 9.76%
Large Company Growth Fund        10/3/97         30.52%              N/A               N/A                18.75%

Small Company Growth Fund        12/7/94         54.82%            22.21%           N/A                   26.78%
International Equity Fund         1/2/97          4.96%              N/A            N/A                    9.12%
Intermediate Corporate Bond Fund 12/2/99           N/A               N/A            N/A                    5.13%
Short-Intermediate Fund         11/30/92          5.62%             5.20%           N/A                    5.24%
Intermediate U.S. Government
  Bond Fund                      10/9/92          6.36%             5.71%           N/A                    5.91%
North Carolina Fund             10/16/92          5.31%             3.94%           N/A                    4.11%
South Carolina Fund             10/20/97          5.27%              N/A            N/A                    3.75%
Virginia Fund                    5/17/99          5.35%              N/A            N/A                    2.53%
Prime Money Market Fund          10/1/97          5.70%              N/A            N/A                    5.21%
U.S. Treasury Money Market
  Fund                           10/5/92          5.33%             4.82%           N/A                    4.37%
Capital Manager Conservative
  Growth Fund                    10/2/97          9.31%              N/A            N/A                    7.23%
Capital Manager Moderate
  Growth Fund                    10/2/97         11.63%              N/A            N/A                    8.42%
Capital Manager Growth Fund      10/2/97         14.28%              N/A            N/A                    9.54%

         The yields, effective yields, tax-equivalent yields, tax-equivalent effective yields, and total return set forth above were calculated for each class of each Fund's Shares. No yield or total return information is available for the Tax-Free Money Market Fund, which had not commenced operations as of the date of this Statement of Additional Information.


         At any time in the future, yields and total return may be higher or lower than past yields, there can be no assurance that any historical results will continue.

PERFORMANCE COMPARISONS

         YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return, aggregate total return yield, effective yield and/or tax-equivalent yield may be included in advertisements or in information furnished to present or prospective shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper, Inc. Services as having the same investment objectives may from time to time be included in advertisements.

         Yield, effective yield, total return and distribution rate will be calculated separately for each Class of Shares. Because Class A Shares are subject to lower Distribution Plan fees than Class B Shares and Class C Shares, the yield and total return for Class A Shares will be higher than that of the Class B Shares and Class C Shares for the same period. Because Trust Shares are not subject to Distribution Plan fees, the yield and total return for Trust Shares will be higher than that of the Class A, Class B, and Class C Shares for the same period.

         From time to time, the BB&T Funds may include the following types of information in advertisements, supplemental sales literature and reports to
Shareholders: (1) discussions of
general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the BB&T Funds, (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the Funds. The Funds may also include in these communications calculations, such as hypothetical compounding examples, that describe hypothetical investment results, such performance examples will be based on an express set of assumptions and are not indicative of performance of any of the Funds.

         Investors may also judge the performance of a Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper, Inc., IBC/Donoghue's MONEY FUND REPORT and Ibbotson Associates, Inc. References may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Weisenberger, Pension and Investments, U.S.A. Today and local newspapers. In addition to performance information, general information about the Funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to Shareholders.

         Total return and/or yield may also be used to compare the performance of the Funds against certain widely acknowledged standards or indices for stock and bond market performance. The Standard & Poor's Composite Stock Price Index of 500 stocks (the "S&P 500 Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 Stocks relative to the base period 1941-43. The S&P 500 Index is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 Index represents about 80% of the market value of all issues traded on the New York Stock Exchange.

         The NASDAQ-OTC Price Index (the "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

         The Morgan Stanley Capital International Europe, Australasia and the Far East Index ("EAFE") is an index composed of a sample of companies representative of the market structure of twenty European and Pacific Basin countries. The Index represents the evolution of an unmanaged portfolio consisting of a stratified sampling of all listed stocks.

         The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

         The Lehman Brothers Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by an NRSRO.

         The Variable NAV Funds may also calculate a distribution rate. Distribution rates will be computed by dividing the distribution per Share of a class made by a Fund over a twelve-month period by the maximum offering price per Share. The distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses. The calculation of income in the distribution rate includes both income and capital gain dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital items which are often non-recurring in nature, and may include returns of principal, whereas yield does not include such items. Each of the Funds do not intend to publish distribution rates in Fund advertisements but may publish such rates in supplemental sales literature. Distribution rates may also be presented excluding the effect of a sales charge, if any.

         Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Yield and performance are functions of quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by BB&T or its affiliated or correspondent banks for cash management services will reduce a Fund's effective yield to Customers.

         In addition, with respect to the North Carolina Fund, the South Carolina Fund, the Virginia Fund, and the West Virginia Fund, the benefits of tax-free investments may be communicated in advertisements or communications to shareholders. For example, the table below presents the approximate yield that a taxable investment must earn at various income brackets to produce after-tax yields equivalent to those of tax-exempt investments yielding from 3.00% to 5.50%. The yields below are for illustration purposes only and are not intended to represent current or future yields for the North Carolina Fund, the South Carolina Fund, the

Virginia Fund, and the West Virginia Fund, which may be higher or lower than those shown. The rates shown in the table below are subject to adjustment for the Internal Revenue Service inflation indexation. This table does not reflect any alternative minimum tax liability. Investors should consult their tax advisers with specific reference to their own tax situation.

                                                                    APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND


                                                                            [REVISE]

SINGLE RETURN                            COMBINED
SAMPLE                      NORTH        FEDERAL AND
TAXABLE      FEDERAL       CAROLINA        N.C.                                    TAX-EXEMPT YIELDS
INCOME       MARGINAL      MARGINAL       MARGINAL   ------------------------------------------------------------------------------
(1999)       TAX RATE      TAX RATE      TAX RATE    3.00    3.50%     4.00%   4.50%    5.00%     5.50%     6.00%    6.50%    7.00%
------

------------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$12,750       15.00%        6.00%         20.10%     3.76%   4.38%     5.01%   5.63%    6.26%     6.88%     7.51%    8.14%    8.76%

FROM
$12,751 TO
$27,050       15.00%        7.00%         20.95%     3.80%   4.43%     5.06%   5.69%    6.33%     6.96%     7.59%    8.22%    8.86%

FROM
$27,051 TO
$60,000       28.00%        7.00%         33.04%     4.48%   5.23%     5.97%   6.72%    7.47%     8.21%     8.96%    9.71%    10.45%

FROM
$60,001 TO
$65,550       28.00%        7.75%         33.58%     4.52%   5.27%     6.02%   6.78%    7.53%     8.28%     9.03%    9.79%    10.54%

FROM
$65,551 TO
$136,750      31.00%        7.75%        36.35%      4.71%    5.50%    6.28%   7.07%    7.86%     8.64%     9.43%    10.21%   11.00%

FROM
$136,751 TO
$297,300      36.00%        7.75%        40.96%      5.08%    5.93%    6.78%   7.62%    8.47%     9.32%     10.16%   11.01%   11.86%

OVER
$297,300      39.60%        7.75%        44.28%      5.38%    6.28%    7.18%   8.08%    8.97%     9.87%     10.77%   11.67%   12.56%

                                                                   APPROXIMATE YIELD TABLE: NORTH CAROLINA FUND

                                                                           [REVISE]
MARRIED
FILING JOINTLY
SAMPLE                            COMBINED
TAXABLE                 NORTH     FEDERAL AND
INCOME        FEDERAL   CAROLINA  N.C.                                             TAX-EXEMPT YIELDS
(1999)        MARGINAL  MARGINAL  MARGINAL    -------------------------------------------------------------------------------
------        TAX RATE  TAX RATE  TAX RATE    3.00    3.50%     4.00%    4.50%    5.00%    5.50%    6.00%     6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$21,250         15.00%     6.00%   20.10%     3.76%    4.38%    5.01%    5.63%    6.26%    6.88%    7.51%     8.14%     8.76%

FROM
$21,251 TO
$42,200         15.00%     7.00%   20.95%     3.80%    4.43%    5.06%    5.69%    6.33%    6.96%    7.59%     8.22%     8.86%

FROM
$42,201 TO
$100,000        28.00%     7.00%   33.04%     4.48%    5.23%    5.97%    6.72%    7.47%    8.21%    8.96%     9.71%    10.45%

FROM
$100,001 TO
$109,250        28.00%     7.75%   33.58%     4.52%    5.27%    6.02%    6.78%    7.53%    8.28%    9.03%     9.79%    10.54%

FROM
$109,251 TO
$166,450        31.00%     7.75%   36.35%     4.71%    5.50%    6.28%    7.07%    7.86%    8.64%    9.43%    10.21%    11.00%

FROM
$166,451 TO
$297,300        36.00%     7.75%   40.96%     5.08%    5.93%    6.78%    7.62%    8.47%    9.32%   10.16%    11.01%    11.86%

OVER
$297,300        39.60%     7.75%   44.28%     5.38%    6.28%    7.18%    8.08%    8.97%    9.87%   10.77%    11.67%    12.56%

                                                                    APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                        [REVISE]
SINGLE RETURN
SAMPLE                               COMBINED
TAXABLE                 SOUTH        FEDERAL AND
INCOME     FEDERAL     CAROLINA     S.C.                                          TAX-EXEMPT YIELDS
(1999)     MARGINAL    MARGINAL     MARGINAL     ---------------------------------------------------------------------------------
------     TAX RATE    TAX RATE     TAX RATE     3.00    3.50%     4.00%     4.50%     5.00%    5.50%     6.00%     6.50%    7.00%


------------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$2,340       15.00%      2.50%         17.13%    3.62%    4.22%     4.83%     5.43%     6.03%    6.64%     7.24%     7.84%    8.45%

FROM
$2,341 TO
$4,680       15.00%      3.00%         17.55%    3.64%    4.24%     4.85%     5.46%     6.06%    6.67%     7.28%     7.88%    8.49%
                         (less $11)
FROM
$4,681 TO
$7,020       15.00%      4.00%         18.40%    3.68%    4.29%     4.90%     5.51%     6.13%    6.74%     7.35%     7.97%    8.58%
                         (less $58)
FROM
$7,021 TO
$9,360       15.00%      5.00%         19.25%    3.72%    4.33%     4.95%     5.57%     6.19%    6.81%     7.43%     8.05%    8.67%
                         (less $128)
FROM
$9,361 TO
$11,700      15.00%      6.00%         20.10%    3.75%    4.38%     5.01%     5.63%     6.26%    6.88%     7.51%     8.14%    8.76%
                         (less $222)
FROM
$11,701 TO
$25,750      15.00%      7.00%         20.95%    3.80%    4.43%     5.06%     5.69%     6.33%    6.96%     7.59%     8.22%    8.86%
                         (less $339)
FROM
$25,751 TO
$62,950      28.00%      7.00%         33.04%    4.48%    5.23%     5.97%     6.72%     7.47%    8.21%     8.96%     9.71%   10.45%
                         (less $339)
FROM
$62,951 TO
$130,250     31.00%      7.00%         35.83%    4.68%    5.45%     6.23%     7.01%     7.79%    8.57%     9.35%    10.13%   10.91%
                         (less $339)
FROM
$130,251 TO
$283,150     36.00%      7.00%         40.48%    5.04%    5.88%     6.72%     7.56%     8.40%    9.24%     10.08%    10.92%  11.76%
                         (less $339)
OVER
$283,150     39.60%      7.00%         43.83%    5.34%    6.23%     7.12%     8.01%     8.90%    9.79%     10.68%    11.57%  12.46%
                         (less $339)

                                                                   APPROXIMATE YIELD TABLE: SOUTH CAROLINA FUND

------------------------------------------------------------------------------------------------------------------------------------

                                                                         [REVISE]
MARRIED FILING
JOINTLY                              COMBINED
TAXABLE                SOUTH         FEDERAL AND
INCOME      FEDERAL    CAROLINA      S.C.                                             TAX-EXEMPT YIELDS
(1999)      MARGINAL   MARGINAL      MARGINAL     ----------------------------------------------------------------------------------
------      TAX RATE   TAX RATE      TAX RATE     3.00    3.50%     4.00%     4.50%     5.00%     5.50%    6.00%     6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$2,340       15.00%     2.50%         17.13%     3.62%    4.22%     4.83%     5.43%     6.03%     6.64%    7.24%     7.84%    8.45%

FROM
$2,341 TO
$4,680       15.00%     3.00%         17.55%     3.64%    4.24%     4.85%     5.46%     6.06%     6.67%    7.28%     7.88%    8.49%
                        (less $11)
FROM
$4,681 TO
$7,020       15.00%     4.00%         18.40%     3.68%    4.29%     4.90%     5.51%     6.13%     6.74%    7.35%     7.97%    8.58%
                        (less $58)
FROM
$7,021 TO
$9,360       15.00%     5.00%         19.25%     3.72%    4.33%     4.95%     5.57%     6.19%     6.81%    7.43%     8.05%    8.67%
                        (less $128)
FROM
$9,361 TO
$11,700      15.00%     6.00%         20.10%     3.75%    4.38%     5.01%     5.63%     6.26%     6.88%    7.51%     8.14%    8.76%
                        (less $222)
FROM
$11,701 TO
$43,050      15.00%     7.00%         20.95%     3.80%    4.43%     5.06%     5.69%     6.33%     6.96%    7.59%     8.22%    8.86%
                        (less $339)
FROM
$43,051 TO
$104,050     28.00%     7.00%         33.04%     4.48%    5.23%     5.97%     6.72%     7.47%     8.21%    8.96%     9.71%   10.45%
                        (less $339)
FROM
$104,051 TO
$158,550     31.00%     7.00%         35.83%     4.68%    5.45%     6.23%     7.01%     7.79%     8.57%    9.35%    10.13%   10.91%
                        (less $339)
FROM
$158,551 TO
$283,150     36.00%     7.00%         40.48%     5.04%    5.88%     6.72%     7.50%     8.40%     9.24%   10.08%    10.92%   11.76%
                        (less $339)
OVER
$283,150     39.60%     7.00%         43.83%     5.34%    6.23%     7.12%     8.01%     8.90%     9.79%   10.68%    11.57%   12.46%
                        (less $339)

                                                                         APPROXIMATE YIELD TABLE: VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------


SINGLE                            COMBINED
TAXABLE                           FEDERAL AND
INCOME      FEDERAL    VIRGINIA   VIRGINIA                                          TAX-EXEMPT YIELDS
(2000)      MARGINAL   MARGINAL   MARGINAL    --------------------------------------------------------------------------------------
------      TAX RATE   TAX RATE   TAX RATE    3.00    3.50%     4.00%     4.50%     5.00%     5.50%      6.00%     6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$3,000       15.00%      2.00%     16.70%    3.60%    4.20%     4.80%     5.40%     6.00%     6.60%      7.20%     7.80%     8.40%

FROM
$3,001 TO
$5,000       15.00%      3.00%     17.55%    3.64%    4.24%     4.85%     5.46%     6.06%     6.67%      7.28%     7.88%     8.49%

FROM
$5,001 TO
$17,000      15.00%      5.00%     19.25%    3.72%    4.33%     4.95%     5.57%     6.19%     6.81%      7.43%     8.05%     8.67%

FROM
$17,001 TO
$27,050      15.00%      5.75%     19.89%    3.74%    4.37%     4.99%     5.62%     6.24%     6.87%      7.49%     8.11%     8.74%

FROM
$27,051 TO
$65,550      28.00%      5.75%     32.14%    4.42%    5.16%     5.89%     6.63%     7.37%     8.10%      8.84%     9.58%    10.32%

FROM
$65,551 TO
$136,750     31.00%      5.75%     34.97%    4.61%    5.38%     6.15%     6.92%     7.69%     8.46%      9.23%    10.00%    10.76%

FROM
$136,751 TO
$297,350     36.00%      5.75%     39.68%    4.97%    5.80%     6.63%     7.46%     8.29%     9.12%      9.95%    10.78%    11.60%

OVER
297,350      39.60%      5.75%     43.07%    5.27%    6.15%     7.03%     7.90%     8.78%     9.66%     10.54%    11.42%    12.30%

                                                                       APPROXIMATE YIELD TABLE: VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
MARRIED FILING
JOINTLY                          COMBINED
TAXABLE                          FEDERAL AND
INCOME      FEDERAL   VIRGINIA   VIRGINIA                                           TAX-EXEMPT YIELDS
(2000)      MARGINAL  MARGINAL   MARGINAL    ---------------------------------------------------------------------------------------
------      TAX RATE  TAX RATE   TAX RATE    3.00     3.50%      4.00%     4.50%    5.00%      5.50%     6.00%      6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$3,000       15.00%    2.00%      16.70%     3.60%    4.20%      4.80%     5.40%     6.00%     6.60%     7.20%      7.80%     8.40%

FROM
$3,001 TO
$5,000       15.00%    3.00%      17.55%     3.64%    4.24%      4.85%     5.46%     6.06%     6.67%     7.28%      7.88%     8.49%

FROM
$5,001 TO
$17,000      15.00%    5.00%      19.25%     3.72%    4.33%      4.95%     5.57%     6.19%     6.81%     7.43%      8.05%     8.67%

FROM
$17,001 TO
$27,050      15.00%    5.75%      19.89%     3.74%    4.37%      4.99%     5.62%     6.24%     6.87%     7.49%      8.11%     8.74%

FROM
$27,051 TO
$65,550      28.00%    5.75%      32.14%     4.42%    5.16%      5.89%     6.63%     7.37%     8.10%     8.84%      9.58%    10.32%

FROM
$65,551  TO
$136,750     31.00%    5.75%      34.97%     4.61%    5.38%      6.15%     6.92%     7.69%     8.46%     9.23%     10.00%    10.76%

FROM
$136,751 TO
$297,350     36.00%    5.75%      39.68%     4.97%    5.80%      6.63%     7.46%     8.29%     9.12%     9.95%     10.78%    11.60%

OVER
$297,350     39.60%    5.75%      43.07%     5.27%    6.15%      7.03%     7.90%     8.78%     9.66%    10.54%     11.42%    12.30%

                                                                         APPROXIMATE YIELD TABLE: WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------


SINGLE                            COMBINED
TAXABLE                  WEST     FEDERAL AND
INCOME      FEDERAL    VIRGINIA  WEST VIRGINIA                                      TAX-EXEMPT YIELDS
(2000)      MARGINAL   MARGINAL   MARGINAL    --------------------------------------------------------------------------------------
------      TAX RATE   TAX RATE   TAX RATE    3.00    3.50%     4.00%     4.50%     5.00%     5.50%      6.00%     6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------

FROM
$0 TO
$10,000      15.00%      3.00%     17.55%    3.64%    4.24%     4.85%     5.46%     6.06%     6.67%      7.28%     7.88%     8.49%

FROM
$10,001 TO
$25,000      15.00%      4.00%     18.40%    3.68%    4.29%     4.90%     5.51%     6.13%     6.74%      7.35%     7.97%     8.58%

FROM
$25,001 TO
$26,250      15.00%      4.50%     18.83%    3.70%    4.31%     4.93%     5.54%     6.16%     6.78%      7.39%     8.01%     8.62%

FROM
$26,251 TO
$40,000      28.00%      4.50%     31.24%    4.36%    5.09%     5.82%     6.54%     7.27%     8.00%      8.73%     9.45%    10.18%

FROM
$40,001 TO
$60,000      28.00%      6.00%     32.32%    4.43%    5.17%     5.91%     6.65%     7.39%     8.13%      8.87%     9.60%    10.34%

FROM
$60,001 TO
$63,550      28.00%      6.50%     32.68%    4.46%    5.20%     5.94%     6.68%     7.43%     8.17%      8.91%     9.66%    10.40%

FROM
$63,551  TO
$132,600     37.00%      6.50%     35.49%    4.65%    5.43%     6.20%     6.98%     7.75%     8.53%      9.30%    10.08%    10.85%

FROM
$132,601 TO
$288,350     36.00%      6.50%     40.16%    5.01%    5.85%     6.68%     7.52%     8.36%     9.19%     10.03%    10.86%    11.70%

OVER
298,350      39.60%      6.50%     43.53%    5.31%    6.30%     7.08%     7.97%     8.85%     9.74%     10.62%    11.51%    12.40%

                                                                       APPROXIMATE YIELD TABLE: WEST VIRGINIA FUND
------------------------------------------------------------------------------------------------------------------------------------
MARRIED FILING
JOINTLY                          COMBINED
TAXABLE                 WEST     FEDERAL AND
INCOME      FEDERAL   VIRGINIA  WEST VIRGINIA                                      TAX-EXEMPT YIELDS
(2000)      MARGINAL  MARGINAL   MARGINAL    ---------------------------------------------------------------------------------------
------      TAX RATE  TAX RATE   TAX RATE    3.00     3.50%      4.00%     4.50%    5.00%      5.50%     6.00%      6.50%     7.00%


------------------------------------------------------------------------------------------------------------------------------------


FROM
$0 TO
$10,000      15.00%    3.00%      17.55%     3.64%    4.24%     4.85%     5.46%     6.06%     6.67%      7.28%     7.88%     8.49%

FROM
$10,001 TO
$25,000      15.00%    4.00%      18.40%     3.68%    4.29%     4.90%     5.51%     6.13%     6.74%      7.35%     7.97%     8.58%

FROM
$25,001 TO
$40,000      15.00%    4.50%      18.83%     3.70%    4.31%     4.93%     5.54%     6.16%     6.78%      7.39%     8.01%     8.62%

FROM
$40,001 TO
$43,850      15.00%    6.00%      20.10%     3.75%    4.38%     5.01%     5.63%     6.26%     6.88%      7.51%     8.14%     8.76%

FROM
$43,851 TO
$60,000      28.00%    6.00%      32.32%     4.43%    5.17%     5.91%     6.65%     7.39%     8.13%      8.87%     9.60%    10.34%

FROM
$60,001  TO
$105,950     28.00%    6.50%      32.68%     4.46%    5.20%     5.94%     6.68%     7.43%     8.17%      8.91%     9.66%    10.40%

FROM
$105,951 TO
$161,450     37.00%    6.50%      35.49%     4.65%    5.43%     6.20%     6.98%     7.75%     8.53%      9.30%    10.08%    10.85%

FROM
$161,450 TO  36.00%    6.50%      40.16%     5.01%    5.85%     6.68%     7.52%     8.36%     9.19%     10.03%    10.86%    11.70%
$288,350

OVER
$288,350     39.60%    6.50%      43.53%     5.31%    6.20%     7.08%     7.97%     8.85%     9.74%     10.62%    11.51%    12.40%

         The "combined Federal and N.C., S.C., VA, or West VA Marginal Tax Rate" represents the combined federal and North Carolina, South Carolina, Virginia, and West Virginia tax rates, respectively, available to taxpayers who itemize deductions adjusted to account for the federal deduction of state taxes paid.

         Such data are for illustrative purposes only and are not intended to indicate past or future performance results of the North Carolina, South Carolina, Virginia, and West Virginia Funds. Actual performance of the Funds may be more or less than that noted in the hypothetical illustrations.


                             ADDITIONAL INFORMATION

Organization and Description of Shares
--------------------------------------

         The BB&T Funds (previously The BB&T Mutual Funds Group) was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The BB&T Funds' Agreement and Declaration of Trust has been amended three times: (1) on June 25, 1992 to change the Trust's name, (2) on August 18, 1992, to provide for the issuance of multiple classes of shares, and (3) on May 17, 1999 to change the Trust's name. A copy of the BB&T Funds' Amended and Restated Agreement and Declaration of Trust, (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The BB&T Funds presently has twenty-two series of Shares offered to the public which represent interests in the U.S. Treasury Fund, the Prime Money Market Fund, the Tax-Free Money Market Fund, the Large Company Value Fund, the North Carolina Fund, the South Carolina Fund, the Virginia Fund, the West Virginia Fund, the Short-Intermediate Fund, the Intermediate U.S. Government Bond Fund, the Intermediate Corporate Bond Fund, the Balanced Fund, the Large Company Growth Fund, the Small Company Growth Fund, the International Equity Fund, the Capital Appreciation Fund, the Mid Cap Value Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund, and the Capital Manager Aggressive Growth Fund respectively. The BB&T Funds' Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the BB&T Funds into one or more additional series.

         Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the BB&T Funds' Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the BB&T Funds, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

         Shares of the BB&T Funds are entitled to one vote per share (with proportional voting for fractional shares) on such matters as shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of a particular series or class, then only Shareholders of such series or class shall be entitled to vote thereon, and
(iii) only the holders of Class A and Class B Shares will be entitled to vote on matters submitted to Shareholder vote with regard to the Distribution Plan applicable to such class. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares of the BB&T Funds and filed with the BB&T Funds' custodian or by vote of the holders of two-thirds of the outstanding shares of the BB&T Funds at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares of any Fund. Except as set forth above, the Trustees shall continue to hold office and may appoint their successors.

         As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the BB&T Funds or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of
(a) 67% or more of the votes of Shareholders of the BB&T Funds or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the BB&T Funds or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the BB&T Funds or such Fund.

Shareholder and Trustee Liability
---------------------------------

         Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the BB&T Funds. However, the BB&T Funds' Declaration of Trust disclaims Shareholder liability for acts or obligations of the BB&T Funds and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the BB&T Funds or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

         The Agreement and Declaration of Trust states further that no Trustee, officer or agent of the BB&T Funds shall be personally liable in connection with the administration or preservation of the assets of the BB&T Funds or the conduct of the BB&T Funds' business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act expect for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Agreement and Declaration of Trust also provides that all persons having any claim against the Trustees or the BB&T Funds shall look solely to the assets of the BB&T Funds for payment.

Miscellaneous
-------------

         The BB&T Funds may include information in its Annual Reports and Semi-Annual Reports to Shareholders that (1) describes general economic trends,
(2) describes general trends within the financial services industry or the mutual fund industry, (3) describes past or anticipated portfolio holdings for one or more of the Funds within the BB&T Funds, or (4) describes investment management strategies for such Funds. Such information is provided to inform Shareholders of the activities of the BB&T Funds for the most recent fiscal year or half-year and to provide the views of the Adviser and/or BB&T Funds officers regarding expected trends and strategies.

         The organizational expenses of each Fund of the BB&T Funds except the Virginia Fund and the Intermediate Corporate Bond Fund are amortized over a period of two years from the commencement of the public offering of Shares of the Fund. On June 30, 1998, the Funds adopted Statement of Position (SOP) 98-5, "Reporting on the Costs of Start-Up Activities." Under the provisions of SOP 98-5, costs associated with organizing a fund which commences operating subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Virginia Fund and Intermediate Corporate Bond Fund were paid during the fiscal year ended September 30, 1999 and the past fiscal year, respectively. In the event any of the initial Shares of the BB&T Funds are redeemed during the amortization period by any holder thereof, the redemption proceeds will be reduced by a pro rata portion of any unamortized organization expenses in the same proportion as the number of initial Shares being redeemed bears to the total number of initial Shares outstanding at the time of redemption. Investors purchasing Shares of the BB&T Funds subsequent to the date of the Prospectus and this Statement of Additional Information bear such expenses only as they are amortized against a Fund's investment income.

         The BB&T Funds is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the BB&T Funds.


         As of January 8, 2001 the following persons owned of record or beneficially 5% or more of the Class A, Class B, or Trust Shares of the listed
Funds:

                 US TREASURY MONEY MARKET FUND - CLASS A SHARES



NAME AND ADDRESS                                                                PERCENT OF RECORD OWNED

Scott & Stringfellow Omnibus Fund                                               93.3480%
US Treasury MM - A
909 E. Main Street
Richmond, VA  23219


                 US TREASURY MONEY MARKET FUND - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OF RECORD OWNED

BISYS Fund Services                                                             91.7028%
BB&T Sweep Customers
3435 Selzer Road
Columbus, OH  43219


                  US TREASURY MONEY MARKET FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OF RECORD OWNED

Wilbranch                                                                       72.2793%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      25.7910%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601


                SHORT-INTERMEDIATE U.S. GOVERNMENT FUND- A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Henry Fibers Inc.                                                               26.7739%
P.O. Box 1675
Gastonia, NC  28053


          SHORT-INTERMEDIATE U.S. GOVERNMENT INCOME FUND- TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   62.7952%


P.O. Box 2887
Wilson, NC  27894

Hometown Bank Co.                                                               14.4182%
CO BB T
P.O. Box 2887
Wilson, NC  27894

CAP & Co.                                                                       11.1024%
P.O. Box 2887
Wilson, NC  27894


                INTERMEDIATE U.S. GOVERNMENT BOND FUND - A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

William R. Glover                                                               6.3641%
Glover Family Trust
207 Rob Roy Road
Southern Pines, NC  28387


              INTERMEDIATE U.S. GOVERNMENT BOND FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   59.6637%
P.O. Box 2887
Wilson, NC  27894

Wilbranch Co.                                                                   6.1914%
P.O. Box 2887
Wilson, NC  27894

Hometown Bank Co.                                                               6.1033%
CO BB T
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      15.4109%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601

CAP & Co.                                                                       6.9896%
P.O. Box 2887
Wilson, NC  27894


              NORTH CAROLINA INTERMEDIATE TAX-FREE FUND - A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

R.L. Honbarrier Co.                                                             18.3254%
1507 Crestlin Road
High Point, NC  27260


            NORTH CAROLINA INTERMEDIATE TAX-FREE FUND - TRUST SHARES


NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   97.9509%

P.O. Box 2887
Wilson, NC  27894


                         BALANCED FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Louisburg College, Inc.                                                         6.9299%
501 N. Main Street
Louisburg, NC  27549


                          BALANCED FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                    9.8361%
P.O. Box 2887
Wilson, NC  27894

Wilbranch Co.                                                                   26.8877%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      43.5144%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601

BB&T Capital Manager Conservative Growth                                        6.5873%
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC  27601


                       PRIME MONEY MARKET - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Scott  & Stringfellow Omnibus Fund                                              98.0915%
U.S. Treasury MM - A
909 E. Main Street
Richmond, VA  23219


                       PRIME MONEY MARKET - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Bisys Fund Services                                                             98.2582%
BB&T Sweep Customers
3435 Selzer Road


Columbus, OH  43219


                        PRIME MONEY MARKET - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   98.6624%
P.O. Box 2887
Wilson, NC  27894


           SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Cheryl K. Boone                                                                 12.0886%
Wilt C. Boone
1901 Martin Road
Chapin, SC  29036

Cheryl K. Boone                                                                 13.6843%
George O. Boone
1901 Martin Road
Chapin, SC  29036

George S. Morgan                                                                17.5404%
Joyce Morgan Dekesis
4477 Mandi Drive
Little River, SC  29566

Nancy Jenkins Stewart                                                           8.0959%
Nancy Jenkins Stewart Trust
201 Huntington Road
Greenville, SC  29615

Charles R. Nolan                                                                8.0857%
Nelda W. Nolan
1644 Farmsteam Road
Rook Hill, SC  29732

Betty R. Roof                                                                   5.1273%
Terry C. Roof
1566 Pisgah Church Road
Lexington, SC  29072


            SOUTH CAROLINA INTERMEDIATE TAX-FREE FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Cap Co.                                                                         98.2015%
P.O. Box 2887
Wilson, NC  27894


              VIRGINIA INTERMEDIATE TAX-FREE FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY


Ann P. Watson                                                                   12.1423%
7511 Glebe Road
Richmond, VA  23229


David V. Cederquist                                                             26.4079%
Bettie M. Cederquist
1231 Manchester Avenue
Norfolle, VA  23508

Richard H. Perry                                                                31.3119%
Patricia J. Perry Jtten
1211 Moyer Road
Newport News, VA  23608

Granville N. Patterson                                                          19.4629%
Myrtle M. Patterson
286 Ridge Street
Madison Heights, VA  24572

June M. Adams                                                                   10.1585%
3809 Acosta Road
Fairfax, VA  22031


               VIRGINIA INTERMEDIATE TAX-FREE FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Hometown Bank Co.                                                               99.6370%
C O BB T
P.O. Box 2887
Wilson, NC  27894


                INTERMEDIATE CORPORATE BOND FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Cecil Wayne Jessup                                                              55.5830%
429 Jar Gap Lane
Ararat, VA  24053

George W. Ashley                                                                25.5766%
594 Jordan Cook Road
Boone, NC  28607


Betty H. Wood                                                                   17.4691%
2542 Glade Valley Road
Sparta, NC  28675


                INTERMEDIATE CORPORATE BOND FUND - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Roy S. McBee                                                                    10.5820%
4202 Willingham Dr.
Columbia, SC  29206

Irene A. Holmes                                                                 20.3146%
Irene A. Holmes Trust
2591 Highway 9E
Little River, SC  29566

BB T Clearing S S IRA Cust                                                      6.0348%
FBO Dennis K. Eggleston
44 Woodlawn Avenue
Martinsville, VA  24112

BB T Clearing S S IRA Cust                                                      8.5050%
FBO Veneita E. Brewer
134 Dusty Road
Goldsteon, NC  27252

John H. Engstrom                                                                5.0760%
252 Pioneer Trail
Collinsville, VA  24078

Hope R. Via                                                                     5.4508%
1258 Hardin Reynolds Road
Critz, VA  24082

William H. Wells                                                                9.2228%
5413 Glenview Drive
Hickory, NC  28602

Jerry W. Roquenore                                                              12.6505%
169 Lakeshore Drive South
Ivey, GA  31031

David S. Dutton                                                                 7.5487%
140 Pine Lake Road, Apt. 8


Danville, VA  24541

James A. Cetto                                                                  6.4284%
154 Brookgate Drive
Myrtle Beach, SC  29579


                 INTERMEDIATE CORPORATE BOND FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   36.6026%
P.O. Box 2887
Wilson, NC  27894

Wilbranch Co.                                                                   37.3085%
P.O. Box 2887
Wilson, NC  27894

Cap Co.                                                                         5.5954%
P.O. Box 2887
Wilson, NC  27894

HomeTown Bank Co.                                                               6.4563%
C O BB T
P.O. Box 2887
Wilson, NC  27894


                     LARGE COMPANY VALUE FUND - TRUST SHARES

NAME AND ADDRESS                                                       PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   36.2456%
P.O. Box 2887
Wilson, NC  27894

Wilbranch Co.                                                                   14.5832%
P.O. Box 2887
Wilson, NC  27894

Hometown Bank Co.                                                               9.5355%
CO BB T
P.O. Box 2887
Wilson, NC  27894


Branch Banking & Trust Co.                                                      23.2891%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601

CAP & Co.                                                                       7.1297%
P.O. Box 2887
Wilson, NC  27894


                    SMALL COMPANY GROWTH FUND - TRUST SHARES

NAME AND ADDRESS                                                       PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   22.6893%
P.O. Box 2887
Wilson, NC  27894

Wilbranch Co.                                                                   9.5540%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      24.3716%
Daily Recordkeeping Plans
434 Fayetteville Street, 4th Floor
Raleigh, NC  27601

Branch Banking & Trust                                                          30.4677%
State of North Carolina 401K
P.O. Box 29541
Raleigh, NC  27626


                    INTERNATIONAL EQUITY FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   53.2819%
P.O. Box 2887
Wilson, NC  27894

Cap Co.                                                                         7.4906%
P.O. Box 2887
Wilson, NC  27894


Wilbranch Co.                                                                   20.4867%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                       5.5461%
Daily Recordkeeping Plans
434 Fayetteville St., 4th Floor
Raleigh, NC 27601

                    LARGE COMPANY GROWTH FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   53.5158%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      10.1295%
Daily Recordkeeping Plans
434 Fayetteville St., 4th Floor
Raleigh, NC  27601

Cap Co.                                                                         5.9788%
P.O. Box 2887
Wilson, NC  27894

Hometown Bank Co.                                                               19.1900%
C O BBT
P.O. Box 2887
Wilson, NC  27894

BB&T Capital Manager Growth Fund                                                5.4534%
434 Fayetteville Street Mall, 5th Floor
Raleigh, NC  27601


            CAPITAL MANAGER CONSERVATIVE GROWTH FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Lorraine K. Cauthen                                                             18.1683%
108 Strawberry Lane
Clemson, SC  29631

Melton Ellerby                                                                  12.3199%
Route 1 Box 34


Wadesboro, NC  28170

William M. Benton                                                               5.8306%
P.O. Box 1824
Pinebluff, NC  28373

Wiletta Huffman                                                                 14.6878%
1112 Woodland Street
Whiteville, NC  28472

Horace J. Traylor                                                               7.5646%
Tod Betty Lou Blankenship
500 Pacific Avenue, Apt. 403
Virginia Beach, V A  23451

Linda Z. Greer                                                                  20.6218%
Hubert M. Greer
3431 Steve Dr.
Mariatte, GA 30064

Rosella W. Wagner                                                               14.1298%
601 W. Yacht Dr.
Oak Island, NC 28465

            CAPITAL MANAGER CONSERVATIVE GROWTH FUND - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Betty F. Fincher                                                                29.5161%
55 Chamblee Road
Walterboro, SC  29488

Sandra A. Headley                                                               12.5368%
3050 Cottageville
Walterboro, SC  29488

Dale Gierszewski                                                                6.5639%
102 Crowaton
Castle Hayne, NC  28429

Deborah L. Rock                                                                 21.1438%
10 Biltmore Plaza
Asheville, NC 28803

Margaret S. Hensley                                                             8.8127%
113 Larkspur Ln.
Spartanburg, SC 29301

Curtis N. Fulbright                                                             5.6772%
6005 Hesuner Rd.
Vale, NC 28168

             CAPITAL MANAGER CONSERVATIVE GROWTH FUND - TRUST SHARES


NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   73.8343%
P.O. Box 2887
Wilson, NC  27894


Branch Banking & Trust Co.                                                      24.8539%
Daily Recordkeeping Plans
434 Fayetteville St., 4th Floor
Raleigh, NC  27601


              CAPITAL MANAGER MODERATE GROWTH FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

William H. Peeler                                                               21.2250%
Betty P. Peeler
3802 Old Sptg. Hwy.
Moore, SC  29369

David A. Jarvis                                                                 6.3011%
P.O. Box 2292
Walterboro, SC  29488

Leslie L. Keeter                                                                15.7855%
1704 Hodges Ferry Road
Portsmouth, VA  23701



BB T Clearing S S IRA Cust                                                      8.8433%
FBO Glendale Jolly
1250 Mollie Ironhill Road
Clarendon, NC  28432


              CAPITAL MANAGER MODERATE GROWTH FUND - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Belinda Jo Gray                                                                 5.6453%
217 Porter Road
Portsmouth, VA  23707

Doris H. Howell                                                                 5.0545%
191 Old Spartanburg Highway
Pacolet, SC  29372

Willie A. Smith                                                                 6.6324%
403 Sierra Road
Spartanburg, SC  29301

Frankie H. Bowman                                                               9.4861%
1846 33rd St. Drive SW
Hickory, NC  28602


John L. Malone, III                                                             6.0536%
Courtney M. Malone
PO Box 2001
Bluffton, SC 29910

Mary E. Pierce                                                                  6.9069%
110 Tip Toe Rd.
Ederton, NC 27932

Cynthia M. Poole                                                                6.6435%
9008 Peeps Grove Church Rd.
Vale, NC 28168

               CAPITAL MANAGER MODERATE GROWTH FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Wilbranch Co.                                                                   85.8126%
P.O. Box 2887
Wilson, NC  27894

Branch Banking & Trust Co.                                                      12.1852%
Daily Recordkeeping Plans
434 Fayetteville St., 4th Floor
Raleigh, NC  27601


                  CAPITAL MANAGER GROWTH FUND - CLASS A SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

Elham B. Makram                                                                 9.1325%
Adly A. Girgis
110 Sedgefield Drive
Clemson, SC  29631

Susan M. Bowan                                                                  10.6778%
301 Compton Road
Raleigh, NC  27609

Michael B. Harris                                                               5.1254%
4710 Devonshire Rd.
Richmond, VA 23225

James W. Bybee                                                                  6.5165%
6495 Luther Bosher Ln.
Mechanicsville, VA 2311

                  CAPITAL MANAGER GROWTH FUND - CLASS B SHARES

NAME AND ADDRESS                                                                PERCENT OWNED BENEFICIALLY

James G. Henson                                                                 7.9536%
128 Robbins Drive
Forest City, NC  28043

Michael Petteway                                                                6.7745%
492 Fuller Mill Road
Thomasville, NC  27360


BBT Clearing S S IRA Cust                                                       8.2047%
FBO Nester Stanaland Humphries
Ocean Harbour Estates
Calabash, NC  28467


                   CAPITAL MANAGER GROWTH FUND - TRUST SHARES

NAME AND ADDRESS                                                                PERCENT OWNED OF RECORD

Wilbranch Co.                                                                   96.6527%
P.O. Box 2887
Wilson, NC  27894

         As of January 8, 2001, BB&T Asset Management owned of record substantially all of the outstanding Trust Shares of each of the Funds, and held voting or investment power with respect to over 90% of the Trust Shares of each Fund. As a result, BB&T may be deemed to be a "controlling person" of the Trust Shares of each of the Funds under the 1940 Act.

         The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

         The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

                              FINANCIAL STATEMENTS

Audited Financial Statements as of September 30, 2000 are incorporated by reference to the Annual Report to Shareholders, dated as of September 30, 2000, which has been previously sent to Shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge by contacting the Distributor at 3435 Stelzer Road, Columbus, Ohio 43219 or by telephoning toll-free at (800) 228-1872.

         APPENDIX

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Fitch IBCA, Duff & Phelps ("Fitch IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG -TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1,2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         Description of the five highest long-term debt ratings by S & P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         AA An obligation rated 'AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Fitch IBCA:

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

                  - Leading market positions in well-established industries.

                  - High rates of return on funds employed.

              - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

                  - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                  - Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S & P's description of its three highest short-term debt ratings:

A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

F1 Highest credit quality. Indicates the Best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1     This designation denotes superior credit quality.
Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2     This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

Short-Term Debt Ratings

                  Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

                  BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

         The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

         The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

         The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1             THE HIGHEST CATEGORY; INDICATES A VERY HIGH LIKELIHOOD THAT
PRINCIPAL AND INTEREST WILL BE PAID ON A TIMELY BASIS.

TBW-2 The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 The lowest rating category; this rating is regarded as non investment grade and therefore speculative.

                             Registration Statement
                                       of
                                   BB&T FUNDS
                                       on
                                    Form N-1A

PART C.   OTHER INFORMATION

Item 23.  EXHIBITS

          (a) Amended and Restated Agreement and Declaration of Trust dated August 18, 1992 is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

          (b) Bylaws, Amended and Restated November 8, 1996 are incorporated by reference to Exhibit (2) to Post Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

          (c)   (1)   Article III, Article V, Article VIII, Section 4, and
                      Article IX, Sections 1, 4, 5, and 7 of the Amended and
                      Restated Declaration of Trust dated August 18, 1992, is incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 1 to the Registration
                      Statement on Form N-1A (filed March 24, 1993).

                (2) Article 9, Article 10, Section 6, Article 11 of the By-laws responsive to this item is incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2,
                      1997).


          (d)   (1)   Form of Investment Advisory Agreement between the
                      Registrant and BB&T Asset Management, LLC is incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment
                      No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).


                (2) Sub-Advisory Agreement between Branch Banking and Trust Company and CastleInternational Asset Management Limited is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14,
                      1997).

                (3) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Equity Advisors Company is incorporated by reference to Exhibit 5(g) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                (4) Sub-Advisory Agreement between Branch Banking and Trust Company and PNC Institutional Management Corporation is incorporated by reference to Exhibit 5(f) to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (filed July 2, 1997).

                (5) Sub-Advisory Agreement between Branch Banking and Trust Company and Federated Investment
                      Management Group is incorporated by reference to
                      Exhibit 23(d)(6) to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A (filed October 31, 2000).


          (e)   (1)   Distribution Agreement between the Registrant and BISYS
                      Fund Services LP is incorporated by reference to Exhibit
                      (e)(1) to Post-Effective Amendment No. 21 to the
                      Registration Statement of the Registrant on Form N-1A
                      (filed November 17, 2000).

          (f)   (1)   Form of Custody Agreement between the Registrant and
                      Branch Banking and Trust Company is incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment
                      No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).


                (2) Custody Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 11 to the Registration Statement of the Registrant on Form N-1A (filed February 14, 1997).

                (3) Form of Foreign Custody Manager Agreement between the Registrant and Bank of New York is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on Form N-1A (filed November 26, 1997).

                (4) Custody Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to
                      Exhibit 23(g)(5) to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A (filed October 31, 2000).


                (5) Form of Custody Agreement between the Registrant and Investor's Bank & Trust Company is incorporated by reference to Exhibit (f)(5) to Post-Effective Amendment No. 21 to Registrant on Form N-1A (filed November 17,
                      2000).

          (g)   (1)   Administration Agreement between the Registrant and
                      BISYS Fund Services LP (formerly The Winsbury Company
                      Limited Partnership) is incorporated by reference to
                      Exhibit 23(h)(l) to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A
                      (filed October 31, 2000).

                (2)   Schedule A

                (3) Transfer Agency Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 23(h)(2) to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A (filed October 31, 2000).

                (4) Fund Accounting Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 23(h)(3) to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on Form N-1A (filed October 31, 2000).

                (4) License Agreement between the Registrant and Branch Banking and Trust Company is incorporated by reference to
                      Exhibit 9(d) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24, 1993).

          (h)         Opinion of Ropes & Gray is filed herewith.

          (i)   (1)   Consent of Ropes & Gray is filed herewith.


          (i)   (2)   Consent of KPMG LLP if filed herewith.


          (j)         None.

          (k) Purchase Agreement dated September 3, 1992 between Registrant and Winsbury Associates is incorporated by reference to Exhibit 13 of Pre-Effective Amendment No. 2 to the Registration Statement of the Registrant on Form N-1A (filed September 23, 1992).


          (l)   (1)   Form of Amended and Restated Distribution and Shareholder
                      Services Plan as Amended November 9, 2000 between the
                      Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to Exhibit (l)(1) to Post-Effective Amendment No. 21 to the Registration
                      Statement of the Registrant on Form N-1A (filed November
                      17, 2000).


                (2) Servicing Agreement with respect to Shareholder Services between Branch Banking and Trust Company and BISYS Fund Services

                      Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit 15(b) to Post-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (filed March 24,
                      1993).


                (3) Form of Revised Schedule A to the Servicing Agreement with Branch Banking and Trust Company and BISYS Fund Services Limited Partnership (formerly The Winsbury Company Limited Partnership) is incorporated by reference to Exhibit
                      (l)(3) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

          (m) Form of Multiple Class Plan for BB&T Mutual Funds Group adopted by the Board of Trustees on September 21, 1995 as amended November 9, 2000 is incorporated by reference to Exhibit (m) to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

          (n)   (1)   Code of Ethics for BB&T Funds dated November 8, 1994 and
                      amended February 11, 2000 is incorporated by reference to Exhibit (n)(1) to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

                (2) Code of Ethics for BB&T Asset Management, LLC, is incorporated by reference to Exhibit (n)(2) to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).

                (3) Code of Ethics for BISYS is incorporated by reference to Exhibit (n)(3) to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on Form N-1A (filed November 17, 2000).


Item 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  None.

Item 25.  INDEMNIFICATION

          Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

          "TRUSTEES, OFFICERS, ETC.

          Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

          COMPROMISE PAYMENT

          Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such

          Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

          Indemnification for the Group's principal underwriter is provided for in the Distribution Agreement incorporated herein by reference as
          Exhibit 6(a).

          In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $3,000,000.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND INVESTMENT SUB-ADVISERS.

          BB&T Asset Management, LLC is the investment adviser to each fund. BB&T Asset Management, LLC is a wholly-owned subsidiay of BB&T. BB&T is the oldest bank in North Carolina and is the principal bank affiliate of BB&T Corporation, a bank and savings and loan holding company. As of December 31, 2000, BB&T Corporation had assets of approximately $43.5 billion. Through its subsidiaries, BB&T Corporation operates over 655 banking offices in Maryland, North Carolina, South Carolina, Virginia, West Virginia and Washington, D.C., providing a broad range of financial service to individuals and businesses.

          In addition to general commercial, mortgage and retail banking services, BB&T also provides trust, investment, insurance and travel services. BB&T has provided investment management services through its Trust and Investment Services Division since 1912. BB&T employs an experienced staff of professional portfolio managers and traders who use a disciplined investment process that focuses on maximization of risk-adjusted investment returns. BB&T has managed common and collective investment funds for its fiduciary accounts for more than 17 years and currently manages assets of more than $4.4 billion.

          Set forth below is information as to any other business, vocation or employment of a substantial nature (other than service in wholly-owned subsidiaries or the parent corporation of BB&T) in which each director or senior officer of the Registrant's investment adviser is, or at any time during the past two fiscal years has been, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.


Name and Position With Branch                       Other business, profession,
Banking and Trust Company                           vocation, or employment
-----------------------------                       ---------------------------


John A. Allison IV                                  Chairman and Chief Executive Officer
Chairman of the Board and                           BB&T Corporation and Branch Banking and
  Chief Executive Officer                           Trust Company
                                                    Winston-Salem, N.C.


Paul B. Barringer                                   President and Chief Executive Officer
Director                                            Coastal Lumber Company
                                                    Weldon, N.C.


W.R. Cuthbertson, Jr.                               Retired
Director                                            Formerly Senior Vice President
                                                    BB&T Company
                                                    Charlotte, N.C.


Ronald E. Deal                                      Investor, Chairman Wesley Hall
Director                                            Hickory, N.C.

Albert J. Dooley, Sr.                               Dooley, Dooley, Spence & Parker
Director                                            Lexington, S.C.

Joseph L. Dudley, Sr.                               Owner
Director                                            Dudley Products
                                                    Kernersville, S.C.

Tom D. Efird                                        President
Director                                            Standard Distributors, Inc.
                                                    Gastonia, N.C.

O. William Fenn, Jr.                                NC Department of Commerce
Director                                            Furniture Export Office
                                                    High Point, N.C.

Paul S. Goldsmith                                   BB&T Insurance Services, Inc.


Director                                            Greenville, S.C.

Dr. Lloyd Vincent Hackley                           President
Director                                            NC System of Community Colleges
                                                    Raleigh, N.C.

Ernest F. Hardee                                    Ernest Francis Realty Corp.,
Director                                            Hardee Realty Corporation
                                                    Portsmouth, V.A.



Dr. Richard Janeway                                 Executive Vice President for
Director                                             Health Affairs
                                                    Bowman Gray School of Medicine
                                                    Winston-Salem, N.C.

J. Ernest Lathem, M.D.                              Urology Specialist, Prostate Diagnostics
Director                                            Greenville, S.C.

James H. Maynard                                    Chairman & CEO
Director                                            Investors Management Corporation
                                                    Raleigh, N.C.

Joseph A. McAleer, Jr.                              Chief Executive Officer and Director
Director                                            Krispy Kreme Doughnut Corp.
                                                    Winston-Salem, N.C.

Albert O. McCauley                                  Secretary and Treasurer
Director                                            Quick Stop Food Marts, Inc.,
                                                      McCauley Moving & Storage of
                                                    Fayetteville, Inc.
                                                    Fayetteville, N.C.

James Dickson McLean, Jr.                           Attorney at Law, President
Director                                            McLean, Stacy, Henry & McLean, P.A.
                                                    Lumberton, N.C.

Charles E. Nichols                                  Attorney at Law, North Carolina Trust Center
Director                                            Greensboro, N.C.

L. Glenn Orr, Jr.                                   Orr Management Company
Director                                            Winston-Salem, N.C.


A. Winniett Peters                                  Standard Commercial Tobacco Company
Director                                            Wilson, N.C.

Richard L. Player, Jr.                              President
Director                                            Player, Inc.
                                                    Fayetteville, N.C.

C. Edward Pleasants, Jr.                            President, CEO & Director
Director                                            Pleasants Hardware Company
                                                    Winston-Salem, N.C.

Nido R. Qubein                                      Chief Executive Officer
Director                                            Creative Services, Inc.
                                                    High Point, N.C.

A. Tab Williams, Jr.                                Chairman & CEO
Director                                            A.T. Williams Oil Company
                                                    Winston-Salem, N.C.

      BlackRock Financial Management, Inc. ("BFMI") (formerly PNC Equity Advisors Company) is an indirect majority-owned subsidiary of PNC Bank Corp. BFMI serves as the investment sub-adviser to the Small Company Growth Fund. The list required by this Item 26 of officers and directors of BFMI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BFMI pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).

      BlackRock International, Ltd. ("BlackRock International") (formerly CastleInternational Asset Management Limited) is an indirect majority-owned subsidiary of PNC Bank Corp. BlackRock International serves as the investment sub-adviser to the International Equity Fund. The list required by this Item 26 of officers and directors of BlackRock International, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock International pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-51087).

      BlackRock Institutional Management Corporation ("BIMC") (formerly PNC Institutional Management Corporation) is an indirect majority-owned subsidiary of PNC Bank Corp. BIMC serves as the investment sub-adviser to the Tax-Free Money Market Fund. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-13304).

Item 27.  PRINCIPAL UNDERWRITER.

          (a) BISYS Fund Services LP (formerly known as The Winsbury Company) acts as distributor and administrator for the Registrant. BISYS Fund Services LP also distributes the securities of Alpine Equity Trust, American Independence Funds Trust, American Performance Funds, AmSouth Funds, BB&T Funds, The Coventry Group, The Eureka Funds, Fifth Third Funds, Governor Funds, Hirtle Callaghan Trust, HSBC Funds Trust and HSBC Mutual Funds Trust, The Infinity Mutual Funds, Inc., Magna Funds, Mercantile Mutual Funds, Inc., Metamarkets.com, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Old Westbury Funds, Inc., Pacific Capital Funds, Republic Advisor Funds Trust, Republic Funds Trust, Summit Investment Trust, USAllianz Variable Insurance Products Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds, Vintage Mutual Funds, Inc., and WHATIFI Funds, each of which is a management investment company. The parent of BISYS Fund Services, Inc. (the sole general partner of BISYS Fund Services) is The BISYS Group, Inc.

          (b) Partners of BISYS Fund Services, LP ("BISYS") as of the date of this Part C are as follows:

                                   Positions and              Positions and
Name and Principal                 Offices With the           Offices With
Business Addresses                 Winsbury Company           the Registrant
------------------                 ----------------           --------------

WC Subsidiary Corporation          Sole Limited Partner        None
150 Clove Road
Little Falls, NJ 07424

BISYS Fund Services, Inc.          Sole General                None
3435 Stelzer Road                    Partner
Columbus, OH  43219


OTHER BISYS DISTRIBUTORS:
------------------------

In addition to the following officers of BISYS, each distributor has additional officers and/or alternative positions held by BISYS officers listed to the right (business address for each person and distributor unless noted otherwise is 3435 Stelzer Road, Columbus, OH 43219 and unless noted otherwise each person holds no position with the Fund):

         Dennis Sheehan             Executive Officer
         William J. Tomko           Supervising Principal
         Gregory A. Trichtinger     Vice President
         Robert L. Tuch             Assistant Secretary
         Andrew Corbin              Vice President
         Olu T. Lawal               Fin-Op



*Barr Rosenberg Funds Distributor, Inc.     Irimga McKay - President
         Barr Rosenberg Funds               Lynn Mangum -Chairman
                                            Dennis Sheehan - EVP/Director
                                            William J. Tomko - Senior Vice President
                                            Kevin Dell - Vice President/Secretary
                                            Greg Maddox - Supervising Principal/VP

BNY Hamilton Distributors, Inc.             William J. Tomko - Senior Vice President
         BNY Hamilton Funds, Inc.           Richard Baxt - President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

*Centura Funds Distributor, Inc.            Walter B. Grimm - President
         Centura Funds                      William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary


CFD Fund Distributors, Inc.                 Richard Baxt - President
         Chase Funds                        William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

Concord Financial Group, Inc.               Walter B. Grimm - President
         ProFunds-                          William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary
                                            Irimga McKay - Supervising Principal

*Evergreen Distributor, Inc.                D'Ray Moore - President
         Evergreen Funds                    William J. Tomko - Senior Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

*Performance Funds Distributor, Inc.        Walter B. Grimm - President
         Performance Funds                  William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

The One Group Services Company              Mark Redman - President
         The One Group of Funds             William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

Vista Funds Distributors, Inc.              Richard Baxt - President
         Chase Vista Funds                  Mathew H. Lobas - Supervisory Principal
                                            William J. Tomko - Sr. Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

Kent Funds Distributors                     R. Jeffrey Young - Supervisory Principal
                                            William J. Tomko - Senior Vice President
                                            Lynn Mangum - Chairman
                                            Kevin Dell - Vice President/Secretary


Mentor Distributors, LLC                    D'Ray Moore, President
                                            William J. Tomko - Senior Vice Presient
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary

*IBJ Funds Distributor, Inc.                Walter B. Grimm, Senior Vice President
                                            William J. Tomko - Senior Vice President
                                            Lynn Mangum - Chairman
                                            Dennis Sheehan - EVP/Director
                                            Kevin Dell - Vice President/Secretary
                                            J. David Huber - President
                                            Georgette Prengel - Supervisory Principal

*address is 90 Park Avenue, New York, NY

NON BISYS DISTRIBUTORS (see Part C for directors and officers of distributors)

Glickenhaus & Company
   The Empire Builder Tax-Free Bond Fund

INTEGRITY INVESTMENTS
   Valiant Funds

Shay Financial Services, Inc.
   MSB Fund, Inc.
   Asset Management Fund, Inc.
   Institutional Investors Capital Appreciation Fund, Inc.

Nationwide Advisory Services, Inc.
   Nationwide Mutual Funds
   Nationwide Separate Account Trust
   Nationwide Asset Allocation Trust

Item 28.  LOCATION OF ACCOUNTS AND RECORDS

          Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are as follows:

                      (1)     BB&T Funds
                              3435 Stelzer Road
                              Columbus, Ohio 43219
                              Attention: Secretary
                              (Registrant)

                      (2)     BB&T Asset Management, LLC
                              434 Fayetteville Street Mall
                              Raleigh, North Carolina  27601
                              Attention:  Trust Investments
                              (Investment Adviser)

                      (3)     BlackRock Financial Management, Inc.
                              1600 Market Street, 27th Floor
                              Philadelphia, PA   19103
                              (Investment Sub-Adviser to the
                              Small Company Growth Fund)

                      (4)     BlackRock International, Ltd.
                              (Investment Sub-Adviser to the
                              International Equity Fund)
                              7 Castle Street
                              Edinburgh, Scotland EH23AH

                      (5) BlackRock Institutional Management Corporation (Investment Sub-Adviser to the Tax-Free
                              Money Market Fund)
                              400 Bellevue Parkway, 4th Floor
                              Wilmington, DE  19809

                      (6)     Federated Investors, Inc.
                              Federated Investors Tower
                              1001 Liberty Avenue
                              Pittsburgh, PA 15222-3779
                              (Sub-Advisor to the Prime Money Market Fund)

                      (7)     BISYS Fund Services
                              3435 Stelzer Road
                              Columbus, Ohio  43219
                              (Manager, Administrator and Distributor)

                      (8)     Branch Banking and Trust Company
                              434 Fayetteville Street Mall
                              Raleigh, NC  27601
                              (Custodian)

                      (9)     BISYS Fund Services Ohio, Inc.
                              3435 Stelzer Road
                              Columbus, Ohio  43219

                              (Transfer and Shareholder Servicing Agent,
                              Provider of Fund Accounting Services)

                      (10)    Bank of New York
                              90 Washington Street, 22nd Floor
                              New York, NY  10286
                              (Custodian to the International Equity Fund)

                      (11)    State Street Bank and Trust Company
                              2 Avenue de LaFayette
                              LCC-5th Floor
                              Boston, Massachusetts 02111
                              (Custodian to the Prime Money Market Fund)


                      (12)    Investor's Bank & Trust Company
                              John Hancock Tower
                              200 Clarendon Street
                              Boston, Massachusetts 02117-9130


                      (132)   Ropes & Gray
                              One Franklin Square, 1301 K Street, N.W.,
                              Suite 800 East
                              Washington, D.C.  20005
                              (Declaration of Trust, Bylaws, Minutes Book)

Item 29.  MANAGEMENT SERVICES

          None.

Item 30.  UNDERTAKINGS

          The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

          The Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                     NOTICE

                                     ------


      A copy of the Agreement and Declaration of Trust, as amended, of the BB&T Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia on this 23rd day of January, 2001.


                                        BB&T FUNDS
                                        Registrant

                                        /s/ Walter B. Grimm
                                        ---------------------------------
                                        *Walter B. Grimm
                                        Chairman


      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the dates indicated.


             SIGNATURE                      TITLE                DATE

 /s/ Walter B. Grimm                        Chairman             January 23, 2001
---------------------------------
*Walter B. Grimm

 /s/ William E. Graham                      Trustee              January 23, 2001
--------------------------------
*William E. Graham

/s/ Thomas W. Lambeth                       Trustee              January 23, 2001
--------------------------------
*Thomas W. Lambeth

/s/ Gary R. Tenkman                         Treasurer            January 23, 2001
--------------------------------
*Gary R. Tenkman

/s/ W. Ray Long                             Trustee              January 23, 2001
--------------------------------
*W. Ray Long

/s/ Robert W. Stewart                       Trustee              January 23, 2001
-------------------------------
*Robert W. Stewart

/s/ Raymond K. McCulloch                    Trustee              January 23, 2001
-------------------------------
*Raymond K. McCulloch

*By: /s/ Alan G. Priest
    ---------------------------
    Alan G. Priest

    Attorney-in-Fact, pursuant to powers of attorney filed herewith.


                                POWER OF ATTORNEY
                                -----------------


      Walter B. Grimm whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Maryellen M. Lundquist, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  6-18-97                         /s/ Walter B. Grimm
                                        -------------------
                                        Walter B. Grimm

                                POWER OF ATTORNEY
                                -----------------


      William E. Graham, Jr., whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Funds (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee William E. Graham, Jr. and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  2-15-94

                                        /s/ William E. Graham
                                        ---------------------
                                        William E. Graham

                                POWER OF ATTORNEY
                                -----------------


      Thomas Willis Lambeth, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Thomas Willis Lambeth and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  2-15-94


                                        /s/ Thomas W. Lambeth
                                        ---------------------
                                        Thomas Willis Lambeth

                                POWER OF ATTORNEY
                                -----------------


      W. Ray Long, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee W. Ray Long and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  2-15-94

                                        /s/ W. Ray Long
                                        ---------------
                                        W. Ray Long

                                POWER OF ATTORNEY
                                -----------------


      Robert W. Stewart, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Linda Dallas Rich, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable The BB&T Mutual Funds Group (the "Group"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all instruments and/or documents pertaining to the federal registration of the shares of the Group, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee Robert W. Stewart and/or officer of the Fund any and all amendments to the Group's Registration Statement as filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  2-15-94


                                        /s/ Robert W. Stewart
                                        ---------------------
                                        Robert W. Stewart

                                POWER OF ATTORNEY
                                -----------------


      Gary R. Tenkman, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Mutual Funds Group (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  August 3, 1998                  /s/ Gary R. Tenkman
                                        -------------------
                                        Gary R. Tenkman

                                POWER OF ATTORNEY
                                -----------------


      Raymond McCulloch, whose signature appears below, does hereby constitute and appoint Martin E. Lybecker, Alan G. Priest, and Alyssa Albertelli, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable the BB&T Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments to the Trust's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.

Dated:  May 24, 1999                    /s/ Raymond K. McCulloch
                                        ------------------------
                                        Raymond K. McCulloch

                                POWER OF ATTORNEY
                                -----------------


      KNOW ALL MEN BY THESE PRESENTS, that the undersigned constitutes and appoints Marco E. Adelfio, Richard H. Blank, Jr., R. Greg Feltus and Robert M. Kurucza, and each of them, his true and lawful attorney-in-fact and agent (each, an "Attorney-in Fact") with full power of substitution and resubstitution, for him and in his name, place and stead, in any and all capacities, (i) to execute the Registration Statement of each of Barclays Global Investors Funds, Inc. and Master Investment Portfolio and any investment company whose fund(s) invest in a Master Portfolio of Master Investment Portfolio (each, a "Company"), and any or all amendments (including post-effective amendments) thereto and to file the same, with any and all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission and any state securities commissions or authorities, and (ii) to execute any and all federal or state regulatory filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, a Company. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as he might or could do in person, and hereby ratifies and confirms all that said Attorney-in-Fact may lawfully do or cause to be done by virtue hereof.

Dated:  February 17, 2000               /s/ LEO SOONG
                                        -------------
                                        Leo Soong

                                  EXHIBIT INDEX
                                  -------------

EXHIBIT NO.              DESCRIPTION                                       PAGE


(h)               Opinion of Ropes & Gray

(i)(1)            Consent of Ropes & Gray

(i)(2)            Consent of KPMG LLP